UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-5344
William Blair Funds
(Exact name of registrant as specified in charter)

150 North Riverside Plaza, Chicago, IL 60606
(Address of Principal Executive Offices) (Zip Code)
Registrant's telephone number, including area code:
312-236-1600
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025
Item 1.    Report to Stockholders.
(a) The registrant's annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:
William Blair Growth Fund
Class I / BGFIX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This annual shareholder report contains important information about William Blair Growth Fund Class I (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund
costs for
the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Growth Fund Class I	$ 96	0.91%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 10.57% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the Russell 3000
®
Growth Index, which returned 18.15% and underperformed the S&P 500
®
Index, a broad measure of market performance, which returned 17.88%.
The Fund’s underperformance versus its benchmark was driven by stock-specific dynamics and style factors. From a style perspective, our typical bias towards small and mid-caps was a headwind. From a stock perspective, selection across multiple sectors including Information Technology and Health Care dampened results. The top individual detractors included ACV Auctions (Industrials), ServiceNow (Information Technology), UnitedHealth Group (Health Care), Chipotle Mexican Grill (Consumer Discretionary), and Copart (Industrials). The top individual contributors for the period included Cameco (Energy), Advanced Micro Devices (Information Technology), Uber Technologies (Industrials), Nvidia (Information Technology), as well as our underweight to Apple (Information Technology).
TOP PERFORMANCE CONTRIBUTORS
Cameco
is focused on the mining, trading, and processing of uranium, a key input into nuclear power generation. The stock outperformed as Cameco delivered strong results for the period, supported by higher sales and realized pricing. With global nuclear capacity expanding and uranium supplies tightening, we believe that the market outlook remains constructive. We believe that the company stands to benefit significantly from this demand surge, underpinned by nuclear energy’s essential role in the low-carbon transition.
Advanced Micro Devices
, a semiconductor company, delivered strong revenue on strength across its portfolio, bolstered by deep engagement across its CPU business as well as a partnership with OpenAI to deliver capacity through its GPUs and rack scale artificial intelligence (“AI”) solutions.
TOP PERFORMANCE DETRACTORS
ACV Auctions
operates an online marketplace for wholesale used vehicle transactions. The stock underperformed as the company endured continued weakness in the market for dealer-to-dealer wholesale auto transactions. We continue to believe ACV Auctions has a long runway for growth in the industry as it offers a superior, efficient, and cost-effective way to purchase vehicles as compared to physical auctions.
ServiceNow
is a provider of cloud-based service management and business management solutions. Despite delivering solid operational execution and strong subscription growth, shares lagged during the period as concerns over potential AI disruption hindered the valuations of many software-related companies. However, we feel ServiceNow is well positioned
to benefit from AI as they embed AI capabilities into existing workflows and introduce new offerings.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2025 (or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Growth Fund Class I	10.57%	10.02%	14.27%
S&P 500 ® Index	17.88%	14.42%	14.82%
Russell 3000 ® Growth Index	18.15%	14.59%	17.59%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 228,365
Number of portfolio holdings	51
Net advisory fees paid (in $000s)	$ 1,748
Portfolio turnover rate	62%
Graphical
Representation
of
Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the
Fund
.
Top Ten Holdings
NVIDIA Corp.	11.2%
Microsoft Corp.	7.2%
Apple, Inc.	6.3%
Alphabet, Inc.	4.9%
Mastercard, Inc.	4.5%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc.	4.1%
Broadcom, Inc.	4.0%
Advanced Micro Devices, Inc.	3.9%
Walmart, Inc.	3.3%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting
us
at 1-800-742-7272.
Householding
In order to reduce expenses, we
will deliver a single
copy of
prospectuses, proxies
, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Growth Fund
Class N / WBGSX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This annual shareholder report contains important information about William Blair Growth Fund Class N (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
.
You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Growth Fund Class N	$ 126	1.20%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 10.19% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the Russell 3000
®
Growth Index, which returned 18.15% and underperformed the S&P 500
®
Index, a broad measure of market performance, which returned 17.88%.
The Fund’s underperformance versus its
benchmark
was driven by stock-specific dynamics and style factors. From a style perspective, our typical bias towards small and mid-caps was a headwind. From a stock perspective, selection across multiple sectors including Information Technology and Health Care dampened results. The top individual detractors included ACV Auctions (Industrials), ServiceNow (Information Technology), UnitedHealth Group (Health Care), Chipotle Mexican Grill (Consumer Discretionary), and Copart (Industrials). The top individual contributors for the period included Cameco (Energy), Advanced Micro Devices (Information Technology), Uber Technologies (Industrials), Nvidia (Information Technology), as well as our underweight to Apple (Information Technology).
TOP PERFORMANCE CONTRIBUTORS
Cameco
is focused on the mining, trading, and processing of uranium, a key input into nuclear power generation. The stock outperformed as Cameco delivered strong results for the period, supported by higher sales and realized pricing. With global nuclear capacity expanding and uranium supplies tightening, we believe that the market outlook remains constructive. We believe that the company stands to benefit significantly from this demand surge, underpinned by nuclear energy’s essential role in the low-carbon transition.
Advanced Micro Devices
, a semiconductor company, delivered strong revenue on strength across its portfolio, bolstered by deep engagement across its CPU business as well as a partnership with OpenAI to deliver capacity through its GPUs and rack scale artificial intelligence (“AI”) solutions.
TOP PERFORMANCE DETRACTORS
ACV Auctions
operates an online marketplace for wholesale used vehicle transactions. The stock underperformed as the company endured continued weakness in the market for dealer-to-dealer wholesale auto transactions. We continue to believe ACV Auctions has a long runway for growth in the industry as it offers a superior, efficient, and cost-effective way to purchase vehicles as compared to physical auctions.
ServiceNow
is a provider of cloud-based service management and business management solutions. Despite delivering solid operational execution and strong subscription growth, shares lagged during the period as concerns over potential AI disruption hindered the valuations of many software-related companies. However, we feel ServiceNow is well positioned to benefit from AI as they embed AI capabilities into existing workflows and introduce new offerings.
Fund Performance
The following graph compares the
initial and subsequent
account values for the 10-year period ended December 31, 2025 (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Growth Fund Class N	10.19%	9.69%	13.94%
S&P 500 ® Index	17.88%	14.42%	14.82%
Russell 3000 ® Growth Index	18.15%	14.59%	17.59%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $ 000s )	$ 228,365
Number of portfolio holdings	51
Net advisory fees paid (in $000s)	$ 1,748
Portfolio turnover rate	62%
Graphical Representation of Holdings
The tables below show the investment makeup of the
Fund, representing
percentage of the total net assets of the Fund.
Top Ten Holdings
NVIDIA Corp.	11.2%
Microsoft Corp.	7.2%
Apple, Inc.	6.3%
Alphabet, Inc.	4.9%
Mastercard, Inc.	4.5%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc.	4.1%
Broadcom, Inc.	4.0%
Advanced Micro Devices, Inc.	3.9%
Walmart, Inc.	3.3%
Sector Allocation
Availability of Additional Information
You can find additional
information
about the Fund such as the prospectus, financial information, holdings and proxy voting information
at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Growth Fund
Class R6 / BGFRX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This annual shareholder report contains important information about William Blair Growth Fund Class R6 (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Growth Fund Class R6	$ 92	0.87%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 10.66% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the Russell 3000
®
Growth Index, which returned 18.15% and underperformed the S&P 500
®
Index, a broad measure of market performance, which returned 17.88%.
The Fund’s underperformance versus its benchmark was driven by stock-specific dynamics and style factors. From a style perspective, our typical bias towards small and mid-caps was a headwind. From a stock perspective, selection across multiple sectors including Information Technology and Health Care dampened results. The top individual detractors included ACV Auctions (Industrials), ServiceNow (Information Technology), UnitedHealth Group (Health Care), Chipotle Mexican Grill (Consumer Discretionary), and Copart (Industrials). The top individual contributors for the period included Cameco (Energy), Advanced Micro Devices (Information Technology), Uber Technologies (Industrials), Nvidia (Information Technology), as well as our underweight to Apple (Information Technology).
TOP PERFORMANCE CONTRIBUTORS
Cameco
is focused on the mining, trading, and processing of uranium, a key input into nuclear power generation. The stock outperformed as Cameco delivered strong results for the period, supported by higher sales and realized pricing. With global nuclear capacity expanding and uranium supplies tightening, we believe that the market outlook remains constructive. We believe that the company stands to benefit significantly from this demand surge, underpinned by nuclear energy’s essential role in the low-carbon transition.
Advanced Micro Devices
, a semiconductor company, delivered strong revenue on strength across its portfolio, bolstered by deep engagement across its CPU business as well as a partnership with OpenAI to deliver capacity through its GPUs and rack scale artificial intelligence (“AI”) solutions.
TOP PERFORMANCE DETRACTORS
ACV Auctions
operates an online marketplace for wholesale used vehicle transactions. The stock underperformed as the company endured continued weakness in the market for dealer-to-dealer wholesale auto transactions. We continue to believe ACV Auctions has a long runway for growth in the industry as it offers a superior, efficient, and cost-effective way to purchase vehicles as compared to physical auctions.
ServiceNow
is a provider of cloud-based service management and business management solutions. Despite delivering solid operational execution and strong subscription growth, shares lagged during the period as concerns over potential AI disruption hindered the valuations of many software-related companies. However, we feel ServiceNow is well positioned to benefit from AI as they embed AI capabilities into existing workflows and introduce new offerings.
Fund Performance
The following graph compares the initial
and subsequent
account values for the 10-year period ended December 31, 2025 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	1 Year	5 Years	Since Inception
Growth Fund Class R6	10.66%	10.08%	14.34%
S&P 500 ® Index	17.88%	14.42%	15.43%
Russell 3000 ® Growth Index	18.15%	14.59%	18.39%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 228,365
Number of portfolio holdings	51
Net advisory fees paid (in $000s)	$ 1,748
Portfolio turnover rate	62%
Graphical
Representation
of Holdings
The tables below show the
investment makeup
of the Fund, representing percentage of the total net assets of the
Fund
.
Top Ten Holdings
NVIDIA Corp.	11.2%
Microsoft Corp.	7.2%
Apple, Inc.	6.3%
Alphabet, Inc.	4.9%
Mastercard, Inc.	4.5%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc.	4.1%
Broadcom, Inc.	4.0%
Advanced Micro Devices, Inc.	3.9%
Walmart, Inc.	3.3%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Large Cap Growth Fund
Class I / LCGFX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This annual shareholder report contains important information about William Blair Large Cap Growth Fund Class I (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Large Cap Growth Fund Class I	$ 69	0.65%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 11.68% (net of fees) for the 12 months ended
December 31, 2025
. The Fund underperformed its benchmark, the Russell 1000
®
Growth Index (the "Index"), which returned 18.56% and underperformed the Russell 1000
®
Index, a broad measure of market performance, which returned 17.37%.
The Fund lagged the return of its benchmark in the full year period, driven by stock-specific dynamics and style headwinds. Information Technology, including our positions in ServiceNow, Tyler Technologies and Salesforce, as well as not owning Palantir Technologies, detracted from returns. Other detractors included Chipotle Mexican Grill (Consumer Discretionary) and UnitedHealth Group (Health Care). From a style perspective, and since the market trough on April 8th, stocks with higher fundamental volatility and higher beta significantly outperformed, creating a headwind to relative performance given our focus on companies with more durable growth. The top contributors for the period included IDEXX Laboratories (Health Care), Lam Research (Information Technology), Broadcom (Information Technology), Uber Technologies (Industrials) and Monster Beverage (Consumer Staples). Not owning Home Depot (Consumer Discretionary) and Adobe (Information Technology) were also tailwinds to performance for the period.
TOP PERFORMANCE CONTRIBUTORS
IDEXX Laboratories
is a global leader in pet healthcare diagnostics. The stock outperformed as IDEXX delivered strong top- and bottom-line growth during the period, driven by strong performance from its high-margin Companion Animal Group (CAG), which achieved a record number of premium instrument placements in the quarter. IDEXX continues to introduce new testing categories and advanced technology that we believe sets the standard for the industry.
Broadcom
designs, develops, and manufactures a wide range of semiconductor and infrastructure software products. Outperformance during the period was supported by strength in artificial intelligence (“AI”) related demand, ethernet networking, and software. While AI infrastructure demand remains a core growth driver, Broadcom is also seeing increased inference activity among key customers helping to drive growth.
TOP PERFORMANCE DETRACTORS
ServiceNow
is a provider of cloud-based service management and business management solutions. Despite delivering solid operational execution and strong subscription growth, shares lagged during the period as concerns over potential AI disruption hindered the valuations of many software-related companies. However, we feel ServiceNow is well positioned to benefit from AI as they embed AI capabilities into existing workflows and introduce new offerings.
Chipotle Mexican Grill
is a fast-casual restaurant chain that operates thousands of company-owned locations across North America and select international markets. Shares lagged during the period as same store sales growth fell short of expectations, driven by a decline in transactions, and a reduction in forward-looking revenue guidance by management. While uncertainty remains with respect to timing around a recovery in traffic, restaurant level margins remain healthy, with continued operational efficiencies ahead.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2025 (or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Large Cap Growth Fund Class I	11.68%	11.40%	16.26%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Growth Index	18.56%	15.32%	18.13%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 2,629,729
Number of portfolio holdings	32
Net advisory fees paid (in $000s)	$ 13,985
Portfolio turnover rate	41%
Graphical
Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the
total net assets of the
Fund
.
Top Ten Holdings
NVIDIA Corp.	13.8%
Microsoft Corp.	11.8%
Apple, Inc.	10.3%
Amazon.com, Inc.	6.9%
Alphabet, Inc.	6.5%
Meta Platforms, Inc.	4.7%
Broadcom, Inc.	4.7%
Mastercard, Inc.	4.1%
ServiceNow, Inc.	2.1%
IDEXX Laboratories, Inc.	2.1%
Sector Allocation
Availability of Additional Information
You can find additional information about the
Fund such as
the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Large Cap Growth Fund
Class N / LCGNX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This annual shareholder report contains important information about William Blair Large Cap Growth Fund Class N (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Large Cap Growth Fund Class N	$ 95	0.90%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 11.36% (net of fees) for the 12
months ended December
31, 2025. The Fund underperformed its benchmark, the Russell 1000
®
Growth Index (the "Index"), which returned 18.56% and underperformed the Russell 1000
®
Index, a broad measure
of market performance, which returned 17.37%.
The Fund lagged the return of its benchmark in the full year period, driven by stock-specific dynamics and style headwinds. Information Technology, including our positions in ServiceNow, Tyler Technologies and Salesforce, as well as not owning Palantir Technologies, detracted from returns. Other detractors included Chipotle Mexican Grill (Consumer Discretionary) and UnitedHealth Group (Health Care). From a style perspective, and since the market trough on April 8th, stocks with higher fundamental volatility and higher beta significantly outperformed, creating a headwind to relative performance given our focus on companies with more durable growth. The top contributors for the period included IDEXX Laboratories (Health Care), Lam Research (Information Technology), Broadcom (Information Technology), Uber Technologies (Industrials) and Monster Beverage (Consumer Staples). Not owning Home Depot (Consumer Discretionary) and Adobe (Information Technology) were also tailwinds to performance for the period.
TOP PERFORMANCE CONTRIBUTORS
IDEXX Laboratories
is a global leader in pet healthcare diagnostics. The stock outperformed as IDEXX delivered strong top- and bottom-line growth during the period, driven by strong performance from its high-margin Companion Animal Group (CAG), which achieved a record number of premium instrument placements in the quarter. IDEXX continues to introduce new testing categories and advanced technology that we believe sets the standard for the industry.
Broadcom
designs, develops, and manufactures a wide range of semiconductor and infrastructure software products. Outperformance during the period was supported by strength in artificial intelligence (“AI”) related demand, ethernet networking, and software. While AI infrastructure demand remains a core growth driver, Broadcom is also seeing increased inference activity among key customers helping to drive growth.
TOP PERFORMANCE DETRACTORS
ServiceNow
is a provider of cloud-based service management and business management solutions. Despite delivering solid operational execution and strong subscription growth, shares lagged during the period as concerns over potential AI disruption hindered the valuations of many software-related companies. However, we feel ServiceNow is well positioned to benefit from AI as they embed AI capabilities into existing workflows and introduce new offerings.
Chipotle Mexican Grill
is a fast-casual restaurant chain that operates thousands of company-owned locations across North America and select international markets. Shares lagged during the period as same store sales growth fell short of expectations, driven by a decline in transactions, and a reduction in forward-looking revenue guidance by management. While uncertainty remains with respect to timing around a recovery in traffic, restaurant level margins remain healthy, with continued operational efficiencies ahead.
Fund Performance
The following graph compares the initial and subsequent
account values
for the 10-year period ended December 31, 2025 (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Large Cap Growth Fund Class N	11.36%	11.11%	15.96%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Growth Index	18.56%	15.32%	18.13%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 2,629,729
Number of portfolio holdings	32
Net advisory fees paid (in $000s)	$ 13,985
Portfolio turnover rate	41%
Graphical Representation of Holdings
The tables below show the investment
makeup of the Fund, representing
percentage of the total net assets of the Fund.
Top Ten Holdings
NVIDIA Corp.	13.8%
Microsoft Corp.	11.8%
Apple, Inc.	10.3%
Amazon.com, Inc.	6.9%
Alphabet, Inc.	6.5%
Meta Platforms, Inc.	4.7%
Broadcom, Inc.	4.7%
Mastercard, Inc.	4.1%
ServiceNow, Inc.	2.1%
IDEXX Laboratories, Inc.	2.1%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voti
ng information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial
reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Large Cap Growth Fund
Class R6 / LCGJX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This annual shareholder report contains important information about William Blair Large Cap Growth Fund Class R6 (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Large Cap Growth Fund Class R6	$ 64	0.60%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 11.71% (net of fees) for the
12 months
ended December 31, 2025
. The Fund underperformed its benchmark, the Russell 1000
®
Growth Index (the "Index"), which returned 18.56% and underperformed the Russell 1000
®
Index, a broad measure of market performance, which returned 17.37%.
The Fund lagged the return of its benchmark in the full year period, driven by stock-specific dynamics and style headwinds. Information Technology, including our positions in ServiceNow, Tyler Technologies and Salesforce, as well as not owning Palantir Technologies, detracted from returns. Other detractors included Chipotle Mexican Grill (Consumer Discretionary) and UnitedHealth Group (Health Care). From a style perspective, and since the market trough on April 8th, stocks with higher fundamental volatility and higher beta significantly outperformed, creating a headwind to relative performance given our focus on companies with more durable growth. The top contributors for the period included IDEXX Laboratories (Health Care), Lam Research (Information Technology), Broadcom (Information Technology), Uber Technologies (Industrials) and Monster Beverage (Consumer Staples). Not owning Home Depot (Consumer Discretionary) and Adobe (Information Technology) were also tailwinds to performance for the period.
TOP PERFORMANCE CONTRIBUTORS
IDEXX Laboratories
is a global leader in pet healthcare diagnostics. The stock outperformed as IDEXX delivered strong top- and bottom-line growth during the period, driven by strong performance from its high-margin Companion Animal Group (CAG), which achieved a record number of premium instrument placements in the quarter. IDEXX continues to introduce new testing categories and advanced technology that we believe sets the standard for the industry.
Broadcom
designs, develops, and manufactures a wide range of semiconductor and infrastructure software products. Outperformance during the period was supported by strength in artificial intelligence (“AI”) related demand, ethernet networking, and software. While AI infrastructure demand remains a core growth driver, Broadcom is also seeing increased inference activity among key customers helping to drive growth.
TOP PERFORMANCE DETRACTORS
ServiceNow
is a provider of cloud-based service management and business management solutions. Despite delivering solid operational execution and strong subscription growth, shares lagged during the period as concerns over potential AI disruption hindered the valuations of many software-related companies. However, we feel ServiceNow is well positioned to benefit from AI as they embed AI capabilities into existing workflows and introduce new offerings.
Chipotle Mexican Grill
is a fast-casual restaurant chain that operates thousands of company-owned locations across North America and select international markets. Shares lagged during the period as same store sales growth fell short of expectations, driven by a decline in transactions, and a reduction in forward-looking revenue guidance by management. While uncertainty remains with respect to timing around a recovery in traffic, restaurant level margins remain healthy, with continued operational efficiencies ahead.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2025 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	1 Year	5 Years	Since Inception
Large Cap Growth Fund Class R6	11.71%	11.45%	15.95%
Russell 1000 ® Index	17.37%	13.59%	15.08%
Russell 1000 ® Growth Index	18.56%	15.32%	19.05%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 2,629,729
Number of portfolio holdings	32
Net advisory fees paid (in $000s)	$ 13,985
Portfolio turnover rate	41%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the t ota
l net assets of the Fund.
Top Ten Holdings
NVIDIA Corp.	13.8%
Microsoft Corp.	11.8%
Apple, Inc.	10.3%
Amazon.com, Inc.	6.9%
Alphabet, Inc.	6.5%
Meta Platforms, Inc.	4.7%
Broadcom, Inc.	4.7%
Mastercard, Inc.	4.1%
ServiceNow, Inc.	2.1%
IDEXX Laboratories, Inc.	2.1%
Sector Allocation
Availability of
Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports
and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Mid Cap Value Fund
Class I / WVMIX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This annual shareholder report contains important information about William Blair Mid Cap Value Fund Class I (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Mid Cap Value Fund Class I	$ 78	0.75%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 7.33% (net of fees) for the
12 months ended December
31, 2025. The Fund underperformed its benchmark, the Russell Midcap
®
Value Index, which returned 11.05% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 17.15%.
The Fund’s
underperformance versus
its benchmark was driven by poor stock selection
due to the Fund’s
relative underperformance in the Financials and Information Technology sectors. Despite negative performance, the Fund had positive stock selection in 7 of the 11 Global Industry Classification Standard economic sectors during the period. The Fund’s positive stock selections were additive to relative performance in the Materials, Industrials, and Utilities sectors.
TOP PERFORMANCE CONTRIBUTORS
Royal Gold, Inc.
acquires and manages precious metal streams, royalties, and similar interests. Royal Gold has benefited from a mixture of a favorable commodity pricing environment as well as strong momentum among gold equities.
Flex Ltd.
operates as an electronics manufacturing services company, which designs and develops original design manufacturing products for various end markets. Flex has benefitted from continuous datacenter buildout, which has the opportunity for further margin expansion.
Globus Medical, Inc.
sells spinal implants, robots, biologics, and neuromonitoring equipment. Globus benefited from their effective NEVRO integration and broad strength across spinal implants.
TOP PERFORMANCE DETRACTORS
ON Semiconductor Corp.
engages in the provision of power and sensing solutions, and technologies from electrification of the automotive industry. ON’s utilization rate and margins have remained pressured due to broad weakness across automotive and industrial end markets for their products.
Centene Corp.
provides multi-line healthcare solutions to individuals across all states and internationally. Centene has struggled mainly due to managed care plans, which are experiencing unprecedented medical cost pressures caused by changes in the underlying risk pools and inadequate reimbursement.
Teleflex Inc.
is a medical technology company, which services hospitals &
health care providers
as well as home health. Teleflex announced a revenue and guidance miss, vascular acquisition, planned corporate spin-off as well as a CFO departure in short order, which was not well received by the market.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2025 (or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	1 Year	Since Inception
Mid Cap Value Fund Class I	7.33%	6.03%
Russell 3000 ® Index	17.15%	14.26%
Russell Midcap ® Value Index	11.05%	7.79%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,353
Number of portfolio holdings	57
Net advisory fees paid (in $000s)	$ 0
Portfolio turnover rate	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, r
epresenti
ng percentage of the total net assets of the Fund.
Top Ten Holdings
Globus Medical, Inc.	2.7%
Kirby Corporation	2.4%
State Street Corporation	2.3%
Royal Gold, Inc.	2.3%
Toll Brothers, Inc.	2.2%
Donaldson Company, Inc.	2.1%
Entergy Corp.	2.1%
Dover Corporation	2.1%
Cencora, Inc.	2.1%
Willis Towers Watson PLC	2.1%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Mid Cap Value Fund
Class R6 / WVMRX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This annual shareholder report contains important information about William Blair Mid Cap Value Fund Class R6 (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Mid Cap Value Fund Class R6	$ 73	0.70%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 7.39% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the Russell Midcap
®
Value Index, which returned 11.05% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 17.15%.
The Fund’s underperformance versus its benchmark was driven by poor stock selection due to the Fund’s relative underperformance in the Financials and Information Technology sectors. Despite negative performance, the Fund had positive stock selection in 7 of the 11 Global Industry Classification Standard economic sectors during the period. The Fund’s positive stock selections were additive to relative performance in the Materials, Industrials, and Utilities sectors.
TOP PERFORMANCE CONTRIBUTORS
Royal Gold, Inc.
acquires and manages precious metal streams, royalties, and similar interests. Royal Gold has benefited from a mixture of a favorable commodity pricing environment as well as strong momentum among gold equities.
Flex Ltd.
operates as an electronics manufacturing services company, which designs and develops original design manufacturing products for various end markets. Flex has benefitted from continuous datacenter buildout, which has the opportunity for further margin expansion.
Globus Medical, Inc.
sells spinal implants, robots, biologics, and neuromonitoring equipment. Globus benefited from their effective NEVRO integration and broad strength across spinal implants.
TOP PERFORMANCE DETRACTORS
ON Semiconductor Corp.
engages in the provision of power and sensing solutions, and technologies from electrification of the automotive industry. ON’s utilization rate and margins have remained pressured due to broad weakness across automotive and industrial end markets for their products.
Centene Corp.
provides multi-line healthcare solutions to individuals across all states and internationally. Centene has struggled mainly due to managed care plans, which are experiencing unprecedented medical cost pressures caused by changes in the underlying risk pools and inadequate reimbursement.
Teleflex Inc.
is a medical technology company, which services hospitals & health care providers as well as home health. Teleflex announced a revenue and guidance miss, vascular acquisition, planned corporate spin-off as well as a CFO departure in short order, which was not well received by the market.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2025 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	1 Year	Since Inception
Mid Cap Value Fund Class R6	7.39%	6.08%
Russell 3000 ® Index	17.15%	14.26%
Russell Midcap ® Value Index	11.05%	7.79%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,353
Number of portfolio holdings	57
Net advisory fees paid (in $000s)	$ 0
Portfolio turnover rate	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Globus Medical, Inc.	2.7%
Kirby Corporation	2.4%
State Street Corporation	2.3%
Royal Gold, Inc.	2.3%
Toll Brothers, Inc.	2.2%
Donaldson Company, Inc.	2.1%
Entergy Corp.	2.1%
Dover Corporation	2.1%
Cencora, Inc.	2.1%
Willis Towers Watson PLC	2.1%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, h olding
s and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Small-Mid Cap
Core Fund
Class I / WBCIX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This annual shareholder report contains important information about William Blair Small-Mid Cap Core Fund Class I (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Core Fund Class I	$ 96	0.95%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 1.27% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the Russell 2500
™
Index, which returned 11.91% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 17.15%.
The Fund’s underperformance versus its benchmark was driven by a combination of style headwinds and stock-specific dynamics. Notably, most of the underperformance occurred in the period since the market trough on April 8th through October 15th, during which the Russell 2500
®
Index advanced by over 37%. In this market environment, unprofitable companies and stocks with higher fundamental volatility and higher beta dramatically outperformed, creating a headwind for the strategy given our typical underweight to unprofitable companies and bias towards more consistent business models. From a stock-specific perspective, selection in Health Care, Consumer Staples and Industrials was a detractor in the period. Our top individual detractors included ACV Auctions (Industrials), New Fortress Energy (Energy), Primo Brands (Consumer Staples), Baldwin Insurance Group (Financials) and Willscot Holdings (Industrials). The Fund's top individual contributors included Ciena Corp (Information Technology), Exact Sciences (Health Care), Talen Energy (Utilities), Coherent (Information Technology) and Mercury Systems (Industrials).
TOP PERFORMANCE CONTRIBUTORS
Ciena Corporation
designs and delivers high-performance networking equipment, software and services. The company reported better-than-expected earnings with favorable guidance citing a record backlog and accelerating artificial intelligence-driven cloud demand. We continue to believe Ciena is poised to deliver durable growth, driven by a favorable competitive landscape and secular demand acceleration fueled by a multi-year AI inference networking cycle.
Exact Sciences
is a molecular diagnostic company. The company agreed to be acquired by Abbott for a significant premium to the prior closing price. We liquidated our position following the announcement.
TOP PERFORMANCE DETRACTORS
ACV Auctions
operates an online marketplace for wholesale used vehicle transactions. ACV Actions, endured continued weakness in the market for dealer-to-dealer wholesale auto transactions. We continue to believe ACV Auctions has a long runway for growth in the industry as it offers a superior, efficient, and cost-effective way to purchase vehicles as compared to physical auctions.
New Fortress Energy
develops, finances and constructs liquefied natural gas assets and related infrastructure. Shares were pressured as the likelihood of the company winning a material long-term gas contract with Puerto Rico declined. We liquidated our position as increased uncertainty reduced our confidence in our long-term thesis.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2025 (or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	1 Year	5 Years	Since Inception
Small-Mid Cap Core Fund Class I	1.27%	6.17%	9.25%
Russell 3000 ® Index	17.15%	13.15%	15.37%
Russell 2500 ™ Index	11.91%	7.26%	10.33%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 123,129
Number of portfolio holdings	88
Net advisory fees paid (in $000s)	$ 911
Portfolio turnover rate	81%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Diebold Nixdorf, Inc.	2.2%
Ciena Corporation	2.0%
Everest Group Ltd.	1.9%
Onto Innovation, Inc.	1.8%
Old National Bancorp	1.7%
Carlyle Group, Inc.	1.7%
Jones Lang LaSalle Incorporated	1.6%
IDACORP, Inc.	1.6%
Talen Energy Corporation	1.6%
Doximity, Inc.	1.5%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings a
nd proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Small-Mid Cap
Core Fund
Class R6 / WBCRX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This annual shareholder report contains important information about William Blair Small-Mid Cap Core Fund Class R6 (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Core Fund Class R6	$ 91	0.90%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 1.33% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the Russell 2500
™
Index, which returned 11.91% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 17.15%.
The Fund’s underperformance versus its benchmark was driven by a combination of style headwinds and stock-specific dynamics. Notably, most of the underperformance occurred in the period since the market trough on April 8th through October 15th, during which the Russell 2500
®
Index advanced by over 37%. In this market environment, unprofitable companies and stocks with higher fundamental volatility and higher beta dramatically outperformed, creating a headwind for the strategy given our typical underweight to unprofitable companies and bias towards more consistent business models. From a stock-specific perspective, selection in Health Care, Consumer Staples and Industrials was a detractor in the period. Our top individual detractors included ACV Auctions (Industrials), New Fortress Energy (Energy), Primo Brands (Consumer Staples), Baldwin Insurance Group (Financials) and Willscot Holdings (Industrials). The Fund's top individual contributors included Ciena Corp (Information Technology), Exact Sciences (Health Care), Talen Energy (Utilities), Coherent (Information Technology) and Mercury Systems (Industrials).
TOP PERFORMANCE CONTRIBUTORS
Ciena Corporation
designs and delivers high-performance networking equipment, software and services. The company reported better-than-expected earnings with favorable guidance citing a record backlog and accelerating artificial intelligence-driven cloud demand. We continue to believe Ciena is poised to deliver durable growth, driven by a favorable competitive landscape and secular demand acceleration fueled by a multi-year AI inference networking cycle.
Exact Sciences
is a molecular diagnostic company. The company agreed to be acquired by Abbott for a significant premium to the prior closing price. We liquidated our position following the announcement.
TOP PERFORMANCE DETRACTORS
ACV Auctions
operates an online marketplace for wholesale used vehicle transactions. ACV Actions, endured continued weakness in the market for dealer-to-dealer wholesale auto transactions. We continue to believe ACV Auctions has a long runway for growth in the industry as it offers a superior, efficient, and cost-effective way to purchase vehicles as compared to physical auctions.
New Fortress Energy
develops, finances and constructs liquefied natural gas assets and related infrastructure. Shares were pressured as the likelihood of the company winning a material long-term gas contract with Puerto Rico declined. We liquidated our position as increased uncertainty reduced our confidence in our long-term thesis.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2025 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	1 Year	5 Years	Since Inception
Small-Mid Cap Core Fund Class R6	1.33%	6.23%	9.30%
Russell 3000 ® Index	17.15%	13.15%	15.37%
Russell 2500 ™ Index	11.91%	7.26%	10.33%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 123,129
Number of portfolio holdings	88
Net advisory fees paid (in $000s)	$ 911
Portfolio turnover rate	81%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Diebold Nixdorf, Inc.	2.2%
Ciena Corporation	2.0%
Everest Group Ltd.	1.9%
Onto Innovation, Inc.	1.8%
Old National Bancorp	1.7%
Carlyle Group, Inc.	1.7%
Jones Lang LaSalle Incorporated	1.6%
IDACORP, Inc.	1.6%
Talen Energy Corporation	1.6%
Doximity, Inc.	1.5%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holding
s an
d proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Small-Mid Cap
Growth Fund
Class I / WSMDX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This annual shareholder report contains important information about William Blair Small-Mid Cap Growth Fund Class I (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Growth Fund Class I	$ 99	0.99%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 0.62% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the Russell 2500
™
Growth Index, which returned 10.31% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 17.15%.
The Fund’s underperformance versus its benchmark was driven by a combination of style headwinds and stock-specific dynamics. Underperformance can be attributed primarily to the period since the market trough on April 8th through October 15th, during which the Russell 2500
®
Growth Index advanced by over 45%. This speculative rally favored unprofitable companies and stocks with higher fundamental volatility and higher beta, creating a headwind for the strategy given our typical underweight to unprofitable companies and bias towards more consistent business models. Notably, the portfolio outperformed earlier in the year when its benchmark declined by over 23% and significantly outperformed in the period since the market peak on October 15, 2025, as market returns began to normalize and style headwinds eased. Relative performance in the year was directionally consistent with the historical performance profile of the strategy. From a stock-specific perspective, selection in Consumer Staples and Industrials was a detractor in the period. Our top individual detractors included Primo Brands (Consumer Staples), New Fortress Energy (Energy), e.l.f Beauty (Consumer Staples), BellRing Brands (Consumer Staples) and Freshpet (Consumer Staples). Our top individual contributors included Talen Energy (Utilities), Cameco (Energy) and Insmed (Health Care). Stock selection in Information Technology, including our positions in Ciena Corp and Coherent, was also a positive contributor.
TOP PERFORMANCE CONTRIBUTORS
Ciena Corporation
designs and delivers high-performance networking equipment, software and services. The company reported better-than-expected earnings with favorable guidance citing a record backlog and accelerating artificial intelligence driven cloud demand. We continue to believe Ciena is poised to deliver durable growth, driven by a favorable competitive landscape and secular demand acceleration fueled by a multi-year AI inference networking cycle.
Talen Energy
is an integrated independent power producer. Talen announced its acquisition of two high quality assets, positioning the company to sign additional data center deals. We continue to believe the company is well-positioned for material earnings acceleration over the long term.
TOP PERFORMANCE DETRACTORS
Primo Brands
, a leading provider of bottled water through retail and direct delivery channels lagged as merger integration challenges pressured earnings. We continue to believe the increasing use of bottled and purified water over tap water and carbonated soft drinks, as well as Primo's significant advantages in scale and operational efficiency versus competitors, will drive growth over the long term.
New Fortress Energy
develops, finances and constructs liquefied natural gas assets and related infrastructure. Shares were pressured as the likelihood of the company winning a material long-term gas contract with Puerto Rico declined. We liquidated our position as increased uncertainty reduced our confidence in our long-term thesis.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2025 (or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Small-Mid Cap Growth Fund Class I	0.62%	2.06%	9.95%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell 2500 ™ Growth Index	10.31%	2.98%	10.55%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,252,951
Number of portfolio holdings	77
Net advisory fees paid (in $000s)	$ 12,197
Portfolio turnover rate	57%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Insmed, Inc.	2.6%
Ciena Corporation	2.5%
Pure Storage, Inc.	2.4%
Onto Innovation, Inc.	2.2%
Talen Energy Corporation	2.2%
Globus Medical, Inc.	2.1%
Mueller Industries, Inc.	2.0%
Madrigal Pharmaceuticals, Inc.	2.0%
Doximity, Inc.	1.9%
Everest Group Ltd.	1.7%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, fina ncial r
eports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Small-Mid Cap
Growth Fund
Class N / WSMNX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This annual shareholder report contains important information about William Blair Small-Mid Cap Growth Fund Class N (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Growth Fund Class N	$ 124	1.24%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 0.37% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the Russell 2500
™
Growth Index, which returned 10.31% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 17.15%.
The Fund’s underperformance versus its benchmark was driven by a combination of style headwinds and stock-specific dynamics. Underperformance can be attributed primarily to the period since the market trough on April 8th through October 15th, during which the Russell 2500
®
Growth Index advanced by over 45%. This speculative rally favored unprofitable companies and stocks with higher fundamental volatility and higher beta, creating a headwind for the strategy given our typical underweight to unprofitable companies and bias towards more consistent business models. Notably, the portfolio outperformed earlier in the year when its benchmark declined by over 23% and significantly outperformed in the period since the market peak on October 15, 2025, as market returns began to normalize and style headwinds eased. Relative performance in the year was directionally consistent with the historical performance profile of the strategy. From a stock-specific perspective, selection in Consumer Staples and Industrials was a detractor in the period. Our top individual detractors included Primo Brands (Consumer Staples), New Fortress Energy (Energy), e.l.f Beauty (Consumer Staples), BellRing Brands (Consumer Staples) and Freshpet (Consumer Staples). Our top individual contributors included Talen Energy (Utilities), Cameco (Energy) and Insmed (Health Care). Stock selection in Information Technology, including our positions in Ciena Corp and Coherent, was also a positive contributor.
TOP PERFORMANCE CONTRIBUTORS
Ciena Corporation
designs and delivers high-performance networking equipment, software and services. The company reported better-than-expected earnings with favorable guidance citing a record backlog and accelerating artificial intelligence driven cloud demand. We continue to believe Ciena is poised to deliver durable growth, driven by a favorable competitive landscape and secular demand acceleration fueled by a multi-year AI inference networking cycle.
Talen Energy
is an integrated independent power producer. Talen announced its acquisition of two high quality assets, positioning the company to sign additional data center deals. We continue to believe the company is well-positioned for material earnings acceleration over the long term.
TOP PERFORMANCE DETRACTORS
Primo Brands
, a leading provider of bottled water through retail and direct delivery channels lagged as merger integration challenges pressured earnings. We continue to believe the increasing use of bottled and purified water over tap water and carbonated soft drinks, as well as Primo's significant advantages in scale and operational efficiency versus competitors, will drive growth over the long term.
New Fortress Energy
develops, finances and constructs liquefied natural gas assets and related infrastructure. Shares were pressured as the likelihood of the company winning a material long-term gas contract with Puerto Rico declined. We liquidated our position as increased uncertainty reduced our confidence in our long-term thesis.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2025 (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Small-Mid Cap Growth Fund Class N	0.37%	1.80%	9.67%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell 2500 ™ Growth Index	10.31%	2.98%	10.55%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,252,951
Number of portfolio holdings	77
Net advisory fees paid (in $000s)	$ 12,197
Portfolio turnover rate	57%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the
Fund.
Top Ten Holdings
Insmed, Inc.	2.6%
Ciena Corporation	2.5%
Pure Storage, Inc.	2.4%
Onto Innovation, Inc.	2.2%
Talen Energy Corporation	2.2%
Globus Medical, Inc.	2.1%
Mueller Industries, Inc.	2.0%
Madrigal Pharmaceuticals, Inc.	2.0%
Doximity, Inc.	1.9%
Everest Group Ltd.	1.7%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request th
is info
rmation by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Small-Mid Cap
Growth Fund
Class R6 / WSMRX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This annual shareholder report contains important information about William Blair Small-Mid Cap Growth Fund Class R6 (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Growth Fund Class R6	$ 94	0.94%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 0.69% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the Russell 2500
™
Growth Index, which returned 10.31% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 17.15%.
The Fund’s underperformance versus its benchmark was driven by a combination of style headwinds and stock-specific dynamics. Underperformance can be attributed primarily to the period since the market trough on April 8th through October 15th, during which the Russell 2500
®
Growth Index advanced by over 45%. This speculative rally favored unprofitable companies and stocks with higher fundamental volatility and higher beta, creating a headwind for the strategy given our typical underweight to unprofitable companies and bias towards more consistent business models. Notably, the portfolio outperformed earlier in the year when its benchmark declined by over 23% and significantly outperformed in the period since the market peak on October 15, 2025, as market returns began to normalize and style headwinds eased. Relative performance in the year was directionally consistent with the historical performance profile of the strategy. From a stock-specific perspective, selection in Consumer Staples and Industrials was a detractor in the period. Our top individual detractors included Primo Brands (Consumer Staples), New Fortress Energy (Energy), e.l.f Beauty (Consumer Staples), BellRing Brands (Consumer Staples) and Freshpet (Consumer Staples). Our top individual contributors included Talen Energy (Utilities), Cameco (Energy) and Insmed (Health Care). Stock selection in Information Technology, including our positions in Ciena Corp and Coherent, was also a positive contributor.
TOP PERFORMANCE CONTRIBUTORS
Ciena Corporation
designs and delivers high-performance networking equipment, software and services. The company reported better-than-expected earnings with favorable guidance citing a record backlog and accelerating artificial intelligence driven cloud demand. We continue to believe Ciena is poised to deliver durable growth, driven by a favorable competitive landscape and secular demand acceleration fueled by a multi-year AI inference networking cycle.
Talen Energy
is an integrated independent power producer. Talen announced its acquisition of two high quality assets, positioning the company to sign additional data center deals. We continue to believe the company is well-positioned for material earnings acceleration over the long term.
TOP PERFORMANCE DETRACTORS
Primo Brands
, a leading provider of bottled water through retail and direct delivery channels lagged as merger integration challenges pressured earnings. We continue to believe the increasing use of bottled and purified water over tap water and carbonated soft drinks, as well as Primo's significant advantages in scale and operational efficiency versus competitors, will drive growth over the long term.
New Fortress Energy
develops, finances and constructs liquefied natural gas assets and related infrastructure. Shares were pressured as the likelihood of the company winning a material long-term gas contract with Puerto Rico declined. We liquidated our position as increased uncertainty reduced our confidence in our long-term thesis.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2025 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	1 Year	5 Years	Since Inception
Small-Mid Cap Growth Fund Class R6	0.69%	2.11%	7.20%
Russell 3000 ® Index	17.15%	13.15%	14.69%
Russell 2500 ™ Growth Index	10.31%	2.98%	8.97%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,252,951
Number of portfolio holdings	77
Net advisory fees paid (in $000s)	$ 12,197
Portfolio turnover rate	57%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Insmed, Inc.	2.6%
Ciena Corporation	2.5%
Pure Storage, Inc.	2.4%
Onto Innovation, Inc.	2.2%
Talen Energy Corporation	2.2%
Globus Medical, Inc.	2.1%
Mueller Industries, Inc.	2.0%
Madrigal Pharmaceuticals, Inc.	2.0%
Doximity, Inc.	1.9%
Everest Group Ltd.	1.7%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdin gs and
proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Small-Mid Cap
Value Fund
Class I / ISMVX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This annual shareholder report contains important information about William Blair Small-Mid Cap Value Fund Class I (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Value Fund Class I	$ 86	0.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 3.16% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the Russell 2500
®
Value Index, which returned 12.73% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 17.15%.
The Fund’s underperformance versus its benchmark was driven by poor sector stock selection due to the Fund’s relative underperformance in the Financials, Health Care, and Energy sectors. Despite negative performance, the Fund had positive sector allocation 7 of the 11 Global Industry Classification Standard economic sectors during the period.
TOP PERFORMANCE CONTRIBUTORS
Tower Semiconductor Ltd.
is an independent foundry providing semiconductor integrated circuits manufacturing and related design services. Tower Semiconductor has benefited from the growing success in their Silicon Photonics business, which has been used in data centers to fuel artificial intelligence.
Flex, Ltd.
operates as an electronics manufacturing services company, which designs and develops original design manufacturing products for various end markets. Flex has benefited from continuous datacenter buildout, which has the opportunity for further margin expansion.
Royal Gold, Inc.
acquires and manages precious metal streams, royalties, and similar interests. Royal Gold has benefited from a mixture of a favorable commodity pricing environment as well as strong momentum among gold equities.
TOP PERFORMANCE DETRACTORS
Acadia Healthcare Co, Inc.
is a behavioral health provider operating the full spectrum of behavioral health facilities. Acadia has suffered from lower than expected volumes, select facility closures, and greater payer scrutiny from insurance companies.
Compass Diversified Holdings
is an investment holding company, which acquires controlling interests in small-middle market businesses. Compass Diversified suffered from an accounting irregularity in its largest business.
TriNet Group, Inc.
engages in the provision of comprehensive human resources solutions for small and medium-size businesses. TriNet suffered from the market’s pessimism regarding the macroeconomic employment outlook as well as below consensus growth due to healthcare cost headwinds.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2025 (or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	1 Year	Since Inception
Small-Mid Cap Value Fund Class I	3.16%	6.35%
Russell 3000 ® Index	17.15%	21.85%
Russell 2500 ® Value Index	12.73%	14.66%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 3,457
Number of portfolio holdings	82
Net advisory fees paid (in $000s)	$ 0
Portfolio turnover rate	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Tower Semiconductor Ltd.	2.3%
Eastern Bankshares, Inc.	1.8%
SouthState Bank Corporation	1.7%
Royal Gold, Inc.	1.7%
Columbia Banking System, Inc.	1.7%
Carlyle Group, Inc.	1.7%
Commercial Metals Co.	1.7%
Globus Medical, Inc.	1.7%
Flex Ltd.	1.7%
Atmus Filtration Technologies Inc.	1.6%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, hol dings and
proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Small-Mid Cap
Value Fund
Class R6 / RSMVX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This annual shareholder report contains important information about William Blair Small-Mid Cap Value Fund Class R6 (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Value Fund Class R6	$ 81	0.80%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 3.21% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the Russell 2500
®
Value Index, which returned 12.73% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 17.15%.
The Fund’s underperformance versus its benchmark was driven by poor sector stock selection due to the Fund’s relative underperformance in the Financials, Health Care, and Energy sectors. Despite negative performance, the Fund had positive sector allocation 7 of the 11 Global Industry Classification Standard economic sectors during the period.
TOP PERFORMANCE CONTRIBUTORS
Tower Semiconductor Ltd.
is an independent foundry providing semiconductor integrated circuits manufacturing and related design services. Tower Semiconductor has benefited from the growing success in their Silicon Photonics business, which has been used in data centers to fuel artificial intelligence.
Flex, Ltd.
operates as an electronics manufacturing services company, which designs and develops original design manufacturing products for various end markets. Flex has benefited from continuous datacenter buildout, which has the opportunity for further margin expansion.
Royal Gold, Inc.
acquires and manages precious metal streams, royalties, and similar interests. Royal Gold has benefited from a mixture of a favorable commodity pricing environment as well as strong momentum among gold equities.
TOP PERFORMANCE DETRACTORS
Acadia Healthcare Co, Inc.
is a behavioral health provider operating the full spectrum of behavioral health facilities. Acadia has suffered from lower than expected volumes, select facility closures, and greater payer scrutiny from insurance companies.
Compass Diversified Holdings
is an investment holding company, which acquires controlling interests in small-middle market businesses. Compass Diversified suffered from an accounting irregularity in its largest business.
TriNet Group, Inc.
engages in the provision of comprehensive human resources solutions for small and medium-size businesses. TriNet suffered from the market’s pessimism regarding the macroeconomic employment outlook as well as below consensus growth due to healthcare cost headwinds.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2025 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	1 Year	Since Inception
Small-Mid Cap Value Fund Class R6	3.21%	6.38%
Russell 3000 ® Index	17.15%	21.85%
Russell 2500 ® Value Index	12.73%	14.66%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 3,457
Number of portfolio holdings	82
Net advisory fees paid (in $000s)	$ 0
Portfolio turnover rate	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Tower Semiconductor Ltd.	2.3%
Eastern Bankshares, Inc.	1.8%
SouthState Bank Corporation	1.7%
Royal Gold, Inc.	1.7%
Columbia Banking System, Inc.	1.7%
Carlyle Group, Inc.	1.7%
Commercial Metals Co.	1.7%
Globus Medical, Inc.	1.7%
Flex Ltd.	1.7%
Atmus Filtration Technologies Inc.	1.6%
Sector Allocation
Availability of Additional
Infor
mation
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at
1-800-
742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Small Cap Growth Fund
Class I / WBSIX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This annual shareholder report contains important information about William Blair Small Cap Growth Fund Class I (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small Cap Growth Fund Class I	$ 100	0.99%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 3.01% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the Russell 2000
®
Growth Index, which returned 13.01% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 17.15%.
The Fund underperformed the return of its benchmark, driven by a combination of style headwinds and stock-specific dynamics. Notably, most of the underperformance occurred between April 8th and October 15th, as the Russell 2000
®
Growth Index surged nearly 50%. This speculative rally favored higher-beta, more volatile and momentum-driven stocks, creating a headwind for our strategy which focuses on consistent business models. Stock selection in the Health Care and Industrials sectors, including our positions in ACV Auctions and WillScot Holdings, detracted from performance. Other individual detractors included Primo Brands (Consumer Staples), Credo Technology (Information Technology), and New Fortress Energy (Energy). The top individual contributors included Lumentum (Information Technology), Amicus Therapeutics (Health Care), Mercury Systems (Industrials), CECO Environmental Corp. (Industrials), and Alignment Health Care (Health Care).
TOP PERFORMANCE CONTRIBUTORS
Lumentum
, a leading provider of optical and photonics products, outperformed due to strong earnings results and issued guidance that was meaningfully ahead of expectations, driven by broad-based artificial intelligence (“AI”) optics strength across data center and long-haul applications. We continue to believe the company poised for significant growth due to the increasing demand for high-speed optical interconnects in AI data centers and a broader recovery across its other markets.
Amicus Therapeutics
, a commercial-stage rare disease biotechnology company focused on novel therapeutics for rare diseases, agreed to be acquired by BioMarin for a premium relative to its closing price. Leading into the deal, investor sentiment had been improving as Amicus demonstrated strong commercial execution, with continued growth from its Fabry and Pompe disease franchises.

We exited the position following the deal announcement.
TOP PERFORMANCE DETRACTORS
ACV Auctions
operates an online marketplace for wholesale used vehicle transactions. The stock underperformed as the company endured continued weakness in the market for dealer-to-dealer wholesale auto transactions. We continue to believe ACV Auctions has a long runway for growth in the industry as it offers a superior, efficient, and cost-effective way to purchase vehicles as compared to physical auctions.
Primo Brands
, a leading provider of bottled water through retail and direct delivery channels, lagged as merger integration challenges pressured earnings. We continue to believe the increasing use of bottled and purified water over tap water and carbonated soft drinks, as well as Primo's significant advantages in scale and operational efficiency versus competitors, will drive growth over the long term.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2025 (or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Small Cap Growth Fund Class I	3.01%	4.95%	12.38%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell 2000 ® Growth Index	13.01%	3.18%	9.57%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 987,100
Number of portfolio holdings	91
Net advisory fees paid (in $000s)	$ 7,646
Portfolio turnover rate	94%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Diebold Nixdorf, Inc.	2.1%
Brink's Co.	1.9%
Lumentum Holdings Inc.	1.8%
Twist Bioscience Corp.	1.7%
Establishment Labs Holdings, Inc.	1.7%
Champion Homes, Inc.	1.6%
Old National Bancorp	1.6%
Rush Street Interactive, Inc.	1.6%
Balchem Corp.	1.6%
Alignment Healthcare, Inc.	1.6%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy v oting inf
ormation at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Small Cap Growth Fund
Class N / WBSNX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This annual shareholder report contains important information about William Blair Small Cap Growth Fund Class N (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small Cap Growth Fund Class N	$ 126	1.24%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 2.74% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the Russell 2000
®
Growth Index, which returned 13.01% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 17.15%.
The Fund underperformed the return of its benchmark, driven by a combination of style headwinds and stock-specific dynamics. Notably, most of the underperformance occurred between April 8th and October 15th, as the Russell 2000
®
Growth Index surged nearly 50%. This speculative rally favored higher-beta, more volatile and momentum-driven stocks, creating a headwind for our strategy which focuses on consistent business models. Stock selection in the Health Care and Industrials sectors, including our positions in ACV Auctions and WillScot Holdings, detracted from performance. Other individual detractors included Primo Brands (Consumer Staples), Credo Technology (Information Technology), and New Fortress Energy (Energy). The top individual contributors included Lumentum (Information Technology), Amicus Therapeutics (Health Care), Mercury Systems (Industrials), CECO Environmental Corp. (Industrials), and Alignment Health Care (Health Care).
TOP PERFORMANCE CONTRIBUTORS
Lumentum
, a leading provider of optical and photonics products, outperformed due to strong earnings results and issued guidance that was meaningfully ahead of expectations, driven by broad-based artificial intelligence (“AI”) optics strength across data center and long-haul applications. We continue to believe the company poised for significant growth due to the increasing demand for high-speed optical interconnects in AI data centers and a broader recovery across its other markets.
Amicus Therapeutics
, a commercial-stage rare disease biotechnology company focused on novel therapeutics for rare diseases, agreed to be acquired by BioMarin for a premium relative to its closing price. Leading into the deal, investor sentiment had been improving as Amicus demonstrated strong commercial execution, with continued growth from its Fabry and Pompe disease franchises.

We exited the position following the deal announcement.
TOP PERFORMANCE DETRACTORS
ACV Auctions
operates an online marketplace for wholesale used vehicle transactions. The stock underperformed as the company endured continued weakness in the market for dealer-to-dealer wholesale auto transactions. We continue to believe ACV Auctions has a long runway for growth in the industry as it offers a superior, efficient, and cost-effective way to purchase vehicles as compared to physical auctions.
Primo Brands
, a leading provider of bottled water through retail and direct delivery channels, lagged as merger integration challenges pressured earnings. We continue to believe the increasing use of bottled and purified water over tap water and carbonated soft drinks, as well as Primo's significant advantages in scale and operational efficiency versus competitors, will drive growth over the long term.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2025 (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Small Cap Growth Fund Class N	2.74%	4.68%	12.10%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell 2000 ® Growth Index	13.01%	3.18%	9.57%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 987,100
Number of portfolio holdings	91
Net advisory fees paid (in $000s)	$ 7,646
Portfolio turnover rate	94%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Diebold Nixdorf, Inc.	2.1%
Brink's Co.	1.9%
Lumentum Holdings Inc.	1.8%
Twist Bioscience Corp.	1.7%
Establishment Labs Holdings, Inc.	1.7%
Champion Homes, Inc.	1.6%
Old National Bancorp	1.6%
Rush Street Interactive, Inc.	1.6%
Balchem Corp.	1.6%
Alignment Healthcare, Inc.	1.6%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other comm unication
to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Small Cap Growth Fund
Class R6 / WBSRX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This annual shareholder report contains important information about William Blair Small Cap Growth Fund Class R6 (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small Cap Growth Fund Class R6	$ 95	0.94%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 3.05% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the Russell 2000
®
Growth Index, which returned 13.01% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 17.15%.
The Fund underperformed the return of its benchmark, driven by a combination of style headwinds and stock-specific dynamics. Notably, most of the underperformance occurred between April 8th and October 15th, as the Russell 2000
®
Growth Index surged nearly 50%. This speculative rally favored higher-beta, more volatile and momentum-driven stocks, creating a headwind for our strategy which focuses on consistent business models. Stock selection in the Health Care and Industrials sectors, including our positions in ACV Auctions and WillScot Holdings, detracted from performance. Other individual detractors included Primo Brands (Consumer Staples), Credo Technology (Information Technology), and New Fortress Energy (Energy). The top individual contributors included Lumentum (Information Technology), Amicus Therapeutics (Health Care), Mercury Systems (Industrials), CECO Environmental Corp. (Industrials), and Alignment Health Care (Health Care).
TOP PERFORMANCE CONTRIBUTORS
Lumentum
, a leading provider of optical and photonics products, outperformed due to strong earnings results and issued guidance that was meaningfully ahead of expectations, driven by broad-based artificial intelligence (“AI”) optics strength across data center and long-haul applications. We continue to believe the company poised for significant growth due to the increasing demand for high-speed optical interconnects in AI data centers and a broader recovery across its other markets.
Amicus Therapeutics
, a commercial-stage rare disease biotechnology company focused on novel therapeutics for rare diseases, agreed to be acquired by BioMarin for a premium relative to its closing price. Leading into the deal, investor sentiment had been improving as Amicus demonstrated strong commercial execution, with continued growth from its Fabry and Pompe disease franchises.

We exited the position following the deal announcement.
TOP PERFORMANCE DETRACTORS
ACV Auctions
operates an online marketplace for wholesale used vehicle transactions. The stock underperformed as the company endured continued weakness in the market for dealer-to-dealer wholesale auto transactions. We continue to believe ACV Auctions has a long runway for growth in the industry as it offers a superior, efficient, and cost-effective way to purchase vehicles as compared to physical auctions.
Primo Brands
, a leading provider of bottled water through retail and direct delivery channels, lagged as merger integration challenges pressured earnings. We continue to believe the increasing use of bottled and purified water over tap water and carbonated soft drinks, as well as Primo's significant advantages in scale and operational efficiency versus competitors, will drive growth over the long term.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2025 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	1 Year	5 Years	Since Inception
Small Cap Growth Fund Class R6	3.05%	5.01%	9.40%
Russell 3000 ® Index	17.15%	13.15%	14.69%
Russell 2000 ® Growth Index	13.01%	3.18%	8.23%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 987,100
Number of portfolio holdings	91
Net advisory fees paid (in $000s)	$ 7,646
Portfolio turnover rate	94%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Diebold Nixdorf, Inc.	2.1%
Brink's Co.	1.9%
Lumentum Holdings Inc.	1.8%
Twist Bioscience Corp.	1.7%
Establishment Labs Holdings, Inc.	1.7%
Champion Homes, Inc.	1.6%
Old National Bancorp	1.6%
Rush Street Interactive, Inc.	1.6%
Balchem Corp.	1.6%
Alignment Healthcare, Inc.	1.6%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and o
ther communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Small Cap Value Fund
Class I / ICSCX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This annual shareholder report contains important information about William Blair Small Cap Value Fund Class I (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small Cap Value Fund Class I	$ 90	0.89%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 2.91% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the Russell 2000
®
Value Index, which returned 12.59% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 17.15%.
The Fund’s underperformance versus its benchmark was driven by a relative underperformance by the Fund’s holdings in the Consumer Discretionary sector. The Fund was also negatively impacted by an underweight position and relative underperformance by the Portfolio’s holdings in the Health Care and Financials sectors. Despite the underperformance, the Fund was positively impacted by an underweight position and relative outperformance by the Fund’s holdings in the Energy sector.
TOP PERFORMANCE CONTRIBUTORS
Tower Semiconductor Ltd.
is an independent foundry providing semiconductor integrated circuits manufacturing and related design services. Tower Semiconductor has benefited from the growing success in their Silicon Photonics business, which has been used in data centers to fuel artificial intelligence (“AI”).
Sanmina Corp.
engages in the provision of integrated manufacturing solutions, components, products and repair, logistics and after-market services. Sanmina has benefited from the continuous data center and AI infrastructure build out, which has allowed the company to potentially reach revenue targets a year earlier than previously expected.
WNS Holdings Ltd.
engages in the provision of business process management solutions. WNS benefited from improving operational efficiencies in a challenging environment coupled with the closing of its acquisition by Capgemini which offered a significant premium.
TOP PERFORMANCE DETRACTORS
Compass Diversified Holdings
is an investment holding company, which acquires controlling interests in small-middle market businesses. Compass Diversified suffered from an accounting irregularity in its largest business.
Edgewell Personal Care Co.
operates as a personal care company that manufactures and distributes feminine, infant, skin, pet, suncare, and shaving products. Edgewell has suffered from consistent macroeconomic headwinds including tariffs and an already stretched consumer, which have yet to show signs of relenting.
Empire State Realty Trust Inc.
operates as a real estate investment trust, which owns, manages, operates, acquires, and repositions office and retail properties. Empire State Realty struggled due to higher New York City Real Estate taxes and other one-time expenses, as well as softer tourism demand, which compressed its operating margin.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2025 (or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Small Cap Value Fund Class I	2.91%	6.31%	8.46%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell 2000 ® Value Index	12.59%	8.88%	9.27%
On July 16, 2021, the Fund acquired the assets and assumed the liabilities of the ICM Small Company Portfolio (the “Predecessor Fund”) in a reorganization (the “Reorganization”). The Predecessor Fund’s (Institutional Class shares) performance and financial history have been adopted by Class I shares of the Fund following the Reorganization. The performance of the Predecessor Fund has not been restated to reflect the annual operating expenses of Class I shares of the Fund. Because the Fund had different fees and expenses than the Predecessor Fund, the Predecessor Fund would therefore have had different performance results if it was subject to the Fund’s fees and expenses.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 919,456
Number of portfolio holdings	105
Net advisory fees paid (in $000s)	$ 8,059
Portfolio turnover rate	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Banc Of California, Inc.	1.6%
Tower Semiconductor Ltd.	1.6%
Texas Capital Bancshares, Inc.	1.6%
Hancock Whitney Corp.	1.5%
Seacoast Banking Corp. of Florida	1.5%
Gulfport Energy Corp.	1.5%
Old National Bancorp	1.5%
Atlantic Union Bankshares Corp.	1.4%
Commercial Metals Co.	1.3%
Atmus Filtration Technologies Inc.	1.3%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy v oti
ng information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Small Cap Value Fund
Class N / WBVNX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This annual shareholder report contains important information about William Blair Small Cap Value Fund Class N (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small Cap Value Fund Class N	$ 116	1.15%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 2.61% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the Russell 2000
®
Value Index, which returned 12.59% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 17.15%.
The Fund’s underperformance versus its benchmark was driven by a relative underperformance by the Fund’s holdings in the Consumer Discretionary sector. The Fund was also negatively impacted by an underweight position and relative underperformance by the Portfolio’s holdings in the Health Care and Financials sectors. Despite the underperformance, the Fund was positively impacted by an underweight position and relative outperformance by the Fund’s holdings in the Energy sector.
TOP PERFORMANCE CONTRIBUTORS
Tower Semiconductor Ltd.
is an independent foundry providing semiconductor integrated circuits manufacturing and related design services. Tower Semiconductor has benefited from the growing success in their Silicon Photonics business, which has been used in data centers to fuel artificial intelligence (“AI”).
Sanmina Corp.
engages in the provision of integrated manufacturing solutions, components, products and repair, logistics and after-market services. Sanmina has benefited from the continuous data center and AI infrastructure build out, which has allowed the company to potentially reach revenue targets a year earlier than previously expected.
WNS Holdings Ltd.
engages in the provision of business process management solutions. WNS benefited from improving operational efficiencies in a challenging environment coupled with the closing of its acquisition by Capgemini which offered a significant premium.
TOP PERFORMANCE DETRACTORS
Compass Diversified Holdings
is an investment holding company, which acquires controlling interests in small-middle market businesses. Compass Diversified suffered from an accounting irregularity in its largest business.
Edgewell Personal Care Co.
operates as a personal care company that manufactures and distributes feminine, infant, skin, pet, suncare, and shaving products. Edgewell has suffered from consistent macroeconomic headwinds including tariffs and an already stretched consumer, which have yet to show signs of relenting.
Empire State Realty Trust Inc.
operates as a real estate investment trust, which owns, manages, operates, acquires, and repositions office and retail properties. Empire State Realty struggled due to higher New York City Real Estate taxes and other one-time expenses, as well as softer tourism demand, which compressed its operating margin.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2025 (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	Since Inception
Small Cap Value Fund Class N	2.61%	2.73%
Russell 3000 ® Index	17.15%	11.34%
Russell 2000 ® Value Index	12.59%	5.72%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 919,456
Number of portfolio holdings	105
Net advisory fees paid (in $000s)	$ 8,059
Portfolio turnover rate	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Banc Of California, Inc.	1.6%
Tower Semiconductor Ltd.	1.6%
Texas Capital Bancshares, Inc.	1.6%
Hancock Whitney Corp.	1.5%
Seacoast Banking Corp. of Florida	1.5%
Gulfport Energy Corp.	1.5%
Old National Bancorp	1.5%
Atlantic Union Bankshares Corp.	1.4%
Commercial Metals Co.	1.3%
Atmus Filtration Technologies Inc.	1.3%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voti
ng information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Small Cap Value Fund
Class R6 / WBVRX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This annual shareholder report contains important information about William Blair Small Cap Value Fund Class R6 (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small Cap Value Fund Class R6	$ 81	0.80%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 3.01% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the Russell 2000
®
Value Index, which returned 12.59% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 17.15%.
The Fund’s underperformance versus its benchmark was driven by a relative underperformance by the Fund’s holdings in the Consumer Discretionary sector. The Fund was also negatively impacted by an underweight position and relative underperformance by the Portfolio’s holdings in the Health Care and Financials sectors. Despite the underperformance, the Fund was positively impacted by an underweight position and relative outperformance by the Fund’s holdings in the Energy sector.
TOP PERFORMANCE CONTRIBUTORS
Tower Semiconductor Ltd.
is an independent foundry providing semiconductor integrated circuits manufacturing and related design services. Tower Semiconductor has benefited from the growing success in their Silicon Photonics business, which has been used in data centers to fuel artificial intelligence (“AI”).
Sanmina Corp.
engages in the provision of integrated manufacturing solutions, components, products and repair, logistics and after-market services. Sanmina has benefited from the continuous data center and AI infrastructure build out, which has allowed the company to potentially reach revenue targets a year earlier than previously expected.
WNS Holdings Ltd.
engages in the provision of business process management solutions. WNS benefited from improving operational efficiencies in a challenging environment coupled with the closing of its acquisition by Capgemini which offered a significant premium.
TOP PERFORMANCE DETRACTORS
Compass Diversified Holdings
is an investment holding company, which acquires controlling interests in small-middle market businesses. Compass Diversified suffered from an accounting irregularity in its largest business.
Edgewell Personal Care Co.
operates as a personal care company that manufactures and distributes feminine, infant, skin, pet, suncare, and shaving products. Edgewell has suffered from consistent macroeconomic headwinds including tariffs and an already stretched consumer, which have yet to show signs of relenting.
Empire State Realty Trust Inc.
operates as a real estate investment trust, which owns, manages, operates, acquires, and repositions office and retail properties. Empire State Realty struggled due to higher New York City Real Estate taxes and other one-time expenses, as well as softer tourism demand, which compressed its operating margin.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2025 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	1 Year	Since Inception
Small Cap Value Fund Class R6	3.01%	3.09%
Russell 3000 ® Index	17.15%	11.34%
Russell 2000 ® Value Index	12.59%	5.72%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 919,456
Number of portfolio holdings	105
Net advisory fees paid (in $000s)	$ 8,059
Portfolio turnover rate	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Banc Of California, Inc.	1.6%
Tower Semiconductor Ltd.	1.6%
Texas Capital Bancshares, Inc.	1.6%
Hancock Whitney Corp.	1.5%
Seacoast Banking Corp. of Florida	1.5%
Gulfport Energy Corp.	1.5%
Old National Bancorp	1.5%
Atlantic Union Bankshares Corp.	1.4%
Commercial Metals Co.	1.3%
Atmus Filtration Technologies Inc.	1.3%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this in
formati
on by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Global Leaders Fund
Class I / WGFIX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This annual shareholder report contains important information about William Blair Global Leaders Fund Class I (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Global Leaders Fund Class I	$ 97	0.90%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 15.20% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI All Country World IMI (net), which returned 22.06%. The Fund's benchmark is also a broad measure of market performance.
The Fund’s underperformance versus its benchmark was driven by stock selection in Consumer Discretionary, Financials, and Industrials. Consumer-focused positioning detracted across Industrials and Financials underperformance was driven by an underweight to banks. Within Industrials, stock selection in the U.S., drove relative underperformance but was balanced by strong selection in aerospace and defense. Partially offsetting underperformance was strong stock selection in Health Care and Information Technology hardware.
TOP PERFORMANCE DETRACTORS
Murphy USA
(“MUSA”)
is one of the largest convenience store chains in the U.S. and is focused on a high-volume low-price fuel offer that targets value-orientated customers. The position underperformed and was exited as the target lower-income cohort in the U.S. has reduced add-on purchases due to inflation pressures and lower oil prices have pressured margins and reduced MUSA’s relative cost advantage.
Chipotle Mexican Grill
is a global fast-casual restaurant chain that operates thousands of company-owned locations across North America and select international markets. The stock underperformed on a combination of macroeconomic factors, including margin pressure from rising food and labor costs plus a decline in restaurant traffic. The position was sold on the expectations that these pressures will remain relevant and a relatively high valuation given the downside risk.
Ferrari
is a luxury automaker. Ferrari has underperformed on what we feel is poor communication regarding the rollout of its first fully electric vehicle and lower-than-expected sales and a conservative decrease in margin guidance as the company had experienced a boom in high-margin customization additions to its limited volume. While we view the brand as one of the strongest globally, we are monitoring management’s execution.
3i Group
is a U.K.-based private equity and infrastructure investment firm. 3i Group underperformed on its primary asset, discount retailer Action. The stock was down in the fourth quarter on weak same-store sales on consumer weakness in France. The stock de-rated meaningfully, as it was broadly held and had been a strong performer in recent years.
Copart
operates the world’s largest salvage car auction marketplace. The share price declined amid softer first-quarter results, specifically a miss in EBIT and volume softness, coupled with some concerns about future growth which led to a sale mid-year.
BAE Systems
is the largest pure-play European defense contractor. It boasts a large and diversified portfolio that includes some of the most successful and in-demand defense programs in the world. It appreciated throughout the year on the expectations of increased defense investment, especially in Europe.
TOP PERFORMANCE CONTRIBUTORS
Eli Lilly
is a leader in the market for injectable weight-loss drugs in terms of effectiveness. Eli Lilly has rallied in the fourth quarter on the removal of a key regulatory risk as the company has worked with the U.S. government to offer GLP-1 drugs directly to the consumer through a government website and through Medicare, increasing volume at prices that were higher than anticipated. Additionally, it announced positive results from a Phase III trial for a first-in-class “triple-G” Retatrutide for weight loss in overweight adults with knee osteoarthritis, and without diabetes.
Hims & Hers
is a U.S.-based telehealth company that provides online access to licensed medical providers and prescription treatments for conditions such as hair loss, sexual health, mental health, weight loss, and skincare. The company was able to take advantage of shortages of GLP-1 drugs early in the year and compound biosimilars to Wegovy for much less than the branded drug. We had trimmed at the peak and exited after Novo terminated the distribution agreement and the U.S. government pushed for lower-cost direct access to GLP-1s.
SK Hynix
is a South Korea–based artificial intelligence (“AI”) enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND. The stock appreciated on expectations for continued AI demand and tailwinds for Korean equities
following the presidential election in early June, which brought hopes of an increase in political stability and investor-friendly reforms in corporate governance. Strong demand and pricing power supported continued earnings momentum.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2025

(or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Global Leaders Fund Class I	15.20%	4.74%	10.28%
MSCI All Country World IMI (net)	22.06%	10.75%	11.45%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key
Fund
Statistics
Fund net assets (in $000s)	$ 18,061
Number of portfolio holdings	59
Net advisory fees paid (in $000s)	$ 12
Portfolio turnover rate	81%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of
the
total net assets of the Fund.
Top Ten Holdings
NVIDIA Corp.	6.2%
Alphabet, Inc.	5.9%
Microsoft Corp.	4.5%
Amazon.com, Inc.	3.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
Eli Lilly & Co.	3.5%
Meta Platforms, Inc.	3.1%
Mastercard, Inc.	3.1%
Tencent Holdings Ltd.	3.1%
Apple, Inc.	3.0%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Global Leaders Fund
Class N / WGGNX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This annual shareholder report contains important information about William Blair Global Leaders Fund Class N (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Global Leaders Fund Class N	$ 124	1.15%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 14.82% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the
MSCI All Country World IMI (net), which returned 22.06%. The Fund's benchmark is also a broad measure of market performance.
The Fund’s underperformance versus its benchmark was driven by stock selection in Consumer Discretionary, Financials, and Industrials. Consumer-focused positioning detracted across Industrials and Financials underperformance was driven by an underweight to banks. Within Industrials, stock selection in the U.S., drove relative underperformance but was balanced by strong selection in aerospace and defense. Partially offsetting underperformance was strong stock selection in Health Care and Information Technology hardware.
TOP PERFORMANCE DETRACTORS
Murphy USA
(“MUSA”)
is one of the largest convenience store chains in the U.S. and is focused on a high-volume low-price fuel offer that targets value-orientated customers. The position underperformed and was exited as the target lower-income cohort in the U.S. has reduced add-on purchases due to inflation pressures and lower oil prices have pressured margins and reduced MUSA’s relative cost advantage.
Chipotle Mexican Grill
is a global fast-casual restaurant chain that operates thousands of company-owned locations across North America and select international markets. The stock underperformed on a combination of macroeconomic factors, including margin pressure from rising food and labor costs plus a decline in restaurant traffic. The position was sold on the expectations that these pressures will remain relevant and a relatively high valuation given the downside risk.
Ferrari
is a luxury automaker. Ferrari has underperformed on what we feel is poor communication regarding the rollout of its first fully electric vehicle and lower-than-expected sales and a conservative decrease in margin guidance as the company had experienced a boom in high-margin customization additions to its limited volume. While we view the brand as one of the strongest globally, we are monitoring management’s execution.
3i Group
is a U.K.-based private equity and infrastructure investment firm. 3i Group underperformed on its primary asset, discount retailer Action. The stock was down in the fourth quarter on weak same-store sales on consumer weakness in France. The stock de-rated meaningfully, as it was broadly held and had been a strong performer in recent years.
Copart
operates the world’s largest salvage car auction marketplace. The share price declined amid softer first-quarter results, specifically a miss in EBIT and volume softness, coupled with some concerns about future growth which led to a sale mid-year.
BAE Systems
is the largest pure-play European defense contractor. It boasts a large and diversified portfolio that includes some of the most successful and in-demand defense programs in the world. It appreciated throughout the year on the expectations of increased defense investment, especially in Europe.
TOP PERFORMANCE CONTRIBUTORS
Eli Lilly
is a leader in the market for injectable weight-loss drugs in terms of effectiveness. Eli Lilly has rallied in the fourth quarter on the removal of a key regulatory risk as the company has worked with the U.S. government to offer GLP-1 drugs directly to the consumer through a government website and through Medicare, increasing volume at prices that were higher than anticipated. Additionally, it announced positive results from a Phase III trial for a first-in-class “triple-G” Retatrutide for weight loss in overweight adults with knee osteoarthritis, and without diabetes.
Hims & Hers
is a U.S.-based telehealth company that provides online access to licensed medical providers and prescription treatments for conditions such as hair loss, sexual health, mental health, weight loss, and skincare. The company was able to take advantage of shortages of GLP-1 drugs early in the year and compound biosimilars to Wegovy for much less than the branded drug. We had trimmed at the peak and exited after Novo terminated the distribution agreement and the U.S. government pushed for lower-cost direct access to GLP-1s.
SK Hynix
is a South Korea–based artificial intelligence (“AI”) enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND. The stock appreciated on expectations for continued AI demand and tailwinds for Korean equities following the presidential election in early June, which brought hopes of an increase in political stability and investor-friendly reforms in corporate governance. Strong demand and pricing power supported continued earnings momentum.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2025 (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Global Leaders Fund Class N	14.82%	4.46%	9.98%
MSCI All Country World IMI (net)	22.06%	10.75%	11.45%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 18,061
Number of portfolio holdings	59
Net advisory fees paid (in $000s)	$ 12
Portfolio turnover rate	81%
Graphical
Representation
of
Holdings
The tables below show the investment makeup of the Fund, representing percentage of
the total net assets of the Fund.
Top Ten Holdings
NVIDIA Corp.	6.2%
Alphabet, Inc.	5.9%
Microsoft Corp.	4.5%
Amazon.com, Inc.	3.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
Eli Lilly & Co.	3.5%
Meta Platforms, Inc.	3.1%
Mastercard, Inc.	3.1%
Tencent Holdings Ltd.	3.1%
Apple, Inc.	3.0%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Global Leaders Fund
Class R6 / BGGIX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This annual shareholder report contains important information about William Blair Global Leaders Fund Class R6 (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Global Leaders Fund Class R6	$ 91	0.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 15.23% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI All Country World IMI (net), which returned 22.06%. The Fund's benchmark is also a broad measure of market performance.
The Fund’s underperformance versus its benchmark was driven by stock selection in Consumer Discretionary, Financials, and Industrials. Consumer-focused positioning detracted across Industrials and Financials underperformance was driven by an underweight to banks. Within Industrials, stock selection in the U.S., drove relative underperformance but was balanced by strong selection in aerospace and defense. Partially offsetting underperformance was strong stock selection in Health Care and Information Technology hardware.
TOP PERFORMANCE DETRACTORS
Murphy USA
(“MUSA”)
is one of the largest convenience store chains in the U.S. and is focused on a high-volume low-price fuel offer that targets value-orientated customers. The position underperformed and was exited as the target lower-income cohort in the U.S. has reduced add-on purchases due to inflation pressures and lower oil prices have pressured margins and reduced MUSA’s relative cost advantage.
Chipotle Mexican Grill
is a global fast-casual restaurant chain that operates thousands of company-owned locations across North America and select international markets. The stock underperformed on a combination of macroeconomic factors, including margin pressure from rising food and labor costs plus a decline in restaurant traffic. The position was sold on the expectations that these pressures will remain relevant and a relatively high valuation given the downside risk.
Ferrari
is a luxury automaker. Ferrari has underperformed on what we feel is poor communication regarding the rollout of its first fully electric vehicle and lower-than-expected sales and a conservative decrease in margin guidance as the company had experienced a boom in high-margin customization additions to its limited volume. While we view the brand as one of the strongest globally, we are monitoring management’s execution.
3i Group
is a U.K.-based private equity and infrastructure investment firm. 3i Group underperformed on its primary asset, discount retailer Action. The stock was down in the fourth quarter on weak same-store sales on consumer weakness in France. The stock de-rated meaningfully, as it was broadly held and had been a strong performer in recent years.
Copart
operates the world’s largest salvage car auction marketplace. The share price declined amid softer first-quarter results, specifically a miss in EBIT and volume softness, coupled with some concerns about future growth which led to a sale mid-year.
BAE Systems
is the largest pure-play European defense contractor. It boasts a large and diversified portfolio that includes some of the most successful and in-demand defense programs in the world. It appreciated throughout the year on the expectations of increased defense investment, especially in Europe.
TOP PERFORMANCE CONTRIBUTORS
Eli Lilly
is a leader in the market for injectable weight-loss drugs in terms of effectiveness. Eli Lilly has rallied in the fourth quarter on the removal of a key regulatory risk as the company has worked with the U.S. government to offer GLP-1 drugs directly to the consumer through a government website and through Medicare, increasing volume at prices that were higher than anticipated. Additionally, it announced positive results from a Phase III trial for a first-in-class “triple-G” Retatrutide for weight loss in overweight adults with knee osteoarthritis, and without diabetes.
Hims & Hers
is a U.S.-based telehealth company that provides online access to licensed medical providers and prescription treatments for conditions such as hair loss, sexual health, mental health, weight loss, and skincare. The company was able to take advantage of shortages of GLP-1 drugs early in the year and compound biosimilars to Wegovy for much less than the branded drug. We had trimmed at the peak and exited after Novo terminated the distribution agreement and the U.S. government pushed for lower-cost direct access to GLP-1s.
SK Hynix
is a South Korea–based artificial intelligence (“AI”) enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND. The stock appreciated on expectations for continued AI demand and tailwinds for Korean equities following the presidential election in early June, which brought hopes of an increase in political stability and investor-friendly reforms in corporate governance. Strong demand and pricing power supported continued earnings momentum.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2025 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Global Leaders Fund Class R6	15.23%	4.79%	10.34%
MSCI All Country World IMI (net)	22.06%	10.75%	11.45%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 18,061
Number of portfolio holdings	59
Net advisory fees paid (in $000s)	$ 12
Portfolio turnover rate	81%
Graphical Representation of H
ol
dings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
NVIDIA Corp.	6.2%
Alphabet, Inc.	5.9%
Microsoft Corp.	4.5%
Amazon.com, Inc.	3.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
Eli Lilly & Co.	3.5%
Meta Platforms, Inc.	3.1%
Mastercard, Inc.	3.1%
Tencent Holdings Ltd.	3.1%
Apple, Inc.	3.0%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair International
Leaders Fund
Class I / WILIX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This annual shareholder report contains important information about William Blair International Leaders Fund Class I (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Leaders Fund Class I	$ 100	0.90%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 23.17% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. IMI (net), which returned 31.96%. The Fund's benchmark is also a broad measure of market performance.
The Fund’s underperformance versus the benchmark was driven by a combination of style headwinds for quality growth and stock selection in Financials, Consumer Discretionary, and Materials. Underweights to materials and financials drove negative sector allocation. Within Financials, underperformance was driven by an underweight to European banks early in the year, and exposures in U.K.-based capital markets positions including London Stock Exchange (LSE) and 3i Group. Partially offsetting these effects was positive selection in Information Technology, and Aerospace and defense exposure within Industrials.
TOP PERFORMANCE DETRACTORS
London Stock Exchange
(“LSE”) is a diversified global market infrastructure and data company. The stock price has been weak for the year ended 2025 as the market believes that LSE will be negatively impacted by artificial intelligence (”AI”), like many other data and software companies. Uncertainty can put multiples at risk, but we are not convinced that LSE is indeed negatively impacted by AI given its significant moats that are wide enough to defend the business or perhaps make LSE an AI beneficiary.
3i Group
, a U.K.-based private equity and infrastructure investment firm, underperformed on its primary asset, discount retailer Action. The stock was down in the fourth quarter on weak same-store sales on consumer weakness in France. The stock derated meaningfully as it was broadly held and had been a strong performer in recent years.
Underperformance in Financials was partially offset by exposure to
Banco Bilbao Vizcaya Argentaria
(“BBVA”). BBVA is a leading Spanish banking group with strong positions in retail and commercial banking across Spain, Mexico, and South America. The company benefits from structural growth in emerging markets and has demonstrated disciplined risk management and solid capital ratios. The stock appreciated on the tailwind of a steepening yield curve but outperformed many of its peers through exceptional fundamentals, including record profits driven by its digital transformation efforts and the implementation of a substantial share buyback program.
BYD
is the largest EV manufacturer in the world as BYD surpassed Tesla’s global sales. The stock appreciated in the first quarter as it introduced a new technology offering with ultra-fast charging capabilities that enable 250 miles of range with just a five-minute charge, but disappointed and was sold as Chinese consumer demand weakened and domestic competition drove margin dilutive pricing cuts that outweighed volume gains from international expansion.
Ferrari
is a luxury automaker. Ferrari has underperformed on what we believe is poor communication regarding the rollout of its first fully electric vehicle and lower-than-expected sales, and a conservative decrease in margin guidance as the company had experienced a boom in high-margin customization additions to its limited volume. While we view the brand as one of the strongest globally, we are monitoring management’s execution.
Symrise
is a German specialty chemicals company that develops and produces flavors, fragrances, cosmetic ingredients, and nutritional solutions used in food, beverages, personal care, and other consumer products. It supplies small, in both amount and cost, ingredients that provide crucial functionality to end-products but only make up a small portion of the input costs. The stock disappointed on slower organic growth and outlook on weak demand from consumers including those impacted by tariffs on its customers’ final products.
This was partially offset by exposure to
Heidelberg Materials
. Heidelberg Materials is a German cement, aggregates, and ready-mix/asphalt supplier to the construction industry across infrastructure, commercial, and residential applications. Europe, and Germany in particular, are reacting to heightened tensions with the U.S. on defense and trade through defense and infrastructure spending after underinvesting for decades. Heidelberg is benefiting from increased infrastructure spending as Europe's largest cement producer and aggregates supplier and, in our view, there is additional upside to current earnings estimates.
TOP PERFORMANCE CONTRIBUTORS
SK Hynix
is a South Korea–based AI enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND. The stock appreciated on expectations for continued demand for AI and tailwinds for Korean equities following the presidential election in early June that brought hopes of an increase in political stability and investor-friendly reforms in corporate governance. Strong demand and pricing power supported continued earnings momentum.
Thales
is among the world's leading providers of critical secure communications systems, with main applications in the defense, aerospace, telecommunication, and banking industries. After a successful run in 2025, we exited the position in favor of better growth opportunities in the aerospace thematic.
BAE Systems
is the largest pure-play European defense contractor with exposure to some of the largest defense markets in the world. It boasts a large and diversified portfolio that includes some of the most successful and in-demand defense programs in the world. Both appreciated throughout the year on the expectations of increased defense investment, especially in Europe, which we believe will continue long past current conflicts as Europe looks to build its capabilities to confront a more aggressive Russia without the implicit backing of the U.S.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2025

(or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	1 Year	5 Years	10 Years
International Leaders Fund Class I	23.17%	1.76%	7.69%
MSCI All Country World ex-U.S. IMI (net)	31.96%	7.77%	8.37%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,095,321
Number of portfolio holdings	57
Net advisory fees paid (in $000s)	$ 8,615
Portfolio turnover rate	91%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
SK Hynix, Inc.	4.0%
Samsung Electronics Co. Ltd.	3.4%
Hon Hai Precision Industry Co., Ltd.	3.2%
Tencent Holdings Ltd.	3.2%
Sandoz Group AG	2.6%
Banco Bilbao Vizcaya Argentaria S.A.	2.6%
Heidelberg Materials AG	2.5%
Barclays PLC	2.4%
ASML Holding NV	2.2%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial re ports
and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair International
Leaders Fund
Class N / WILNX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This annual shareholder report contains important information about William Blair International Leaders Fund Class N (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Leaders Fund Class N	$ 128	1.15%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 22.88% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. IMI (net), which returned 31.96%. The Fund's benchmark is also a broad measure of market performance.
The Fund’s underperformance versus the benchmark was driven by a combination of style headwinds for quality growth and stock selection in Financials, Consumer Discretionary, and Materials. Underweights to materials and financials drove negative sector allocation. Within Financials, underperformance was driven by an underweight to European banks early in the year, and exposures in U.K.-based capital markets positions including London Stock Exchange (LSE) and 3i Group. Partially offsetting these effects was positive selection in Information Technology, and Aerospace and defense exposure within Industrials.
TOP PERFORMANCE DETRACTORS
London Stock Exchange
(“LSE”) is a diversified global market infrastructure and data company. The stock price has been weak for the year ended 2025 as the market believes that LSE will be negatively impacted by artificial intelligence (”AI”), like many other data and software companies. Uncertainty can put multiples at risk, but we are not convinced that LSE is indeed negatively impacted by AI given its significant moats that are wide enough to defend the business or perhaps make LSE an AI beneficiary.
3i Group
, a U.K.-based private equity and infrastructure investment firm, underperformed on its primary asset, discount retailer Action. The stock was down in the fourth quarter on weak same-store sales on consumer weakness in France. The stock derated meaningfully as it was broadly held and had been a strong performer in recent years.
Underperformance in Financials was partially offset by exposure to
Banco Bilbao Vizcaya Argentaria
(“BBVA”). BBVA is a leading Spanish banking group with strong positions in retail and commercial banking across Spain, Mexico, and South America. The company benefits from structural growth in emerging markets and has demonstrated disciplined risk management and solid capital ratios. The stock appreciated on the tailwind of a steepening yield curve but outperformed many of its peers through exceptional fundamentals, including record profits driven by its digital transformation efforts and the implementation of a substantial share buyback program.
BYD
is the largest EV manufacturer in the world as BYD surpassed Tesla’s global sales. The stock appreciated in the first quarter as it introduced a new technology offering with ultra-fast charging capabilities that enable 250 miles of range with just a five-minute charge, but disappointed and was sold as Chinese consumer demand weakened and domestic competition drove margin dilutive pricing cuts that outweighed volume gains from international expansion.
Ferrari
is a luxury automaker. Ferrari has underperformed on what we believe is poor communication regarding the rollout of its first fully electric vehicle and lower-than-expected sales, and a conservative decrease in margin guidance as the company had experienced a boom in high-margin customization additions to its limited volume. While we view the brand as one of the strongest globally, we are monitoring management’s execution.
Symrise
is a German specialty chemicals company that develops and produces flavors, fragrances, cosmetic ingredients, and nutritional solutions used in food, beverages, personal care, and other consumer products. It supplies small, in both amount and cost, ingredients that provide crucial functionality to end-products but only make up a small portion of the input costs. The stock disappointed on slower organic growth and outlook on weak demand from consumers including those impacted by tariffs on its customers’ final products.
This was partially offset by exposure to
Heidelberg Materials
. Heidelberg Materials is a German cement, aggregates, and ready-mix/asphalt supplier to the construction industry across infrastructure, commercial, and residential applications. Europe, and Germany in particular, are reacting to heightened tensions with the U.S. on defense and trade through defense and infrastructure spending after underinvesting for decades. Heidelberg is benefiting from increased infrastructure spending as Europe's largest cement producer and aggregates supplier and, in our view, there is additional upside to current earnings estimates.
TOP PERFORMANCE CONTRIBUTORS
SK Hynix
is a South Korea–based AI enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND. The stock appreciated on expectations for continued demand for AI and tailwinds for Korean equities following the presidential election in early June that brought hopes of an increase in political stability and investor-friendly reforms in corporate governance. Strong demand and pricing power supported continued earnings momentum.
Thales
is among the world's leading providers of critical secure communications systems, with main applications in the defense, aerospace, telecommunication, and banking industries. After a successful run in 2025, we exited the position in favor of better growth opportunities in the aerospace thematic.
BAE Systems
is the largest pure-play European defense contractor with exposure to some of the largest defense markets in the world. It boasts a large and diversified portfolio that includes some of the most successful and in-demand defense programs in the world. Both appreciated throughout the year on the expectations of increased defense investment, especially in Europe, which we believe will continue long past current conflicts as Europe looks to build its capabilities to confront a more aggressive Russia without the implicit backing of the U.S.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2025 (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	5 Years	10 Years
International Leaders Fund Class N	22.88%	1.51%	7.42%
MSCI All Country World ex-U.S. IMI (net)	31.96%	7.77%	8.37%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,095,321
Number of portfolio holdings	57
Net advisory fees paid (in $000s)	$ 8,615
Portfolio turnover rate	91%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
SK Hynix, Inc.	4.0%
Samsung Electronics Co. Ltd.	3.4%
Hon Hai Precision Industry Co., Ltd.	3.2%
Tencent Holdings Ltd.	3.2%
Sandoz Group AG	2.6%
Banco Bilbao Vizcaya Argentaria S.A.	2.6%
Heidelberg Materials AG	2.5%
Barclays PLC	2.4%
ASML Holding NV	2.2%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, fi nancial i
nformation, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair International
Leaders Fund
Class R6 / WILJX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This annual shareholder report contains important information about William Blair International Leaders Fund Class R6 (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Leaders Fund Class R6	$ 95	0.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 23.27% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. IMI (net), which returned 31.96%. The Fund's benchmark is also a broad measure of market performance.
The Fund’s underperformance versus the benchmark was driven by a combination of style headwinds for quality growth and stock selection in Financials, Consumer Discretionary, and Materials. Underweights to materials and financials drove negative sector allocation. Within Financials, underperformance was driven by an underweight to European banks early in the year, and exposures in U.K.-based capital markets positions including London Stock Exchange (LSE) and 3i Group. Partially offsetting these effects was positive selection in Information Technology, and Aerospace and defense exposure within Industrials.
TOP PERFORMANCE DETRACTORS
London Stock Exchange
(“LSE”) is a diversified global market infrastructure and data company. The stock price has been weak for the year ended 2025 as the market believes that LSE will be negatively impacted by artificial intelligence (”AI”), like many other data and software companies. Uncertainty can put multiples at risk, but we are not convinced that LSE is indeed negatively impacted by AI given its significant moats that are wide enough to defend the business or perhaps make LSE an AI beneficiary.
3i Group
, a U.K.-based private equity and infrastructure investment firm, underperformed on its primary asset, discount retailer Action. The stock was down in the fourth quarter on weak same-store sales on consumer weakness in France. The stock derated meaningfully as it was broadly held and had been a strong performer in recent years.
Underperformance in Financials was partially offset by exposure to
Banco Bilbao Vizcaya Argentaria
(“BBVA”). BBVA is a leading Spanish banking group with strong positions in retail and commercial banking across Spain, Mexico, and South America. The company benefits from structural growth in emerging markets and has demonstrated disciplined risk management and solid capital ratios. The stock appreciated on the tailwind of a steepening yield curve but outperformed many of its peers through exceptional fundamentals, including record profits driven by its digital transformation efforts and the implementation of a substantial share buyback program.
BYD
is the largest EV manufacturer in the world as BYD surpassed Tesla’s global sales. The stock appreciated in the first quarter as it introduced a new technology offering with ultra-fast charging capabilities that enable 250 miles of range with just a five-minute charge, but disappointed and was sold as Chinese consumer demand weakened and domestic competition drove margin dilutive pricing cuts that outweighed volume gains from international expansion.
Ferrari
is a luxury automaker. Ferrari has underperformed on what we believe is poor communication regarding the rollout of its first fully electric vehicle and lower-than-expected sales, and a conservative decrease in margin guidance as the company had experienced a boom in high-margin customization additions to its limited volume. While we view the brand as one of the strongest globally, we are monitoring management’s execution.
Symrise
is a German specialty chemicals company that develops and produces flavors, fragrances, cosmetic ingredients, and nutritional solutions used in food, beverages, personal care, and other consumer products. It supplies small, in both amount and cost, ingredients that provide crucial functionality to end-products but only make up a small portion of the input costs. The stock disappointed on slower organic growth and outlook on weak demand from consumers including those impacted by tariffs on its customers’ final products.
This was partially offset by exposure to
Heidelberg Materials
. Heidelberg Materials is a German cement, aggregates, and ready-mix/asphalt supplier to the construction industry across infrastructure, commercial, and residential applications. Europe, and Germany in particular, are reacting to heightened tensions with the U.S. on defense and trade through defense and infrastructure spending after underinvesting for decades. Heidelberg is benefiting from increased infrastructure spending as Europe's largest cement producer and aggregates supplier and, in our view, there is additional upside to current earnings estimates.
TOP PERFORMANCE CONTRIBUTORS
SK Hynix
is a South Korea–based AI enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND. The stock appreciated on expectations for continued demand for AI and tailwinds for Korean equities following the presidential election in early June that brought hopes of an increase in political stability and investor-friendly reforms in corporate governance. Strong demand and pricing power supported continued earnings momentum.
Thales
is among the world's leading providers of critical secure communications systems, with main applications in the defense, aerospace, telecommunication, and banking industries. After a successful run in 2025, we exited the position in favor of better growth opportunities in the aerospace thematic.
BAE Systems
is the largest pure-play European defense contractor with exposure to some of the largest defense markets in the world. It boasts a large and diversified portfolio that includes some of the most successful and in-demand defense programs in the world. Both appreciated throughout the year on the expectations of increased defense investment, especially in Europe, which we believe will continue long past current conflicts as Europe looks to build its capabilities to confront a more aggressive Russia without the implicit backing of the U.S.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2025 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	1 Year	5 Years	10 Years
International Leaders Fund Class R6	23.27%	1.81%	7.76%
MSCI All Country World ex-U.S. IMI (net)	31.96%	7.77%	8.37%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,095,321
Number of portfolio holdings	57
Net advisory fees paid (in $000s)	$ 8,615
Portfolio turnover rate	91%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
SK Hynix, Inc.	4.0%
Samsung Electronics Co. Ltd.	3.4%
Hon Hai Precision Industry Co., Ltd.	3.2%
Tencent Holdings Ltd.	3.2%
Sandoz Group AG	2.6%
Banco Bilbao Vizcaya Argentaria S.A.	2.6%
Heidelberg Materials AG	2.5%
Barclays PLC	2.4%
ASML Holding NV	2.2%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the p rospec
tus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair International
Growth Fund
Class I / BIGIX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This annual shareholder report contains important information about William Blair International Growth Fund Class I (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at
1-800-742-7272
.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Growth Fund Class I	$ 101	0.93%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 18.01% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. IMI (net), which returned 31.96%. The Fund's benchmark is also a broad measure of market performance.
The Fund’s underperformance versus the benchmark was driven by pronounced style headwinds in which low valuation outperformed, and high quality underperformed to a significant degree. This headwind resulted in weaker selection across most sectors, particularly within Financials and Industrials. The strategy’s sector allocation was slightly negative as an underweight to Materials and an overweight to Consumer Discretionary offset the positive effects of an underweight to Consumer Staples and an overweight to Industrials.
TOP PERFORMANCE DETRACTORS
London Stock Exchange
(“LSE”) is a diversified global market infrastructure and data company. The stock price has been weak in 2025 as the market believes that LSE will be negatively impacted by artificial intelligence (“AI”), like many other data and software companies. Uncertainty can put multiples at risk, but we are not convinced that LSE is indeed negatively impacted by AI given its significant moats that are wide enough to defend the business or perhaps make LSE an AI beneficiary.
Bank Central Asia
declined amid a deteriorated macroeconomic backdrop in Indonesia, rupiah weakness, and investor concerns about the new administration’s policy direction. In our view, fiscal 2025 guidance remains conservative, and as sentiment improves, we see positive catalysts for the stock to re-rate higher.
Cie de Saint-Gobain
is a French building materials company with a global footprint and market-leading positions across multiple verticals. The company has undergone a significant transformation from a collection of largely commoditized businesses that were partially unrelated to a more structured approach, becoming a broader construction solutions provider. The share price softened modestly in the fourth quarter amid weaker third-quarter results, with top-line growth slightly lower than expectations.
TOP PERFORMANCE CONTRIBUTORS
Thales
is among the world's leading providers of critical secure communications systems, with main applications in the defense, aerospace, telecommunication, and banking industries. After a successful run in 2025, we exited the position in favor of better growth opportunities in the aerospace thematic.
SK Hynix
is a South Korea-based AI enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND. The stock appreciated on expectations for continued demand for AI and tailwinds for Korean equities following the presidential election in early June, which brought hopes of an increase in political stability and investor-friendly reforms in corporate governance. Strong demand and pricing power supported continued earnings momentum.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2025

(or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	1 Year	5 Years	10 Years
International Growth Fund Class I	18.01%	1.73%	6.91%
MSCI All Country World ex-U.S. IMI (net)	31.96%	7.77%	8.37%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,121,225
Number of portfolio holdings	171
Net advisory fees paid (in $000s)	$ 9,789
Portfolio turnover rate	77%
Graphical Representation
of
Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
Tencent Holdings Ltd.	2.9%
ASML Holding NV	2.3%
SK Hynix, Inc.	2.1%
AstraZeneca PLC	1.8%
Hon Hai Precision Industry Co., Ltd.	1.5%
Samsung Electronics Co. Ltd.	1.5%
Alibaba Group Holding Ltd.	1.5%
UniCredit S.p.A.	1.3%
Lonza Group AG	1.3%
Sector Allocation
Geographic Diversification
Material Fund Changes
Effective May 1, 2025, the management fee paid to the Fund's adviser was reduced to 0.85% of the first $10 billion of the Fund’s average daily net assets; plus 0.825% of the next $5 billion of the Fund’s average daily net assets; plus 0.80% of the Fund’s average daily net assets over $15 billion.
Effective May 1, 2025, the Fund's adviser has entered into a contractual agreement with the Fund to waiv
e fees
and/or reimburs
e ex
penses in order to limit the Fund’s operating expenses (excluding interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 1.15%, 0.90% and 0.85% of average daily net assets for Class N, Class I and Class R6 shares, respectively, until April 30, 2026.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair International
Growth Fund
Class N / WBIGX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This annual shareholder report contains important information about William Blair International Growth Fund Class N (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at
1-800-742-7272
.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Growth Fund Class N	$ 128	1.18%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 17.74% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. IMI (net), which returned 31.96%. The Fund's benchmark is also a broad measure of market performance.
The Fund’s underperformance versus the benchmark was driven by pronounced style headwinds in which low valuation outperformed, and high quality underperformed to a significant degree. This headwind resulted in weaker selection across most sectors, particularly within Financials and Industrials. The strategy’s sector allocation was slightly negative as an underweight to Materials and an overweight to Consumer Discretionary offset the positive effects of an underweight to Consumer Staples and an overweight to Industrials.
TOP PERFORMANCE DETRACTORS
London Stock Exchange
(“LSE”) is a diversified global market infrastructure and data company. The stock price has been weak in 2025 as the market believes that LSE will be negatively impacted by artificial intelligence (“AI”), like many other data and software companies. Uncertainty can put multiples at risk, but we are not convinced that LSE is indeed negatively impacted by AI given its significant moats that are wide enough to defend the business or perhaps make LSE an AI beneficiary.
Bank Central Asia
declined amid a deteriorated macroeconomic backdrop in Indonesia, rupiah weakness, and investor concerns about the new administration’s policy direction. In our view, fiscal 2025 guidance remains conservative, and as sentiment improves, we see positive catalysts for the stock to re-rate higher.
Cie de Saint-Gobain
is a French building materials company with a global footprint and market-leading positions across multiple verticals. The company has undergone a significant transformation from a collection of largely commoditized businesses that were partially unrelated to a more structured approach, becoming a broader construction solutions provider. The share price softened modestly in the fourth quarter amid weaker third-quarter results, with top-line growth slightly lower than expectations.
TOP PERFORMANCE CONTRIBUTORS
Thales
is among the world's leading providers of critical secure communications systems, with main applications in the defense, aerospace, telecommunication, and banking industries. After a successful run in 2025, we exited the position in favor of better growth opportunities in the aerospace thematic.
SK Hynix
is a South Korea-based AI enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND. The stock appreciated on expectations for continued demand for AI and tailwinds for Korean equities following the presidential election in early June, which brought hopes of an increase in political stability and investor-friendly reforms in corporate governance. Strong demand and pricing power supported continued earnings momentum.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2025 (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	5 Years	10 Years
International Growth Fund Class N	17.74%	1.46%	6.61%
MSCI All Country World ex-U.S. IMI (net)	31.96%	7.77%	8.37%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,121,225
Number of portfolio holdings	171
Net advisory fees paid (in $000s)	$ 9,789
Portfolio turnover rate	77%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the
total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
Tencent Holdings Ltd.	2.9%
ASML Holding NV	2.3%
SK Hynix, Inc.	2.1%
AstraZeneca PLC	1.8%
Hon Hai Precision Industry Co., Ltd.	1.5%
Samsung Electronics Co. Ltd.	1.5%
Alibaba Group Holding Ltd.	1.5%
UniCredit S.p.A.	1.3%
Lonza Group AG	1.3%
Sector Allocation
Geographic Diversification
Material Fund Changes
Effective May 1, 2025, the management fee paid to the Fund's adviser was reduced to 0.85% of the first $10 billion of the Fund’s average daily net assets; plus 0.825% of the next $5 billion of the Fund’s average daily net assets; plus 0.80% of the Fund’s average daily net assets over $15 billion.
Effective May 1, 2025, the Fund's adviser has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 1.15%, 0.90% and 0.85% of average daily net assets for Class N, Class I and Class R6 shares, respectively, until April 30, 2026.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings an
d proxy
voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair International
Growth Fund
Class R6 / WBIRX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This annual shareholder report contains important information about William Blair International Growth Fund Class R6 (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at
1-800-742-7272
.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Growth Fund Class R6	$ 96	0.88%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 18.07% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. IMI (net), which returned 31.96%. The Fund's benchmark is also a broad measure of market performance.
The Fund’s underperformance versus the benchmark was driven by pronounced style headwinds in which low valuation outperformed, and high quality underperformed to a significant degree. This headwind resulted in weaker selection across most sectors, particularly within Financials and Industrials. The strategy’s sector allocation was slightly negative as an underweight to Materials and an overweight to Consumer Discretionary offset the positive effects of an underweight to Consumer Staples and an overweight to Industrials.
TOP PERFORMANCE DETRACTORS
London Stock Exchange
(“LSE”) is a diversified global market infrastructure and data company. The stock price has been weak in 2025 as the market believes that LSE will be negatively impacted by artificial intelligence (“AI”), like many other data and software companies. Uncertainty can put multiples at risk, but we are not convinced that LSE is indeed negatively impacted by AI given its significant moats that are wide enough to defend the business or perhaps make LSE an AI beneficiary.
Bank Central Asia
declined amid a deteriorated macroeconomic backdrop in Indonesia, rupiah weakness, and investor concerns about the new administration’s policy direction. In our view, fiscal 2025 guidance remains conservative, and as sentiment improves, we see positive catalysts for the stock to re-rate higher.
Cie de Saint-Gobain
is a French building materials company with a global footprint and market-leading positions across multiple verticals. The company has undergone a significant transformation from a collection of largely commoditized businesses that were partially unrelated to a more structured approach, becoming a broader construction solutions provider. The share price softened modestly in the fourth quarter amid weaker third-quarter results, with top-line growth slightly lower than expectations.
TOP PERFORMANCE CONTRIBUTORS
Thales
is among the world's leading providers of critical secure communications systems, with main applications in the defense, aerospace, telecommunication, and banking industries. After a successful run in 2025, we exited the position in favor of better growth opportunities in the aerospace thematic.
SK Hynix
is a South Korea-based AI enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND. The stock appreciated on expectations for continued demand for AI and tailwinds for Korean equities following the presidential election in early June, which brought hopes of an increase in political stability and investor-friendly reforms in corporate governance. Strong demand and pricing power supported continued earnings momentum.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2025 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	1 Year	5 Years	Since Inception
International Growth Fund Class R6	18.07%	1.78%	7.43%
MSCI All Country World ex-U.S. IMI (net)	31.96%	7.77%	8.60%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,121,225
Number of portfolio holdings	171
Net advisory fees paid (in $000s)	$ 9,789
Portfolio turnover rate	77%
Graphical Representation of Holdings
The tables below show the investment makeup
of
the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
Tencent Holdings Ltd.	2.9%
ASML Holding NV	2.3%
SK Hynix, Inc.	2.1%
AstraZeneca PLC	1.8%
Hon Hai Precision Industry Co., Ltd.	1.5%
Samsung Electronics Co. Ltd.	1.5%
Alibaba Group Holding Ltd.	1.5%
UniCredit S.p.A.	1.3%
Lonza Group AG	1.3%
Sector Allocation
Geographic Diversification
Material Fund Changes
Effective May 1, 2025, the management fee paid to the Fund's adviser was reduced to 0.85% of the first $10 billion of the Fund’s average daily net assets; plus 0.825% of the next $5 billion of the Fund’s average daily net assets; plus 0.80% of the Fund’s average daily net assets over $15 billion.
Effective May 1, 2025, the Fund's adviser has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 1.15%, 0.90% and 0.85% of average daily net assets for Class N, Class I and Class R6 shares, respectively, until April 30, 2026.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family.
Unle
ss we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Institutional
International Growth Fund
Institutional Class / WBIIX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This annual shareholder report contains important information about William Blair Institutional International Growth Fund Institutional (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at
1-800-742-7272
.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Institutional International Growth Fund	$ 96	0.88%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 18.05% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. IMI (net), which returned 31.96%. The Fund's benchmark is also a broad measure of market performance.
The Fund’s underperformance versus the benchmark was driven by pronounced style headwinds in which low valuation outperformed, and high quality underperformed to a significant degree. This headwind resulted in weaker selection across most sectors, particularly within Financials and Industrials. The strategy’s sector allocation was slightly negative as an underweight to Materials and an overweight to Consumer Discretionary offset the positive effects of an underweight to Consumer Staples and an overweight to Industrials.
TOP PERFORMANCE DETRACTORS
London Stock Exchange
(“LSE”) is a diversified global market infrastructure and data company. The stock price has been weak in 2025 as the market believes that LSE will be negatively impacted by artificial intelligence (“AI”), like many other data and software companies. Uncertainty can put multiples at risk, but we are not convinced that LSE is indeed negatively impacted by AI given its significant moats that are wide enough to defend the business or perhaps make LSE an AI beneficiary.
Bank Central Asia
declined amid a deteriorated macroeconomic backdrop in Indonesia, rupiah weakness, and investor concerns about the new administration’s policy direction. In our view, fiscal 2025 guidance remains conservative, and as sentiment improves, we see positive catalysts for the stock to re-rate higher.
Cie de Saint-Gobain
is a French building materials company with a global footprint and market-leading positions across multiple verticals. The company has undergone a significant transformation from a collection of largely commoditized businesses that were partially unrelated to a more structured approach, becoming a broader construction solutions provider. The share price softened modestly in the fourth quarter amid weaker third-quarter results, with top-line growth slightly lower than expectations.
TOP PERFORMANCE CONTRIBUTORS
Thales
is among the world's leading providers of critical secure communications systems, with main applications in the defense, aerospace, telecommunication, and banking industries. After a successful run in 2025, we exited the position in favor of better growth opportunities in the aerospace thematic.
SK Hynix
is a South Korea-based AI enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND. The stock appreciated on expectations for continued demand for AI and tailwinds for Korean equities following the presidential election in early June, which brought hopes of an increase in political stability and investor-friendly reforms in corporate governance. Strong demand and pricing power supported continued earnings momentum.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2025 (or for the life of the Fund, if shorter). It assumes a $5,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $5,000,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional International Growth Fund	18.05%	1.78%	7.03%
MSCI All Country World ex-U.S. IMI (net)	31.96%	7.77%	8.37%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key
Fund
Statistics
Fund net assets (in $000s)	$ 834,540
Number of portfolio holdings	171
Net advisory fees paid (in $000s)	$ 7,644
Portfolio turnover rate	79%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
Tencent Holdings Ltd.	2.9%
ASML Holding NV	2.3%
SK Hynix, Inc.	2.1%
AstraZeneca PLC	1.8%
Hon Hai Precision Industry Co., Ltd.	1.5%
Samsung Electronics Co. Ltd.	1.5%
Alibaba Group Holding Ltd.	1.5%
UniCredit S.p.A.	1.3%
Lonza Group AG	1.3%
Sector Allocation
Geographic Diversification
Material Fund Changes
Effective May 1, 2025, the management fee paid to the Fund's adviser was reduced to 0.85% of the first $10 billion of the Fund’s average daily net assets; plus 0.825% of the next $5 billion of the Fund’s average daily net assets; plus 0.80% of the Fund’s average daily net assets over $15 billion.
Effective May 1, 2025, the Fund's adviser has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 0.85% of average daily net assets for shares until April 30, 2026.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to sha reholde
rs with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair International
Small Cap Growth Fund
Class I / WISIX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This annual shareholder report contains important information about William Blair International Small Cap Growth Fund Class I (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at
1-800-742-7272
.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Small Cap Growth Fund Class I	$ 118	1.10%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 15.30% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. Small Cap Index (net), which returned 29.26% and underperformed the MSCI All Country World ex-U.S. IMI (net), a broad measure of market performance, which returned 31.96%.
The Fund’s underperformance versus its benchmark primarily occurred in the second half of the year as the market shifted to a pronounced risk-on environment, with lower quality and speculative segments of the market sharply outperforming the broader market. This valuation headwind stands out relative to history, even surpassing calendar 2022. This style headwind resulted in weaker selection across most sectors in 2025, most notably within communication services and financials. An underweight allocation to materials, specifically metals and mining, was also a notable detractor as the industry was up in 2025. with an end weight of 7.2% of the index (currently the largest industry of MSCI ACWI ex US Small Cap Index).
TOP PERFORMANCE DETRACTORS
Trustpilot Group
is a global online review platform where consumers can share and read reviews about businesses, products,
and
services. The position had outperformed throughout the last year on a series of earnings announcements that exceeded market expectations due to strong execution, as recent product launches and price increases had been well received. Share prices fell in the period despite continued strong results on the market reaction to accounting adjustments in the capitalization of software development costs, share-based compensation, and the exhaustion of tax credits for prior losses as the company is now profitable.
Hemnet Group
is Sweden’s No.1 online real estate marketplace. The stock underperformed in the period as fundamental results missed market expectations on lower volumes and longer listing times. We exited the position in the fourth quarter.
Kfin Technologies
operates in a duopoly in a structurally growing business as one of the two Indian registrar and transfer agents available to mutual funds and large corporates. Kfin Technologies also provides SaaS-based transaction management, channel management, compliance solutions, and various other digital services to asset managers across segments. While Kfin Technologies continues to deliver strong fundamental results, the stock underperformed with the broader Indian market on a macroeconomic slowdown.
TOP PERFORMANCE CONTRIBUTORS
Elite Material
manufactures copper-clad laminates (CCLs) that serve as the base material of printed circuit boards (PCBs), where electronic components are mounted and connected. Products include traditional CCL, prepreg, and multilayer laminates —approximately 65% of revenue is generated from products using “green” (i.e., halogen-free) resins. The share price advanced on solid second quarter results as an improved product mix with more artificial intelligence servers offset the impact from the stronger New Taiwan dollar.
TechnoPro
is one of Japan's largest staffing and consulting firms, providing a focus on IT engineering solutions. The stock rallied on news of a takeover from asset manager Blackstone which would take TechnoPro private. We exited the position accordingly.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2025 (or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	1 Year	5 Years	10 Years
International Small Cap Growth Fund Class I	15.30%	-0.74%	4.83%
MSCI All Country World ex-U.S. IMI (net)	31.96%	7.77%	8.37%
MSCI All Country World ex-U.S. Small Cap Index (net)	29.26%	6.91%	8.13%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 130,252
Number of portfolio holdings	130
Net advisory fees paid (in $000s)	$ 1,256
Portfolio turnover rate	69%
Graphical Representation
of
Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Azimut Holding SpA	1.9%
Bizlink Holding Inc.	1.5%
CTS Eventim AG & Co. KGaA	1.5%
OBIC Business Consultants Co. Ltd.	1.4%
flatexDEGIRO AG	1.4%
Hon. Precision, Inc	1.4%
Dassault Aviation SA	1.4%
Brunello Cucinelli SpA	1.3%
Bufab AB	1.3%
Definity Financial Corp.	1.3%
Sector Allocation
Geographic Diversification
Material Fund Changes
Effective March 21, 2025,

the Fund's adviser changed its definition of a small cap company to a company that has a float adjusted market capitalization at the time of purchase no larger than the greater of $5 billion or the largest capitalized company included in the MSCI ACWI ex US Small Cap Index (net).
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair International
Small Cap Growth Fund
Class N / WISNX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This annual shareholder report contains important information about William Blair International Small Cap Growth Fund Class N (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at
1-800-742-7272
.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Small Cap Growth Fund Class N	$ 145	1.35%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 14.98% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. Small Cap Index (net), which returned 29.26% and underperformed the MSCI All
Country
World ex-U.S. IMI (net), a broad measure of market performance, which returned 31.96%.
The Fund’s underperformance versus its benchmark primarily occurred in the second half of the year as the market shifted to a pronounced risk-on environment, with lower quality and speculative segments of the market sharply outperforming the broader market. This valuation headwind stands out relative to history, even surpassing calendar 2022. This style headwind resulted in weaker selection across most sectors in 2025, most notably within communication services and financials. An underweight allocation to materials, specifically metals and mining, was also a notable detractor as the industry was up in 2025. with an end weight of 7.2% of the index (currently the largest industry of MSCI ACWI ex US Small Cap Index).
TOP PERFORMANCE DETRACTORS
Trustpilot Group
is a global online review platform where consumers can share and read reviews about businesses, products, and services. The position had outperformed throughout the last year on a series of earnings announcements that exceeded market expectations due to strong execution, as recent product launches and price increases had been well received. Share prices fell in the period despite continued strong results on the market reaction to accounting adjustments in the capitalization of software development costs, share-based compensation, and the exhaustion of tax credits for prior losses as the company is now profitable.
Hemnet Group
is Sweden’s No.1 online real estate marketplace. The stock underperformed in the period as fundamental results missed market expectations on lower volumes and longer listing times. We exited the position in the fourth quarter.
Kfin Technologies
operates in a duopoly in a structurally growing business as one of the two Indian registrar and transfer agents available to mutual funds and large corporates. Kfin Technologies also provides SaaS-based transaction management, channel management, compliance solutions, and various other digital services to asset managers across segments. While Kfin Technologies continues to deliver strong fundamental results, the stock underperformed with the broader Indian market on a macroeconomic slowdown.
TOP PERFORMANCE CONTRIBUTORS
Elite Material
manufactures copper-clad laminates (CCLs) that serve as the base material of printed circuit boards (PCBs), where electronic components are mounted and connected. Products include traditional CCL, prepreg, and multilayer laminates —approximately 65% of revenue is generated from products using “green” (i.e., halogen-free) resins. The share price advanced on solid second quarter results as an improved product mix with more artificial intelligence servers offset the impact from the stronger New Taiwan dollar.
TechnoPro
is one of Japan's largest staffing and consulting firms, providing a focus on IT engineering solutions. The stock rallied on news of a takeover from asset manager Blackstone which would take TechnoPro private. We exited the position accordingly.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2025 (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	5 Years	10 Years
International Small Cap Growth Fund Class N	14.98%	-1.00%	4.54%
MSCI All Country World ex-U.S. IMI (net)	31.96%	7.77%	8.37%
MSCI All Country World ex-U.S. Small Cap Index (net)	29.26%	6.91%	8.13%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 130,252
Number of portfolio holdings	130
Net advisory fees paid (in $000s)	$ 1,256
Portfolio turnover rate	69%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of
the total net assets of the Fund.
Top Ten Holdings
Azimut Holding SpA	1.9%
Bizlink Holding Inc.	1.5%
CTS Eventim AG & Co. KGaA	1.5%
OBIC Business Consultants Co. Ltd.	1.4%
flatexDEGIRO AG	1.4%
Hon. Precision, Inc	1.4%
Dassault Aviation SA	1.4%
Brunello Cucinelli SpA	1.3%
Bufab AB	1.3%
Definity Financial Corp.	1.3%
Sector Allocation
Geographic Diversification
Material Fund Changes
Effective March 21, 2025,

the Fund's adviser changed its definition of a small cap company to a company that has a float adjusted market capitalization at the time of purchase no larger than the greater of $5 billion or the largest capitalized company included in the MSCI ACWI ex US Small Cap Index (net).
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair International
Small Cap Growth Fund
Class R6 / WIISX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This annual shareholder report contains important information about William Blair International Small Cap Growth Fund Class R6 (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at
1-800-742-7272
.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Small Cap Growth Fund Class R6	$ 113	1.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 15.42% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. Small Cap Index (net), which returned 29.26% and underperformed the MSCI All Country World ex-U.S. IMI (net), a broad measure of market performance, which returned 31.96%.
The Fund’s underperformance versus its benchmark primarily occurred in the second half of the year as the market shifted to a pronounced risk-on environment, with lower quality and speculative segments of the market sharply outperforming the broader market. This valuation headwind stands out relative to history, even surpassing calendar 2022. This style headwind resulted in weaker selection across most sectors in 2025, most notably within communication services and financials. An underweight allocation to materials, specifically metals and mining, was also a notable detractor as the industry was up in 2025. with an end weight of 7.2% of the index (currently the largest industry of MSCI ACWI ex US Small Cap Index).
TOP PERFORMANCE DETRACTORS
Trustpilot Group
is a global online review platform where consumers can share and read reviews about businesses, products, and services. The position had outperformed throughout the last year on a series of earnings announcements that exceeded market expectations due to strong execution, as recent product launches and price increases had been well received. Share prices fell in the period despite continued strong results on the market reaction to accounting adjustments in the capitalization of software development costs, share-based compensation, and the exhaustion of tax credits for prior losses as the company is now profitable.
Hemnet Group
is Sweden’s No.1 online real estate marketplace. The stock underperformed in the period as fundamental results missed market expectations on lower volumes and longer listing times. We exited the position in the fourth quarter.
Kfin Technologies
operates in a duopoly in a structurally growing business as one of the two Indian registrar and transfer agents available to mutual funds and large corporates. Kfin Technologies also provides SaaS-based transaction management, channel management, compliance solutions, and various other digital services to asset managers across segments. While Kfin Technologies continues to deliver strong fundamental results, the stock underperformed with the broader Indian market on a macroeconomic slowdown.
TOP PERFORMANCE CONTRIBUTORS
Elite Material
manufactures copper-clad laminates (CCLs) that serve as the base material of printed circuit boards (PCBs), where electronic components are mounted and connected. Products include traditional CCL, prepreg, and multilayer laminates —approximately 65% of revenue is generated from products using “green” (i.e., halogen-free) resins. The share price advanced on solid second quarter results as an improved product mix with more artificial intelligence servers offset the impact from the stronger New Taiwan dollar.
TechnoPro
is one of Japan's largest staffing and consulting firms, providing a focus on IT engineering solutions. The stock rallied on news of a takeover from asset manager Blackstone which would take TechnoPro private. We exited the position accordingly.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2025 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	1 Year	5 Years	10 Years
International Small Cap Growth Fund Class R6	15.42%	-0.67%	4.92%
MSCI All Country World ex-U.S. IMI (net)	31.96%	7.77%	8.37%
MSCI All Country World ex-U.S. Small Cap Index (net)	29.26%	6.91%	8.13%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 130,252
Number of portfolio holdings	130
Net advisory fees paid (in $000s)	$ 1,256
Portfolio turnover rate	69%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Azimut Holding SpA	1.9%
Bizlink Holding Inc.	1.5%
CTS Eventim AG & Co. KGaA	1.5%
OBIC Business Consultants Co. Ltd.	1.4%
flatexDEGIRO AG	1.4%
Hon. Precision, Inc	1.4%
Dassault Aviation SA	1.4%
Brunello Cucinelli SpA	1.3%
Bufab AB	1.3%
Definity Financial Corp.	1.3%
Sector Allocation
Geographic Diversification
Material Fund Changes
Effective March 21, 2025,

the Fund's adviser changed its definition of a small cap company to a company that has a float adjusted market capitalization at the time of purchase no larger than the greater of $5 billion or the largest capitalized company included in the MSCI ACWI ex US Small Cap Index (net).
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Emerging Markets
Leaders Fund
Class I / WBELX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This annual shareholder report contains important information about William Blair Emerging Markets Leaders Fund Class I (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Leaders Fund Class I	$ 112	0.99%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 26.43% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI Emerging Markets Index (net), which returned 33.57%. The Fund's benchmark is also a broad measure of market performance.
The Fund’s underperformance versus its benchmark during the year was driven by a combination of stock selection in Consumer Discretionary and Industrials, and sector allocation effects. Weak stock selection within Consumer Discretionary and Industrials were the primary drivers of underperformance. From a sector allocation perspective, an underweight to Materials and an overweight to Information Technology also weighed on relative returns.
TOP PERFORMANCE DETRACTORS
Trip.com
is China’s leading online travel agency, with a dominant market share. While fundamental performance continues to benefit from the structural growth in Chinese consumers’ travel spending, the stock price declined earlier in the year after management reduced expected margins as it is looking to expand the platform internationally. More recently, fluctuations in market perception of artificial intelligence (“AI”) disruption risk are expected to weigh on near-term multiples, creating stock overhang.
Meituan
is the leading Chinese online platform for food delivery and local services, and it also offers hotel and travel booking services. The company underperformed in 2025, primarily due to intensifying competitive pressure, most notably a price war initiated by JD.com, which drove margin compression and weighed on earnings expectations. Broader weakness across the Chinese consumer further exacerbated the stock’s decline, as did rising competitive threats. We exited the position on expectations for further downward pressure.
Alibaba
is a major Chinese technology conglomerate with e-commerce, cloud, and digital media assets. The stock detracted in the fourth quarter after the company delivered weaker-than-expected margins due to losses in quick commerce and investments in cloud.
Voltronic Power Technology
is a white-label, outsourced designer and manufacturer of uninterrupted power supply units and power inverters used in applications including solar, energy storage, and electrical vehicle chargers. The stock underperformed during the year following rising competition, particularly from China, and weakening end-market demand. The position was exited on near-term weakness.
WEG
is a Brazilian manufacturer of industrial machinery. The company provides products including electric motors, power and distribution transformers, large motors, direct current motors, generators, drives, programmable controllers, electric panels, and electrical components. The stock’s underperformance was in part driven by a challenging geopolitical backdrop coupled with negative currency effects. Margin compression also weighed on profitability, largely due to higher raw material costs. The position was exited during the period.
TOP PERFORMANCE CONTRIBUTORS
SK Hynix
is a South Korea–based AI enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND. The stock appreciated on expectations for continued AI demand and tailwinds for Korean equities following the presidential election in early June, which brought hopes of an increase in political stability and investor-friendly reforms in corporate governance. Strong demand and pricing power supported continued earnings momentum.
Eurobank Ergasias Services
is one of four systemic Greek banks that benefit from above-average growth in the eurozone. It offers retail and commercial banking, asset management, investment banking, and insurance services in Greece. It is differentiated from other Greek banks through its M&A-focused expansion strategy outside of Greece, which is focused on Cyprus and Bulgaria. The bank benefits from scale and has a track record of strong capital allocation leading to above-average growth and returns.
Delta Electronics
delivered robust returns as demand for AI data center infrastructure, power electronics, and liquid cooling systems accelerated, with disciplined margin execution further reinforcing investor confidence. The position was exited on valuation concerns following a period of strong performance.
ASPEED Technology
contributed the most amid strong performance, as the company benefited from accelerating demand for AI server infrastructure and continued strength in enterprise cloud spending.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2025

(or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Emerging Markets Leaders Fund Class I	26.43%	-0.51%	6.64%
MSCI Emerging Markets Index (net)	33.57%	4.20%	8.42%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 95,763
Number of portfolio holdings	51
Net advisory fees paid (in $000s)	$ 990
Portfolio turnover rate	79%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.8%
Tencent Holdings Ltd.	6.8%
SK Hynix, Inc.	4.3%
Samsung Electronics Co. Ltd.	3.7%
Alibaba Group Holding Ltd.	3.4%
HDFC Bank Ltd.	2.8%
Bharti Airtel Ltd.	2.7%
NU Holdings Ltd.	2.6%
NetEase, Inc.	2.6%
Contemporary Amperex Technology Co. Ltd.	2.4%
Sector Allocation
Geographic
Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports
and other communication to
shareholders
with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Emerging Markets
Leaders Fund
Class N / WELNX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This annual shareholder report contains important information about William Blair Emerging Markets Leaders Fund Class N (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Leaders Fund Class N	$ 140	1.24%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 26.05% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI Emerging Markets Index (net), which returned 33.57%. The Fund's benchmark is also a broad measure of market performance.
The Fund’s underperformance versus its benchmark during the year was driven by a combination of stock selection in Consumer Discretionary and Industrials, and sector allocation effects. Weak stock selection within Consumer Discretionary and Industrials were the primary drivers of underperformance. From a sector allocation perspective, an underweight to Materials and an overweight to Information Technology also weighed on relative returns.
TOP PERFORMANCE DETRACTORS
Trip.com
is China’s leading online travel agency, with a dominant market share. While fundamental performance continues to benefit from the structural growth in Chinese consumers’ travel spending, the stock price declined earlier in the year after management reduced expected margins as it is looking to expand the platform internationally. More recently, fluctuations in market perception of artificial intelligence (“AI”) disruption risk are expected to weigh on near-term multiples, creating stock overhang.
Meituan
is the leading Chinese online platform for food delivery and local services, and it also offers hotel and travel booking services. The company underperformed in 2025, primarily due to intensifying competitive pressure, most notably a price war initiated by JD.com, which drove margin compression and weighed on earnings expectations. Broader weakness across the Chinese consumer further exacerbated the stock’s decline, as did rising competitive threats. We exited the position on expectations for further downward pressure.
Alibaba
is a major Chinese technology conglomerate with e-commerce, cloud, and digital media assets. The stock detracted in the fourth quarter after the company delivered weaker-than-expected margins due to losses in quick commerce and investments in cloud.
Voltronic Power Technology
is a white-label, outsourced designer and manufacturer of uninterrupted power supply units and power inverters used in applications including solar, energy storage, and electrical vehicle chargers. The stock underperformed during the year following rising competition, particularly from China, and weakening end-market demand. The position was exited on near-term weakness.
WEG
is a Brazilian manufacturer of industrial machinery. The company provides products including electric motors, power and distribution transformers, large motors, direct current motors, generators, drives, programmable controllers, electric panels, and electrical components. The stock’s underperformance was in part driven by a challenging geopolitical backdrop coupled with negative currency effects. Margin compression also weighed on profitability, largely due to higher raw material costs. The position was exited during the period.
TOP PERFORMANCE CONTRIBUTORS
SK Hynix
is a South Korea–based AI enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND. The stock appreciated on expectations for continued AI demand and tailwinds for Korean equities following the presidential election in early June, which brought hopes of an increase in political stability and investor-friendly reforms in corporate governance. Strong demand and pricing power supported continued earnings momentum.
Eurobank Ergasias Services
is one of four systemic Greek banks that benefit from above-average growth in the eurozone. It offers retail and commercial banking, asset management, investment banking, and insurance services in Greece. It is differentiated from other Greek banks through its M&A-focused expansion strategy outside of Greece, which is focused on Cyprus and Bulgaria. The bank benefits from scale and has a track record of strong capital allocation leading to above-average growth and returns.
Delta Electronics
delivered robust returns as demand for AI data center infrastructure, power electronics, and liquid cooling systems accelerated, with disciplined margin execution further reinforcing investor confidence. The position was exited on valuation concerns following a period of strong performance.
ASPEED Technology
contributed the most amid strong performance, as the company benefited from accelerating demand for AI server infrastructure and continued strength in enterprise cloud spending.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2025 (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Emerging Markets Leaders Fund Class N	26.05%	-0.77%	6.35%
MSCI Emerging Markets Index (net)	33.57%	4.20%	8.42%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 95,763
Number of portfolio holdings	51
Net advisory fees paid (in $000s)	$ 990
Portfolio turnover rate	79%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.8%
Tencent Holdings Ltd.	6.8%
SK Hynix, Inc.	4.3%
Samsung Electronics Co. Ltd.	3.7%
Alibaba Group Holding Ltd.	3.4%
HDFC Bank Ltd.	2.8%
Bharti Airtel Ltd.	2.7%
NU Holdings Ltd.	2.6%
NetEase, Inc.	2.6%
Contemporary Amperex Technology Co. Ltd.	2.4%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication
to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Emerging Markets
Leaders Fund
Class R6 / WELIX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This annual shareholder report contains important information about William Blair Emerging Markets Leaders Fund Class R6 (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Leaders Fund Class R6	$ 106	0.94%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 26.42% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI Emerging Markets Index (net), which returned 33.57%. The Fund's benchmark is also a broad measure of market performance.
The Fund’s underperformance versus its benchmark during the year was driven by a combination of stock selection in Consumer Discretionary and Industrials, and sector allocation effects. Weak stock selection within Consumer Discretionary and Industrials were the primary drivers of underperformance. From a sector allocation perspective, an underweight to Materials and an overweight to Information Technology also weighed on relative returns.
TOP PERFORMANCE DETRACTORS
Trip.com
is China’s leading online travel agency, with a dominant market share. While fundamental performance continues to benefit from the structural growth in Chinese consumers’ travel spending, the stock price declined earlier in the year after management reduced expected margins as it is looking to expand the platform internationally. More recently, fluctuations in market perception of artificial intelligence (“AI”) disruption risk are expected to weigh on near-term multiples, creating stock overhang.
Meituan
is the leading Chinese online platform for food delivery and local services, and it also offers hotel and travel booking services. The company underperformed in 2025, primarily due to intensifying competitive pressure, most notably a price war initiated by JD.com, which drove margin compression and weighed on earnings expectations. Broader weakness across the Chinese consumer further exacerbated the stock’s decline, as did rising competitive threats. We exited the position on expectations for further downward pressure.
Alibaba
is a major Chinese technology conglomerate with e-commerce, cloud, and digital media assets. The stock detracted in the fourth quarter after the company delivered weaker-than-expected margins due to losses in quick commerce and investments in cloud.
Voltronic Power Technology
is a white-label, outsourced designer and manufacturer of uninterrupted power supply units and power inverters used in applications including solar, energy storage, and electrical vehicle chargers. The stock underperformed during the year following rising competition, particularly from China, and weakening end-market demand. The position was exited on near-term weakness.
WEG
is a Brazilian manufacturer of industrial machinery. The company provides products including electric motors, power and distribution transformers, large motors, direct current motors, generators, drives, programmable controllers, electric panels, and electrical components. The stock’s underperformance was in part driven by a challenging geopolitical backdrop coupled with negative currency effects. Margin compression also weighed on profitability, largely due to higher raw material costs. The position was exited during the period.
TOP PERFORMANCE CONTRIBUTORS
SK Hynix
is a South Korea–based AI enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND. The stock appreciated on expectations for continued AI demand and tailwinds for Korean equities following the presidential election in early June, which brought hopes of an increase in political stability and investor-friendly reforms in corporate governance. Strong demand and pricing power supported continued earnings momentum.
Eurobank Ergasias Services
is one of four systemic Greek banks that benefit from above-average growth in the eurozone. It offers retail and commercial banking, asset management, investment banking, and insurance services in Greece. It is differentiated from other Greek banks through its M&A-focused expansion strategy outside of Greece, which is focused on Cyprus and Bulgaria. The bank benefits from scale and has a track record of strong capital allocation leading to above-average growth and returns.
Delta Electronics
delivered robust returns as demand for AI data center infrastructure, power electronics, and liquid cooling systems accelerated, with disciplined margin execution further reinforcing investor confidence. The position was exited on valuation concerns following a period of strong performance.
ASPEED Technology
contributed the most amid strong performance, as the company benefited from accelerating demand for AI server infrastructure and continued strength in enterprise cloud spending.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2025 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Emerging Markets Leaders Fund Class R6	26.42%	-0.46%	6.68%
MSCI Emerging Markets Index (net)	33.57%	4.20%	8.42%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 95,763
Number of portfolio holdings	51
Net advisory fees paid (in $000s)	$ 990
Portfolio turnover rate	79%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.8%
Tencent Holdings Ltd.	6.8%
SK Hynix, Inc.	4.3%
Samsung Electronics Co. Ltd.	3.7%
Alibaba Group Holding Ltd.	3.4%
HDFC Bank Ltd.	2.8%
Bharti Airtel Ltd.	2.7%
NU Holdings Ltd.	2.6%
NetEase, Inc.	2.6%
Contemporary Amperex Technology Co. Ltd.	2.4%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Emerging Markets
Growth Fund
Class I / WBEIX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This annual shareholder report contains important information about William Blair Emerging Markets Growth Fund Class I (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Growth Fund Class I	$ 111	0.99%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 25.18% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI Emerging Markets IMI (net), which returned 31.38%. The Fund's benchmark is also a broad measure of market performance.
Underperformance versus its benchmark during the year was primarily driven by weak performance in the first quarter amid strong style headwinds and sharp country rotation. From a sector perspective, the underperformance was primarily driven by negative stock selection effect within Consumer Discretionary and Financials, coupled with an underweight to Materials. These negative effects were partially offset by strong stock selection effect within information technology and sector overweighting.
TOP PERFORMANCE DETRACTORS
Alibaba
is a major Chinese technology conglomerate with e-commerce, cloud, and digital media assets. The stock detracted in the fourth quarter after the company delivered weaker-than-expected margins due to losses in quick commerce and investments in cloud.
Trip.com
is China’s leading online travel agency, with a dominant market share. While fundamental performance continues to benefit from the structural growth in Chinese consumers’ travel spending, the stock price declined earlier in the year after management reduced expected margins as it is looking to expand the platform internationally. More recently, fluctuations in market perception of artificial intelligence (“AI”) disruption risk are expected to weigh on near-term multiples, creating stock overhang.
Bank Central Asia
, Indonesia’s largest private bank, declined amid a deteriorated macroeconomic backdrop in Indonesia, rupiah weakness, and investor concerns over the new administration reshuffle and sovereign wealth fund Danantara implementation.
ICICI Bank
, one of India’s largest private sector banks, underperformed due to margin compression and a normalization in loan growth. Investor concerns about rate cuts and asset quality weighed on sentiment.
Banco Galicia
, along with broader Argentine equities, posted strong gains in 2024 amid optimism about political change and early signs of macro stabilization. However, in 2025, the stock corrected as market enthusiasm moderated amid rising concerns about inflation, policy execution, and renewed currency volatility, which triggered profit-taking.
TOP PERFORMANCE CONTRIBUTORS
SK Hynix
is a South Korea–based AI enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND. The stock appreciated on expectations for continued AI demand and tailwinds for Korean equities following the presidential election in early June, which brought hopes of an increase in political stability and investor-friendly reforms in corporate governance. Strong demand and pricing power supported continued earnings momentum.
Delta Electronics
’
stock rally this year was supported by robust demand for AI data center infrastructure, power electronics, and high-voltage direct current solutions. The company’s expansion in Southeast Asia and disciplined margin execution have further reinforced investor confidence.
Taiwan Semiconductor Manufacturing Co. Ltd.
, a multinational semiconductor contract manufacturing and design company, added meaningfully on sustained demand for advanced semiconductor nodes and high-performance computing chips, benefiting from the ramp-up of 3 nm technology and progress toward 2 nm, which reinforced its leadership and supported record revenue growth.
Hanwha Aerospace
is the leading South Korean defense and aerospace manufacturer. The company benefited from rising demand for aerospace and defense systems, particularly amid heightened geopolitical tensions and increased global defense spending. Strategic consolidation of Hanwha Ocean and positive analyst upgrades boosted investor confidence and drove the share price outperformance.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2025

(or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Emerging Markets Growth Fund Class I	25.18%	1.05%	8.52%
MSCI Emerging Markets IMI (net)	31.38%	4.66%	8.37%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,014,486
Number of portfolio holdings	112
Net advisory fees paid (in $000s)	$ 7,461
Portfolio turnover rate	84%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	14.7%
Tencent Holdings Ltd.	6.5%
Samsung Electronics Co. Ltd.	5.0%
SK Hynix, Inc.	4.0%
Alibaba Group Holding Ltd.	3.9%
Naspers Limited	2.1%
Bharti Airtel Ltd.	1.5%
HDFC Bank Ltd.	1.5%
Reliance Industries Ltd.	1.5%
ICICI Bank Ltd.	1.5%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Emerging Markets
Growth Fund
Class N / WBENX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This annual shareholder report contains important information about William Blair Emerging Markets Growth Fund Class N (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Growth Fund Class N	$ 139	1.24%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 24.84% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI Emerging Markets IMI (net), which returned 31.38%. The Fund's benchmark is also a broad measure of market performance.
Underperformance versus its benchmark during the year was primarily driven by weak performance in the first quarter amid strong style headwinds and sharp country rotation. From a sector perspective, the underperformance was primarily driven by negative stock selection effect within Consumer Discretionary and Financials, coupled with an underweight to Materials. These negative effects were partially offset by strong stock selection effect within information technology and sector overweighting.
TOP PERFORMANCE DETRACTORS
Alibaba
is a major Chinese technology conglomerate with e-commerce, cloud, and digital media assets. The stock detracted in the fourth quarter after the company delivered weaker-than-expected margins due to losses in quick commerce and investments in cloud.
Trip.com
is China’s leading online travel agency, with a dominant market share. While fundamental performance continues to benefit from the structural growth in Chinese consumers’ travel spending, the stock price declined earlier in the year after management reduced expected margins as it is looking to expand the platform internationally. More recently, fluctuations in market perception of artificial intelligence (“AI”) disruption risk are expected to weigh on near-term multiples, creating stock overhang.
Bank Central Asia
, Indonesia’s largest private bank, declined amid a deteriorated macroeconomic backdrop in Indonesia, rupiah weakness, and investor concerns over the new administration reshuffle and sovereign wealth fund Danantara implementation.
ICICI Bank
, one of India’s largest private sector banks, underperformed due to margin compression and a normalization in loan growth. Investor concerns about rate cuts and asset quality weighed on sentiment.
Banco Galicia
, along with broader Argentine equities, posted strong gains in 2024 amid optimism about political change and early signs of macro stabilization. However, in 2025, the stock corrected as market enthusiasm moderated amid rising concerns about inflation, policy execution, and renewed currency volatility, which triggered profit-taking.
TOP PERFORMANCE CONTRIBUTORS
SK Hynix
is a South Korea–based AI enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND. The stock appreciated on expectations for continued AI demand and tailwinds for Korean equities following the presidential election in early June, which brought hopes of an increase in political stability and investor-friendly reforms in corporate governance. Strong demand and pricing power supported continued earnings momentum.
Delta Electronics
’
stock rally this year was supported by robust demand for AI data center infrastructure, power electronics, and high-voltage direct current solutions. The company’s expansion in Southeast Asia and disciplined margin execution have further reinforced investor confidence.
Taiwan Semiconductor Manufacturing Co. Ltd.
, a multinational semiconductor contract manufacturing and design company, added meaningfully on sustained demand for advanced semiconductor nodes and high-performance computing chips, benefiting from the ramp-up of 3 nm technology and progress toward 2 nm, which reinforced its leadership and supported record revenue growth.
Hanwha Aerospace
is the leading South Korean defense and aerospace manufacturer. The company benefited from rising demand for aerospace and defense systems, particularly amid heightened geopolitical tensions and increased global defense spending. Strategic consolidation of Hanwha Ocean and positive analyst upgrades boosted investor confidence and drove the share price outperformance.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2025 (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Emerging Markets Growth Fund Class N	24.84%	0.80%	8.24%
MSCI Emerging Markets IMI (net)	31.38%	4.66%	8.37%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,014,486
Number of portfolio holdings	112
Net advisory fees paid (in $000s)	$ 7,461
Portfolio turnover rate	84%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	14.7%
Tencent Holdings Ltd.	6.5%
Samsung Electronics Co. Ltd.	5.0%
SK Hynix, Inc.	4.0%
Alibaba Group Holding Ltd.	3.9%
Naspers Limited	2.1%
Bharti Airtel Ltd.	1.5%
HDFC Bank Ltd.	1.5%
Reliance Industries Ltd.	1.5%
ICICI Bank Ltd.	1.5%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Emerging Markets
Growth Fund
Class R6 / BIEMX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This annual shareholder report contains important information about William Blair Emerging Markets Growth Fund Class R6 (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Growth Fund Class R6	$ 106	0.94%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 25.23% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI Emerging Markets IMI (net), which returned 31.38%. The Fund's benchmark is also a broad measure of market performance.
Underperformance versus its benchmark during the year was primarily driven by weak performance in the first quarter amid strong style headwinds and sharp country rotation. From a sector perspective, the underperformance was primarily driven by negative stock selection effect within Consumer Discretionary and Financials, coupled with an underweight to Materials. These negative effects were partially offset by strong stock selection effect within information technology and sector overweighting.
TOP PERFORMANCE DETRACTORS
Alibaba
is a major Chinese technology conglomerate with e-commerce, cloud, and digital media assets. The stock detracted in the fourth quarter after the company delivered weaker-than-expected margins due to losses in quick commerce and investments in cloud.
Trip.com
is China’s leading online travel agency, with a dominant market share. While fundamental performance continues to benefit from the structural growth in Chinese consumers’ travel spending, the stock price declined earlier in the year after management reduced expected margins as it is looking to expand the platform internationally. More recently, fluctuations in market perception of artificial intelligence (“AI”) disruption risk are expected to weigh on near-term multiples, creating stock overhang.
Bank Central Asia
, Indonesia’s largest private bank, declined amid a deteriorated macroeconomic backdrop in Indonesia, rupiah weakness, and investor concerns over the new administration reshuffle and sovereign wealth fund Danantara implementation.
ICICI Bank
, one of India’s largest private sector banks, underperformed due to margin compression and a normalization in loan growth. Investor concerns about rate cuts and asset quality weighed on sentiment.
Banco Galicia
, along with broader Argentine equities, posted strong gains in 2024 amid optimism about political change and early signs of macro stabilization. However, in 2025, the stock corrected as market enthusiasm moderated amid rising concerns about inflation, policy execution, and renewed currency volatility, which triggered profit-taking.
TOP PERFORMANCE CONTRIBUTORS
SK Hynix
is a South Korea–based AI enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND. The stock appreciated on expectations for continued AI demand and tailwinds for Korean equities following the presidential election in early June, which brought hopes of an increase in political stability and investor-friendly reforms in corporate governance. Strong demand and pricing power supported continued earnings momentum.
Delta Electronics
’
stock rally this year was supported by robust demand for AI data center infrastructure, power electronics, and high-voltage direct current solutions. The company’s expansion in Southeast Asia and disciplined margin execution have further reinforced investor confidence.
Taiwan Semiconductor Manufacturing Co. Ltd.
, a multinational semiconductor contract manufacturing and design company, added meaningfully on sustained demand for advanced semiconductor nodes and high-performance computing chips, benefiting from the ramp-up of 3 nm technology and progress toward 2 nm, which reinforced its leadership and supported record revenue growth.
Hanwha Aerospace
is the leading South Korean defense and aerospace manufacturer. The company benefited from rising demand for aerospace and defense systems, particularly amid heightened geopolitical tensions and increased global defense spending. Strategic consolidation of Hanwha Ocean and positive analyst upgrades boosted investor confidence and drove the share price outperformance.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2025 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Emerging Markets Growth Fund Class R6	25.23%	1.11%	8.59%
MSCI Emerging Markets IMI (net)	31.38%	4.66%	8.37%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 1,014,486
Number of portfolio holdings	112
Net advisory fees paid (in $000s)	$ 7,461
Portfolio turnover rate	84%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	14.7%
Tencent Holdings Ltd.	6.5%
Samsung Electronics Co. Ltd.	5.0%
SK Hynix, Inc.	4.0%
Alibaba Group Holding Ltd.	3.9%
Naspers Limited	2.1%
Bharti Airtel Ltd.	1.5%
HDFC Bank Ltd.	1.5%
Reliance Industries Ltd.	1.5%
ICICI Bank Ltd.	1.5%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Emerging Markets
ex China Growth Fund
Class I / WXCIX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This annual shareholder report contains important information about William Blair Emerging Markets ex China Growth Fund Class I (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets ex China Growth Fund Class I	$ 113	0.99%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 28.18% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI Emerging Markets ex-China IMI (net), which returned 31.42%. The Fund's benchmark is also a broad measure of market performance.
Underperformance versus its benchmark during the year was primarily driven by weak performance in the first quarter amid strong style headwinds and sharp country rotation. From a sector perspective, the underperformance was primarily driven by negative stock selection within Consumer Discretionary and Financials, coupled with an overweight to Consumer Discretionary and an underweight to Materials.
TOP PERFORMANCE DETRACTORS
The Indian Hotels Co.
’s shares declined as margin pressure and weaker-than-expected earnings offset robust top-line growth. Wage inflation, cancellations, and operational inefficiencies weighed on profitability, while broader weakness in Indian mid-cap equities added to the headwind.
Naspers
detracted due to the lack of exposure throughout the year, especially as the stock rallied on the back of its Tencent exposure and narrowing holding company discount.
Eternal
’s weakness was primarily driven by increasing capital‑led competitive intensity and near‑term margin compression in food delivery and quick commerce.
Grupo Financiero Galicia SA
and
Banco Bbva Argentina SA
, Argentine banks, were significant detractors to relative returns due to investor caution around Argentina’s financial sector and broad macroeconomic and foreign exchange headwinds amid a weakening peso.
Bank Central Asia
, Indonesia’s largest private bank, declined amid a deteriorated macroeconomic backdrop in Indonesia, rupiah weakness, and investor concerns over the new administration reshuffle and sovereign wealth fund Danantara implementation.
ICICI Bank
, one of India’s largest private sector banks, underperformed due to margin compression and a normalization in loan growth. Investor concerns around asset quality weighed on sentiment.
TOP PERFORMANCE CONTRIBUTORS
SK Hynix
is a South Korea–based artificial intelligence (“AI”) enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND. The stock appreciated on expectations for continued AI demand and tailwinds for Korean equities following the presidential election in early June, which brought hopes of an increase in political stability and investor-friendly reforms in corporate governance.

Strong demand and pricing power supported continued earnings momentum.
Delta Electronics
delivered robust returns as demand for AI data center infrastructure, power electronics, and liquid cooling systems accelerated
, with disciplined margin execution further reinforcing investor confidence.
Taiwan Semiconductor Manufacturing Co. Ltd.
(“TSMC”), a multinational semiconductor contract manufacturing and design company, added meaningfully on sustained demand for advanced semiconductor nodes and high-performance computing chips, benefiting from the ramp-up of 3 nm technology and progress toward 2 nm, which reinforced its leadership and supported record revenue growth.
Elite Material
, a manufacturer of copper clad laminates, advanced on the build-out of AI infrastructure, as next-generation server and networking platforms required increasingly complex, high-layer PCBs, driving volume growth and margin expansion.
Hanwha Aerospace Co Ltd.
is the leading South Korean defense and aerospace manufacturer. The company benefited from rising demand for aerospace and defense systems, particularly amid heightened geopolitical tensions and increased global defense spending. Strategic consolidation of Hanwha Ocean and positive analyst upgrades boosted investor confidence and drove the share price outperformance.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2025

(or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	1 Year	Since Inception
Emerging Markets ex China Growth Fund Class I	28.18%	16.88%
MSCI Emerging Markets ex-China IMI (net)	31.42%	15.41%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 57,589
Number of portfolio holdings	95
Net advisory fees paid (in $000s)	$ 47
Portfolio turnover rate	84%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	16.9%
Samsung Electronics Co. Ltd.	6.1%
SK Hynix, Inc.	5.3%
HDFC Bank Ltd.	2.2%
MercadoLibre, Inc.	2.0%
Bharti Airtel Ltd.	1.9%
Delta Electronics, Inc.	1.9%
Sea Ltd.	1.8%
ICICI Bank Ltd.	1.8%
Naspers Limited	1.8%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials
within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Emerging Markets
ex China Growth Fund
Class R6 / WXCRX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This annual shareholder report contains important information about William Blair Emerging Markets ex China Growth Fund Class R6 (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets ex China Growth Fund Class R6	$ 107	0.94%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 28.25% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI Emerging Markets ex-China IMI (net), which returned 31.42%. The Fund's benchmark is also a broad measure of market performance.
Underperformance versus its benchmark during the year was primarily driven by weak performance in the first quarter amid strong style headwinds and sharp country rotation. From a sector perspective, the underperformance was primarily driven by negative stock selection within Consumer Discretionary and Financials, coupled with an overweight to Consumer Discretionary and an underweight to Materials.
TOP PERFORMANCE DETRACTORS
The Indian Hotels Co.
’s shares declined as margin pressure and weaker-than-expected earnings offset robust top-line growth. Wage inflation, cancellations, and operational inefficiencies weighed on profitability, while broader weakness in Indian mid-cap equities added to the headwind.
Naspers
detracted due to the lack of exposure throughout the year, especially as the stock rallied on the back of its Tencent exposure and narrowing holding company discount.
Eternal
’s weakness was primarily driven by increasing capital‑led competitive intensity and near‑term margin compression in food delivery and quick commerce.
Grupo Financiero Galicia SA
and
Banco Bbva Argentina SA
, Argentine banks, were significant detractors to relative returns due to investor caution around Argentina’s financial sector and broad macroeconomic and foreign exchange headwinds amid a weakening peso.
Bank Central Asia
, Indonesia’s largest private bank, declined amid a deteriorated macroeconomic backdrop in Indonesia, rupiah weakness, and investor concerns over the new administration reshuffle and sovereign wealth fund Danantara implementation.
ICICI Bank
, one of India’s largest private sector banks, underperformed due to margin compression and a normalization in loan growth. Investor concerns around asset quality weighed on sentiment.
TOP PERFORMANCE CONTRIBUTORS
SK Hynix
is a South Korea–based artificial intelligence (“AI”) enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND. The stock appreciated on expectations for continued AI demand and tailwinds for Korean equities following the presidential election in early June, which brought hopes of an increase in political stability and investor-friendly reforms in corporate governance.

Strong demand and pricing power supported continued earnings momentum.
Delta Electronics
delivered robust returns as demand for AI data center infrastructure, power electronics, and liquid cooling systems accelerated, with disciplined margin execution further reinforcing investor confidence.
Taiwan Semiconductor Manufacturing Co. Ltd.
(“TSMC”), a multinational semiconductor contract manufacturing and design company, added meaningfully on sustained demand for advanced semiconductor nodes and high-performance computing chips, benefiting from the ramp-up of 3 nm technology and progress toward 2 nm, which reinforced its leadership and supported record revenue growth.
Elite Material
, a manufacturer of copper clad laminates, advanced on the build-out of AI infrastructure, as next-generation server and networking platforms required increasingly complex, high-layer PCBs, driving volume growth and margin expansion.
Hanwha Aerospace Co Ltd.
is the leading South Korean defense and aerospace manufacturer. The company benefited from rising demand for aerospace and defense systems, particularly amid heightened geopolitical tensions and increased global defense spending. Strategic consolidation of Hanwha Ocean and positive analyst upgrades boosted investor confidence and drove the share price outperformance.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2025 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	1 Year	Since Inception
Emerging Markets ex China Growth Fund Class R6	28.25%	16.96%
MSCI Emerging Markets ex-China IMI (net)	31.42%	15.41%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 57,589
Number of portfolio holdings	95
Net advisory fees paid (in $000s)	$ 47
Portfolio turnover rate	84%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	16.9%
Samsung Electronics Co. Ltd.	6.1%
SK Hynix, Inc.	5.3%
HDFC Bank Ltd.	2.2%
MercadoLibre, Inc.	2.0%
Bharti Airtel Ltd.	1.9%
Delta Electronics, Inc.	1.9%
Sea Ltd.	1.8%
ICICI Bank Ltd.	1.8%
Naspers Limited	1.8%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within
30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Emerging Markets
Small Cap Growth Fund
Class I / BESIX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This annual shareholder report contains important information about William Blair Emerging Markets Small Cap Growth Fund Class I (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Small Cap Growth Fund Class I	$ 123	1.15%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 13.94% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI Emerging Markets Small Cap Index (net), which returned 18.58% and underperformed the MSCI Emerging Markets IMI (net), a broad measure of market performance, which returned 31.38%.
Underperformance versus the benchmark was primarily driven by weak performance in the first quarter amid strong style headwinds and sharp country rotation. From a sector perspective, the underperformance was primarily driven by negative stock selection within Financials, Industrials, and Health Care. Within financials, stock selection within capital market names and banks was the main drag to relative performance. Partially mitigating these negative effects was the positive stock selection effect in Materials and Taiwan. The Financials overweighting and allocation effect in technology also added to relative results.
TOP PERFORMANCE DETRACTORS
Central Depository Services India Ltd
, a key infrastructure provider for India’s capital markets, underperformed due to weakening operating momentum as slowing transaction volumes and elevated technology costs pressured margins.
Kfin Technologies
, another Indian capital market firm, declined on margin contraction and slower‑than‑expected client acquisition in a competitive market leading to margin contraction.
Bank Syariah Indonesia
(BSI), the country’s largest Sharia‑compliant bank, was a drag as loan growth decelerated and funding‑cost headwinds persisted.
Transformers & Rectifiers India
, an Indian power‑equipment manufacturer, corrected after the company delivered weaker-than-expected fiscal second quarter 2026 results, as order inflow fell while working‑capital and staff and other expenses pressed profitability.
HD Hyundai Marine Solution Co. Ltd
, Korea’s marine services and ship lifecycle‑management provider, detracted amid a share placement earlier in the year and as order timing and retrofit mix skewed less favorably into the year‑end, despite long-term tailwinds from the shipbuilding cycle and the shift to dual-fuel engines.
In Brazil,
Marcopolo
, the bus and coach manufacturer, lagged due to weaker domestic volume growth and ongoing elevated interest rates.
Anthem Biosciences
, an India‑based CDMO, was a notable detractor. The stock underperformed as revenue momentum disappointed, with destocking at a key client Pfizer, flat orders at AbbVie and new wins progressing more gradually than expected.
TOP PERFORMANCE CONTRIBUTORS
Industrias Peñoles
, Mexico’s diversified miner, benefited from favorable precious metals pricing and solid production trends, with cost discipline and operational improvements supporting sustained margin expansion.
Fresnillo
, a leading silver producer, added on robust silver prices and operational enhancements that improved output reliability and underpinned free cash flow resilience.
Pan African Resources
, the South African gold producer, outperformed amid favorable gold price environment and the company’s strong execution as steady production and tight grade control translated into reliable cash generation.
ASPEED Technology
, the server‑management silicon leader (BMCs), benefited from hyperscalers and enterprise artificial intelligence (“AI”) server build‑outs, content gains in next‑gen platforms, and disciplined pricing, which supported resilient gross margins.
Hon Precision
contributed as AI server programs scaled, shifting mix away from legacy consumer electronics and improving profitability at rack/system level.
Taiwan Union Technology
(TUC) was boosted by strong orders, high utilization for high‑layer server and networking boards, as well as customer wins. Furthermore, adoption of low‑loss, high‑reliability materials meeting AI data center specifications supported sustained margin expansion.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2025 (or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Emerging Markets Small Cap Growth Fund Class I	13.94%	4.67%	7.47%
MSCI Emerging Markets IMI (net)	31.38%	4.66%	8.37%
MSCI Emerging Markets Small Cap Index (net)	18.58%	8.43%	8.31%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 367,783
Number of portfolio holdings	121
Net advisory fees paid (in $000s)	$ 3,089
Portfolio turnover rate	261%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
ASELSAN Elektronik Sanayi ve Ticaret A.S.	2.3%
GE Vernova T&D India Ltd.	2.1%
Hon. Precision, Inc	2.1%
Neway Valve (Suzhou) Co., Ltd.	2.0%
JB Financial Group Co. Ltd.	1.8%
BNK Financial Group, Inc.	1.8%
Laureate Education, Inc.	1.8%
Taiwan Union Technology Corporation	1.8%
Airtel Africa PLC	1.7%
Karur Vysya Bank Ltd.	1.7%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Emerging Markets
Small Cap Growth Fund
Class N / WESNX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This annual shareholder report contains important information about William Blair Emerging Markets Small Cap Growth Fund Class N (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Small Cap Growth Fund Class N	$ 150	1.40%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 13.68% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI Emerging Markets Small Cap Index (net), which returned 18.58% and underperformed the MSCI Emerging Markets IMI (net), a broad measure of market performance, which returned 31.38%.
Underperformance versus the benchmark was primarily driven by weak performance in the first quarter amid strong style headwinds and sharp country rotation. From a sector perspective, the underperformance was primarily driven by negative stock selection within Financials, Industrials, and Health Care. Within financials, stock selection within capital market names and banks was the main drag to relative performance. Partially mitigating these negative effects was the positive stock selection effect in Materials and Taiwan. The Financials overweighting and allocation effect in technology also added to relative results.
TOP PERFORMANCE DETRACTORS
Central Depository Services India Ltd
, a key infrastructure provider for India’s capital markets, underperformed due to weakening operating momentum as slowing transaction volumes and elevated technology costs pressured margins.
Kfin Technologies
, another Indian capital market firm, declined on margin contraction and slower‑than‑expected client acquisition in a competitive market leading to margin contraction.
Bank Syariah Indonesia
(BSI), the country’s largest Sharia‑compliant bank, was a drag as loan growth decelerated and funding‑cost headwinds persisted.
Transformers & Rectifiers India
, an Indian power‑equipment manufacturer, corrected after the company delivered weaker-than-expected fiscal second quarter 2026 results, as order inflow fell while working‑capital and staff and other expenses pressed profitability.
HD Hyundai Marine Solution Co. Ltd
, Korea’s marine services and ship lifecycle‑management provider, detracted amid a share placement earlier in the year and as order timing and retrofit mix skewed less favorably into the year‑end, despite long-term tailwinds from the shipbuilding cycle and the shift to dual-fuel engines.
In Brazil,
Marcopolo
, the bus and coach manufacturer, lagged due to weaker domestic volume growth and ongoing elevated interest rates.
Anthem Biosciences
, an India‑based CDMO, was a notable detractor. The stock underperformed as revenue momentum disappointed, with destocking at a key client Pfizer, flat orders at AbbVie and new wins progressing more gradually than expected.
TOP PERFORMANCE CONTRIBUTORS
Industrias Peñoles
, Mexico’s diversified miner, benefited from favorable precious metals pricing and solid production trends, with cost discipline and operational improvements supporting sustained margin expansion.
Fresnillo
, a leading silver producer, added on robust silver prices and operational enhancements that improved output reliability and underpinned free cash flow resilience.
Pan African Resources
, the South African gold producer, outperformed amid favorable gold price environment and the company’s strong execution as steady production and tight grade control translated into reliable cash generation.
ASPEED Technology
, the server‑management silicon leader (BMCs), benefited from hyperscalers and enterprise artificial intelligence (“AI”) server build‑outs, content gains in next‑gen platforms, and disciplined pricing, which supported resilient gross margins.
Hon Precision
contributed as AI server programs scaled, shifting mix away from legacy consumer electronics and improving profitability at rack/system level.
Taiwan Union Technology
(TUC) was boosted by strong orders, high utilization for high‑layer server and networking boards, as well as customer wins. Furthermore, adoption of low‑loss, high‑reliability materials meeting AI data center specifications supported sustained margin expansion.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2025 (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $10,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Emerging Markets Small Cap Growth Fund Class N	13.68%	4.41%	7.19%
MSCI Emerging Markets IMI (net)	31.38%	4.66%	8.37%
MSCI Emerging Markets Small Cap Index (net)	18.58%	8.43%	8.31%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 367,783
Number of portfolio holdings	121
Net advisory fees paid (in $000s)	$ 3,089
Portfolio turnover rate	261%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
ASELSAN Elektronik Sanayi ve Ticaret A.S.	2.3%
GE Vernova T&D India Ltd.	2.1%
Hon. Precision, Inc	2.1%
Neway Valve (Suzhou) Co., Ltd.	2.0%
JB Financial Group Co. Ltd.	1.8%
BNK Financial Group, Inc.	1.8%
Laureate Education, Inc.	1.8%
Taiwan Union Technology Corporation	1.8%
Airtel Africa PLC	1.7%
Karur Vysya Bank Ltd.	1.7%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Emerging Markets
Small Cap Growth Fund
Class R6 / WESJX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This annual shareholder report contains important information about William Blair Emerging Markets Small Cap Growth Fund Class R6 (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Small Cap Growth Fund Class R6	$ 118	1.10%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 13.99% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI Emerging Markets Small Cap Index (net), which returned 18.58% and underperformed the MSCI Emerging Markets IMI (net), a broad measure of market performance, which returned 31.38%.
Underperformance versus the benchmark was primarily driven by weak performance in the first quarter amid strong style headwinds and sharp country rotation. From a sector perspective, the underperformance was primarily driven by negative stock selection within Financials, Industrials, and Health Care. Within financials, stock selection within capital market names and banks was the main drag to relative performance. Partially mitigating these negative effects was the positive stock selection effect in Materials and Taiwan. The Financials overweighting and allocation effect in technology also added to relative results.
TOP PERFORMANCE DETRACTORS
Central Depository Services India Ltd
, a key infrastructure provider for India’s capital markets, underperformed due to weakening operating momentum as slowing transaction volumes and elevated technology costs pressured margins.
Kfin Technologies
, another Indian capital market firm, declined on margin contraction and slower‑than‑expected client acquisition in a competitive market leading to margin contraction.
Bank Syariah Indonesia
(BSI), the country’s largest Sharia‑compliant bank, was a drag as loan growth decelerated and funding‑cost headwinds persisted.
Transformers & Rectifiers India
, an Indian power‑equipment manufacturer, corrected after the company delivered weaker-than-expected fiscal second quarter 2026 results, as order inflow fell while working‑capital and staff and other expenses pressed profitability.
HD Hyundai Marine Solution Co. Ltd
, Korea’s marine services and ship lifecycle‑management provider, detracted amid a share placement earlier in the year and as order timing and retrofit mix skewed less favorably into the year‑end, despite long-term tailwinds from the shipbuilding cycle and the shift to dual-fuel engines.
In Brazil,
Marcopolo
, the bus and coach manufacturer, lagged due to weaker domestic volume growth and ongoing elevated interest rates.
Anthem Biosciences
, an India‑based CDMO, was a notable detractor. The stock underperformed as revenue momentum disappointed, with destocking at a key client Pfizer, flat orders at AbbVie and new wins progressing more gradually than expected.
TOP PERFORMANCE CONTRIBUTORS
Industrias Peñoles
, Mexico’s diversified miner, benefited from favorable precious metals pricing and solid production trends, with cost discipline and operational improvements supporting sustained margin expansion.
Fresnillo
, a leading silver producer, added on robust silver prices and operational enhancements that improved output reliability and underpinned free cash flow resilience.
Pan African Resources
, the South African gold producer, outperformed amid favorable gold price environment and the company’s strong execution as steady production and tight grade control translated into reliable cash generation.
ASPEED Technology
, the server‑management silicon leader (BMCs), benefited from hyperscalers and enterprise artificial intelligence (“AI”) server build‑outs, content gains in next‑gen platforms, and disciplined pricing, which supported resilient gross margins.
Hon Precision
contributed as AI server programs scaled, shifting mix away from legacy consumer electronics and improving profitability at rack/system level.
Taiwan Union Technology
(TUC) was boosted by strong orders, high utilization for high‑layer server and networking boards, as well as customer wins. Furthermore, adoption of low‑loss, high‑reliability materials meeting AI data center specifications supported sustained margin expansion.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2025 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Emerging Markets Small Cap Growth Fund Class R6	13.99%	4.73%	7.53%
MSCI Emerging Markets IMI (net)	31.38%	4.66%	8.37%
MSCI Emerging Markets Small Cap Index (net)	18.58%	8.43%	8.31%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 367,783
Number of portfolio holdings	121
Net advisory fees paid (in $000s)	$ 3,089
Portfolio turnover rate	261%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
ASELSAN Elektronik Sanayi ve Ticaret A.S.	2.3%
GE Vernova T&D India Ltd.	2.1%
Hon. Precision, Inc	2.1%
Neway Valve (Suzhou) Co., Ltd.	2.0%
JB Financial Group Co. Ltd.	1.8%
BNK Financial Group, Inc.	1.8%
Laureate Education, Inc.	1.8%
Taiwan Union Technology Corporation	1.8%
Airtel Africa PLC	1.7%
Karur Vysya Bank Ltd.	1.7%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair China Growth Fund
Class I / WICGX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This annual shareholder report contains important information about William Blair China Growth Fund Class I (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
China Growth Fund Class I	$ 111	0.99%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 24.25% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI China All Shares Index (net), which returned 28.94%. The Fund's benchmark is also a broad measure of market performance.
Underperformance versus its benchmark was driven by a combination of allocation and stock selection effects. An underweight allocation to Materials, overweight allocation and stock selection to Consumer Discretionary, and negative stock selection within Financials were the primary drivers of underperformance. Partially offsetting these effects was an underweight allocation to Real Estate, coupled with positive stock selection within Information Technology.
TOP PERFORMANCE DETRACTORS
Alibaba
is a major Chinese technology conglomerate with e-commerce, cloud, and digital media assets. Alibaba detracted amid weaker fundamental performance in fiscal second quarter, driven by losses in quick commerce. The stock underperformed despite robust artificial intelligence (“AI”) demand driving cloud revenue acceleration 34% year-over-year and upbeat management outlook on AI supply demand dynamics.
East Money
operates an online financial information platform. East Money’s products include internet advertising and financial data. East Money underperformed in 2025 mainly due to weaker-than-expected growth in its brokerage and wealth management businesses amid a sluggish Chinese equity market. Additionally, competitive pricing and higher operating costs weighed on margins.
Futu
, through its subsidiaries, offers an online brokerage platform that enables individual investors to trade in listed stocks. Futu reported solid top-line growth in 2025; however, profitability was pressured by lower commission rates and operating expenses rose significantly due to marketing and compliance costs, which weighed on margins.
TOP PERFORMANCE CONTRIBUTORS
Eoptolink Technology
is a leading optical transceiver manufacturer, with products covering up to 800G optical transceivers currently. Eoptolink is strategically positioned to benefit from the ramp-up in 400G/800G volumes, driven by its key customers’ deployment of these transceivers in AI infrastructure. Eoptolink’s strong performance was driven by surging demand for high-speed optical transceivers in AI data centers and cloud infrastructure.

Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2025

(or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	1 Year	Since Inception
China Growth Fund Class I	24.25%	-8.78%
MSCI China All Shares Index (net)	28.94%	-0.42%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 2,078
Number of portfolio holdings	48
Net advisory fees paid (in $000s)	$ 0
Portfolio turnover rate	73%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing p ercen
tage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings Ltd.	14.4%
Alibaba Group Holding Ltd.	10.3%
Contemporary Amperex Technology Co. Ltd.	3.4%
Zhongji Innolight Co. Ltd.	3.4%
Eoptolink Technology Inc., Ltd.	3.1%
NetEase, Inc.	3.1%
Zijin Mining Group Company Limited	2.6%
Foxconn Industrial Internet Co. Ltd.	2.4%
Trip.com Group Ltd.	2.4%
China Merchants Bank Co. Ltd.	2.3%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair China Growth Fund
Class R6 / WRCGX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This annual shareholder report contains important information about William Blair China Growth Fund Class R6 (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
China Growth Fund Class R6	$ 105	0.94%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 24.21% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI China All Shares Index (net), which returned 28.94%. The Fund's benchmark is also a broad measure of market performance.
Underperformance versus its benchmark was driven by a combination of allocation and stock selection effects. An underweight allocation to Materials, overweight allocation and stock selection to Consumer Discretionary, and negative stock selection within Financials were the primary drivers of underperformance. Partially offsetting these effects was an underweight allocation to Real Estate, coupled with positive stock selection within Information Technology.
TOP PERFORMANCE DETRACTORS
Alibaba
is a major Chinese technology conglomerate with e-commerce, cloud, and digital media assets. Alibaba detracted amid weaker fundamental performance in fiscal second quarter, driven by losses in quick commerce. The stock underperformed despite robust artificial intelligence (“AI”) demand driving cloud revenue acceleration 34% year-over-year and upbeat management outlook on AI supply demand dynamics.
East Money
operates an online financial information platform. East Money’s products include internet advertising and financial data. East Money underperformed in 2025 mainly due to weaker-than-expected growth in its brokerage and wealth management businesses amid a sluggish Chinese equity market. Additionally, competitive pricing and higher operating costs weighed on margins.
Futu
, through its subsidiaries, offers an online brokerage platform that enables individual investors to trade in listed stocks. Futu reported solid top-line growth in 2025; however, profitability was pressured by lower commission rates and operating expenses rose significantly due to marketing and compliance costs, which weighed on margins.
TOP PERFORMANCE CONTRIBUTORS
Eoptolink Technology
is a leading optical transceiver manufacturer, with products covering up to 800G optical transceivers currently. Eoptolink is strategically positioned to benefit from the ramp-up in 400G/800G volumes, driven by its key customers’ deployment of these transceivers in AI infrastructure. Eoptolink’s strong performance was driven by surging demand for high-speed optical transceivers in AI data centers and cloud infrastructure.

Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2025 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index which is also generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	1 Year	Since Inception
China Growth Fund Class R6	24.21%	-8.81%
MSCI China All Shares Index (net)	28.94%	-0.42%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 2,078
Number of portfolio holdings	48
Net advisory fees paid (in $000s)	$ 0
Portfolio turnover rate	73%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings Ltd.	14.4%
Alibaba Group Holding Ltd.	10.3%
Contemporary Amperex Technology Co. Ltd.	3.4%
Zhongji Innolight Co. Ltd.	3.4%
Eoptolink Technology Inc., Ltd.	3.1%
NetEase, Inc.	3.1%
Zijin Mining Group Company Limited	2.6%
Foxconn Industrial Internet Co. Ltd.	2.4%
Trip.com Group Ltd.	2.4%
China Merchants Bank Co. Ltd.	2.3%
Sector Allocation
Geographic Diversification
Availability of Additional Information
You can find additional inf
orma
tion about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Emerging Markets
Debt Fund
Class I / WEDIX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This annual shareholder report contains important information about William Blair Emerging Markets Debt Fund Class I (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Debt Fund Class I	$ 76	0.70%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 16.09% (net of fees) for the 12 months ended December 31, 2025. The Fund outperformed its benchmark, the J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index (the "Index"), which returned 14.30% and outperformed the Bloomberg Global Aggregate Index, a broad measure of market performance, which returned 8.17%.
Positive contributions came from all three “beta buckets” (or risk categories), particularly the high-beta (higher-risk) bucket. Both security selection and country allocation contributed positively to performance over the year.
Higher-Risk Countries
In
Venezuela
, our overweight position in Venezuela outperformed, as the market became more optimistic about regime change. The U.S. has applied military pressure in the region, which may slightly increase the probability of regime change in Venezuela; this would be a net positive for the bonds.

Behavior of the bonds was volatile towards the end of 2025. Our view is that a comprehensive restructuring of the country’s economy still remains many years away.
In
Lebanon
, our overweight position outperformed as bonds rallied on the appointment of a new prime minister and central bank governor. In addition, potential de-escalation of regional conflict further supported Lebanese bonds. The market anticipates an International Monetary Fund (IMF) agreement, which we believe could break the reform deadlock and enable the stalled debt restructuring to finally move forward.
In
Kenya
, we moved to an underweight position while the market continues to trade strongly. More friendly credit market conditions continue to attract new issuance, and Kenya was the latest high-yield issuer to return to the market with two new tranches with a 7- and 12-year maturity, respectively. Both were amortizing structures and were well received by the market.
In
Bolivia
, our underweight position detracted from performance, as a positive electoral outcome and support from multilaterals has reduced the probability of default in the near term. Significant structural reforms are needed for debt and macroeconomic stability, but the outlook for reforms has improved markedly.
Medium-Risk Countries
In
Mexico
, our overweight position in Pemex drove outperformance, as did our overweight position in the front end and long end of the Mexico sovereign curve. Both country selection and security selection contributed to performance.
In
Turkey
, our position in the local short-dated bond generated outperformance. Turkey still enjoys very high returns, a strong economic reform story, and limited depreciation of the currency. The central bank has once again started to ease monetary policy as inflation, albeit still high, has fallen significantly in recent months.
In
Trinidad and Tobago
, our overweight position detracted from performance, as it lagged peers. Concerns about Trinidad's relationship with Venezuela weighed on the outlook for some of the natural gas projects, which hurt sentiment.
We participated in
Kyrgyzstan
’s inaugural new issue at the end of May, which was well received by the market. Although it currently trades above the offer price, it has not been able to deliver a strong rally like the wider market, predominantly due to the shorter duration of the bond.
Lower-Risk Countries
In
China
, our underweight spread duration for sovereigns and quasi-sovereigns added to our outperformance. Spreads in China underperformed, primarily due to its tight valuations. Furthermore, the Chinese corporate credits we held were mostly flat performing in the fourth quarter of 2025 due to stagnant pricing.
In
Saudi Arabia
, our underweight position continued to contribute positively to performance in the fourth quarter of 2025. Investment-grade spreads remain at historically tight levels, offering limited upside, while issuance in the Saudi market has been abundant, adding supply pressure. Although non-oil growth remains robust and fiscal buffers are strong, valuations do not compensate for geopolitical risks and oil price volatility, reinforcing our cautious stance.
In
India
, we maintained an underweight position in sovereign risk due to tight valuations, while selectively holding corporate bonds that offer attractive valuations and positive credit trajectories. Although this positioning did not detract from absolute returns, the strong performance delivered by the broader EMD peer group meant that our net overweight exposure to India ultimately detracted from relative performance.
In
Jamaica
, our overweight position underperformed, as 2025 was a year characterized by high beta outperformance. Despite Hurricane Melissa making landfall on Jamaica, bond prices remained relatively resilient given the strong initial conditions, and deleveraging of the economy that had occurred over the last decade.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2025 (or for the life of the Fund, if shorter). It assumes a $500,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $500,000
Average Annual Total Returns	1 Year	Since Inception
Emerging Markets Debt Fund Class I	16.09%	3.58%
Bloomberg Global Aggregate Index	8.17%	-1.82%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index	14.30%	2.29%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 72,998
Number of portfolio holdings	248
Net advisory fees paid (in $000s)	$ 114
Portfolio turnover rate	120%
Graphical Representation
of
Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. Credit quality designations range from AAA (highest) to D (lowest). Credit quality ratings on underlying securities are received from S&P and Moody’s which are converted to the equivalent S&P major rating category for presentation purposes only.
Top Ten Holdings
Argentina Government International Bond	3.6%
Egypt Government International Bond	2.9%
Dominican Republic International Bond	2.5%
Romania Government International Bond	2.3%
Hungary Government International Bond	2.2%
Sri Lanka Government International Bond	2.0%
Ecuador Government International Bond	2.0%
Petroleos Mexicanos	2.0%
Oman Government International Bond	1.9%
Paraguay Government International Bond	1.9%
Geographic Diversification
Credit Quality
Availability of Additional Information
You can find additional information about the Fund such as the pros
pectus, financial information, holdings and pr
ox
y voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS
William Blair Emerging Markets
Debt Fund
Class R6 / WEDRX
ANNUAL SHAREHOLDER REPORT

| December 31, 2025
This
annual shareholder report
contains important information about William Blair Emerging Markets Debt Fund Class R6 (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at
https://im.williamblair.com/investments/mutual-funds
. You can also request this information by contacting us at
1-800-742-7272
.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Debt Fund Class R6	$ 70	0.65%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 16.16% (net of fees) for the 12 months ended December 31, 2025. The Fund outperformed its benchmark, the J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index (the "Index"), which returned 14.30% and outperformed the Bloomberg Global Aggregate Index, a broad measure of market performance, which returned 8.17%.
Positive contributions came from all three “beta buckets” (or risk categories), particularly the high-beta (higher-risk) bucket. Both security selection and country allocation contributed positively to performance over the year.
Higher-Risk Countries
In
Venezuela
, our overweight position in Venezuela outperformed, as the market became more optimistic about regime change. The U.S. has applied military pressure in the region, which may slightly increase the probability of regime change in Venezuela; this would be a net positive for the bonds.

Behavior of the bonds was volatile towards the end of 2025. Our view is that a comprehensive restructuring of the country’s economy still remains many years away.
In
Lebanon
, our overweight position outperformed as bonds rallied on the appointment of a new prime minister and central bank governor. In addition, potential de-escalation of regional conflict further supported Lebanese bonds. The market anticipates an International Monetary Fund (IMF) agreement, which we believe could break the reform deadlock and enable the stalled debt restructuring to finally move forward.
In
Kenya
, we moved to an underweight position while the market continues to trade strongly. More friendly credit market conditions continue to attract new issuance, and Kenya was the latest high-yield issuer to return to the market with two new tranches with a 7- and 12-year maturity, respectively. Both were amortizing structures and were well received by the market.
In
Bolivia
, our underweight position detracted from performance, as a positive electoral outcome and support from multilaterals has reduced the probability of default in the near term. Significant structural reforms are needed for debt and macroeconomic stability, but the outlook for reforms has improved markedly.
Medium-Risk Countries
In
Mexico
, our overweight position in Pemex drove outperformance, as did our overweight position in the front end and long end of the Mexico sovereign curve. Both country selection and security selection contributed to performance.
In
Turkey
, our position in the local short-dated bond generated outperformance. Turkey still enjoys very high returns, a strong economic reform story, and limited depreciation of the currency. The central bank has once again started to ease monetary policy as inflation, albeit still high, has fallen significantly in recent months.
In
Trinidad and Tobago
, our overweight position detracted from performance, as it lagged peers. Concerns about Trinidad's relationship with Venezuela weighed on the outlook for some of the natural gas projects, which hurt sentiment.
We participated in
Kyrgyzstan
’s inaugural new issue at the end of May, which was well received by the market. Although it currently trades above the offer price, it has not been able to deliver a strong rally like the wider market, predominantly due to the shorter duration of the bond.
Lower-Risk Countries
In
China
, our underweight spread duration for sovereigns and quasi-sovereigns added to our outperformance. Spreads in China underperformed, primarily due to its tight valuations. Furthermore, the Chinese corporate credits we held were mostly flat performing in the fourth quarter of 2025 due to stagnant pricing.
In
Saudi Arabia
, our underweight position continued to contribute positively to performance in the fourth quarter of 2025. Investment-grade spreads remain at historically tight levels, offering limited upside, while issuance in the Saudi market has been abundant, adding supply pressure. Although non-oil growth remains robust and fiscal buffers are strong, valuations do not compensate for geopolitical risks and oil price volatility, reinforcing our cautious stance.
In
India
, we maintained an underweight position in sovereign risk due to tight valuations, while selectively holding corporate bonds that offer attractive valuations and positive credit trajectories. Although this positioning did not detract from absolute returns, the strong performance delivered by the broader EMD peer group meant that our net overweight exposure to India ultimately detracted from relative performance.
In
Jamaica
, our overweight position underperformed, as 2025 was a year characterized by high beta outperformance. Despite Hurricane Melissa making landfall on Jamaica, bond prices remained relatively resilient given the strong initial conditions, and deleveraging of the economy that had occurred over the last decade.
Fund Performance
The following graph compares the initial and subsequent account values for the 10-year period ended December 31, 2025 (or for the life of the Fund, if shorter). It assumes a $1,000,000 initial investment at the beginning of the period and compares the Fund's performance to a broad-based securities market index and an additional index for the same period. The additional index is generally representative of the market sectors or types of investments in which the Fund invests.
GROWTH OF $1,000,000
Average Annual Total Returns	1 Year	Since Inception
Emerging Markets Debt Fund Class R6	16.16%	3.64%
Bloomberg Global Aggregate Index	8.17%	-1.82%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index	14.30%	2.29%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Key Fund Statistics
Fund net assets (in $000s)	$ 72,998
Number of portfolio holdings	248
Net advisory fees paid (in $000s)	$ 114
Portfolio turnover rate	120%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. Credit quality designations range from AAA (highest) to D (lowest). Credit quality ratings on underlying securities are received from S&P and Moody’s which are converted to the equivalent S&P major rating category for presentation purposes only.
Top Ten Holdings
Argentina Government International Bond	3.6%
Egypt Government International Bond	2.9%
Dominican Republic International Bond	2.5%
Romania Government International Bond	2.3%
Hungary Government International Bond	2.2%
Sri Lanka Government International Bond	2.0%
Ecuador Government International Bond	2.0%
Petroleos Mexicanos	2.0%
Oman Government International Bond	1.9%
Paraguay Government International Bond	1.9%
Geographic Diversification
Credit Quality
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings and proxy voting information at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
. You can also request this information by contacting us at 1-800-742-7272.
Householding
In order to reduce expenses, we will deliver a single copy of pr ospectus
es, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-742-7272 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
https://im.williamblair.com/investments/resources-us#prospectuses-and-reports-tab
.
WILLIAM BLAIR FUNDS

Item 1.    Reports to Stockholders (continued).

(b) Not applicable.

Item 2.    Code of Ethics.

(a) As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to its principal executive officer and principal financial officer (the “Covered Officers”).

(b) No disclosures are required pursuant to this Item 2(b).

(c) During the period covered by the report, the Registrant did not make any amendment to a provision of the Code.

(d) During the period covered by the report, the Registrant did not grant any waivers, including implicit waivers, from the provisions of the Code.

(e) Not applicable.

(f) A copy of the Code is filed as Exhibit 19(a)(1) to this Form N-CSR.

Item 3.    Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. Mr. Daniel N. Leib, the Registrant’s audit committee financial expert, is “independent” for purposes of Item 3 to Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the audit committee or Board of Trustees.

Item 4.    Principal Accountant Fees and Services.

(a) Audit Fees

For the fiscal years ended December 31, 2024 and 2025, Ernst & Young LLP, the Registrant’s principal accountant (“E&Y”), billed the Registrant $502,900 and $513,000, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

For the fiscal years ended December 31, 2024 and 2025, E&Y billed the Registrant $0 and $0, respectively, for assurance and related services that are reasonably related to the performance of the audit of the Registrant’s financial statements and that are not reported above. For the fiscal years ended December 31, 2024 and 2025, E&Y provided no audit-related services to William Blair Investment Management, LLC, the Registrant’s investment adviser (“William Blair”), or any of its control affiliates that were for engagements directly related to the Registrant’s operations and financial reporting.

(c) Tax Fees

For the fiscal years ended December 31, 2024 and 2025, E&Y billed the Registrant $167,135 and $270,015, respectively, for professional services rendered for tax compliance, tax advice and tax planning. Such services consisted of preparation of tax returns, year-end distribution review, qualifying dividend income analysis and review of year-end tax reporting. For the fiscal years ended December 31, 2024 and 2025, E&Y did not bill William Blair and its control affiliates for any services that were for engagements directly related to the Registrant’s operations and financial reporting.

(d) All Other Fees

For the fiscal years ended December 31, 2024 and 2025, E&Y did not bill the Registrant for products and services other than the services reported above. For the fiscal years ended December 31, 2024 and 2025, E&Y provided no other services to William Blair or any of its control affiliates that were for engagements directly related to the Registrant’s operations and financial reporting.

(e) Audit Committee Pre-Approval Policies and Procedures

Pursuant to the Registrant’s Audit Committee Charter (the “Charter”), the Audit Committee is responsible for pre-approving any engagement of the principal accountant to provide non-prohibited services to the Registrant, including the fees and other compensation to be paid to the principal accountant, to the extent required by Rule 2-01(c)(7) of Regulation S-X. Pursuant to the Charter, the Audit Committee is also responsible for pre-approving any engagement of the principal accountant, including the fees and other compensation to be paid to the principal accountant, to provide non-audit services to the Registrant’s investment adviser (or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant), if the engagement relates directly to the operations and financial reporting of the Registrant, to the extent required by Rule 2-01(c)(7) of Regulation S-X. The Chair of the Audit Committee may grant the pre-approval referenced above for non-prohibited and non-audit services. All such delegated pre-approvals will be presented to the Audit Committee no later than the next Audit Committee meeting. None of the Audit-Related and Tax Services billed by E&Y for the fiscal years ended December 31, 2024 and 2025 discussed above were approved by the Audit Committee pursuant to a waiver of these Pre-Approval Policies and Procedures.

(f) Not applicable to this Registrant.

(g) Non-Audit Fees

For the fiscal years ended December 31, 2024 and 2025, E&Y billed the Trust $167,135 and $270,015, respectively, in non-audit fees (tax services). For the same periods, E&Y billed the Adviser and its control affiliates $0 and $0, respectively, in non-audit fees.

(h) Not applicable to this Registrant.

(i) Not applicable to this Registrant.

(j) Not applicable to this Registrant.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to this Registrant, insofar as the Registrant is not a listed company.

Item 6.    Schedule of Investments.

(a) The complete Schedule of Investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7.    Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8.    Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

December 31, 2025

William Blair Funds
Annual Financial Statements and Other Information

This report is submitted for the general information of the shareholders of William Blair Funds. It is not authorized for distribution to prospective Fund investors unless accompanied or preceded by the Fund’s prospectus. Please carefully consider a Fund’s investment objectives, risks, charges, and expenses before investing. This and other information is contained in the Fund’s prospectus, which you may obtain by calling 1-800-742-7272. Read it carefully before you invest or send money.
December 31, 2025

William Blair Funds

Growth Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—49.4%
*	Advanced Micro Devices, Inc.	41,438	$8,874
*	Agilysys, Inc.	10,717	1,274
	Apple, Inc.	53,309	14,493
	Broadcom, Inc.	26,559	9,192
*	Dynatrace, Inc.	59,499	2,579
	Intuit, Inc.	10,355	6,859
	Microsoft Corp.	34,214	16,546
	Motorola Solutions, Inc.	8,482	3,251
	NVIDIA Corp.	137,681	25,677
	Oracle Corporation	26,404	5,146
*	PDF Solutions, Inc.	63,569	1,814
*	Pure Storage, Inc.	44,218	2,963
*	Q2 Holdings, Inc.	25,564	1,845
*	ServiceNow, Inc.	39,618	6,069
*	Snowflake Inc.	18,005	3,950
*	Tyler Technologies, Inc.	4,864	2,208
			112,740
	Health Care—10.4%
	Abbott Laboratories	21,011	2,633
	Agilent Technologies, Inc.	43,146	5,871
*	Doximity, Inc.	31,807	1,408
*	HealthEquity, Inc.	13,041	1,195
*	IDEXX Laboratories, Inc.	3,812	2,579
*	Inspire Medical Systems, Inc.	11,782	1,087
*	Twist Bioscience Corp.	36,199	1,148
	UnitedHealth Group, Inc.	14,051	4,638
	West Pharmaceutical Services, Inc.	11,668	3,210
			23,769
	Communication Services—9.0%
	Alphabet, Inc.—Class A	35,491	11,108
	Meta Platforms, Inc.	14,337	9,464
			20,572
	Financials—8.5%
*	Baldwin Insurance Group, Inc.	63,750	1,532
	Blue Owl Capital Inc.	87,187	1,303
	Carlyle Group, Inc.	67,715	4,003
	Evercore Inc.	7,030	2,392
	Mastercard, Inc.	17,917	10,228
			19,458
	Consumer Discretionary—7.0%
*	Amazon.com, Inc.	43,437	10,026
*	Champion Homes, Inc.	19,672	1,662
*	Chipotle Mexican Grill, Inc.	77,892	2,882
*	Rush Street Interactive, Inc.	72,808	1,415
			15,985
	Industrials—6.5%
*	ACV Auctions, Inc.	151,775	1,217
	C.H. Robinson Worldwide, Inc.	6,993	1,124
*	Copart, Inc.	69,179	2,709
	Hammond Power Solutions Inc.†	10,451	1,208
	Lincoln Electric Holdings, Inc.	5,569	1,335
*	Modine Manufacturing Co.	13,303	1,776
	Mueller Industries, Inc.	15,530	1,783
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Industrials—(continued)
	Regal Rexnord Corp.	8,219	$1,153
	TransUnion	29,641	2,542
			14,847
	Consumer Staples—4.8%
*	e.l.f. Beauty, Inc.	10,788	820
	Primo Brands Corporation	78,890	1,290
*	The Simply Good Foods Company	57,512	1,155
	Walmart, Inc.	67,833	7,557
			10,822
	Energy—2.0%
	Cameco Corp.†	50,826	4,650
	Materials—0.8%
	Quaker Chemical Corporation	13,655	1,875
	Total Common Stocks—98.4% (cost $158,760)		224,718

Repurchase Agreements
Fixed Income Clearing Corporation, 1.150% dated 12/31/25, due 01/02/26, repurchase price $3,703, collateralized by U.S. Treasury Bond, 4.625%, due 11/15/2055, valued at $3,777	$3,703	3,703
Total Repurchase Agreements—1.6% (cost $3,703)		3,703
Total Investments—100.0% (cost $162,463)		228,421
Liabilities, plus cash and other assets—(0.0)%		(56)
Net Assets—100.0%		$228,365

*	Non-income producing security
†	U.S. listed foreign security
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Growth Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)
As of December 31, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$224,718	$—	$—	$224,718
Repurchase Agreements	—	3,703	—	3,703
Total Investments in Securities	$224,718	$3,703	$—	$228,421
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Large Cap Growth Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—51.5%
*	Advanced Micro Devices, Inc.	222,930	$47,743
	Apple, Inc.	991,880	269,651
	Broadcom, Inc.	359,710	124,496
	Intuit, Inc.	73,090	48,416
	Microsoft Corp.	640,560	309,788
	NVIDIA Corp.	1,948,760	363,444
	Oracle Corporation	219,540	42,790
*	ServiceNow, Inc.	364,020	55,764
*	Snowflake Inc.	234,490	51,438
*	Tyler Technologies, Inc.	87,479	39,711
			1,353,241
	Communication Services—11.3%
	Alphabet, Inc.—Class A	546,870	171,170
	Meta Platforms, Inc.	189,130	124,843
			296,013
	Consumer Discretionary—10.2%
*	Amazon.com, Inc.	784,190	181,007
*	Cava Group Inc.	262,100	15,383
*	Chipotle Mexican Grill, Inc.	570,010	21,090
*	O'Reilly Automotive, Inc.	555,060	50,627
			268,107
	Health Care—7.2%
	Agilent Technologies, Inc.	377,840	51,413
*	IDEXX Laboratories, Inc.	80,420	54,406
	UnitedHealth Group, Inc.	142,225	46,950
*	Veeva Systems, Inc.	162,770	36,335
			189,104
	Financials—6.5%
	Blue Owl Capital Inc.	1,384,960	20,692
	Carlyle Group, Inc.	741,297	43,818
	Mastercard, Inc.	188,220	107,451
			171,961
	Consumer Staples—4.0%
	Costco Wholesale Corp.	61,230	52,801
*	Monster Beverage Corp.	701,790	53,806
			106,607
	Industrials—3.9%
	C.H. Robinson Worldwide, Inc.	78,730	12,657
*	Copart, Inc.	817,490	32,005
	TransUnion	488,740	41,909
	Verisk Analytics, Inc.	71,960	16,097
			102,668
	Materials—2.7%
	Linde PLC†	93,690	39,948
	Martin Marietta Materials, Inc.	50,510	31,451
			71,399
	Total Common Stocks—97.3% (cost $1,778,329)		2,559,100
	Exchange-Traded Funds
	Exchange-Traded Funds—2.0%
	iShares Russell 1000 Growth ETF	111,040	52,555
	Total Exchange-Traded Funds—2.0% (cost $52,962)		52,555

Issuer	Principal Amount	Value
Repurchase Agreements
Fixed Income Clearing Corporation, 1.150% dated 12/31/25, due 01/02/26, repurchase price $19,140, collateralized by U.S. Treasury Bond, 4.625%, due 11/15/2055, valued at $19,521	$19,139	$19,139
Total Repurchase Agreements—0.7% (cost $19,139)		19,139
Total Investments—100.0% (cost $1,850,430)		2,630,794
Liabilities, plus cash and other assets—(0.0)%		(1,065)
Net Assets—100.0%		$2,629,729

ETF	Exchange-Traded Fund
PLC	Public Limited Company

*	Non-income producing security
†	U.S. listed foreign security
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Large Cap Growth Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)
As of December 31, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$2,559,100	$—	$—	$2,559,100
Exchange-Traded Funds	52,555	—	—	52,555
Repurchase Agreements	—	19,139	—	19,139
Total Investments in Securities	$2,611,655	$19,139	$—	$2,630,794
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Mid Cap Value Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)

	Issuer	Shares	Value
	Common Stocks
	Industrials—20.2%
*	Alaska Air Group, Inc.	519	$26
	Allegion PLC†	175	28
	Allison Transmission Holdings, Inc.	238	23
*	CACI International, Inc.	47	25
	Donaldson Company, Inc.	329	29
	Dover Corporation	145	28
	Genpact Ltd.	526	25
	JB Hunt Transport Services, Inc.	86	17
*	Kirby Corporation	290	32
	Knight-Swift Transportation Holdings, Inc.	285	15
	Timken Co.	301	25
			273
	Financials—19.3%
*	Arch Capital Group Ltd.†	247	24
	Carlyle Group, Inc.	391	23
	East West Bancorp, Inc.	230	26
	Everest Group Ltd.	77	26
	Hartford Financial Services Group, Inc.	175	24
	Huntington Bancshares, Inc.	1,531	27
	KKR & Co., Inc.	215	27
	State Street Corporation	245	32
*	WEX, Inc.	162	24
	Willis Towers Watson PLC†	85	28
			261
	Information Technology—9.8%
*	Check Point Software Technologies Ltd.†	120	22
	Cognizant Technology Solutions Corp.	205	17
*	Flex Ltd.	386	23
	Hewlett Packard Enterprise Co.	1,102	27
	Jabil, Inc.	85	20
	STMicroelectronics N.V.†	931	24
			133
	Health Care—9.4%
	Cencora, Inc.	83	28
	Encompass Health Corp.	212	22
*	Globus Medical, Inc.	415	36
*	ICON PLC†	138	25
	Labcorp Holdings, Inc.	66	17
			128
	Materials—9.3%
*	Axalta Coating Systems Ltd.	828	27
	CRH PLC	219	27
	Crown Holdings, Inc.	211	22
	International Paper Company	475	19
	Royal Gold, Inc.	141	31
			126
	Real Estate—7.8%
	Camden Property Trust	150	16
	Healthpeak Properties, Inc.	1,104	18
	Host Hotels & Resorts, Inc.	1,203	21
	Regency Centers Corp.	370	26
	VICI Properties, Inc.	848	24
			105
	Issuer	Shares	Value
	Common Stocks—(continued)
	Utilities—5.9%
	Entergy Corp.	311	$29
	NiSource, Inc.	579	24
	PPL Corp.	760	27
			80
	Consumer Staples—5.3%
	Ingredion, Inc.	136	15
	Molson Coors Beverage Co.	405	19
	Tyson Foods, Inc.	254	15
*	U.S. Foods Holding Corp.	308	23
			72
	Energy—5.2%
	Coterra Energy, Inc.	358	9
	Diamondback Energy, Inc.	81	12
	Expand Energy Corporation	160	18
	Permian Resources Corp.	647	9
	Phillips 66	171	22
			70
	Consumer Discretionary—4.6%
	Brunswick Corp.	271	20
	LKQ Corp.	428	13
	Toll Brothers, Inc.	217	29
			62
	Total Common Stocks—96.8% (cost $1,060)		1,310
	Total Investments—96.8% (cost $1,060)		1,310
	Cash and other assets, less liabilities—3.2%		43
	Net Assets—100.0%		$1,353

PLC	Public Limited Company

*	Non-income producing security
†	U.S. listed foreign security
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Mid Cap Value Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)
As of December 31, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,310	$—	$—	$1,310
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Small-Mid Cap Core Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)

	Issuer	Shares	Value
	Common Stocks
	Industrials—24.9%
*	ACV Auctions, Inc.	97,253	$780
	Applied Industrial Technologies, Inc.	6,143	1,577
	Brink's Co.	8,722	1,018
	BWX Technologies, Inc.	9,479	1,638
*	CACI International, Inc.	3,463	1,845
	Carpenter Technology Corporation	4,739	1,492
*	Casella Waste Systems, Inc.	12,643	1,238
	Curtiss-Wright Corporation	3,228	1,780
	Donaldson Company, Inc.	17,587	1,559
*	Dycom Industries, Inc.	3,512	1,187
*	ExlService Holdings, Inc.	20,808	883
	Flowserve Corp.	22,563	1,566
*	GXO Logistics, Inc.	27,572	1,451
	JBT Marel Corp	12,029	1,812
	Lincoln Electric Holdings, Inc.	6,102	1,462
*	Mercury Systems, Inc.	17,261	1,260
	Mueller Industries, Inc.	12,460	1,430
	nVent Electric PLC†	10,155	1,036
	Owens Corning	7,474	837
	Tecnoglass, Inc.	11,849	596
	TransUnion	20,362	1,746
	UL Solutions Inc.	16,770	1,323
*	Verra Mobility Corp.	50,375	1,129
			30,645
	Information Technology—15.4%
*	Agilysys, Inc.	10,831	1,287
	Bentley Systems, Incorporated	21,728	829
*	Ciena Corporation	10,244	2,396
*	Clearwater Analytics Holdings, Inc.	37,640	908
*	Coherent Corp.	8,600	1,587
*	Descartes Systems Group, Inc.†	9,171	804
*	Diebold Nixdorf, Inc.	40,717	2,764
*	Dynatrace, Inc.	32,914	1,427
*	F5, Inc.	6,197	1,582
*	Onto Innovation, Inc.	13,728	2,167
*	OSI Systems, Inc.	4,218	1,076
*	Pure Storage, Inc.	19,047	1,276
*	Q2 Holdings, Inc.	12,456	899
			19,002
	Health Care—15.3%
*	Amicus Therapeutics, Inc.	68,490	975
	Bio-Techne Corp.	31,098	1,829
	Chemed Corp.	3,877	1,659
*	Doximity, Inc.	42,913	1,900
	Embecta Corp.	69,771	829
	Encompass Health Corp.	9,496	1,008
*	GeneDx Holdings Corp.	4,957	645
*	Halozyme Therapeutics, Inc.	16,986	1,143
*	HealthEquity, Inc.	16,978	1,555
*	Integer Holdings Corp.	20,900	1,639
*	Merit Medical Systems, Inc.	17,647	1,555
*	Twist Bioscience Corp.	28,331	899
*	Vericel Corp.	45,767	1,648
*	Waystar Holding Corp.	48,061	1,574
			18,858
	Issuer	Shares	Value
	Common Stocks—(continued)
	Financials—13.4%
*	Baldwin Insurance Group, Inc.	71,200	$1,711
	Banner Corp.	29,619	1,856
	Cadence Bank	25,620	1,098
	Carlyle Group, Inc.	34,384	2,032
	East West Bancorp, Inc.	14,570	1,638
	Everest Group Ltd.†	6,870	2,331
	Marex Group PLC†	36,571	1,403
	Old National Bancorp	93,138	2,078
	Perella Weinberg Partners	45,320	784
	Western Alliance Bancorp	19,083	1,604
			16,535
	Consumer Discretionary—9.0%
*	Bright Horizons Family Solutions, Inc.	9,795	993
*	Champion Homes, Inc.	18,113	1,531
	Garrett Motion, Inc.	80,606	1,405
*	Grand Canyon Education, Inc.	10,005	1,664
*	National Vision Holdings, Inc.	40,099	1,035
	Pool Corp.	5,840	1,336
*	Revolve Group, Inc.	51,284	1,548
*	SharkNinja, Inc.	14,188	1,588
			11,100
	Real Estate—7.2%
	Agree Realty Corp.	15,909	1,146
	Americold Realty Trust, Inc.	62,322	801
	Equity LifeStyle Properties, Inc.	26,906	1,631
	Healthcare Realty Trust, Inc.	97,442	1,652
*	Jones Lang LaSalle Incorporated	5,974	2,010
	Rexford Industrial Realty, Inc.	42,203	1,634
			8,874
	Consumer Staples—4.0%
*	Freshpet, Inc.	14,847	905
	Lancaster Colony Corp.	4,864	800
*	Maplebear Inc.	25,574	1,150
	Primo Brands Corporation	87,545	1,431
*	The Simply Good Foods Company	31,069	624
			4,910
	Materials—3.8%
	Eagle Materials, Inc.	5,502	1,137
	Louisiana-Pacific Corp.	9,172	741
	Quaker Chemical Corporation	9,119	1,252
	Sylvamo Corp.	31,381	1,511
			4,641
	Utilities—3.2%
	IDACORP, Inc.	15,816	2,002
*	Talen Energy Corporation	5,176	1,940
			3,942
	Energy—2.7%
*	Antero Resources Corp.	28,762	991
	Cameco Corp.†	13,981	1,279
	Weatherford International PLC	12,859	1,007
			3,277
	Total Common Stocks—98.9% (cost $110,197)		121,784
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Small-Mid Cap Core Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)

Issuer	Principal Amount	Value
Repurchase Agreements
Fixed Income Clearing Corporation, 1.150% dated 12/31/25, due 01/02/26, repurchase price $1,185, collateralized by U.S. Treasury Bond, 4.625%, due 11/15/2055, valued at $1,208	$1,184	$1,184
Total Repurchase Agreements—1.0% (cost $1,184)		1,184
Total Investments—99.9% (cost $111,381)		122,968
Cash and other assets, less liabilities—0.1%		161
Net Assets—100.0%		$123,129

PLC	Public Limited Company

*	Non-income producing security
†	U.S. listed foreign security
As of December 31, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$121,784	$—	$—	$121,784
Repurchase Agreements	—	1,184	—	1,184
Total Investments in Securities	$121,784	$1,184	$—	$122,968
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Small-Mid Cap Growth Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)

	Issuer	Shares	Value
	Common Stocks
	Health Care—23.8%
*	Amicus Therapeutics, Inc.	1,383,400	$19,700
	Bio-Techne Corp.	260,100	15,296
	Chemed Corp.	39,266	16,800
*	Doximity, Inc.	541,052	23,958
	Encompass Health Corp.	106,517	11,306
*	GeneDx Holdings Corp.	79,718	10,368
*	Glaukos Corporation	124,200	14,023
*	Globus Medical, Inc.	304,595	26,594
*	Halozyme Therapeutics, Inc.	171,500	11,542
*	HealthEquity, Inc.	170,600	15,629
*	Insmed, Inc.	185,951	32,363
*	Inspire Medical Systems, Inc.	119,000	10,975
*	Insulet Corp.	22,165	6,300
*	Krystal Biotech, Inc.	34,907	8,606
*	Madrigal Pharmaceuticals, Inc.	42,000	24,458
*	Penumbra, Inc.	52,700	16,385
*	Twist Bioscience Corp.	557,273	17,677
*	Waystar Holding Corp.	509,885	16,699
			298,679
	Information Technology—22.4%
*	AppFolio, Inc.	72,146	16,785
	Bentley Systems, Incorporated	324,000	12,365
*	Ciena Corporation	131,800	30,824
*	Clearwater Analytics Holdings, Inc.	579,369	13,974
*	Coherent Corp.	103,600	19,121
*	Dynatrace, Inc.	352,686	15,285
*	F5, Inc.	62,644	15,991
*	Guidewire Software, Inc.	54,555	10,966
*	Lattice Semiconductor Corp.	279,385	20,557
*	Manhattan Associates, Inc.	100,500	17,418
*	Novanta, Inc.	81,054	9,645
*	Onto Innovation, Inc.	175,666	27,731
*	Pure Storage, Inc.	453,600	30,396
*	Q2 Holdings, Inc.	269,400	19,440
	Teradyne, Inc.	104,200	20,169
			280,667
	Industrials—21.1%
*	ACV Auctions, Inc.	773,682	6,205
	Advanced Drainage Systems, Inc.	104,700	15,164
	Brink's Co.	132,238	15,436
	BWX Technologies, Inc.	122,849	21,233
	Carpenter Technology Corporation	47,400	14,923
*	Casella Waste Systems, Inc.	131,261	12,856
*	Clean Harbors, Inc.	51,700	12,123
	Curtiss-Wright Corporation	31,700	17,475
	Donaldson Company, Inc.	199,500	17,688
*	ExlService Holdings, Inc.	322,400	13,683
	Lincoln Electric Holdings, Inc.	69,900	16,751
	Mueller Industries, Inc.	222,200	25,508
*	Nextracker Inc.	154,900	13,493
	nVent Electric PLC†	173,200	17,661
*	Parsons Corp.	237,600	14,684
	Regal Rexnord Corp.	80,200	11,254
	Issuer	Shares	Value
	Common Stocks—(continued)
	Industrials—(continued)
	TransUnion	123,700	$10,607
	WillScot Mobile Mini Holdings Corp.	403,100	7,590
			264,334
	Financials—9.5%
*	Baldwin Insurance Group, Inc.	656,710	15,781
	Carlyle Group, Inc.	345,493	20,422
	Evercore Inc.	47,300	16,094
	Everest Group Ltd.†	64,432	21,865
	First Horizon Corporation	812,300	19,414
	TPG, Inc.	218,424	13,944
	Western Alliance Bancorp	130,472	10,969
			118,489
	Consumer Discretionary—8.2%
*	Bright Horizons Family Solutions, Inc.	138,478	14,042
*	Cava Group Inc.	160,700	9,431
	Churchill Downs, Inc.	179,500	20,423
*	National Vision Holdings, Inc.	398,000	10,276
*	Planet Fitness, Inc.	180,000	19,525
	Pool Corp.	59,200	13,542
*	SharkNinja, Inc.	139,800	15,644
			102,883
	Consumer Staples—5.0%
*	BellRing Brands, Inc.	339,300	9,070
*	Freshpet, Inc.	182,979	11,149
	Lancaster Colony Corp.	66,716	10,969
*	Maplebear Inc.	251,226	11,300
	Primo Brands Corporation	1,250,143	20,440
			62,928
	Materials—2.7%
	Eagle Materials, Inc.	66,587	13,762
	Louisiana-Pacific Corp.	94,900	7,664
	Reliance, Inc.	42,000	12,133
			33,559
	Utilities—2.2%
*	Talen Energy Corporation	72,400	27,138
	Energy—1.7%
	Cameco Corp.†	234,688	21,472
	Real Estate—1.1%
	FirstService Corp.	52,035	8,093
	Landbridge Company LLC	105,097	5,149
			13,242
	Total Common Stocks—97.7% (cost $1,038,528)		1,223,391
	Rights
	Health Care—0.0%
*	Abiomed, Inc. **	80,133	—
	Total Rights—0.0% (cost $82)		—
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Small-Mid Cap Growth Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)

Issuer	Principal Amount	Value
Repurchase Agreements
Fixed Income Clearing Corporation, 1.150% dated 12/31/25, due 01/02/26, repurchase price $11,639, collateralized by U.S. Treasury Bond, 4.625%, due 11/15/2055, valued at $11,871	$11,638	$11,638
Total Repurchase Agreements—0.9% (cost $11,638)		11,638
Total Investments—98.6% (cost $1,050,248)		1,235,029
Cash and other assets, less liabilities—1.4%		17,922
Net Assets—100.0%		$1,252,951

PLC	Public Limited Company

*	Non-income producing security
†	U.S. listed foreign security
**	Fair valued pursuant to the Fund's Valuation Procedures. This holding represents 0.00% of the Fund’s net assets at December 31, 2025.
As of December 31, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,223,391	$—	$—	$1,223,391
Repurchase Agreements	—	11,638	—	11,638
Rights	—	—	—	—
Total Investments in Securities	$1,223,391	$11,638	$—	$1,235,029
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Small-Mid Cap Value Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)

	Issuer	Shares	Value
	Common Stocks
	Industrials—28.1%
	ABM Industries, Inc.	584	$25
	Air Lease Corp.	443	28
*	Alaska Air Group, Inc.	865	43
	Albany International Corp.	770	39
	Allegion PLC†	326	52
	Allison Transmission Holdings, Inc.	500	49
	Armstrong World Industries, Inc.	208	40
	Atmus Filtration Technologies Inc.	1,090	57
*	CACI International, Inc.	67	36
	Donaldson Company, Inc.	619	55
	Dover Corporation	248	48
	Genpact Ltd.	936	44
*	Janus International Group, Inc.	4,144	27
	JB Hunt Transport Services, Inc.	252	49
*	Kirby Corporation	469	52
	Knight-Swift Transportation Holdings, Inc.	675	35
	Korn Ferry	645	43
	Matson, Inc.	277	34
	Maximus, Inc.	493	43
*	Modine Manufacturing Co.	326	43
	Rush Enterprises, Inc.	432	23
	Tecnoglass, Inc.	543	27
	Timken Co.	496	42
	TriNet Group, Inc.	638	38
			972
	Financials—18.7%
	American Financial Group, Inc.	285	39
	Ameris Bancorp	684	51
	Carlyle Group, Inc.	997	59
	Columbia Banking System, Inc.	2,119	59
	East West Bancorp, Inc.	432	49
	Eastern Bankshares, Inc.	3,280	60
	Essent Group Ltd.	692	45
	Everest Group Ltd.†	139	47
	Selective Insurance Group, Inc.	554	46
	SouthState Bank Corporation	633	60
	UMB Financial Corporation	342	39
	Webster Financial Corp	744	47
*	WEX, Inc.	292	44
			645
	Information Technology—9.1%
	Avnet, Inc.	853	41
	Belden, Inc.	336	39
*	Diodes, Inc.	667	33
*	Flex Ltd.	949	57
	Jabil, Inc.	118	27
*	Tower Semiconductor Ltd.†	677	80
	Vishay Intertechnology, Inc.	2,556	37
			314
	Health Care—8.8%
	Encompass Health Corp.	308	33
*	Globus Medical, Inc.	659	57
*	Haemonetics Corp.	523	42
*	ICON PLC†	262	48
*	ICU Medical, Inc.	332	47
	Issuer	Shares	Value
	Common Stocks—(continued)
	Health Care—(continued)
	Labcorp Holdings, Inc.	138	$35
*	Lantheus Holdings, Inc.	662	44
			306
	Real Estate—8.2%
	Camden Property Trust	258	28
	Elme Communities	1,820	32
	Four Corners Property Trust, Inc.	1,409	32
	Healthpeak Properties, Inc.	2,099	34
	Host Hotels & Resorts, Inc.	1,937	34
	Kite Realty Group Trust	1,616	39
	Regency Centers Corp.	572	39
	STAG Industrial, Inc.	1,213	45
			283
	Materials—6.9%
*	Axalta Coating Systems Ltd.	1,219	39
	Commercial Metals Co.	838	58
	Crown Holdings, Inc.	383	40
	Royal Gold, Inc.	267	59
	Silgan Holdings, Inc.	1,045	42
			238
	Consumer Discretionary—5.7%
	Brunswick Corp.	481	36
*	Laureate Education, Inc.	1,335	45
	LKQ Corp.	825	25
*	Taylor Morrison Home Corp.	498	29
*	Valvoline Inc.	1,474	43
	Winnebago Industries, Inc.	445	18
			196
	Energy—4.6%
	Expand Energy Corporation	332	37
*	Expro Group Holdings NV	3,358	45
	Matador Resources Co.	623	26
	PBF Energy, Inc.	1,069	29
	Permian Resources Corp.	1,612	23
			160
	Utilities—3.8%
	IDACORP, Inc.	357	45
	NiSource, Inc.	1,070	45
	PPL Corp.	1,151	40
			130
	Consumer Staples—1.8%
	Ingredion, Inc.	242	27
	Molson Coors Beverage Co.	775	36
			63
	Communication Services—1.8%
*	CarGurus, Inc.	947	36
	John Wiley & Sons, Inc.	884	27
			63
	Total Common Stocks—97.5% (cost $3,069)		3,370
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Small-Mid Cap Value Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)

Issuer	Principal Amount	Value
Repurchase Agreements
Fixed Income Clearing Corporation, 1.150% dated 12/31/25, due 01/02/26, repurchase price $124, collateralized by U.S. Treasury Bond, 4.625%, due 11/15/2055, valued at $127	$124	$124
Total Repurchase Agreements—3.6% (cost $124)		124
Total Investments—101.1% (cost $3,193)		3,494
Liabilities, plus cash and other assets—(1.1)%		(37)
Net Assets—100.0%		$3,457

PLC	Public Limited Company

*	Non-income producing security
†	U.S. listed foreign security
As of December 31, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$3,370	$—	$—	$3,370
Repurchase Agreements	—	124	—	124
Total Investments in Securities	$3,370	$124	$—	$3,494
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Small Cap Growth Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)

	Issuer	Shares	Value
	Common Stocks
	Health Care—23.2%
*	Alignment Healthcare, Inc.	775,198	$15,310
*	Doximity, Inc.	283,890	12,571
*	Establishment Labs Holdings, Inc.†	227,340	16,569
*	GeneDx Holdings Corp.	59,275	7,709
*	Glaukos Corporation	97,910	11,055
*	Globus Medical, Inc.	172,533	15,064
*	Halozyme Therapeutics, Inc.	113,690	7,651
*	HealthEquity, Inc.	107,110	9,812
*	Inspire Medical Systems, Inc.	116,968	10,788
*	Krystal Biotech, Inc.	54,540	13,446
*	Madrigal Pharmaceuticals, Inc.	26,288	15,309
*	Merit Medical Systems, Inc.	161,000	14,191
*	Mirum Pharmaceuticals, Inc.	113,223	8,944
*	Procept BioRobotics Corp.	139,970	4,404
*	Quanterix Corporation	687,176	4,370
*	Treace Medical Concepts, Inc.	393,892	965
*	Twist Bioscience Corp.	526,304	16,694
	U.S. Physical Therapy, Inc.	124,662	9,735
*	Veracyte, Inc.	265,613	11,182
*	Vericel Corp.	401,814	14,469
*	Waystar Holding Corp.	287,537	9,417
			229,655
	Information Technology—21.1%
*	Aehr Test Systems	166,683	3,365
*	Agilysys, Inc.	101,530	12,066
*	AppFolio, Inc.	55,530	12,919
*	Clearwater Analytics Holdings, Inc.	413,341	9,970
	Cognex Corp.	354,530	12,756
*	Diebold Nixdorf, Inc.	299,130	20,308
*	i3 Verticals, Inc.	130,778	3,294
*	Impinj, Inc.	71,300	12,407
*	Lattice Semiconductor Corp.	97,910	7,204
*	Lumentum Holdings Inc.	46,990	17,320
*	Novanta, Inc.	119,270	14,192
*	Onto Innovation, Inc.	89,370	14,108
*	OSI Systems, Inc.	32,530	8,297
*	PDF Solutions, Inc.	401,876	11,466
*	Penguin Solutions, Inc.	314,110	6,144
*	Q2 Holdings, Inc.	195,170	14,083
*	Rambus Inc.	106,460	9,783
*	Vertex, Inc.	409,070	8,169
*	Zeta Global Holdings Corp.	510,270	10,384
			208,235
	Industrials—19.9%
*	ACV Auctions, Inc.	1,090,400	8,745
*	Amprius Technologies, Inc.	331,200	2,613
	Argan, Inc.	21,360	6,693
*	Bloom Energy Corporation	120,590	10,478
	Brink's Co.	161,819	18,889
	BWX Technologies, Inc.	57,334	9,910
*	Casella Waste Systems, Inc.	108,098	10,587
*	CECO Environmental Corp.	237,230	14,198
	ESAB Corporation	69,000	7,709
	Flowserve Corp.	181,700	12,606
*	Graham Corporation	100,210	6,436
	Hammond Power Solutions Inc.†	95,745	11,070
	Issuer	Shares	Value
	Common Stocks—(continued)
	Industrials—(continued)
	Helios Technologies, Inc.	197,140	$10,545
*	Mercury Systems, Inc.	204,568	14,936
*	Modine Manufacturing Co.	73,600	9,826
*	Nextracker Inc.	116,310	10,132
	Regal Rexnord Corp.	71,090	9,975
*	Sterling Infrastructure, Inc.	13,800	4,226
	Tecnoglass, Inc.†	106,689	5,369
*	Verra Mobility Corp.	507,449	11,372
			196,315
	Financials—12.5%
*	Baldwin Insurance Group, Inc.	496,501	11,931
	Cadence Bank	306,230	13,119
*	Donnelley Financial Solutions, Inc.	174,470	8,146
	Jefferson Capital, Inc.	499,067	11,149
	Marex Group PLC	326,600	12,528
	Old National Bancorp	699,530	15,606
	OneMain Holdings, Inc.	147,860	9,988
*	Paymentus Holdings, Inc.	171,846	5,429
	Perella Weinberg Partners	500,515	8,659
	StepStone Group, Inc.	225,369	14,462
	Western Alliance Bancorp	143,455	12,060
			123,077
	Consumer Discretionary—9.5%
*	Champion Homes, Inc.	191,029	16,142
	Garrett Motion, Inc.	758,669	13,223
*	Grand Canyon Education, Inc.	77,081	12,819
*	National Vision Holdings, Inc.	335,476	8,662
*	Planet Fitness, Inc.	92,990	10,087
*	Revolve Group, Inc.	336,027	10,145
*	Rush Street Interactive, Inc.	795,800	15,462
	Winmark Corp	17,419	7,054
			93,594
	Materials—4.5%
	Balchem Corp.	100,540	15,419
	Hawkins, Inc.	45,340	6,441
	Quaker Chemical Corporation	78,987	10,846
	U.S. Lime & Minerals, Inc.	96,145	11,512
			44,218
	Consumer Staples—3.8%
*	Freshpet, Inc.	142,060	8,656
	Primo Brands Corporation	757,030	12,377
*	The Simply Good Foods Company	428,130	8,597
*	Vital Farms, Inc.	267,330	8,539
			38,169
	Real Estate—2.1%
	Americold Realty Trust, Inc.	499,100	6,418
	FirstService Corp.	90,457	14,068
			20,486
	Energy—2.0%
*	BKV Corporation	372,960	10,126
	Weatherford International PLC	119,600	9,360
			19,486
	Total Common Stocks—98.6% (cost $859,399)		973,235
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Small Cap Growth Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)
	Issuer	Shares or Principal Amount	Value
	Other Assets
	Health Care—0.0%
*	OmniAb, Inc. 12.50 Earnout (Acquired 11/02/22, Cost $0)**,#	23,037	$—
*	OmniAb, Inc. 15.00 Earnout (Acquired 11/02/22, Cost $0)**,#	23,037	—
			—
	Total Other Assets—0.0% (cost $—)		—

Repurchase Agreements
Fixed Income Clearing Corporation, 1.150% dated 12/31/25, due 01/02/26, repurchase price $14,173, collateralized by U.S. Treasury Inflation – Indexed Bond, 2.125%, due 02/15/2054, valued at $14,455	$14,172	14,172
Total Repurchase Agreements—1.4% (cost $14,172)		14,172
Total Investments—100.0% (cost $873,571)		987,407
Liabilities, plus cash and other assets—(0.0)%		(307)
Net Assets—100.0%		$987,100

PLC	Public Limited Company

*	Non-income producing security
†	U.S. listed foreign security
**	Fair valued pursuant to the Fund's Valuation Procedures. This holding represents 0.00% of the Fund’s net assets at December 31, 2025.
#
Investment in securities not registered under the Securities Act of
1933 (excluding securities acquired pursuant to Rule 144A and
Regulation S). The value of such restricted securities represents
0.00% of the Fund’s net assets at December 31, 2025.

As of December 31, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$973,235	$—	$—	$973,235
Repurchase Agreements	—	14,172	—	14,172
Other Assets	—	—	—	—
Total Investments in Securities	$973,235	$14,172	$—	$987,407
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Small Cap Value Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)

	Issuer	Shares	Value
	Common Stocks
	Financials—25.8%
	Ameris Bancorp	120,491	$8,949
	Atlantic Union Bankshares Corp.	373,781	13,194
	Banc Of California, Inc.	779,913	15,045
	Brightsphere Investment Group, Inc.	85,701	4,028
	Cadence Bank	219,267	9,393
	DigitalBridge Group, Inc.	626,288	9,607
	Eastern Bankshares, Inc.	629,912	11,609
	Enterprise Financial Services Corp.	82,698	4,466
	Essent Group Ltd.	143,341	9,319
	FB Financial Corporation	162,449	9,065
	First Bancorp	127,475	6,474
	First Merchants Corp.	256,584	9,617
	Hancock Whitney Corp.	213,384	13,588
	Live Oak Bancshares, Inc.	235,598	8,093
	Old National Bancorp	601,285	13,415
	Perella Weinberg Partners	484,753	8,386
	Renasant Corporation	318,669	11,224
	Seacoast Banking Corp. of Florida	431,325	13,552
	Selective Insurance Group, Inc.	119,227	9,976
	Stellar Bancorp, Inc.	172,957	5,351
*	Texas Capital Bancshares, Inc.	157,416	14,252
	The Hanover Insurance Group, Inc.	50,118	9,160
	UMB Financial Corporation	75,344	8,668
	WaFd, Inc.	334,931	10,728
			237,159
	Industrials—23.4%
	ABM Industries, Inc.	157,428	6,659
	Air Lease Corp.	46,024	2,956
*	Alaska Air Group, Inc.	176,861	8,896
	Albany International Corp.	161,515	8,189
	Armstrong World Industries, Inc.	40,482	7,736
	Atmus Filtration Technologies Inc.	226,699	11,768
	Brady Corp.	118,343	9,275
*	Centuri Holdings, Inc.	268,965	6,791
	ESCO Technologies, Inc.	32,776	6,404
	Granite Construction, Inc.	71,161	8,208
*	Hayward Holdings, Inc.	612,581	9,464
	Hub Group, Inc.	210,000	8,948
*	Huron Consulting Group, Inc.	65,228	11,279
*	Janus International Group, Inc.	880,143	5,756
*	Kirby Corporation	100,621	11,086
	Knight-Swift Transportation Holdings, Inc.	180,909	9,458
	Korn Ferry	138,224	9,126
	Matson, Inc.	53,764	6,643
	Maximus, Inc.	104,368	9,009
*	Modine Manufacturing Co.	42,798	5,714
*	Openlane, Inc.	171,542	5,108
	Rush Enterprises, Inc.	76,765	4,141
	Tecnoglass, Inc.	116,688	5,872
*	Thermon Group Holdings, Inc.	297,760	11,065
*	Titan Machinery, Inc.	234,047	3,520
	TriNet Group, Inc.	134,516	7,954
*	V2X, Inc.	158,199	8,630
*	Verra Mobility Corp.	269,457	6,038
			215,693
	Issuer	Shares	Value
	Common Stocks—(continued)
	Information Technology—10.1%
*	ADTRAN Holdings, Inc.	831,272	$7,224
	Avnet, Inc.	179,288	8,620
	Belden, Inc.	71,531	8,337
*	Diodes, Inc.	157,411	7,767
*	Extreme Networks, Inc.	497,023	8,275
*	Knowles Corp.	414,179	8,876
	Kulicke & Soffa Industries, Inc.	212,019	9,660
*	Sanmina Corp.	77,017	11,558
*	Tower Semiconductor Ltd.†	126,005	14,795
	Vishay Intertechnology, Inc.	531,175	7,697
			92,809
	Real Estate—8.5%
	CareTrust REIT, Inc.	280,782	10,153
	Elme Communities	487,208	8,477
	Empire State Realty Trust, Inc.	940,572	6,133
	Four Corners Property Trust, Inc.	351,557	8,107
	Kite Realty Group Trust	427,813	10,255
	LXP Industrial Trust	202,859	10,058
	Netstreit Corp.	345,120	6,088
	Sila Realty Trust, Inc.	328,808	7,664
	Sunstone Hotel Investors, Inc.	603,538	5,396
	UMH Properties, Inc.	380,592	6,055
			78,386
	Consumer Discretionary—7.9%
*	El Pollo Loco Holdings, Inc.	106,236	1,111
*	Laureate Education, Inc.	322,561	10,861
	La-Z-Boy, Inc.	242,022	9,020
	Steven Madden Ltd.	220,710	9,190
*	Taylor Morrison Home Corp.	131,815	7,760
*	Tri Pointe Homes, Inc.	287,895	9,060
*	Valvoline Inc.	232,285	6,750
	Winnebago Industries, Inc.	124,746	5,055
	Wyndham Hotels & Resorts, Inc.	94,095	7,110
*	YETI Holdings, Inc.	154,553	6,827
			72,744
	Health Care—4.8%
*	ADMA Biologics, Inc.	299,516	5,463
*	ANI Pharmaceuticals, Inc.	106,421	8,401
*	Haemonetics Corp.	104,782	8,398
*	ICU Medical, Inc.	70,188	10,014
*	Lantheus Holdings, Inc.	174,355	11,603
			43,879
	Materials—4.7%
	Commercial Metals Co.	172,001	11,906
*	Ecovyst, Inc.	916,470	8,917
	Greif, Inc.	95,790	6,485
*	IAMGOLD Corporation†	410,371	6,767
	Silgan Holdings, Inc.	222,449	8,980
			43,055
	Energy—4.4%
*	Expro Group Holdings NV†	710,608	9,486
*	Gulfport Energy Corp.	64,518	13,419
*	Innovex International, Inc.	196,529	4,298
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Small Cap Value Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Energy—(continued)
	Matador Resources Co.	138,777	$5,890
	PBF Energy, Inc.	281,805	7,642
			40,735
	Utilities—4.0%
	IDACORP, Inc.	73,807	9,341
	Northwest Natural Holding Company	193,212	9,031
	Northwestern Energy Group, Inc.	138,604	8,946
	Spire, Inc.	113,825	9,413
			36,731
	Communication Services—1.7%
*	CarGurus, Inc.	188,979	7,247
	John Wiley & Sons, Inc.	265,414	8,130
			15,377
	Consumer Staples—0.8%
*	Central Garden & Pet Co.	121,866	3,557
	Edgewell Personal Care Co.	223,170	3,805
			7,362
	Total Common Stocks—96.1% (cost $746,399)		883,930

Repurchase Agreements
Fixed Income Clearing Corporation, 1.150% dated 12/31/25, due 01/02/26, repurchase price $35,527, collateralized by U.S. Treasury Inflation – Indexed Bonds, 1.375%, 1.500%, 2.125%, due 02/15/2044, 02/15/2053, 02/15/2054, valued at $36,235	$35,525	35,525
Total Repurchase Agreements—3.9% (cost $35,525)		35,525
Total Investments—100.0% (cost $781,924)		919,455
Cash and other assets, less liabilities—0.0%		1
Net Assets—100.0%		$919,456

REIT	Real Estate Investment Trust

*	Non-income producing security
†	U.S. listed foreign security
As of December 31, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$883,930	$—	$—	$883,930
Repurchase Agreements	—	35,525	—	35,525
Total Investments in Securities	$883,930	$35,525	$—	$919,455
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Global Leaders Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)

	Issuer	Shares	Value
	Common Stocks
	Western Hemisphere—60.2%
	United States—60.2%
	Alphabet, Inc.—Class A (Interactive Media & Services)	3,391	$1,062
*	Amazon.com, Inc. (Broadline Retail)	3,012	695
	Apple, Inc. (Technology Hardware, Storage & Peripherals)	1,982	539
	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,279	329
	Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,510	523
	Cencora, Inc. (Health Care Providers & Services)	827	279
	CRH PLC (Construction Materials)	2,308	288
*	DexCom, Inc. (Health Care Equipment & Supplies)	4,158	276
	Eli Lilly & Co. (Pharmaceuticals)	594	638
*	Figure Technology Solutions, Inc. (Consumer Finance)	4,314	176
	Graco, Inc. (Machinery)	1,928	158
	Intercontinental Exchange, Inc. (Capital Markets)	1,129	183
	Intuit, Inc. (Software)	396	262
*	Intuitive Surgical, Inc. (Health Care Equipment & Supplies)	542	307
	JPMorgan Chase & Co. (Banks)	842	271
	Mastercard, Inc. (Financial Services)	972	555
	Meta Platforms, Inc. (Interactive Media & Services)	858	566
	Microsoft Corp. (Software)	1,683	814
*	Netflix, Inc. (Entertainment)	1,679	158
*	Novanta, Inc. (Electronic Equipment, Instruments & Components)	862	103
	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	6,044	1,127
	Progressive Corp. (Insurance)	1,099	250
*	ServiceNow, Inc. (Software)	1,353	207
	TKO Group Holdings, Inc. (Entertainment)	929	194
*	Uber Technologies, Inc. (Road & Rail)	1,921	157
	UnitedHealth Group, Inc. (Health Care Providers & Services)	747	247
	Issuer	Shares	Value
	Common Stocks—(continued)
	Western Hemisphere—(continued)
	United States—(continued)
*	Vertex Pharmaceuticals, Inc. (Biotechnology)	828	$375
	Walmart, Inc. (Consumer Staples Distribution & Retail)	1,168	130
	Total Western Hemisphere		10,869
	Europe Ex-U.K.—19.8%
	Austria—1.3%
	Erste Group Bank AG (Banks)	1,999	242
	France—6.5%
	Airbus SE (Aerospace & Defense)	1,212	283
	Hermes International SCA (Textiles, Apparel & Luxury Goods)	110	274
	Schneider Electric SE (Electrical Equipment)	615	170
	TotalEnergies SE (Oil, Gas & Consumable Fuels)	6,706	438
			1,165
	Germany—2.3%
	Heidelberg Materials AG (Construction Materials)	467	122
	MTU Aero Engines AG (Aerospace & Defense)	317	132
	Rheinmetall AG (Aerospace & Defense)	86	158
			412
	Ireland—1.0%
	Linde PLC† (Chemicals)	421	179
	Israel—0.5%
*	Oddity Tech Ltd (Personal Care Products)	2,428	98
	Italy—1.1%
	Ferrari NV† (Automobiles)	552	204
	Luxembourg—1.0%
	CVC Capital Partners PLC (Capital Markets)	10,330	174
	Netherlands—1.4%
*	argenx SE—ADR (Biotechnology)	307	258
	Spain—3.0%
	Banco Bilbao Vizcaya Argentaria S.A. (Banks)	14,213	335
	Iberdrola, S.A. (Electric Utilities)	9,447	205
			540
	Sweden—0.7%
*	Spotify Technology S.A. (Entertainment)	207	120
	Switzerland—1.0%
	Galderma Group AG (Pharmaceuticals)	920	188
	Total Europe Ex-U.K.		3,580
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Global Leaders Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—11.0%
	China—3.1%
	Tencent Holdings Ltd. (Interactive Media & Services)	7,200	$554
	India—1.5%
	HDFC Bank Ltd.—ADR (Banks)	7,708	281
	Indonesia—1.1%
*	Sea Ltd.—ADR (Entertainment)	1,503	192
	South Korea—1.7%
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	697	315
	Taiwan—3.6%
	Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & Semiconductor Equipment)	2,151	654
	Total Emerging Asia		1,996
	United Kingdom—6.0%
	3i Group PLC (Capital Markets)	4,985	219
	BAE Systems PLC (Aerospace & Defense)	8,460	196
	British American Tobacco P.L.C. (Tobacco)	3,917	223
	Experian PLC (Professional Services)	3,611	164
	Halma PLC (Electronic Equipment, Instruments & Components)	1,850	88
	London Stock Exchange Group PLC (Capital Markets)	1,553	187
	Total United Kingdom		1,077
	Japan—1.5%
	Hitachi, Ltd. (Industrial Conglomerates)	5,000	156
	Sumitomo Mitsui Financial Group, Inc. (Banks)	3,500	113
	Total Japan		269
	Asia Ex-Japan—0.4%
	Australia—0.4%
	Pro Medicus Ltd. (Health Care Technology)	536	79
	Total Common Stocks—98.9% (cost $14,868)		17,870
	Total Investments—98.9% (cost $14,868)		17,870
	Cash and other assets, less liabilities—1.1%		191
	Net Assets—100.0%		$18,061

ADR	American Depositary Receipt
PLC	Public Limited Company

*	Non-income producing security
†	U.S. listed foreign security
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Global Leaders Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)
As of December 31, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$17,870	$—	$—	$17,870
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

International Leaders Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)

	Issuer	Shares	Value
	Common Stocks
	Europe Ex-U.K.—32.8%
	Belgium—1.7%
	UCB SA (Pharmaceuticals)	66,271	$18,583
	France—3.0%
	Safran SA (Aerospace & Defense)	61,780	21,593
	Vinci SA (Construction & Engineering)	80,536	11,362
			32,955
	Germany—4.9%
	Heidelberg Materials AG (Construction Materials)	104,695	27,437
	Rheinmetall AG (Aerospace & Defense)	8,283	15,195
	SAP SE (Software)	47,241	11,567
			54,199
	Italy—6.8%
	Enel SpA (Electric Utilities)	2,265,588	23,635
	Ferrari NV† (Automobiles)	26,932	9,953
	Prysmian S.p.A. (Electrical Equipment)	224,666	22,807
	UniCredit S.p.A. (Banks)	216,322	18,029
			74,424
	Netherlands—3.6%
*	argenx SE—ADR (Biotechnology)	17,395	14,629
	ASML Holding NV (Semiconductors & Semiconductor Equipment)	22,677	24,555
			39,184
	Spain—4.7%
	Banco Bilbao Vizcaya Argentaria S.A. (Banks)	1,207,285	28,447
	Iberdrola, S.A. (Electric Utilities)	1,059,875	22,999
			51,446
	Sweden—0.8%
*	Spotify Technology S.A. (Entertainment)	15,842	9,200
	Switzerland—7.3%
	ABB Ltd. (Electrical Equipment)	253,008	18,916
	Galderma Group AG (Pharmaceuticals)	75,178	15,385
	Lonza Group AG (Life Sciences Tools & Services)	23,834	16,182
	Sandoz Group AG (Pharmaceuticals)	396,396	28,945
			79,428
	Total Europe Ex-U.K.		359,419
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—29.0%
	China—5.7%
	NetEase, Inc. (Entertainment)	349,800	$9,645
	Tencent Holdings Ltd. (Interactive Media & Services)	457,900	35,243
	Trip.com Group Ltd. (Hotels, Restaurants & Leisure)	242,300	17,248
			62,136
	India—4.3%
	Bharat Electronics Ltd. (Aerospace & Defense)	2,995,136	13,303
	Bharti Airtel Ltd. (Wireless Telecommunication Services)	850,535	19,939
	ICICI Bank Ltd. (Banks)	930,325	13,901
			47,143
	Indonesia—1.6%
*	Sea Ltd.—ADR (Entertainment)	138,641	17,686
	South Korea—7.4%
	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	448,854	37,359
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	96,000	43,383
			80,742
	Taiwan—10.0%
	Accton Technology Corp. (Communications Equipment)	525,000	19,800
	Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	4,819,000	35,352
	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,114,000	54,955
			110,107
	Total Emerging Asia		317,814
	Japan—11.4%
	ASICS Corporation (Textiles, Apparel & Luxury Goods)	630,000	15,102
	Fujikura Ltd. (Electrical Equipment)	217,500	24,216
	Hitachi, Ltd. (Industrial Conglomerates)	768,300	24,044
	IHI Corporation (Machinery)	1,332,400	23,430
	NEC Corporation (IT Services)	447,200	15,160
	Sumitomo Mitsui Financial Group, Inc. (Banks)	704,400	22,669
	Total Japan		124,621
	United Kingdom—11.2%
	3i Group PLC (Capital Markets)	433,033	19,046
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

International Leaders Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)
	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—(continued)
	AstraZeneca PLC (Pharmaceuticals)	128,522	$23,890
	BAE Systems PLC (Aerospace & Defense)	680,713	15,727
	Barclays PLC (Banks)	4,027,599	25,839
	Diploma PLC (Trading Companies & Distributors)	110,617	7,895
	Halma PLC (Electronic Equipment, Instruments & Components)	363,248	17,324
	London Stock Exchange Group PLC (Capital Markets)	107,773	13,005
	Total United Kingdom		122,726
	Western Hemisphere—6.1%
	Canada—6.1%
	Brookfield Asset Management Ltd. (Capital Markets)	253,612	13,287
	Dollarama, Inc. (Broadline Retail)	133,972	20,023
	Intact Financial Corp. (Insurance)	95,854	19,955
	Lundin Gold Inc. (Metals & Mining)	160,624	13,343
	Total Western Hemisphere		66,608
	Asia Ex-Japan—5.0%
	Australia—0.4%
	Pro Medicus Ltd. (Health Care Technology)	29,801	4,393
	Hong Kong—3.6%
	AIA Group Ltd. (Insurance)	2,175,200	22,331
	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	332,400	17,409
			39,740
	Singapore—1.0%
	Singapore Telecommunications Limited (Diversified Telecommunication Services)	2,951,700	10,448
	Total Asia Ex-Japan		54,581
	Emerging Latin America—4.7%
	Brazil—3.1%
*	MercadoLibre, Inc. (Broadline Retail)	7,719	15,548
*	NU Holdings Ltd. (Banks)	1,098,845	18,395
			33,943
	Chile—0.5%
	Antofagasta PLC (Metals & Mining)	128,178	5,665
	Peru—1.1%
	Credicorp Ltd. (Banks)	41,293	11,851
	Total Emerging Latin America		51,459
Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Europe, Mid-East, Africa—0.9%
United Arab Emirates—0.9%
Emaar Properties PJSC (Real Estate Management & Development)	2,725,479	$10,426
Total Common Stocks—101.1% (cost $849,578)		1,107,654

Repurchase Agreements
Fixed Income Clearing Corporation, 1.150% dated 12/31/25, due 01/02/26, repurchase price $3,125, collateralized by U.S. Treasury Bond, 4.625%, due 11/15/2055, valued at $3,187	$3,124	3,124
Total Repurchase Agreements—0.3% (cost $3,124)		3,124
Total Investments—101.4% (cost $852,702)		1,110,778
Liabilities, plus cash and other assets—(1.4)%		(15,457)
Net Assets—100.0%		$1,095,321

ADR	American Depositary Receipt
PLC	Public Limited Company

†	U.S. listed foreign security
*	Non-income producing security
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

International Leaders Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)
As of December 31, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,107,654	$—	$—	$1,107,654
Repurchase Agreements	—	3,124	—	3,124
Total Investments in Securities	$1,107,654	$3,124	$—	$1,110,778
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

International Growth Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)

Issuer	Shares	Value
Common Stocks
Europe Ex-U.K.—36.3%
Austria—1.3%
BAWAG Group AG (Banks)	35,498	$5,382
Erste Group Bank AG (Banks)	77,884	9,418
		14,800
Belgium—1.0%
D'ieteren Group (Distributors)	11,503	2,081
UCB SA (Pharmaceuticals)	30,183	8,463
		10,544
Denmark—1.3%
DSV AS (Air Freight & Logistics)	40,611	10,319
Novonesis Novozymes B (Chemicals)	70,815	4,544
		14,863
Finland—0.6%
Metso OYJ (Machinery)	290,783	5,119
Valmet OYJ (Machinery)	47,486	1,581
		6,700
France—5.5%
Airbus SE (Aerospace & Defense)	35,390	8,251
Compagnie de Saint-Gobain (Building Products)	67,261	6,874
Hermes International SCA (Textiles, Apparel & Luxury Goods)	3,397	8,471
Legrand (Electrical Equipment)	50,473	7,548
Safran SA (Aerospace & Defense)	34,803	12,164
Sartorius Stedim Biotech S.A. (Life Sciences Tools & Services)	27,406	6,763
Schneider Electric SE (Electrical Equipment)	33,573	9,268
VusionGroup (Electronic Equipment, Instruments & Components)	10,537	2,529
		61,868
Germany—5.3%
Allianz SE (Insurance)	19,683	9,033
CTS Eventim AG & Co. KGaA (Entertainment)	60,261	5,559
flatexDEGIRO AG (Capital Markets)	63,134	2,726
Heidelberg Materials AG (Construction Materials)	32,941	8,633
MTU Aero Engines AG (Aerospace & Defense)	22,613	9,442
RENK Group AG (Machinery)	35,231	2,220
Rheinmetall AG (Aerospace & Defense)	2,937	5,388
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Germany—(continued)
	SAP SE (Software)	41,001	$10,039
*	Siemens Energy AG (Electrical Equipment)	47,186	6,676
			59,716
	Ireland—1.9%
	AIB Group PLC (Banks)	783,437	8,470
	Kingspan Group PLC (Building Products)	68,163	5,940
	Linde PLC† (Chemicals)	16,794	7,161
			21,571
	Italy—4.5%
	Azimut Holding SpA (Capital Markets)	84,433	3,546
	Brunello Cucinelli SpA (Textiles, Apparel & Luxury Goods)	34,325	3,970
	Enel SpA (Electric Utilities)	560,895	5,852
	Intesa Sanpaolo S.p.A (Banks)	1,506,422	10,482
	Italgas S.p.A. (Gas Utilities)	491,556	5,497
	Lottomatica Group S.p.A. (Hotels, Restaurants & Leisure)	98,466	2,592
	Saipem S.p.A. (Energy Equipment & Services)	994,510	2,834
	UniCredit S.p.A. (Banks)	179,946	14,998
			49,771
	Luxembourg—0.4%
	CVC Capital Partners PLC (Capital Markets)	272,389	4,578
	Netherlands—4.8%
*	argenx SE—ADR (Biotechnology)	10,681	8,982
	ASM International N.V. (Semiconductors & Semiconductor Equipment)	14,180	8,626
	ASML Holding NV (Semiconductors & Semiconductor Equipment)	23,480	25,425
	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	38,980	6,127
	Euronext NV (Capital Markets)	31,578	4,750
			53,910
	Norway—0.4%
	Gjensidige Forsikring ASA (Insurance)	63,841	1,913
	Telenor ASA (Diversified Telecommunication Services)	205,323	2,988
			4,901
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

International Growth Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Spain—2.9%
	Banco Bilbao Vizcaya Argentaria S.A. (Banks)	610,484	$14,385
	Bankinter SA (Banks)	297,603	4,951
	Iberdrola, S.A. (Electric Utilities)	599,193	13,002
			32,338
	Sweden—2.2%
	Atlas Copco AB (Machinery)	455,990	8,225
	Beijer Ref AB (Trading Companies & Distributors)	347,839	5,633
	Indutrade AB (Machinery)	76,409	1,995
*	Spotify Technology S.A. (Entertainment)	12,282	7,132
	Sweco AB (Construction & Engineering)	79,177	1,298
			24,283
	Switzerland—4.2%
	Galderma Group AG (Pharmaceuticals)	41,558	8,505
	Galenica AG (Health Care Providers & Services)	28,705	3,540
	Garrett Motion, Inc. (Auto Components)	209,249	3,647
	Lonza Group AG (Life Sciences Tools & Services)	21,325	14,479
	Sandoz Group AG (Pharmaceuticals)	152,033	11,102
*	Sportradar Group AG (Hotels, Restaurants & Leisure)	71,408	1,697
	VAT Group AG (Machinery)	8,270	4,029
			46,999
	Total Europe Ex-U.K.		406,842
	Emerging Asia—24.7%
	China—5.5%
	Airtac International Group (Machinery)	61,713	1,827
	Alibaba Group Holding Ltd. (Broadline Retail)	889,200	16,315
	Fuyao Glass Industry Group Co. Ltd. (Auto Components)	336,610	3,125
	Geely Automobile Holdings Limited (Automobiles)	2,202,000	5,065
	Tencent Holdings Ltd. (Interactive Media & Services)	427,700	32,918
	Tencent Music Entertainment Group—ADR (Entertainment)	128,848	2,259
			61,509
	India—5.9%
	Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	19,585	1,534
	Bajaj Finance Limited (Consumer Finance)	480,571	5,275
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—(continued)
	Bharat Electronics Ltd. (Aerospace & Defense)	746,269	$3,315
	Bharti Airtel Ltd. (Wireless Telecommunication Services)	419,914	9,844
	Dixon Technologies India Ltd. (Household Durables)	13,303	1,785
	Eicher Motors Limited (Automobiles)	71,262	5,799
	HDFC Bank Ltd. (Banks)	744,068	8,220
	Hindustan Aeronautics Ltd. (Aerospace & Defense)	61,663	3,009
	ICICI Bank Ltd. (Banks)	516,737	7,721
	Indian Hotels Co. Ltd. (Hotels, Restaurants & Leisure)	333,635	2,737
	Macrotech Developers Ltd. (Real Estate Management & Development)	154,159	1,820
	Mahindra & Mahindra Ltd. (Automobiles)	135,562	5,605
	Maruti Suzuki India Limited (Automobiles)	24,395	4,529
	Max Healthcare Institute Ltd. (Health Care Providers & Services)	194,020	2,256
*	Zomato Ltd. (Hotels, Restaurants & Leisure)	772,702	2,390
			65,839
	Indonesia—1.1%
	Bank Central Asia Tbk. PT (Banks)	16,275,900	7,882
*	Grab Holdings Limited (Road & Rail)	839,516	4,189
			12,071
	South Korea—4.3%
	HD Hyundai Co.,Ltd. (Oil, Gas & Consumable Fuels)	33,176	4,341
	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	197,572	16,444
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	52,478	23,715
*	WuXi Biologics (Cayman) Inc. (Life Sciences Tools & Services)	946,000	3,822
			48,322
	Taiwan—7.5%
	Accton Technology Corp. (Communications Equipment)	195,000	7,354
	Asia Vital Components Co. Ltd. (Technology Hardware, Storage & Peripherals)	96,000	4,614
	Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	2,305,000	16,909
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

International Growth Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Taiwan—(continued)
	King Slide Works Co., Ltd. (Technology Hardware, Storage & Peripherals)	22,000	$2,626
	Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & Semiconductor Equipment)	174,908	53,153
			84,656
	Thailand—0.4%
*	Fabrinet (Electronic Equipment, Instruments & Components)	10,774	4,905
	Total Emerging Asia		277,302
	Japan—11.8%
	Asahi Intecc Co., Ltd. (Health Care Equipment & Supplies)	144,300	2,706
	ASICS Corporation (Textiles, Apparel & Luxury Goods)	229,800	5,509
	BayCurrent Consulting, Inc. (Professional Services)	51,700	2,145
	Bridgestone Corporation (Auto Components)	188,000	4,218
	Daifuku Co. Ltd. (Machinery)	207,700	6,534
	Disco Corp. (Semiconductors & Semiconductor Equipment)	24,100	7,411
	Hoya Corp. (Health Care Equipment & Supplies)	72,700	10,993
	Ibiden Co., Ltd. (Electronic Equipment, Instruments & Components)	143,200	6,153
	IHI Corporation (Machinery)	628,600	11,054
	Internet Initiative Japan, Inc. (Diversified Telecommunication Services)	92,800	1,638
	Japan Elevator Service Holdings Co. Ltd. (Commercial Services & Supplies)	172,600	1,916
	Keyence Corp. (Electronic Equipment, Instruments & Components)	18,900	6,839
	Kurita Water Industries Ltd. (Machinery)	45,300	1,836
	MatsukiyoCocokara & Co. (Consumer Staples Distribution & Retail)	148,500	2,571
	MonotaRO Co. Ltd. (Trading Companies & Distributors)	267,600	4,272
	NEC Corporation (IT Services)	164,800	5,587
	Nomura Research Institute Ltd. (IT Services)	79,000	3,037
	Organo Corporation (Machinery)	26,400	2,183
	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—(continued)
	Pan Pacific International Holdings Corp. (Broadline Retail)	557,700	$3,319
*	Rakuten Bank Ltd. (Banks)	65,200	2,877
	Sanwa Holdings Corporation (Building Products)	115,100	2,997
	Sumitomo Electric Industries, Ltd. (Auto Components)	220,400	8,900
	Sumitomo Mitsui Financial Group, Inc. (Banks)	431,900	13,899
	Tokio Marine Holdings, Inc. (Insurance)	375,800	13,956
	Total Japan		132,550
	United Kingdom—11.2%
	3i Group PLC (Capital Markets)	200,559	8,821
	Allfunds Group PLC (Capital Markets)	306,371	2,897
	AstraZeneca PLC (Pharmaceuticals)	110,302	20,503
	BAE Systems PLC (Aerospace & Defense)	458,948	10,603
	Barclays PLC (Banks)	1,591,350	10,209
	Beazley PLC (Insurance)	404,190	4,533
	BT Group PLC (Diversified Telecommunication Services)	1,933,063	4,796
	Coca-Cola Europacific Partners PLC (Beverages)	56,932	5,164
	Compass Group PLC (Hotels, Restaurants & Leisure)	253,197	8,068
	Diploma PLC (Trading Companies & Distributors)	114,317	8,159
	Halma PLC (Electronic Equipment, Instruments & Components)	223,056	10,638
	Hill & Smith PLC (Metals & Mining)	50,050	1,444
	London Stock Exchange Group PLC (Capital Markets)	106,346	12,833
	Rotork PLC (Machinery)	618,309	2,712
	Softcat PLC (IT Services)	87,268	1,667
	Spirax-Sarco Engineering PLC (Machinery)	25,282	2,324
	Unilever PLC (Personal Care Products)	99,446	6,514
	Weir Group PLC (Machinery)	94,375	3,621
	Total United Kingdom		125,506
	Emerging Latin America—4.5%
	Brazil—3.2%
*	Banco BTG Pactual SA (Capital Markets)	825,200	7,918
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

International Growth Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—(continued)
	Brazil—(continued)
	Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP (Water Utilities)	142,226	$3,462
	Embraer S.A. (Aerospace & Defense)	183,600	2,969
	Itau Unibanco Holding SA—ADR (Banks)	994,071	7,117
*	MercadoLibre, Inc. (Broadline Retail)	3,149	6,343
*	NU Holdings Ltd. (Banks)	364,143	6,096
	XP Inc. (Capital Markets)	99,756	1,633
			35,538
	Chile—0.5%
	Antofagasta PLC (Metals & Mining)	130,456	5,766
	Mexico—0.5%
	Arca Continental S.A.B. de C.V. (Beverages)	142,400	1,538
	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Transportation Infrastructure)	129,700	1,761
	Grupo Aeroportuario del Sureste S.A.B. de C.V.—ADR (Transportation Infrastructure)	6,668	2,156
			5,455
	Peru—0.3%
	Credicorp Ltd.† (Banks)	11,870	3,407
	Total Emerging Latin America		50,166
	Western Hemisphere—4.1%
	Bermuda—0.6%
*	Arch Capital Group Ltd.† (Insurance)	73,801	7,079
	Canada—3.5%
	Boyd Group Services, Inc. (Commercial Services & Supplies)	8,347	1,330
	Intact Financial Corp. (Insurance)	54,436	11,332
*	K92 Mining Inc. (Metals & Mining)	173,324	2,865
	Lundin Gold Inc. (Metals & Mining)	100,498	8,348
*	MDA Space Ltd. (Aerospace & Defense)	62,850	1,220
	Toromont Industries Ltd. (Trading Companies & Distributors)	55,362	6,698
	WSP Global Inc. (Construction & Engineering)	40,927	7,410
			39,203
	Total Western Hemisphere		46,282
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—3.4%
	South Africa—2.4%
	Bid Corp. Ltd. (Consumer Staples Distribution & Retail)	156,094	$3,976
	Capitec Bank Holdings Ltd. (Banks)	13,531	3,396
	Clicks Group Ltd. (Consumer Staples Distribution & Retail)	80,182	1,630
	FirstRand Limited (Financial Services)	984,840	5,397
	Gold Fields Limited (Metals & Mining)	184,591	8,089
	MTN Group Limited (Wireless Telecommunication Services)	402,318	4,118
			26,606
	United Arab Emirates—1.0%
	Aldar Properties PJSC (Real Estate Management & Development)	674,340	1,597
	Emaar Development PJSC (Real Estate Management & Development)	531,205	2,191
	Emaar Properties PJSC (Real Estate Management & Development)	1,062,409	4,064
	Emirates NBD Bank PJSC (Banks)	517,274	3,923
			11,775
	Total Emerging Europe, Mid-East, Africa		38,381
	Asia Ex-Japan—2.8%
	Australia—1.0%
*	Capricorn Metals Ltd (Metals & Mining)	293,128	2,813
	Pro Medicus Ltd. (Health Care Technology)	15,971	2,354
	QBE Insurance Group Limited (Insurance)	235,614	3,127
	Steadfast Group Ltd. (Insurance)	649,254	2,288
			10,582
	Hong Kong—1.5%
	AIA Group Ltd. (Insurance)	806,800	8,283
	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	158,400	8,296
			16,579
	Singapore—0.3%
	DBS Group Holdings Ltd. (Banks)	85,010	3,727
	Total Asia Ex-Japan		30,888
	Total Common Stocks—98.8% (cost $826,932)		1,107,917
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

International Growth Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)

Issuer	Principal Amount	Value
Repurchase Agreements
Fixed Income Clearing Corporation, 1.150% dated 12/31/25, due 01/02/26, repurchase price $17,094, collateralized by U.S. Treasury Inflation – Indexed Bond, 1.375%, due 02/15/2044, and U.S. Treasury Bond, 4.750%, due 02/15/2041, valued at $17,435	$17,093	$17,093
Total Repurchase Agreements—1.5% (cost $17,093)		17,093
Total Investments—100.3% (cost $844,025)		1,125,010
Liabilities, plus cash and other assets—(0.3)%		(3,785)
Net Assets—100.0%		$1,121,225

ADR	American Depositary Receipt
PLC	Public Limited Company

*	Non-income producing security
†	U.S. listed foreign security
As of December 31, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,103,012	$4,905	$—	$1,107,917
Repurchase Agreements	—	17,093	—	17,093
Total Investments in Securities	$1,103,012	$21,998	$—	$1,125,010
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Institutional International Growth Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)

Issuer	Shares	Value
Common Stocks
Europe Ex-U.K.—36.2%
Austria—1.3%
BAWAG Group AG (Banks)	26,382	$3,999
Erste Group Bank AG (Banks)	57,884	7,000
		10,999
Belgium—1.0%
D'ieteren Group (Distributors)	8,549	1,546
UCB SA (Pharmaceuticals)	22,432	6,290
		7,836
Denmark—1.3%
DSV AS (Air Freight & Logistics)	30,183	7,670
Novonesis Novozymes B (Chemicals)	52,630	3,377
		11,047
Finland—0.6%
Metso OYJ (Machinery)	216,112	3,804
Valmet OYJ (Machinery)	35,292	1,175
		4,979
France—5.5%
Airbus SE (Aerospace & Defense)	26,302	6,132
Compagnie de Saint-Gobain (Building Products)	49,989	5,109
Hermes International SCA (Textiles, Apparel & Luxury Goods)	2,525	6,297
Legrand (Electrical Equipment)	37,512	5,610
Safran SA (Aerospace & Defense)	25,866	9,040
Sartorius Stedim Biotech S.A. (Life Sciences Tools & Services)	20,368	5,027
Schneider Electric SE (Electrical Equipment)	24,952	6,888
VusionGroup (Electronic Equipment, Instruments & Components)	7,831	1,879
		45,982
Germany—5.3%
Allianz SE (Insurance)	14,628	6,713
CTS Eventim AG & Co. KGaA (Entertainment)	44,787	4,132
flatexDEGIRO AG (Capital Markets)	46,921	2,026
Heidelberg Materials AG (Construction Materials)	24,482	6,416
MTU Aero Engines AG (Aerospace & Defense)	16,806	7,017
RENK Group AG (Machinery)	26,184	1,650
Rheinmetall AG (Aerospace & Defense)	2,183	4,005
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Germany—(continued)
	SAP SE (Software)	30,472	$7,461
*	Siemens Energy AG (Electrical Equipment)	35,069	4,962
			44,382
	Ireland—1.9%
	AIB Group PLC (Banks)	582,258	6,295
	Kingspan Group PLC (Building Products)	50,659	4,415
	Linde PLC† (Chemicals)	12,482	5,322
			16,032
	Italy—4.4%
	Azimut Holding SpA (Capital Markets)	62,751	2,636
	Brunello Cucinelli SpA (Textiles, Apparel & Luxury Goods)	25,510	2,951
	Enel SpA (Electric Utilities)	416,862	4,349
	Intesa Sanpaolo S.p.A (Banks)	1,119,586	7,791
	Italgas S.p.A. (Gas Utilities)	365,328	4,085
	Lottomatica Group S.p.A. (Hotels, Restaurants & Leisure)	73,181	1,926
	Saipem S.p.A. (Energy Equipment & Services)	739,129	2,106
	UniCredit S.p.A. (Banks)	133,737	11,146
			36,990
	Luxembourg—0.4%
	CVC Capital Partners PLC (Capital Markets)	202,442	3,402
	Netherlands—4.8%
*	argenx SE—ADR (Biotechnology)	7,938	6,676
	ASM International N.V. (Semiconductors & Semiconductor Equipment)	10,538	6,410
	ASML Holding NV (Semiconductors & Semiconductor Equipment)	17,450	18,895
	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	28,970	4,554
	Euronext NV (Capital Markets)	23,469	3,530
			40,065
	Norway—0.4%
	Gjensidige Forsikring ASA (Insurance)	47,447	1,421
	Telenor ASA (Diversified Telecommunication Services)	152,598	2,221
			3,642
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Institutional International Growth Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Spain—2.9%
	Banco Bilbao Vizcaya Argentaria S.A. (Banks)	453,717	$10,691
	Bankinter SA (Banks)	221,181	3,679
	Iberdrola, S.A. (Electric Utilities)	445,325	9,664
			24,034
	Sweden—2.2%
	Atlas Copco AB (Machinery)	338,895	6,112
	Beijer Ref AB (Trading Companies & Distributors)	258,517	4,187
	Indutrade AB (Machinery)	56,788	1,483
*	Spotify Technology S.A. (Entertainment)	9,128	5,301
	Sweco AB (Construction & Engineering)	58,845	964
			18,047
	Switzerland—4.2%
	Galderma Group AG (Pharmaceuticals)	30,886	6,321
	Galenica AG (Health Care Providers & Services)	21,334	2,631
	Garrett Motion, Inc. (Auto Components)	155,516	2,711
	Lonza Group AG (Life Sciences Tools & Services)	15,849	10,761
	Sandoz Group AG (Pharmaceuticals)	112,992	8,251
*	Sportradar Group AG (Hotels, Restaurants & Leisure)	53,071	1,261
	VAT Group AG (Machinery)	6,146	2,994
			34,930
	Total Europe Ex-U.K.		302,367
	Emerging Asia—24.7%
	China—5.5%
	Airtac International Group (Machinery)	46,204	1,368
	Alibaba Group Holding Ltd. (Broadline Retail)	660,900	12,126
	Fuyao Glass Industry Group Co. Ltd. (Auto Components)	250,200	2,323
	Geely Automobile Holdings Limited (Automobiles)	1,637,000	3,765
	Tencent Holdings Ltd. (Interactive Media & Services)	317,900	24,467
	Tencent Music Entertainment Group—ADR (Entertainment)	95,761	1,679
			45,728
	India—5.9%
	Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	14,556	1,140
	Bajaj Finance Limited (Consumer Finance)	357,165	3,920
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—(continued)
	Bharat Electronics Ltd. (Aerospace & Defense)	554,633	$2,463
	Bharti Airtel Ltd. (Wireless Telecommunication Services)	312,084	7,316
	Dixon Technologies India Ltd. (Household Durables)	9,887	1,327
	Eicher Motors Limited (Automobiles)	52,963	4,310
	HDFC Bank Ltd. (Banks)	552,998	6,109
	Hindustan Aeronautics Ltd. (Aerospace & Defense)	45,829	2,236
	ICICI Bank Ltd. (Banks)	384,043	5,738
	Indian Hotels Co. Ltd. (Hotels, Restaurants & Leisure)	247,960	2,035
	Macrotech Developers Ltd. (Real Estate Management & Development)	114,572	1,353
	Mahindra & Mahindra Ltd. (Automobiles)	100,751	4,165
	Maruti Suzuki India Limited (Automobiles)	18,130	3,366
	Max Healthcare Institute Ltd. (Health Care Providers & Services)	144,198	1,677
*	Zomato Ltd. (Hotels, Restaurants & Leisure)	574,279	1,777
			48,932
	Indonesia—1.1%
	Bank Central Asia Tbk. PT (Banks)	12,096,330	5,858
*	Grab Holdings Limited (Road & Rail)	623,936	3,113
			8,971
	South Korea—4.3%
	HD Hyundai Co.,Ltd. (Oil, Gas & Consumable Fuels)	24,657	3,226
	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	146,837	12,222
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	39,002	17,625
*	WuXi Biologics (Cayman) Inc. (Life Sciences Tools & Services)	703,000	2,840
			35,913
	Taiwan—7.5%
	Accton Technology Corp. (Communications Equipment)	145,000	5,469
	Asia Vital Components Co. Ltd. (Technology Hardware, Storage & Peripherals)	72,000	3,460
	Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	1,713,000	12,566
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Institutional International Growth Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Taiwan—(continued)
	King Slide Works Co., Ltd. (Technology Hardware, Storage & Peripherals)	16,000	$1,910
	Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & Semiconductor Equipment)	129,993	39,504
			62,909
	Thailand—0.4%
*	Fabrinet (Electronic Equipment, Instruments & Components)	8,007	3,646
	Total Emerging Asia		206,099
	Japan—11.8%
	Asahi Intecc Co., Ltd. (Health Care Equipment & Supplies)	107,300	2,012
	ASICS Corporation (Textiles, Apparel & Luxury Goods)	170,800	4,094
	BayCurrent Consulting, Inc. (Professional Services)	38,400	1,594
	Bridgestone Corporation (Auto Components)	139,800	3,136
	Daifuku Co. Ltd. (Machinery)	154,400	4,858
	Disco Corp. (Semiconductors & Semiconductor Equipment)	17,900	5,505
	Hoya Corp. (Health Care Equipment & Supplies)	54,000	8,165
	Ibiden Co., Ltd. (Electronic Equipment, Instruments & Components)	106,400	4,572
	IHI Corporation (Machinery)	467,200	8,216
	Internet Initiative Japan, Inc. (Diversified Telecommunication Services)	68,900	1,216
	Japan Elevator Service Holdings Co. Ltd. (Commercial Services & Supplies)	128,300	1,424
	Keyence Corp. (Electronic Equipment, Instruments & Components)	14,100	5,102
	Kurita Water Industries Ltd. (Machinery)	33,700	1,366
	MatsukiyoCocokara & Co. (Consumer Staples Distribution & Retail)	110,400	1,911
	MonotaRO Co. Ltd. (Trading Companies & Distributors)	198,800	3,174
	NEC Corporation (IT Services)	122,500	4,153
	Nomura Research Institute Ltd. (IT Services)	58,700	2,256
	Organo Corporation (Machinery)	19,600	1,621
	Pan Pacific International Holdings Corp. (Broadline Retail)	461,300	2,746
	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—(continued)
*	Rakuten Bank Ltd. (Banks)	48,500	$2,140
	Sanwa Holdings Corporation (Building Products)	85,500	2,227
	Sumitomo Electric Industries, Ltd. (Auto Components)	163,800	6,614
	Sumitomo Mitsui Financial Group, Inc. (Banks)	321,000	10,330
	Tokio Marine Holdings, Inc. (Insurance)	279,300	10,372
	Total Japan		98,804
	United Kingdom—11.2%
	3i Group PLC (Capital Markets)	149,057	6,556
	Allfunds Group PLC (Capital Markets)	227,697	2,153
	AstraZeneca PLC (Pharmaceuticals)	81,978	15,238
	BAE Systems PLC (Aerospace & Defense)	341,094	7,881
	Barclays PLC (Banks)	1,182,705	7,588
	Beazley PLC (Insurance)	300,398	3,369
	BT Group PLC (Diversified Telecommunication Services)	1,436,669	3,564
	Coca-Cola Europacific Partners PLC (Beverages)	42,312	3,838
	Compass Group PLC (Hotels, Restaurants & Leisure)	188,178	5,996
	Diploma PLC (Trading Companies & Distributors)	84,961	6,064
	Halma PLC (Electronic Equipment, Instruments & Components)	165,777	7,906
	Hill & Smith PLC (Metals & Mining)	37,198	1,073
	London Stock Exchange Group PLC (Capital Markets)	79,037	9,537
	Rotork PLC (Machinery)	459,533	2,016
	Softcat PLC (IT Services)	64,858	1,239
	Spirax-Sarco Engineering PLC (Machinery)	18,790	1,727
	Unilever PLC (Personal Care Products)	73,909	4,841
	Weir Group PLC (Machinery)	70,140	2,691
	Total United Kingdom		93,277
	Emerging Latin America—4.5%
	Brazil—3.2%
*	Banco BTG Pactual SA (Capital Markets)	613,300	5,885
	Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP (Water Utilities)	116,491	2,836
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Institutional International Growth Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—(continued)
	Brazil—(continued)
	Embraer S.A. (Aerospace & Defense)	136,500	$2,207
	Itau Unibanco Holding SA—ADR (Banks)	738,954	5,291
*	MercadoLibre, Inc. (Broadline Retail)	2,340	4,713
*	NU Holdings Ltd. (Banks)	270,634	4,530
	XP Inc. (Capital Markets)	82,506	1,351
			26,813
	Chile—0.5%
	Antofagasta PLC (Metals & Mining)	96,956	4,285
	Mexico—0.5%
	Arca Continental S.A.B. de C.V. (Beverages)	105,800	1,143
	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Transportation Infrastructure)	96,400	1,308
	Grupo Aeroportuario del Sureste S.A.B. de C.V.—ADR (Transportation Infrastructure)	4,956	1,603
			4,054
	Peru—0.3%
	Credicorp Ltd.† (Banks)	8,822	2,532
	Total Emerging Latin America		37,684
	Western Hemisphere—4.1%
	Bermuda—0.6%
*	Arch Capital Group Ltd. (Insurance)	54,849	5,261
	Canada—3.5%
	Boyd Group Services, Inc. (Commercial Services & Supplies)	6,204	988
	Intact Financial Corp. (Insurance)	40,458	8,422
*	K92 Mining Inc. (Metals & Mining)	128,816	2,129
	Lundin Gold Inc. (Metals & Mining)	75,348	6,259
*	MDA Space Ltd. (Aerospace & Defense)	46,711	907
	Toromont Industries Ltd. (Trading Companies & Distributors)	41,145	4,978
	WSP Global Inc. (Construction & Engineering)	30,418	5,508
			29,191
	Total Western Hemisphere		34,452
	Emerging Europe, Mid-East, Africa—3.4%
	South Africa—2.4%
	Bid Corp. Ltd. (Consumer Staples Distribution & Retail)	116,010	2,955
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—(continued)
	South Africa—(continued)
	Capitec Bank Holdings Ltd. (Banks)	10,056	$2,524
	Clicks Group Ltd. (Consumer Staples Distribution & Retail)	59,592	1,211
	FirstRand Limited (Financial Services)	731,942	4,011
	Gold Fields Limited (Metals & Mining)	137,190	6,012
	MTN Group Limited (Wireless Telecommunication Services)	299,006	3,061
			19,774
	United Arab Emirates—1.0%
	Aldar Properties PJSC (Real Estate Management & Development)	501,176	1,187
	Emaar Development PJSC (Real Estate Management & Development)	394,796	1,628
	Emaar Properties PJSC (Real Estate Management & Development)	789,592	3,021
	Emirates NBD Bank PJSC (Banks)	384,472	2,915
			8,751
	Total Emerging Europe, Mid-East, Africa		28,525
	Asia Ex-Japan—2.8%
	Australia—1.0%
*	Capricorn Metals Ltd (Metals & Mining)	217,855	2,091
	Pro Medicus Ltd. (Health Care Technology)	11,869	1,750
	QBE Insurance Group Limited (Insurance)	175,110	2,324
	Steadfast Group Ltd. (Insurance)	482,532	1,700
			7,865
	Hong Kong—1.5%
	AIA Group Ltd. (Insurance)	599,600	6,156
	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	117,700	6,164
			12,320
	Singapore—0.3%
	DBS Group Holdings Ltd. (Banks)	63,160	2,769
	Total Asia Ex-Japan		22,954
	Total Common Stocks—98.7% (cost $619,475)		824,162
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Institutional International Growth Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)

Issuer	Principal Amount	Value
Repurchase Agreements
Fixed Income Clearing Corporation, 1.150% dated 12/31/25, due 01/02/26, repurchase price $9,958, collateralized by U.S. Treasury Inflation – Indexed Bond, 2.125%, due 02/15/2054, valued at $10,157	$9,958	$9,958
Total Repurchase Agreements—1.2% (cost $9,958)		9,958
Total Investments—99.9% (cost $629,433)		834,120
Cash and other assets, less liabilities—0.1%		420
Net Assets—100.0%		$834,540

ADR	American Depositary Receipt
PLC	Public Limited Company

*	Non-income producing security
†	U.S. listed foreign security
As of December 31, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$820,516	$3,646	$—	$824,162
Repurchase Agreements	—	9,958	—	9,958
Total Investments in Securities	$820,516	$13,604	$—	$834,120
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

International Small Cap Growth Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)

	Issuer	Shares	Value
	Common Stocks
	Europe Ex-U.K.—32.5%
	Belgium—1.1%
	D'ieteren Group (Distributors)	8,126	$1,470
	Denmark—0.8%
	FLSmidth & Co. A/S (Machinery)	15,030	1,052
	France—2.4%
	Dassault Aviation SA (Aerospace & Defense)	5,517	1,775
	VusionGroup (Electronic Equipment, Instruments & Components)	5,496	1,319
			3,094
	Germany—4.5%
	Atoss Software SE (Software)	3,688	500
	CTS Eventim AG & Co. KGaA (Entertainment)	20,796	1,919
	Eckert & Ziegler SE (Health Care Equipment & Supplies)	28,668	514
	flatexDEGIRO AG (Capital Markets)	41,556	1,794
	HENSOLDT AG (Aerospace & Defense)	12,405	1,070
			5,797
	Israel—1.4%
*	Cellebrite DI Ltd. (Software)	42,754	771
	Next Vision Stabilized Systems Ltd. (Electronic Equipment, Instruments & Components)	15,794	1,041
			1,812
	Italy—6.9%
	Azimut Holding SpA (Capital Markets)	57,757	2,426
	Brunello Cucinelli SpA (Textiles, Apparel & Luxury Goods)	15,001	1,735
	Carel Industries SpA (Building Products)	37,004	1,068
	Italgas S.p.A. (Gas Utilities)	76,537	856
	Lottomatica Group S.p.A. (Hotels, Restaurants & Leisure)	27,017	711
	Saipem S.p.A. (Energy Equipment & Services)	197,912	564
	SOL SpA (Chemicals)	28,600	1,645
			9,005
	Jersey—0.5%
*	Rosebank Industries PLC (Industrial Conglomerates)	148,644	701
	Norway—1.6%
	Europris ASA (Broadline Retail)	71,036	675
	Gjensidige Forsikring ASA (Insurance)	47,808	1,433
			2,108
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Spain—0.9%
	Almirall SA (Pharmaceuticals)	41,953	$633
	Atalaya Mining Copper SA (Metals & Mining)	51,053	588
			1,221
	Sweden—7.5%
	AQ Group AB (Electrical Equipment)	47,078	1,009
	Beijer Ref AB (Trading Companies & Distributors)	93,553	1,515
	Bufab AB (Trading Companies & Distributors)	158,561	1,732
*	Dynavox Group AB (Technology Hardware, Storage & Peripherals)	50,176	556
*	Karnov Group AB (Interactive Media & Services)	56,292	615
	Lagercrantz Group AB (Electronic Equipment, Instruments & Components)	42,154	974
	Lifco AB (Industrial Conglomerates)	19,138	732
*	MedCap AB (publ) (Life Sciences Tools & Services)	9,138	545
	Mildef Group AB (Aerospace & Defense)	52,589	684
	RaySearch Laboratories AB (Health Care Technology)	32,677	809
	Sectra AB (Health Care Technology)	20,718	565
			9,736
	Switzerland—4.9%
	Galenica AG (Health Care Providers & Services)	12,146	1,498
	Garrett Motion, Inc. (Auto Components)	41,642	726
	Kardex Holding AG (Machinery)	4,431	1,547
	Medacta Group SA (Health Care Equipment & Supplies)	4,616	911
*	Sportradar Group AG (Hotels, Restaurants & Leisure)	50,902	1,210
	Tecan Group AG (Life Sciences Tools & Services)	2,806	455
			6,347
	Total Europe Ex-U.K.		42,343
	Emerging Asia—19.2%
	China—1.5%
*	WuXi XDC Cayman Inc. (Life Sciences Tools & Services)	108,000	843
	Yutong Bus Co. Ltd. (Machinery)	233,600	1,095
			1,938
	India—5.2%
	AU Small Finance Bank Ltd. (Banks)	143,544	1,591
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

International Small Cap Growth Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—(continued)
	Central Depository Services India Ltd. (Capital Markets)	28,957	$466
	Cholamandalam Financial Holdings Limited (Consumer Finance)	29,140	589
	Gillette India Ltd. (Personal Care Products)	5,732	532
*	GMR Airports Infrastructure Ltd. (Transportation Infrastructure)	433,156	502
	Home First Finance Co. India Ltd. (Financial Services)	43,549	533
*	ITC Hotels Limited (Hotels, Restaurants & Leisure)	243,710	535
	KFin Technologies Ltd. (Capital Markets)	76,620	923
	Sundaram Finance Ltd. (Consumer Finance)	18,132	1,069
			6,740
	Indonesia—0.3%
	Bank Syariah Indonesia Tbk. PT (Banks)	2,746,800	367
	South Korea—2.4%
	DB Insurance Co., Ltd. (Insurance)	7,315	666
	Hansol Chemical Co., Ltd. (Chemicals)	6,240	986
	HD Hyundai Marine Solution Co., Ltd. (Machinery)	4,097	550
	JB Financial Group Co. Ltd. (Banks)	56,622	1,008
			3,210
	Taiwan—9.4%
	ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	6,000	1,386
	Bizlink Holding Inc. (Electrical Equipment)	41,000	1,984
	Chroma ATE, Inc. (Electronic Equipment, Instruments & Components)	56,000	1,381
	Elite Material Co. Ltd. (Electronic Equipment, Instruments & Components)	17,000	890
	Hon. Precision, Inc (Semiconductors & Semiconductor Equipment)	16,428	1,791
	Innodisk Corp. (Technology Hardware, Storage & Peripherals)	57,000	1,045
	Jentech Precision Industrial Co. Ltd. (Semiconductors & Semiconductor Equipment)	17,000	1,485
	MiTAC Holdings Corporation (Technology Hardware, Storage & Peripherals)	212,000	583
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Taiwan—(continued)
	Taiwan Union Technology Corporation (Electronic Equipment, Instruments & Components)	61,000	$959
	WinWay Technology Co. Ltd. (Semiconductors & Semiconductor Equipment)	9,000	814
			12,318
	Thailand—0.4%
	Com7 PCL (Specialty Retail)	805,800	501
	Total Emerging Asia		25,074
	Japan—17.4%
	Anycolor Inc. (Entertainment)	16,700	517
	Asahi Intecc Co., Ltd. (Health Care Equipment & Supplies)	48,300	906
	AZ-COM MARUWA Holdings, Inc. (Air Freight & Logistics)	38,900	245
	BayCurrent Consulting, Inc. (Professional Services)	21,700	900
	Canon Marketing Japan Inc. (Electronic Equipment, Instruments & Components)	34,100	1,498
	Fukuoka Financial Group, Inc. (Banks)	34,800	1,126
	Integral Corporation (Capital Markets)	34,500	731
	Internet Initiative Japan, Inc. (Diversified Telecommunication Services)	76,500	1,351
	Japan Elevator Service Holdings Co. Ltd. (Commercial Services & Supplies)	110,000	1,221
	JMDC Inc. (Health Care Technology)	20,900	532
	Katitas Co., Ltd (Real Estate Management & Development)	31,500	641
	Kokusai Electric Corp. (Semiconductors & Semiconductor Equipment)	27,200	954
	Kurita Water Industries Ltd. (Machinery)	18,300	742
	Lifedrink Co., Inc. (Beverages)	68,000	755
	MonotaRO Co. Ltd. (Trading Companies & Distributors)	67,100	1,071
	OBIC Business Consultants Co. Ltd. (Software)	34,300	1,851
	Oracle Corporation Japan (Software)	16,300	1,373
	Organo Corporation (Machinery)	15,200	1,257
*	Rakuten Bank Ltd. (Banks)	28,700	1,266
	Sanwa Holdings Corporation (Building Products)	33,500	872
	SIGMAXYZ Holdings, Inc. (Professional Services)	109,700	580
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

International Small Cap Growth Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—(continued)
	Simplex Holdings,Inc. (IT Services)	93,200	$625
	SKY Perfect JSAT Holdings Inc. (Media)	77,900	992
	SWCC Corporation (Electrical Equipment)	9,400	621
	Total Japan		22,627
	United Kingdom—9.3%
	Allfunds Group PLC (Capital Markets)	106,202	1,004
	Beazley PLC (Insurance)	141,441	1,586
	Diploma PLC (Trading Companies & Distributors)	15,923	1,137
	Hill & Smith PLC (Metals & Mining)	42,068	1,214
	QinetiQ Group PLC (Aerospace & Defense)	106,576	634
	Renishaw PLC (Electronic Equipment, Instruments & Components)	13,383	633
	Rotork PLC (Machinery)	339,324	1,488
	Softcat PLC (IT Services)	51,062	975
*	Trustpilot Group PLC (Interactive Media & Services)	226,725	503
	Volution Group PLC (Building Products)	168,165	1,462
	XPS Pensions Group PLC (Capital Markets)	97,151	444
*	Zegona Communications PLC (Diversified Telecommunication Services)	55,657	1,047
	Total United Kingdom		12,127
	Emerging Latin America—7.2%
	Brazil—1.4%
	Cury Construtora e Incorporadora SA (Household Durables)	97,600	574
	Inter & Co, Inc. (Banks)	141,781	1,202
			1,776
	Chile—0.1%
	Enel Chile S.A. (Electric Utilities)	1,787,436	147
	Mexico—4.3%
	Arca Continental S.A.B. de C.V. (Beverages)	117,100	1,265
	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Transportation Infrastructure)	83,800	1,137
	Grupo Aeroportuario del Sureste S.A.B. de C.V. (Transportation Infrastructure)	37,555	1,212
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—(continued)
	Mexico—(continued)
	Prologis Property Mexico SA de CV REIT (Industrial REITs)	318,115	$1,329
	Qualitas Controladora S.A.B. de C.V. (Insurance)	69,800	721
			5,664
	Panama—0.6%
	Banco Latinoamericano de Comercio Exterior, S.A. (Financial Services)	17,119	763
	Peru—0.8%
	Intercorp Financial Services Inc (Banks)	23,487	995
	Total Emerging Latin America		9,345
	Western Hemisphere—5.7%
	Canada—5.1%
	Boyd Group Services, Inc. (Commercial Services & Supplies)	7,043	1,122
	Definity Financial Corp. (Insurance)	30,877	1,708
	Exchange Income Corporation (Airlines)	11,217	670
*	K92 Mining Inc. (Metals & Mining)	65,659	1,085
*	MDA Space Ltd. (Aerospace & Defense)	25,914	503
	North West Co., Inc. (Consumer Staples Distribution & Retail)	44,502	1,586
			6,674
	United States—0.6%
	Aura Minerals Inc. (Metals & Mining)	14,187	715
	Total Western Hemisphere		7,389
	Emerging Europe, Mid-East, Africa—4.1%
	Greece—1.1%
	JUMBO SA (Specialty Retail)	42,851	1,405
	Poland—1.4%
*	Benefit Systems SA (Professional Services)	755	738
*	Zabka Group (Consumer Staples Distribution & Retail)	176,797	1,128
			1,866
	South Africa—0.7%
	OUTsurance Group Ltd. (Insurance)	218,935	947
	Turkey—0.9%
	ASELSAN Elektronik Sanayi ve Ticaret A.S. (Aerospace & Defense)	205,938	1,112
	Total Emerging Europe, Mid-East, Africa		5,330
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

International Small Cap Growth Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Asia Ex-Japan—3.3%
	Australia—3.3%
*	Capricorn Metals Ltd (Metals & Mining)	104,972	$1,008
*	Catapult Group International Ltd. (Software)	307,402	851
	Pro Medicus Ltd. (Health Care Technology)	5,940	876
*	Qoria Limited (Software)	1,398,833	546
	Steadfast Group Ltd. (Insurance)	314,544	1,108
	Total Asia Ex-Japan		4,389
	Total Common Stocks—98.7% (cost $102,508)		128,624

Repurchase Agreements
Fixed Income Clearing Corporation, 1.150% dated 12/31/25, due 01/02/26, repurchase price $1,424, collateralized by U.S. Treasury Inflation – Indexed Bond, 1.375%, due 02/15/2044, valued at $1,452	$1,424	1,424
Total Repurchase Agreements—1.1% (cost $1,424)		1,424
Total Investments—99.8% (cost $103,932)		130,048
Cash and other assets, less liabilities—0.2%		204
Net Assets—100.0%		$130,252

PLC	Public Limited Company
REIT	Real Estate Investment Trust

*	Non-income producing security
As of December 31, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$128,123	$501	$—	$128,624
Repurchase Agreements	—	1,424	—	1,424
Total Investments in Securities	$128,123	$1,925	$—	$130,048
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Emerging Markets Leaders Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—74.1%
	China—20.8%
	Alibaba Group Holding Ltd. (Broadline Retail)	175,328	$3,217
	Contemporary Amperex Technology Co. Ltd. (Electrical Equipment)	43,720	2,302
	Fuyao Glass Industry Group Co. Ltd. (Auto Components)	212,500	1,973
	Huaming Power Equipment Co. Ltd. (Machinery)	204,560	734
*	JD Health International Inc. (Consumer Staples Distribution & Retail)	126,850	905
	NetEase, Inc. (Entertainment)	88,900	2,451
	Tencent Holdings Ltd. (Interactive Media & Services)	85,200	6,558
*	WuXi XDC Cayman Inc. (Life Sciences Tools & Services)	231,000	1,803
			19,943
	India—18.8%
	Bajaj Finance Limited (Consumer Finance)	127,210	1,396
	Bharat Electronics Ltd. (Aerospace & Defense)	418,963	1,861
	Bharti Airtel Ltd. (Wireless Telecommunication Services)	109,358	2,564
	CG Power & Industrial Solutions Ltd. (Electrical Equipment)	125,735	906
	Coforge Limited (IT Services)	54,408	1,008
	Eicher Motors Limited (Automobiles)	14,448	1,176
*	GMR Airports Infrastructure Ltd. (Transportation Infrastructure)	1,357,700	1,574
	HDFC Bank Ltd. (Banks)	244,674	2,703
	Macrotech Developers Ltd. (Real Estate Management & Development)	123,945	1,463
	Marico Limited (Food Products)	157,479	1,315
	Max Healthcare Institute Ltd. (Health Care Providers & Services)	86,640	1,007
*	Zomato Ltd. (Hotels, Restaurants & Leisure)	343,730	1,063
			18,036
	Indonesia—4.1%
	Bank Central Asia Tbk. PT (Banks)	3,666,300	1,776
*	Grab Holdings Limited (Road & Rail)	287,412	1,434
*	Sea Ltd.—ADR (Entertainment)	5,945	758
			3,968
	South Korea—13.4%
	HD Hyundai Marine Solution Co., Ltd. (Machinery)	7,480	1,005
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	South Korea—(continued)
	HD Korea Shipbuilding & Offshore Engineering Co., Ltd. (Machinery)	3,999	$1,130
	Kakao Corp. (Interactive Media & Services)	35,057	1,462
*	Samsung Biologics Co. Ltd. (Life Sciences Tools & Services)	1,347	1,585
	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	42,151	3,508
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	9,050	4,090
			12,780
	Taiwan—17.0%
	ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	5,000	1,155
	Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	252,000	1,849
	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	146,000	7,202
	Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & Semiconductor Equipment)	19,998	6,077
			16,283
	Total Emerging Asia		71,010
	Emerging Europe, Mid-East, Africa—12.3%
	Greece—0.9%
	Eurobank S.A. (Banks)	219,946	885
	Poland—2.1%
	PKO Bank Polski S.A. (Banks)	50,078	1,188
*	Zabka Group (Consumer Staples Distribution & Retail)	119,392	762
			1,950
	South Africa—6.5%
	Capitec Bank Holdings Ltd. (Banks)	4,241	1,064
	Clicks Group Ltd. (Consumer Staples Distribution & Retail)	49,237	1,001
	FirstRand Limited (Financial Services)	248,411	1,361
	Gold Fields Limited (Metals & Mining)	40,785	1,788
	Naspers Limited (Broadline Retail)	15,054	1,004
			6,218
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Emerging Markets Leaders Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—(continued)
	United Arab Emirates—2.8%
	Aldar Properties PJSC (Real Estate Management & Development)	610,748	$1,447
	Emirates NBD Bank PJSC (Banks)	167,043	1,266
			2,713
	Total Emerging Europe, Mid-East, Africa		11,766
	Emerging Latin America—11.1%
	Brazil—7.8%
	Embraer S.A. (Aerospace & Defense)	71,200	1,151
	Inter & Co, Inc. (Banks)	182,904	1,551
	Itau Unibanco Holding SA—ADR (Banks)	212,392	1,521
*	MercadoLibre, Inc. (Broadline Retail)	389	784
*	NU Holdings Ltd. (Banks)	148,755	2,490
			7,497
	Mexico—1.6%
*	BBB Foods, Inc. (Consumer Staples Distribution & Retail)	19,766	660
	Grupo Financiero Banorte S.A.B. de C.V. (Banks)	91,900	851
			1,511
	Peru—1.7%
	Credicorp Ltd.† (Banks)	5,588	1,604
	Total Emerging Latin America		10,612
	Asia Ex-Japan—1.4%
	Hong Kong—1.4%
	AIA Group Ltd. (Insurance)	132,800	1,363
	Total Common Stocks—98.9% (cost $72,499)		94,751

Repurchase Agreements
Fixed Income Clearing Corporation, 1.150% dated 12/31/25, due 01/02/26, repurchase price $1,502, collateralized by U.S. Treasury Inflation – Indexed Bond, 2.125%, due 02/15/2054, valued at $1,532	$1,502	1,502
Total Repurchase Agreements—1.6% (cost $1,502)		1,502
Total Investments—100.5% (cost $74,001)		96,253
Liabilities, plus cash and other assets—(0.5)%		(490)
Net Assets—100.0%		$95,763

ADR	American Depositary Receipt

*	Non-income producing security
†	U.S. listed foreign security
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Emerging Markets Leaders Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)
As of December 31, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$94,751	$—	$—	$94,751
Repurchase Agreements	—	1,502	—	1,502
Total Investments in Securities	$94,751	$1,502	$—	$96,253
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Emerging Markets Growth Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—77.5%
	China—20.7%
	Alibaba Group Holding Ltd. (Broadline Retail)	2,182,500	$40,045
*	BeOne Medicines Ltd (Biotechnology)	136,200	3,138
	CMOC Group Limited (Metals & Mining)	1,500,000	3,708
	Contemporary Amperex Technology Co. Ltd. (Electrical Equipment)	262,171	13,803
	Eoptolink Technology Inc., Ltd. (Electronic Equipment, Instruments & Components)	62,500	3,861
	Hansoh Pharmaceutical Group Company Limited (Pharmaceuticals)	672,000	3,115
*	JD Health International Inc. (Consumer Staples Distribution & Retail)	614,350	4,381
*	Jiangsu Hengrui Pharmaceuticals Co.,Ltd (Pharmaceuticals)	414,000	3,790
	NetEase, Inc. (Entertainment)	500,400	13,798
	Neway Valve (Suzhou) Co., Ltd. (Machinery)	439,300	3,273
	Shenzhen Inovance Technology Co. Ltd. (Machinery)	283,500	3,062
	Tencent Holdings Ltd. (Interactive Media & Services)	851,260	65,519
	Tencent Music Entertainment Group—ADR (Entertainment)	415,539	7,284
	Trip.com Group Ltd. (Hotels, Restaurants & Leisure)	107,600	7,659
	Victory Giant Technology (HuiZhou) Co., Ltd. (Electronic Equipment, Instruments & Components)	93,635	3,860
	Weichai Power Co. Ltd. (Machinery)	1,219,000	2,953
	WUS Printed Circuit Kunshan Co. Ltd. (Electronic Equipment, Instruments & Components)	340,250	3,564
	WuXi AppTec Co., Ltd. (Life Sciences Tools & Services)	332,600	4,218
*	WuXi XDC Cayman Inc. (Life Sciences Tools & Services)	488,000	3,809
	Yutong Bus Co. Ltd. (Machinery)	781,000	3,661
	Zhongji Innolight Co. Ltd. (Communications Equipment)	70,500	6,165
	Zijin Mining Group Company Limited (Metals & Mining)	1,186,000	5,434
			210,100
	India—13.4%
	Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	32,365	2,535
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—(continued)
	Bajaj Finance Limited (Consumer Finance)	1,145,311	$12,571
	Bharat Electronics Ltd. (Aerospace & Defense)	1,522,178	6,761
	Bharti Airtel Ltd. (Wireless Telecommunication Services)	660,568	15,485
	Central Depository Services India Ltd. (Capital Markets)	140,739	2,264
	Cummins India Ltd. (Machinery)	61,777	3,043
	Eicher Motors Limited (Automobiles)	60,786	4,947
	GE Vernova T&D India Ltd. (Electrical Equipment)	150,112	5,231
	HDFC Asset Management Co. Ltd. (Capital Markets)	140,704	4,188
	HDFC Bank Ltd. (Banks)	1,384,825	15,298
	Hindustan Aeronautics Ltd. (Aerospace & Defense)	94,658	4,619
	Hitachi Energy India Ltd. (Electrical Equipment)	15,606	3,171
	ICICI Bank Ltd. (Banks)	1,000,819	14,954
	Indian Hotels Co. Ltd. (Hotels, Restaurants & Leisure)	311,213	2,553
	Mahindra & Mahindra Ltd. (Automobiles)	184,173	7,614
	Max Healthcare Institute Ltd. (Health Care Providers & Services)	208,539	2,425
	Radico Khaitan Ltd. (Beverages)	67,928	2,490
	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	874,066	15,258
	TVS Motor Co. Ltd. (Automobiles)	115,052	4,762
	UNO Minda Ltd. (Auto Components)	219,490	3,121
*	Zomato Ltd. (Hotels, Restaurants & Leisure)	934,680	2,892
			136,182
	Indonesia—2.7%
	Bank Central Asia Tbk. PT (Banks)	15,772,695	7,638
*	Grab Holdings Limited (Road & Rail)	1,206,315	6,020
*	Sea Ltd.—ADR (Entertainment)	109,203	13,931
			27,589
	Philippines—1.0%
	BDO Unibank, Inc. (Banks)	1,928,479	4,412
	International Container Terminal Services, Inc. (Transportation Infrastructure)	607,280	5,853
			10,265
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Emerging Markets Growth Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	South Korea—15.7%
	Hanwha Aerospace Co. Ltd. (Aerospace & Defense)	12,710	$8,302
	HD Hyundai Electric Co. Ltd. (Electrical Equipment)	14,578	7,833
	HD Hyundai Heavy Industries Co., Ltd. (Machinery)	27,236	9,623
	HD Hyundai Marine Solution Co., Ltd. (Machinery)	27,144	3,646
	Hyosung Heavy Industries Corporation (Electrical Equipment)	4,806	5,942
	Hyundai Rotem Company (Machinery)	37,234	4,857
	IsuPetasys Co., Ltd. (Electronic Equipment, Instruments & Components)	43,817	3,626
	Kakao Corp. (Interactive Media & Services)	82,313	3,434
*	Samsung Biologics Co. Ltd. (Life Sciences Tools & Services)	3,752	4,415
	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	608,456	50,643
	Samyangfoods Co., Ltd (Food Products)	3,512	3,001
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	88,942	40,194
*	SK Square Co., Ltd. (Industrial Conglomerates)	53,646	13,704
			159,220
	Taiwan—23.5%
	Accton Technology Corp. (Communications Equipment)	158,000	5,959
	Asia Vital Components Co. Ltd. (Technology Hardware, Storage & Peripherals)	146,000	7,016
	ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	41,300	9,543
	Bizlink Holding Inc. (Electrical Equipment)	101,968	4,933
	Chroma ATE, Inc. (Electronic Equipment, Instruments & Components)	175,000	4,316
	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	484,000	14,834
	Elite Material Co. Ltd. (Electronic Equipment, Instruments & Components)	172,000	9,005
	Gold Circuit Electronics Ltd. (Electronic Equipment, Instruments & Components)	223,000	4,876
	Hon. Precision, Inc (Semiconductors & Semiconductor Equipment)	44,371	4,837
	Jentech Precision Industrial Co. Ltd. (Semiconductors & Semiconductor Equipment)	37,000	3,232
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Taiwan—(continued)
	King Slide Works Co., Ltd. (Technology Hardware, Storage & Peripherals)	45,000	$5,371
	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	523,000	25,800
	Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & Semiconductor Equipment)	407,458	123,822
	Unimicron Technology Corp. (Electronic Equipment, Instruments & Components)	618,000	4,327
	Wiwynn Corp. (Technology Hardware, Storage & Peripherals)	73,000	10,420
			238,291
	Thailand—0.5%
*	Fabrinet (Electronic Equipment, Instruments & Components)	10,816	4,924
	Total Emerging Asia		786,571
	Emerging Europe, Mid-East, Africa—11.3%
	Czech Republic—0.4%
	Komercni banka, a.s. (Banks)	62,778	3,548
	Greece—2.3%
	Eurobank S.A. (Banks)	3,058,013	12,309
	JUMBO SA (Specialty Retail)	64,349	2,110
	OPAP S.A. (Hotels, Restaurants & Leisure)	118,266	2,655
	Piraeus Bank S.A. (Banks)	814,176	6,500
			23,574
	Hungary—1.2%
	OTP Bank Nyrt. PLC (Banks)	112,189	12,041
	Kazakhstan—0.2%
	NAC Kazatomprom JSC (Oil, Gas & Consumable Fuels)	40,441	2,257
	Poland—0.3%
	PKO Bank Polski S.A. (Banks)	143,144	3,396
	Saudi Arabia—0.3%
	The Saudi National Bank (Banks)	340,052	3,434
	South Africa—3.8%
	Capitec Bank Holdings Ltd. (Banks)	59,574	14,950
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Emerging Markets Growth Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—(continued)
	South Africa—(continued)
	Naspers Limited (Broadline Retail)	317,093	$21,149
	OUTsurance Group Ltd. (Insurance)	518,265	2,243
			38,342
	Turkey—0.6%
	ASELSAN Elektronik Sanayi ve Ticaret A.S. (Aerospace & Defense)	1,070,477	5,779
	United Arab Emirates—2.2%
	Abu Dhabi Islamic Bank PJSC (Banks)	812,797	4,594
	Aldar Properties PJSC (Real Estate Management & Development)	2,126,641	5,038
	Emaar Properties PJSC (Real Estate Management & Development)	1,329,315	5,085
	Emirates NBD Bank PJSC (Banks)	632,262	4,794
	Salik Co. PJSC (Transportation Infrastructure)	1,527,761	2,642
			22,153
	Total Emerging Europe, Mid-East, Africa		114,524
	Emerging Latin America—9.1%
	Brazil—5.9%
*	Banco BTG Pactual SA (Capital Markets)	1,277,400	12,257
	Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP (Water Utilities)	139,311	3,391
	Cury Construtora e Incorporadora SA (Household Durables)	357,600	2,104
	Direcional Engenharia SA (Household Durables)	751,400	1,936
	Embraer S.A. (Aerospace & Defense)	253,900	4,105
	Itau Unibanco Holding SA—ADR (Banks)	1,698,327	12,160
*	MercadoLibre, Inc. (Broadline Retail)	7,153	14,408
*	NU Holdings Ltd.† (Banks)	574,440	9,616
			59,977
	Chile—1.7%
	Antofagasta PLC (Metals & Mining)	123,809	5,473
	Banco de Chile (Banks)	18,545,763	3,582
	Falabella S.A. (Broadline Retail)	578,575	4,036
	LATAM Airlines Group S.A.—ADR (Airlines)	72,062	3,892
			16,983
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Latin America—(continued)
	Mexico—0.7%
	Grupo Financiero Banorte S.A.B. de C.V. (Banks)	460,800	$4,269
	Prologis Property Mexico SA de CV REIT (Industrial REITs)	659,729	2,756
			7,025
	Peru—0.8%
	Credicorp Ltd. (Banks)	27,088	7,774
	Total Emerging Latin America		91,759
	Asia Ex-Japan—1.2%
	Hong Kong—1.2%
	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	235,300	12,323
	Western Hemisphere—0.3%
	United States—0.3%
*	Laureate Education, Inc. (Diversified Consumer Services)	93,345	3,143
	Total Common Stocks—99.4% (cost $703,362)		1,008,320
	Preferred Stocks
	Emerging Asia—0.0%
	India—0.0%
*	TVS Motor Company Limited (Automobiles)	405,972	45
	Total Preferred Stocks—0.0% (cost $0)		45

Repurchase Agreements
Fixed Income Clearing Corporation, 1.150% dated 12/31/25, due 01/02/26, repurchase price $11,306, collateralized by U.S. Treasury Bond, 4.625%, due 11/15/2055, valued at $11,532	$11,305	11,305
Total Repurchase Agreements—1.1% (cost $11,305)		11,305
Total Investments—100.5% (cost $714,667)		1,019,670
Liabilities, plus cash and other assets—(0.5)%		(5,184)
Net Assets—100.0%		$1,014,486

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

*	Non-income producing security
†	U.S. listed foreign security
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Emerging Markets Growth Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)
As of December 31, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,003,396	$4,924	$—	$1,008,320
Repurchase Agreements	—	11,305	—	11,305
Preferred Stocks	—	45	—	45
Total Investments in Securities	$1,003,396	$16,274	$—	$1,019,670
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Emerging Markets ex China Growth Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—73.2%
	India—18.3%
	Bajaj Finance Limited (Consumer Finance)	69,777	$766
	Bharat Electronics Ltd. (Aerospace & Defense)	133,458	593
	Bharti Airtel Ltd. (Wireless Telecommunication Services)	47,548	1,115
	Coforge Limited (IT Services)	9,808	182
	Cummins India Ltd. (Machinery)	5,540	273
	Eicher Motors Limited (Automobiles)	4,433	361
	GE Vernova T&D India Ltd. (Electrical Equipment)	11,437	398
	HDFC Asset Management Co. Ltd. (Capital Markets)	10,123	301
	HDFC Bank Ltd. (Banks)	114,256	1,262
	Hindustan Aeronautics Ltd. (Aerospace & Defense)	8,035	392
	Hitachi Energy India Ltd. (Electrical Equipment)	1,011	205
	ICICI Bank Ltd. (Banks)	69,931	1,045
	Indian Hotels Co. Ltd. (Hotels, Restaurants & Leisure)	46,389	381
	KFin Technologies Ltd. (Capital Markets)	13,646	164
	L&T Finance Limited (Financial Services)	56,860	200
	Macrotech Developers Ltd. (Real Estate Management & Development)	3,221	38
	Mahindra & Mahindra Ltd. (Automobiles)	13,550	560
	Max Healthcare Institute Ltd. (Health Care Providers & Services)	25,182	293
	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	38,822	678
	Shriram Finance Limited (Consumer Finance)	19,697	218
	TVS Motor Co. Ltd. (Automobiles)	9,828	407
	UNO Minda Ltd. (Auto Components)	13,669	194
*	Vishal Mega Mart Limited (Broadline Retail)	105,624	160
*	Zomato Ltd. (Hotels, Restaurants & Leisure)	115,912	359
			10,545
	Indonesia—3.5%
	Bank Central Asia Tbk. PT (Banks)	1,132,200	548
*	Grab Holdings Limited (Road & Rail)	75,815	378
*	Sea Ltd.—ADR (Entertainment)	8,338	1,064
			1,990
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Malaysia—0.6%
	99 Speed Mart Retail Holdings Bhd. (Consumer Staples Distribution & Retail)	343,400	$322
	Philippines—0.9%
	International Container Terminal Services, Inc. (Transportation Infrastructure)	57,000	549
	South Korea—19.7%
	Hanwha Aerospace Co. Ltd. (Aerospace & Defense)	965	630
*	Hanwha Engine (Machinery)	5,573	166
	HD Hyundai Electric Co. Ltd. (Electrical Equipment)	1,231	661
	HD Hyundai Heavy Industries Co., Ltd. (Machinery)	975	345
	HD Hyundai Marine Solution Co., Ltd. (Machinery)	1,770	238
	Hyosung Heavy Industries Corporation (Electrical Equipment)	320	396
	Hyundai Rotem Company (Machinery)	2,017	263
	IsuPetasys Co., Ltd. (Electronic Equipment, Instruments & Components)	2,696	223
	Kakao Corp. (Interactive Media & Services)	9,002	376
*	Samsung Biologics Co. Ltd. (Life Sciences Tools & Services)	261	307
	Samsung Electro-Mechanics Co., Ltd. (Electronic Equipment, Instruments & Components)	1,488	263
	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	42,530	3,540
	Samyangfoods Co., Ltd (Food Products)	228	195
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	6,754	3,052
*	SK Square Co., Ltd. (Industrial Conglomerates)	2,755	704
			11,359
	Taiwan—29.4%
	Accton Technology Corp. (Communications Equipment)	20,000	754
	Asia Vital Components Co. Ltd. (Technology Hardware, Storage & Peripherals)	10,000	481
	Bizlink Holding Inc. (Electrical Equipment)	9,079	439
	Chroma ATE, Inc. (Electronic Equipment, Instruments & Components)	33,000	814
	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	36,000	1,103
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Emerging Markets ex China Growth Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Taiwan—(continued)
	Elite Material Co. Ltd. (Electronic Equipment, Instruments & Components)	11,000	$576
	Gold Circuit Electronics Ltd. (Electronic Equipment, Instruments & Components)	18,000	394
	Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	135,000	991
	Jentech Precision Industrial Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,000	262
	King Slide Works Co., Ltd. (Technology Hardware, Storage & Peripherals)	3,000	358
	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	103,000	5,081
	Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & Semiconductor Equipment)	15,352	4,665
	Wiwynn Corp. (Technology Hardware, Storage & Peripherals)	7,000	999
			16,917
	Thailand—0.8%
*	Fabrinet (Electronic Equipment, Instruments & Components)	1,051	479
	Total Emerging Asia		42,161
	Emerging Europe, Mid-East, Africa—12.8%
	Greece—2.0%
	Eurobank S.A. (Banks)	137,485	554
	Optima bank SA (Banks)	23,315	211
	Piraeus Bank S.A. (Banks)	48,100	384
			1,149
	Hungary—1.1%
	OTP Bank Nyrt. PLC (Banks)	5,977	641
	Poland—1.1%
*	Benefit Systems SA (Professional Services)	255	249
	PKO Bank Polski S.A. (Banks)	16,712	397
			646
	Saudi Arabia—0.4%
*	Rasan Information Technology Company (Insurance)	6,135	190
	South Africa—4.7%
	Capitec Bank Holdings Ltd. (Banks)	3,224	809
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—(continued)
	South Africa—(continued)
	MTN Group Limited (Wireless Telecommunication Services)	28,991	$297
	Naspers Limited (Broadline Retail)	15,539	1,036
	OUTsurance Group Ltd. (Insurance)	54,517	236
	Pan African Resources PLC (Metals & Mining)	209,631	342
			2,720
	Turkey—0.7%
	ASELSAN Elektronik Sanayi ve Ticaret A.S. (Aerospace & Defense)	75,240	406
	United Arab Emirates—2.8%
	Abu Dhabi Islamic Bank PJSC (Banks)	44,399	251
	Aldar Properties PJSC (Real Estate Management & Development)	120,276	285
	Emaar Properties PJSC (Real Estate Management & Development)	97,356	372
	Emirates NBD Bank PJSC (Banks)	34,634	262
	Parkin Company PJSC (Commercial Services & Supplies)	98,000	152
	Salik Co. PJSC (Transportation Infrastructure)	156,624	271
			1,593
	Total Emerging Europe, Mid-East, Africa		7,345
	Emerging Latin America—11.3%
	Brazil—6.5%
*	Banco BTG Pactual SA (Capital Markets)	67,000	643
	Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP (Water Utilities)	7,722	188
	Cury Construtora e Incorporadora SA (Household Durables)	50,500	297
	Embraer S.A. (Aerospace & Defense)	18,300	296
	Itau Unibanco Holding SA—ADR (Banks)	91,391	654
*	MercadoLibre, Inc. (Broadline Retail)	560	1,128
*	NU Holdings Ltd.† (Banks)	32,596	546
			3,752
	Chile—1.9%
	Antofagasta PLC (Metals & Mining)	9,629	426
	Banco de Chile (Banks)	1,506,754	291
	Falabella S.A. (Broadline Retail)	50,088	349
			1,066
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Emerging Markets ex China Growth Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Latin America—(continued)
	Mexico—1.5%
*	BBB Foods, Inc. † (Consumer Staples Distribution & Retail)	6,089	$204
	Gentera S.A.B. de C.V. (Consumer Finance)	99,100	253
	Grupo Financiero Banorte S.A.B. de C.V. (Banks)	44,500	412
			869
	Panama—0.4%
	Banco Latinoamericano de Comercio Exterior, S.A. (Financial Services)	5,228	233
	Peru—1.0%
	Credicorp Ltd. (Banks)	1,977	567
	Total Emerging Latin America		6,487
	Western Hemisphere—1.1%
	United States—1.1%
	Aura Minerals Inc. (Metals & Mining)	6,998	353
*	Laureate Education, Inc. (Diversified Consumer Services)	9,070	305
	Total Western Hemisphere		658
	Europe Ex-U.K.—0.5%
	Luxembourg—0.5%
	Millicom International Cellular S.A. (Wireless Telecommunication Services)	5,059	281
	Total Common Stocks—98.9% (cost $43,071)		56,932
	Preferred Stocks
	Emerging Asia—0.0%
	India—0.0%
*	TVS Motor Company Limited (Automobiles)	37,580	4
	Total Preferred Stocks—0.0% (cost $0)		4

Repurchase Agreements
Fixed Income Clearing Corporation, 1.150% dated 12/31/25, due 01/02/26, repurchase price $290, collateralized by U.S. Treasury Inflation – Indexed Bond, 2.125%, due 02/15/2054, valued at $296	$290	290
Total Repurchase Agreements—0.5% (cost $290)		290
Total Investments—99.4% (cost $43,361)		57,226
Cash and other assets, less liabilities—0.6%		363
Net Assets—100.0%		$57,589

ADR	American Depositary Receipt
PLC	Public Limited Company

*	Non-income producing security
†	U.S. listed foreign security
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Emerging Markets ex China Growth Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)
As of December 31, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$56,453	$479	$—	$56,932
Repurchase Agreements	—	290	—	290
Preferred Stocks	—	4	—	4
Total Investments in Securities	$56,453	$773	$—	$57,226
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Emerging Markets Small Cap Growth Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—62.8%
	China—9.3%
	Atour Lifestyle Holdings Ltd.—ADR (Hotels, Restaurants & Leisure)	91,773	$3,616
	Guizhou Chanhen Chemical Corporation (Chemicals)	645,300	3,391
	Harbin Electric Company Limited (Electrical Equipment)	748,000	1,598
	Huaming Power Equipment Co. Ltd. (Machinery)	446,400	1,602
	Jones Tech PLC (Electronic Equipment, Instruments & Components)	266,700	1,882
	Neway Valve (Suzhou) Co., Ltd. (Machinery)	980,600	7,306
	Shanghai Conant Optical Co., Ltd. (Health Care Equipment & Supplies)	311,000	2,158
*	VNET Group, Inc.—ADR (IT Services)	317,775	2,688
*	WuXi XDC Cayman Inc. (Life Sciences Tools & Services)	251,000	1,959
	Yutong Bus Co. Ltd. (Machinery)	1,122,500	5,262
	Zhejiang Sanmei Chemical Industry Co., Ltd. (Chemicals)	313,400	2,728
			34,190
	India—22.3%
	360 ONE WAM Ltd. (Capital Markets)	150,803	1,995
	Allied Blenders and Distillers Limited (Beverages)	308,434	2,106
	Aster DM Healthcare Limited (Health Care Providers & Services)	135,597	929
*	Cartrade Tech Limited (Specialty Retail)	97,953	3,079
	Chalet Hotels Ltd. (Hotels, Restaurants & Leisure)	56,954	551
	City Union Bank Limited (Banks)	842,065	2,711
	Fortis Healthcare Limited (Health Care Providers & Services)	294,462	2,899
	GE Vernova T&D India Ltd. (Electrical Equipment)	219,688	7,655
*	GMR Airports Infrastructure Ltd. (Transportation Infrastructure)	1,922,530	2,229
	Hindustan Copper Limited (Metals & Mining)	374,650	2,160
	Hindustan Zinc Limited (Metals & Mining)	290,224	1,977
	Hitachi Energy India Ltd. (Electrical Equipment)	1,818	369
	Indian Bank (Banks)	318,541	2,966
	Karur Vysya Bank Ltd. (Banks)	2,075,358	6,071
	Laurus Labs Limited (Pharmaceuticals)	363,917	4,494
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—(continued)
*	Multi Commodity Exchange of India Limited (Capital Markets)	22,187	$2,746
	Muthoot Finance Limited (Consumer Finance)	107,015	4,536
	National Aluminium Company Limited (Metals & Mining)	669,986	2,346
	Neuland Laboratories Limited (Pharmaceuticals)	5,284	894
	Nippon Life India Asset Management Limited (Capital Markets)	444,320	4,360
	Pricol Limited (Auto Components)	177,903	1,302
	Quality Power Electrical Equipments Limited (Electrical Equipment)	297,104	2,410
	Radico Khaitan Ltd. (Beverages)	102,262	3,749
*	SAI Life Sciences Limited (Life Sciences Tools & Services)	209,591	2,120
	Shaily Engineering Plastics Limited (Machinery)	123,328	3,107
	Skipper Ltd. (Construction & Engineering)	267,128	1,299
*	Tbo Tek Ltd. (Hotels, Restaurants & Leisure)	93,818	1,745
	TD Power Systems Limited (Electrical Equipment)	309,049	2,407
	The Federal Bank Limited (Banks)	676,977	2,011
*	V2 Retail Limited (Specialty Retail)	72,811	1,980
*	Vishal Mega Mart Limited (Broadline Retail)	1,782,237	2,707
			81,910
	Malaysia—3.2%
	99 Speed Mart Retail Holdings Bhd. (Consumer Staples Distribution & Retail)	5,491,800	5,156
	Kelington Group Berhad (Construction & Engineering)	1,251,900	1,604
	Southern Cable Group Berhad (Electrical Equipment)	6,113,300	3,450
	Sunway Construction Group Berhad (Construction & Engineering)	1,041,300	1,453
			11,663
	Pakistan—1.9%
	Lucky Cement Limited (Construction Materials)	1,829,650	3,120
	Meezan Bank Limited (Banks)	1,827,194	2,900
	United Bank Limited (Banks)	625,103	946
			6,966
	South Korea—10.7%
*	APR Co.,Ltd. (Personal Care Products)	7,931	1,272
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Emerging Markets Small Cap Growth Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	South Korea—(continued)
	BNK Financial Group, Inc. (Banks)	602,460	$6,637
	Hankuk Carbon Co., Ltd. (Chemicals)	80,763	1,674
	Hansol Chemical Co., Ltd. (Chemicals)	10,451	1,651
*	Hanwha Engine (Machinery)	94,664	2,822
*	HD-Hyundai Marine Engine Co., Ltd. (Machinery)	47,916	2,977
	IsuPetasys Co., Ltd. (Electronic Equipment, Instruments & Components)	21,395	1,770
	JB Financial Group Co. Ltd. (Banks)	378,482	6,739
	Korea Investment Holdings Co., Ltd. (Capital Markets)	36,922	4,145
	LS Electric Co., Ltd (Electrical Equipment)	13,589	4,339
*	Rainbow Robotics (Machinery)	8,867	2,896
*	Robotis Co., Ltd. (Electronic Equipment, Instruments & Components)	5,982	1,084
	Wonik IPS Co., Ltd. (Semiconductors & Semiconductor Equipment)	30,367	1,431
			39,437
	Taiwan—15.1%
	Acter Group Corporation Limited (Construction & Engineering)	64,000	1,591
	AP Memory Technology Corp. (Semiconductors & Semiconductor Equipment)	73,000	1,041
	ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	23,000	5,314
	AURAS Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	37,000	1,189
	Bizlink Holding Inc. (Electrical Equipment)	87,047	4,211
	Chenbro Micom Co., Ltd. (Technology Hardware, Storage & Peripherals)	88,000	2,815
	Chroma ATE, Inc. (Electronic Equipment, Instruments & Components)	128,000	3,157
	Fositek Corp. (Electronic Equipment, Instruments & Components)	51,000	2,638
	Gold Circuit Electronics Ltd. (Electronic Equipment, Instruments & Components)	106,000	2,318
	Hon. Precision, Inc (Semiconductors & Semiconductor Equipment)	69,313	7,556
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Taiwan—(continued)
	Innodisk Corp. (Technology Hardware, Storage & Peripherals)	79,000	$1,448
	Jentech Precision Industrial Co. Ltd. (Semiconductors & Semiconductor Equipment)	31,000	2,708
	L&K Engineering Co., Ltd. (Commercial Services & Supplies)	74,000	1,300
	MPI Corporation (Semiconductors & Semiconductor Equipment)	48,000	3,437
	Taichung Commercial Bank Company Limited (Banks)	5,300,287	3,509
	Taiwan Union Technology Corporation (Electronic Equipment, Instruments & Components)	413,000	6,493
	Tripod Technology Corp. (Electronic Equipment, Instruments & Components)	93,000	940
	Universal Microwave Technology, Inc. (Electronic Equipment, Instruments & Components)	176,000	3,803
			55,468
	Thailand—0.3%
	Kiatnakin Phatra Bank Public Company Limited (Banks)	625,900	1,351
	Total Emerging Asia		230,985
	Emerging Latin America—18.3%
	Brazil—8.3%
	CPFL Energia S.A. (Electric Utilities)	104,900	1,020
	Cury Construtora e Incorporadora SA (Household Durables)	918,200	5,401
	Cyrela Brazil Realty SA Empreendimentos e Participacoes (Household Durables)	314,300	1,699
	Direcional Engenharia SA (Household Durables)	2,006,400	5,170
	EcoRodovias Infraestrutura e Logistica S/A (Transportation Infrastructure)	1,023,800	1,981
	Grupo SBF SA (Specialty Retail)	318,300	753
	Inter & Co, Inc. (Banks)	651,818	5,527
*	Orizon Valorizacao de Residuos S.A. (Commercial Services & Supplies)	317,800	4,055
	TOTVS SA (Software)	370,400	2,844
	Vivara Participacoes SA (Textiles, Apparel & Luxury Goods)	307,800	1,867
			30,317
	Chile—3.6%
	Banco de Credito e Inversiones S.A (Banks)	78,541	5,092
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Emerging Markets Small Cap Growth Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—(continued)
	Chile—(continued)
	Banco Itau Chile SA (Banks)	11,071	$245
	Parque Arauco S.A. (Real Estate Management & Development)	1,043,034	3,462
	Plaza S.A. (Real Estate Management & Development)	1,221,908	4,321
			13,120
	Mexico—4.1%
*	BBB Foods, Inc. † (Consumer Staples Distribution & Retail)	103,516	3,457
	Gentera S.A.B. de C.V. (Consumer Finance)	2,269,100	5,791
*	Industrias Penoles, S.A.B. de C.V. (Metals & Mining)	111,290	5,846
			15,094
	Panama—0.5%
	Banco Latinoamericano de Comercio Exterior, S.A. (Financial Services)	42,619	1,901
	Peru—1.8%
	Hochschild Mining PLC (Metals & Mining)	408,778	2,829
	Intercorp Financial Services Inc (Banks)	90,432	3,831
			6,660
	Total Emerging Latin America		67,092
	Emerging Europe, Mid-East, Africa—11.3%
	Czech Republic—1.5%
	MONETA Money Bank, a. s. (Banks)	596,403	5,611
	Georgia—1.1%
	Lion Finance Group PLC (Banks)	33,312	4,176
	Greece—1.4%
	GEK TERNA Holdings S.A. (Construction & Engineering)	60,417	1,805
	Optima bank SA (Banks)	325,891	2,953
	Titan SA (Construction Materials)	5,333	329
			5,087
	Kazakhstan—1.1%
	JSC Halyk Bank (Banks)	42,287	1,266
	NAC Kazatomprom JSC (Oil, Gas & Consumable Fuels)	48,186	2,689
			3,955
	Morocco—0.3%
	Marsa Maroc SA (Transportation Infrastructure)	12,689	1,322
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—(continued)
	Saudi Arabia—0.6%
*	Rasan Information Technology Company (Insurance)	67,623	$2,089
	South Africa—1.4%
	DRDGOLD Limited (Metals & Mining)	471,443	1,490
	Pan African Resources PLC (Metals & Mining)	2,122,390	3,462
	Vukile Property Fund Limited (Retail REITs)	34,221	52
			5,004
	Turkey—2.6%
	ASELSAN Elektronik Sanayi ve Ticaret A.S. (Aerospace & Defense)	1,536,870	8,296
	Logo Yazilim Sanayi ve Ticaret A.S. (Software)	335,854	1,178
			9,474
	United Arab Emirates—1.3%
	Air Arabia PJSC (Airlines)	2,488,977	3,158
	Parkin Company PJSC (Commercial Services & Supplies)	1,152,586	1,786
			4,944
	Total Emerging Europe, Mid-East, Africa		41,662
	Western Hemisphere—3.9%
	Canada—1.1%
*	Aris Mining Corporation (Metals & Mining)	258,604	4,197
	United States—2.8%
	Aura Minerals Inc. (Metals & Mining)	70,839	3,572
*	Laureate Education, Inc. (Diversified Consumer Services)	195,492	6,582
			10,154
	Total Western Hemisphere		14,351
	United Kingdom—1.7%
	Airtel Africa PLC (Wireless Telecommunication Services)	1,304,672	6,247
	Total Common Stocks—98.0% (cost $301,047)		360,337
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Emerging Markets Small Cap Growth Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)

Issuer	Principal Amount	Value
Repurchase Agreements
Fixed Income Clearing Corporation, 1.150% dated 12/31/25, due 01/02/26, repurchase price $1,630, collateralized by U.S. Treasury Bond, 4.625%, due 11/15/2055, valued at $1,662	$1,630	$1,630
Total Repurchase Agreements—0.4% (cost $1,630)		1,630
Total Investments—98.4% (cost $302,677)		361,967
Cash and other assets, less liabilities—1.6%		5,816
Net Assets—100.0%		$367,783

ADR	American Depositary Receipt
PLC	Public Limited Company
REITs	Real Estate Investment Trust

*	Non-income producing security
†	U.S. listed foreign security
As of December 31, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$358,986	$1,351	$—	$360,337
Repurchase Agreements	—	1,630	—	1,630
Total Investments in Securities	$358,986	$2,981	$—	$361,967
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

China Growth Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—95.6%
	China—95.6%
	Agricultural Bank of China Ltd. (Banks)	61,000	$45
	Alibaba Group Holding Ltd. (Broadline Retail)	11,676	214
	Atour Lifestyle Holdings Ltd.—ADR (Hotels, Restaurants & Leisure)	969	38
	Bank of Ningbo Co. Ltd. (Banks)	6,990	28
*	Beijing Geekplus Technology Co., Ltd. (Machinery)	6,000	17
*	BeOne Medicines Ltd (Biotechnology)	700	16
	BYD Company Limited (Automobiles)	1,100	15
	China Life Insurance Company Limited (Insurance)	7,000	25
	China Merchants Bank Co. Ltd. (Banks)	7,000	48
	CMOC Group Limited (Metals & Mining)	9,000	22
	Contemporary Amperex Technology Co. Ltd. (Electrical Equipment)	1,340	71
	East Money Information Co.,Ltd. (Capital Markets)	7,200	24
	Eastroc Beverage Group Co. Ltd. (Beverages)	790	30
	Eoptolink Technology Inc., Ltd. (Electronic Equipment, Instruments & Components)	1,040	64
	Foxconn Industrial Internet Co. Ltd. (Electronic Equipment, Instruments & Components)	5,700	51
	Fuyao Glass Industry Group Co. Ltd. (Auto Components)	5,000	43
	GigaDevice Semiconductor Inc. (Semiconductors & Semiconductor Equipment)	700	22
	Hansoh Pharmaceutical Group Company Limited (Pharmaceuticals)	4,000	19
	Huaming Power Equipment Co. Ltd. (Machinery)	8,200	30
	Industrial and Commercial Bank of China Limited (Banks)	45,000	36
*	Innovent Biologics, Inc. (Biotechnology)	1,500	15
	Jiangsu Hengli Hydraulic Co. Ltd. (Machinery)	1,200	19
	Jiangsu Hengrui Pharmaceuticals Co.,Ltd (Pharmaceuticals)	3,200	27
	Jones Tech PLC (Electronic Equipment, Instruments & Components)	2,300	16
	Laopu Gold Co., Ltd. (Textiles, Apparel & Luxury Goods)	300	24
	Mao Geping Cosmetics CO.,LTD. (Personal Care Products)	1,300	14
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	China—(continued)
*	Meitu, Inc. (Interactive Media & Services)	26,000	$23
	NetEase, Inc. (Entertainment)	2,300	63
	PICC Property and Casualty Company Limited (Insurance)	14,000	30
	Pop Mart International Group Ltd. (Specialty Retail)	1,800	43
	Shanghai Chicmax Cosmetics Co., Ltd. (Personal Care Products)	1,800	17
	Shengyi Technology Co.,Ltd. (Electronic Equipment, Instruments & Components)	4,500	46
	Shenzhen Envicool Technology Co., Ltd. (Machinery)	2,000	31
	Shenzhen Inovance Technology Co. Ltd. (Machinery)	4,100	44
	Sieyuan Electric Co. Ltd. (Electrical Equipment)	1,800	40
	Tencent Holdings Ltd. (Interactive Media & Services)	3,900	300
	Trip.com Group Ltd. (Hotels, Restaurants & Leisure)	700	50
	Victory Giant Technology (HuiZhou) Co., Ltd. (Electronic Equipment, Instruments & Components)	700	29
	WUS Printed Circuit Kunshan Co. Ltd. (Electronic Equipment, Instruments & Components)	4,200	44
	WuXi AppTec Co., Ltd. (Life Sciences Tools & Services)	2,100	27
*	WuXi XDC Cayman Inc. (Life Sciences Tools & Services)	2,000	16
*	Xiaomi Corporation (Technology Hardware, Storage & Peripherals)	7,600	38
	Yutong Bus Co. Ltd. (Machinery)	7,100	33
*	Zhejiang Leapmotor Technology Co., Ltd. (Automobiles)	2,300	14
	Zhongji Innolight Co. Ltd. (Communications Equipment)	800	70
	Zijin Mining Group Company Limited (Metals & Mining)	12,000	55
	Total Emerging Asia		1,986
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

China Growth Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Asia Ex-Japan—3.0%
	Hong Kong—3.0%
*	Futu Holdings Ltd.—ADR (Capital Markets)	157	$26
	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	700	36
	Total Asia Ex-Japan		62
	Total Common Stocks—98.6% (cost $1,525)		2,048
	Total Investments—98.6% (cost $1,525)		2,048
	Cash and other assets, less liabilities—1.4%		30
	Net Assets—100.0%		$2,078

ADR	American Depositary Receipt
PLC	Public Limited Company

*	Non-income producing security
As of December 31, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$2,048	$—	$—	$2,048
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Emerging Markets Debt Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)

Issuer	Principal Amount		Value
Foreign Government Bonds—62.6%
Angola—0.7%
Angola Government International Bond, 9.125%, due 11/26/49		$600	$517
Argentina—3.8%
Argentina Government Bond, 29.500%, due 5/30/30	ARS	200,000	151
Argentina Government International Bond,
0.000%, due 12/15/35(a)	EUR	500	51
0.000%, due 12/15/35(a)		$3,480	89
1.000%, due 7/9/29		116	104
1.750%, due 7/9/30(a)		992	845
4.250%, due 1/9/38(a)	EUR	350	304
4.875%, due 7/9/41(a)		$700	484
5.000%, due 7/9/46(a)		1,021	727
			2,755
Bahrain—0.5%
Bahrain Government International Bond, 5.250%, due 1/25/33		400	381
Barbados—0.3%
Barbados Government International Bond, 8.000%, due 6/26/35(b)		200	211
Benin—0.4%
Benin Government International Bond, 6.875%, due 1/19/52	EUR	250	265
Bermuda—0.2%
Bermuda Government International Bond, 3.375%, due 8/20/50		$260	180
Bosnia & Herzegovina—0.4%
Federation of Bosnia and Herzegovina, 5.500%, due 7/17/30(b)	EUR	250	305
Brazil—2.3%
Brazil Government International Bond, 4.750%, due 1/14/50		$1,350	981
Brazil Letras do Tesouro Nacional, 0.010%, due 1/1/32	BRL	7,400	626
Brazil Notas do Tesouro Nacional, 10.000%, due 1/1/33		610	94
			1,701
Cameroon—0.1%
Cameroon Government International Bond, 5.950%, due 7/7/32	EUR	100	99
Chile—1.2%
Chile Government International Bond,
2.550%, due 7/27/33		$420	364
3.250%, due 9/21/71		200	124
Republic of Chile Peso Treasury Bonds, 4.700%, due 9/1/30	CLP	340,000	370
			858
Colombia—1.5%
Colombia Government International Bond,
4.125%, due 2/22/42		$400	275
4.125%, due 5/15/51		450	278
6.500%, due 11/26/38	EUR	170	193
Issuer	Principal Amount		Value
Foreign Government Bonds—(continued)
Colombia—(continued)
Colombia Treasury Bond,
7.000%, due 6/30/32	COP	920,000	$182
7.250%, due 10/26/50		1,300,000	201
			1,129
Costa Rica—0.4%
Costa Rica International Bond, 7.300%, due 11/13/54		$250	280
Dominican Republic—2.5%
Dominican Republic International Bond,
4.875%, due 9/23/32		950	914
5.875%, due 10/28/35(b)		150	150
5.875%, due 1/30/60		200	179
10.500%, due 3/15/37(b)	DOP	33,000	561
			1,804
Ecuador—2.0%
Ecuador Government International Bond,
0.010%, due 7/31/30		$500	427
6.900%, due 7/31/30(a)		400	395
6.900%, due 7/31/35(a)		220	194
6.900%, due 7/31/40(a)		600	466
			1,482
Egypt—3.3%
Egypt Government International Bond,
5.625%, due 4/16/30	EUR	250	293
5.800%, due 9/30/27		$900	910
7.500%, due 2/16/61		800	697
8.150%, due 11/20/59		200	188
Egypt Treasury Bill, 24.907%, due 3/17/26	EGP	16,500	329
			2,417
El Salvador—0.8%
El Salvador Government International Bond,
0.250%, due 4/17/30(b)		$200	5
7.125%, due 1/20/50		615	565
			570
Gabon—0.7%
Gabon Government International Bond, 7.000%, due 11/24/31		650	497
Ghana—1.7%
Ghana Government International Bond,
0.000%, due 7/3/26(b)		200	196
6.000%, due 7/3/29(a),(b)		260	256
6.000%, due 7/3/35(a)		850	776
			1,228
Guatemala—1.6%
Guatemala Government Bond, 6.550%, due 2/6/37		290	309
Guatemala Government International Bond,
3.700%, due 10/7/33		800	714
4.650%, due 10/7/41		200	172
			1,195
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Emerging Markets Debt Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)
Issuer	Principal Amount		Value
Foreign Government Bonds—(continued)
Hungary—2.2%
Hungary Government International Bond,
1.500%, due 11/17/50	EUR	200	$117
3.125%, due 9/21/51		$700	430
4.000%, due 4/28/51	HUF	350,000	661
6.125%, due 5/22/28		$400	415
			1,623
Indonesia—1.5%
Indonesia Government International Bond,
3.850%, due 10/15/30		200	197
4.750%, due 9/10/34		450	449
4.900%, due 4/16/36		200	200
Perusahaan Penerbit SBSN Indonesia III, 4.700%, due 6/6/32		280	283
			1,129
Ivory Coast—0.4%
Ivory Coast Government International Bond,
6.625%, due 3/22/48	EUR	100	106
6.625%, due 3/22/48		200	213
			319
Jamaica—0.9%
Jamaica Government International Bond,
8.000%, due 3/15/39		$150	181
9.625%, due 11/3/30	JMD	67,500	446
			627
Kazakhstan—0.4%
Kazakhstan Government Bond, 12.000%, due 2/22/31	KZT	175,000	298
Kenya—0.3%
Kenya Government International Bond, 6.300%, due 1/23/34		$250	229
Kyrgyzstan—0.8%
Kyrgyzstan Government Bond, 7.750%, due 6/3/30(b)		550	566
Laos—0.3%
Laos Government International Bond, 11.250%, due 11/12/30(b)		200	202
Lebanon—0.9%
Lebanon Government International Bond,
5.800%, due 4/14/20(c)		960	221
6.600%, due 11/27/26(c)		580	133
6.850%, due 3/23/27(c)		200	46
8.200%, due 5/17/33(c)		1,260	291
			691
Mexico—1.5%
Mexico Goverment Bond, 3.750%, due 4/19/71		1,850	1,091
Mongolia—0.6%
Mongolia Government International Bond, 3.500%, due 7/7/27		450	436
Morocco—0.2%
Morocco Government International Bond, 4.000%, due 12/15/50		200	146
Issuer	Principal Amount		Value
Foreign Government Bonds—(continued)
Nigeria—1.8%
Central Bank of Nigeria Bond, 0.010%, due 2/10/26	NGN	510,000	$345
Nigeria Government International Bond,
7.143%, due 2/23/30		$200	207
8.250%, due 9/28/51		350	343
8.631%, due 1/13/36(b)		200	215
9.130%, due 1/13/46(b)		200	215
			1,325
Oman—1.9%
Oman Government International Bond, 6.750%, due 1/17/48		1,250	1,378
Pakistan—1.5%
Pakistan Government International Bond,
6.000%, due 4/8/26		200	200
6.875%, due 12/5/27		500	504
8.875%, due 4/8/51		200	196
Pakistan Treasury Bills, 10.478%, due 10/29/26	PKR	55,000	181
			1,081
Panama—1.3%
Panama Government International Bond,
2.252%, due 9/29/32		$200	165
3.870%, due 7/23/60		830	548
4.500%, due 4/1/56		280	210
			923
Paraguay—1.9%
Paraguay Government International Bond,
2.739%, due 1/29/33		250	223
5.400%, due 3/30/50		600	562
6.650%, due 3/4/55		200	218
8.500%, due 3/4/35(b)	PYG	2,500,000	363
			1,366
Peru—0.9%
Peru Government International Bond,
2.783%, due 1/23/31		$260	241
3.230%, due 7/28/21		400	218
3.600%, due 1/15/72		360	228
			687
Philippines—1.1%
Philippines Government International Bond,
3.700%, due 2/2/42		700	577
5.500%, due 2/4/35		200	212
			789
Poland—1.0%
Poland Government International Bond,
5.125%, due 9/18/34		200	204
5.500%, due 4/4/53		350	334
5.500%, due 3/18/54		200	191
			729
Romania—2.3%
Romania Government International Bond,
2.000%, due 4/14/33	EUR	455	434
2.875%, due 4/13/42		530	410
5.250%, due 11/25/27		$400	406
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Emerging Markets Debt Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)
Issuer	Principal Amount		Value
Foreign Government Bonds—(continued)
Romania—(continued)
5.625%, due 2/22/36(b)	EUR	200	$232
5.625%, due 5/30/37(b)		150	171
			1,653
Saudi Arabia—0.6%
Saudi Arabia Government International Bond, 3.450%, due 2/2/61		$650	414
Senegal—0.5%
Senegal Government International Bond, 6.750%, due 3/13/48		700	373
South Africa—1.2%
Republic of South Africa Government International Bond, 7.250%, due 12/11/55(b)		550	545
South Africa Government International Bond, 5.750%, due 9/30/49		350	295
			840
Sri Lanka—2.1%
Sri Lanka Government International Bond,
3.350%, due 1/15/30(a),(b)		260	246
3.350%, due 3/15/33(a)		160	137
3.600%, due 6/15/35(a)		200	152
4.000%, due 4/15/28		292	280
8.750%, due 3/15/33(a),(b)		300	257
9.500%, due 5/15/36(a),(b)		100	91
9.750%, due 2/15/38(a),(b)		200	181
11.000%, due 12/15/29	LKR	45,000	151
			1,495
Suriname—0.4%
Suriname Government International Bond, 8.500%, due 11/6/35(b)		$300	324
Trinidad and Tobago—1.0%
Trinidad and Tobago Government International Bond,
6.400%, due 6/26/34(b)		200	201
6.400%, due 6/26/34		510	514
			715
Tunisia—0.5%
Tunisian Government Bond, 6.375%, due 7/15/26	EUR	320	375
Turkey—2.2%
Turkey Foundation Bank, 5 year CMT + 4.439%, 1.000%, due 12/31/99(b),(d),(e)		$250	250
Turkey Government Bond, 37.000%, due 2/18/26	TRY	12,000	279
Turkey Government International Bond,
4.875%, due 4/16/43		$200	154
5.250%, due 3/13/30		240	239
7.625%, due 5/15/34		200	217
9.375%, due 3/14/29		400	449
			1,588
Issuer	Principal Amount		Value
Foreign Government Bonds—(continued)
Uganda—0.4%
Uganda Government Bond, 15.000%, due 6/18/43	UGX	1,200,000	$284
Ukraine—1.5%
Ukraine Government International Bond,
4.000%, due 2/1/32(a),(b)		$456	344
7.750%, due 2/1/36(a)		1,000	585
7.750%, due 2/1/36(a)		300	169
			1,098
United Arab Emirates—1.1%
Abu Dhabi Government International Bond, 3.000%, due 9/15/51		1,200	815
Uruguay—1.1%
Oriental Republic of Uruguay, 5.250%, due 9/10/60		470	440
Uruguay Government International Bond, 9.750%, due 7/20/33	UYU	12,000	345
			785
Uzbekistan—0.6%
Uzbekistan Government International Bond,
5.375%, due 5/29/27(b)	EUR	200	240
6.900%, due 2/28/32(b)		$200	215
			455
Venezuela—0.2%
Venezuela Government International Bond, 11.950%, due 8/5/31(c)		400	127
Zambia—1.1%
Zambia Government International Bond,
0.500%, due 12/31/53		400	283
5.750%, due 6/30/33(a)		247	243
21.800%, due 3/17/40	ZMW	5,400	281
			807
Total Foreign Government Bonds			45,657
Foreign Corporate Bonds—27.3%
Angola—0.6%
Avenir Issuer III (Ireland) Designated Activity Company, 6.000%, due 3/22/27		$166	162
Avenir Issuer IV (Ireland) Designated Activity Company, 6.000%, due 12/30/27		317	308
			470
Bahrain—0.4%
CBB International Sukuk Programme Company W.L.L., 6.250%, due 10/18/30		250	257
Brazil—1.7%
Aegea Finance S.a r.l., 7.625%, due 1/20/36(b)		200	191
Brazil Minas SPE via State of Minas Gerais, 5.333%, due 2/15/28		207	207
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Emerging Markets Debt Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)
Issuer	Principal Amount		Value
Foreign Corporate Bonds—(continued)
Brazil—(continued)
CSN Inova Ventures, 6.750%, due 1/28/28		$200	$185
PRIO Luxembourg Holding Sarl, 6.750%, due 10/15/30(b)		250	244
Raizen Fuels Finance SA, 6.700%, due 2/25/37		200	162
Yinson Bergenia Production B.V., 8.498%, due 1/31/45(b)		230	241
			1,230
Chile—1.3%
Corp. Nacional del Cobre de Chile,
3.700%, due 1/30/50		410	291
6.440%, due 1/26/36(b)		200	216
Inversiones CMPC SA, 5 year CMT + 2.834%, 6.700%, due 12/9/57(b),(d)		250	251
Latam Airlines Group S.A., 7.875%, due 4/15/30(b)		200	210
			968
China—0.6%
China Oil & Gas Group Limited, 4.700%, due 6/30/26		200	197
Prosus N.V., 3.061%, due 7/13/31		250	227
			424
Colombia—1.6%
Aris Mining Corp, 8.000%, due 10/31/29		250	261
Avianca Midco 2 PLC, 9.000%, due 12/1/28		150	151
Banco Davivienda S.A., 6.650%, due 12/31/99(e)		200	188
Bancolombia S.A. , 5 year CMT + 4.320%, 8.625%, due 12/24/34(d)		250	267
Bogota Distrito Capital, 13.140%, due 11/5/35(b)	COP	1,060,000	281
			1,148
Costa Rica—0.3%
Liberty Costa Rica Senior Secured Finance, 10.875%, due 1/15/31		$200	210
El Salvador—0.2%
Comision Ejecutiva Hidroelectrica del Rio Lempa, 8.650%, due 1/24/33(b)		150	161
Hungary—0.3%
OTP Bank Nyrt., 5 year CMT + 2.861%, 7.300%, due 7/30/35(d)		200	210
India—1.5%
Inter-American Development Bank, 7.350%, due 10/6/30	INR	22,000	249
IRB Infrastructure Developers Limited, 7.110%, due 3/11/32		$250	258
Issuer	Principal Amount		Value
Foreign Corporate Bonds—(continued)
India—(continued)
Network i2i Limited, 5 year CMT + 3.390%, 3.975%, due 12/31/99(d),(e)		$200	$199
Sael Limited, 7.800%, due 7/31/31		188	192
Vedanta Resources, 9.850%, due 4/24/33		200	206
			1,104
Indonesia—2.4%
Indonesia Government Sukuk, 5.200%, due 7/23/35(b)		250	255
Nickel Industries Limited, 9.000%, due 9/30/30(b)		250	259
Pertamina Persero PT, 2.300%, due 2/9/31		450	400
PT Bank Negara Indonesia (Persero) Tbk, 3.750%, due 3/30/26		200	198
PT Pertamina (Persero), 6.000%, due 5/3/42		200	203
PT Pertamina Hulu Energi, 5.250%, due 5/21/30(b)		250	255
PT Sorik Marapi Geothermal Power, 7.750%, due 8/5/31(b)		192	197
			1,767
Iraq—0.3%
Pearl Petroleum, 13.000%, due 5/15/28		200	217
Kazakhstan—0.6%
ForteBank JSC, 7.750%, due 2/4/30		250	251
JSC Kaspi.kz, 6.250%, due 3/26/30(b)		200	204
			455
Macao—0.3%
Melco Resorts & Entertainment Limited, 5.375%, due 12/4/29		250	247
Malaysia—0.9%
Khazanah Capital Limited,
4.759%, due 9/5/34		450	455
4.876%, due 6/1/33		200	204
			659
Mexico—3.6%
America Movil SAB de CV, 10.300%, due 1/30/34	MXN	4,300	249
Banco Mercantil del Norte, 5 year CMT + 4.072%, 8.375%, due 12/31/99(d),(e)		$200	209
Eagle Funding LuxCo S.a r.l., 5.500%, due 8/17/30(b)		500	509
Petroleos Mexicanos,
6.750%, due 9/21/47		1,175	964
6.840%, due 1/23/30		310	315
7.690%, due 1/23/50		220	197
Saavi Energia S.a r.l., 8.875%, due 2/10/35(b)		200	216
			2,659
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Emerging Markets Debt Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)
Issuer	Principal Amount		Value
Foreign Corporate Bonds—(continued)
Peru—1.5%
Banco de Credito del Peru S.A.,
7.850%, due 1/11/29(b)	PEN	400	$126
7.850%, due 1/11/29		250	79
Compania de Minas Buenaventura S.A.A., 6.800%, due 2/4/32(b)		$200	208
Credicorp Capital Sociedad Titulizadora S.A., 9.700%, due 3/5/45	PEN	480	150
Minsur SA, 4.500%, due 10/28/31		$300	287
Volcan Cia Minera SAA, 8.500%, due 10/28/32(b)		250	256
			1,106
Saudi Arabia—2.4%
Dar Al-Arkan Sukuk Company Limited, 7.250%, due 7/2/30		250	253
Gaci First Investment Co., 4.875%, due 2/14/35		400	397
KSA Sukuk Limited, 5.250%, due 6/4/34		800	825
SAB AT1 Limited, 5 year CMT + 2.302%, 6.500%, due 12/31/99(d),(e)		250	254
			1,729
Serbia—0.3%
Telekom Srbija, 7.000%, due 10/28/29		200	200
South Africa—0.3%
Stillwater Mining Co., 4.000%, due 11/16/26		210	208
Supranational—0.3%
Africa Finance Corporation, 5 year CMT + 3.015%, 7.500%, due 12/31/99(b),(d),(e)		200	202
Trinidad and Tobago—0.6%
Heritage Petroleum Company, 9.000%, due 8/12/29		200	206
Port of Spain Waterfront Development, 7.875%, due 2/19/40(b)		193	192
			398
Turkey—0.6%
Cimko Cement and Concrete Industry and Trade Inc., 10.750%, due 5/21/30		200	212
Export Credit Bank of Turkey, 5.750%, due 7/6/26		200	201
			413
United Arab Emirates—2.5%
Abu Dhabi Commercial Bank, 5 year CMT + 1.677%, 5.361%, due 3/10/35(d)		250	254
Issuer	Principal Amount	Value
Foreign Corporate Bonds—(continued)
United Arab Emirates—(continued)
Abu Dhabi Developmental Holding Company PJSC, 5.375%, due 5/8/29	$200	$207
Aldar Properties PJSC, 5 year CMT + 2.042%, 6.623%, due 4/15/55(d)	200	209
Finance Department Government of Sharjah,
4.000%, due 7/28/50	700	469
6.125%, due 3/6/36(b)	200	206
First Abu Dhabi Bank PJSC, 6 year CMT + 4.138%, 4.500%, due 12/31/99(d),(e)	250	249
Sobha Sukuk Limited, 8.750%, due 7/17/28	250	260
		1,854
Uruguay—0.3%
Navios South American Logistics Inc, 8.875%, due 7/14/30	200	206
Uzbekistan—0.6%
Ipoteka-Bank ATIB, 6.450%, due 10/9/30	250	250
Uzauto Motors AJ, 7.375%, due 11/19/30(b)	200	200
		450
Venezuela—1.3%
Petroleum of Venezuela S.A.,
8.500%, due 10/27/20(c)	75	75
12.750%, due 2/17/22(c)	3,140	892
		967
Total Foreign Corporate Bonds		19,919
Foreign Municipal Bonds—0.3%
Argentina—0.3%
Provincia de Buenos Aires,
5.875%, due 9/1/37(a),(b)	50	33
6.625%, due 9/1/37(a)	285	218
		251
Total Foreign Municipal Bonds		251
U.S. Government—3.3%
U.S. Treasury Bill,
3.448%, due 7/9/26(f)	980	963
3.485%, due 10/1/26	360	351
3.502%, due 10/29/26	180	175
3.532%, due 6/11/26	500	492
U.S. Treasury Bond, 4.860%, due 8/15/54	480	434
Total U.S. Government		2,415
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Emerging Markets Debt Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)
Issuer	Principal Amount	Value
Repurchase Agreements—3.1%
Fixed Income Clearing Corporation, 1.150% dated 12/31/25, due 01/02/26, repurchase price $2,264, collateralized by U.S. Treasury Bond, 4.750%, due 02/15/2041, valued at $2,309	$2,264	$2,264
Total Repurchase Agreements—3.1% (cost $2,264)		2,264
Total Purchased Options—0.1% (premiums paid $97)		74
Total Investments—96.7% (cost $66,231)		70,580
Cash and other assets, less liabilities—3.3%		2,418
Net Assets—100.0%		$72,998

CMT	Constant Maturity Treasury
PLC	Public Limited Company

(a)
Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of December 31, 2025.

(b)
Security exempt from registration under Rule 144A of the Securities
Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Security is currently in default and/or non-income producing.
(d)	Floating Rate Bond. Rate shown is as of December 31, 2025.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Security, or portion of security, is segregated as collateral to cover initial margin requirements on centrally cleared swaps aggregating a total value of $455 (in thousands).

Forward Foreign Currency Contracts
Settlement Date	Deliver/Receive	Counterparty	Local Currency (in thousands)	USD (Base) Purchased or Sold	Current Value	Net Unrealized Appreciation (Depreciation)
Foreign Currency Bought
1/16/26	Argentine Peso	Citibank N.A.	474,740	$334	$322	$(12)
3/18/26	Indian Rupee	Citibank N.A.	14,843	164	164	—
3/18/26	Uzbekistan Sum	Citibank N.A.	3,899,258	321	319	(2)
3/18/26	Angola Kwanza	Citibank N.A.	158,818	170	169	(1)
3/18/26	Ukranian Hryvnia	Citibank N.A.	7,151	166	166	—
3/18/26	Kenyan Shilling	Citibank N.A.	22,286	170	171	1
Foreign Currency Sold
1/16/26	Argentine Peso	Citibank N.A.	624,740	428	424	4
3/18/26	Colombian Peso	Citibank N.A.	2,578,075	657	666	(9)
3/18/26	Euro	Citibank N.A.	3,339	3,905	3,937	(32)
Total net unrealized appreciation (depreciation) on forward foreign currency contracts						$(51)

Purchased Options Contracts
Description	Counterparty	Exercise Price/Rate	Expiration Date	Number of Contracts	Notional Amount (in thousands)		Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
Call–OTC EUR versus USD	Citibank N.A.	1.1972	6/15/2026	1,228,000	EUR	1,228	$16	$19	$(3)
Call–OTC EUR versus USD	Citibank N.A.	1.1987	6/15/2026	1,666,000		1,666	21	25	(4)
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Emerging Markets Debt Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)
Purchased Options Contracts (continued)
Description	Counterparty	Exercise Price/Rate	Expiration Date	Number of Contracts	Notional Amount (in thousands)	Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
Put–OTC EUR versus USD	Citibank N.A.	1.1749	6/15/2026	1,666,000	1,666	$23	$25	$(2)
Put–OTC USD versus JPY	Citibank N.A.	155.0200	2/24/2026	1,371,300	$1,371	14	28	(14)
						$74	$97	$(23)

Centrally Cleared Credit Default Swaps
Reference Entity	Buy/Sell Protection	Fixed (Pay) Receive Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)	Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Argentine Republic Government International Bond	Buy	(1.000)%	Quarterly	June 2027	ICE	$250	$205	$15	$(190)
Argentine Republic Government International Bond	Buy	(1.000)%	Quarterly	December 2029	ICE	204	94	36	(58)
Ivory Coast Government International Bond	Buy	(1.000)%	Quarterly	December 2030	ICE	300	23	20	(3)
Republic of South Africa Government International Bond	Buy	(1.000)%	Quarterly	December 2030	ICE	300	5	4	(1)
Saudi Arabia Government International Bond	Buy	(1.000)%	Quarterly	December 2026	ICE	400	(6)	(3)	3
Turkey Government International Bond	Buy	(1.000)%	Quarterly	December 2030	ICE	750	54	34	(20)
Argentine Republic Government International Bond	Sell	5.000%	Quarterly	June 2027	ICE	250	(190)	(1)	189
									$(80)

Centrally Cleared Interest Rate Swaps
Floating Rate Reference	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)		Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
1-Day USD-SOFR Compounded	Pay	4.500%	Annual	March 2027	LCH		$4,835	$45	$74	$29
1-Day USD-SOFR Compounded	Pay	4.250%	Annual	March 2029	LCH		3,614	24	99	75
1-Day USD-SOFR Compounded	Pay	3.750%	Annual	March 2032	LCH		3,873	1	28	27
1-Day USD-SOFR Compounded	Pay	3.600%	Annual	September 2035	LCH		2,621	1	(43)	(44)
1-Day USD-SOFR Compounded	Pay	4.000%	Annual	March 2044	LCH		4,275	(20)	(87)	(67)
1-Day USD-SOFR Compounded	Receive	3.500%	Annual	September 2054	LCH		3,092	194	357	163
6-Month EUR- EURIBOR	Receive	3.000%	Annual	March 2027	LCH	EUR	170	—	(6)	(6)
6-Month EUR- EURIBOR	Receive	2.750%	Annual	March 2031	LCH		689	(23)	(19)	4
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Emerging Markets Debt Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)
Centrally Cleared Interest Rate Swaps (continued)
Floating Rate Reference	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)		Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
6-Month EUR- EURIBOR	Receive	3.250%	Annual	September 2033	LCH	EUR	400	(25)	(17)	8
6-Month EUR- EURIBOR	Receive	2.750%	Annual	March 2034	LCH		172	(4)	(2)	2
6-Month EUR- EURIBOR	Receive	3.250%	Annual	September 2037	LCH		494	(25)	(15)	10
6-Month EUR- EURIBOR	Receive	2.750%	Annual	March 2039	LCH		1,222	(8)	32	40
6-Month EUR- EURIBOR	Receive	2.500%	Annual	March 2049	LCH		182	13	24	11
										$252
Total net unrealized appreciation (depreciation) on swaps										$172

ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate
LCH	London Clearing House
EURIBOR	Euro Interbank Offered Rate

Currency Legend
ARS	Argentina Peso
BRL	Brazilian Real
CLP	Chile Peso
COP	Colombian Peso
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
HUF	Hungary Forint
INR	Indian Rupee
JMD	Jamaican Dollar
KZT	Kazakhstan Tenge
LKR	Sri Lanka Rupee
MXN	Mexican Peso
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PKR	Pakistani Rupee
PYG	Paraguay Guarani
TRY	Turkish Lira
UGX	Uganda Shilling
USD	United States Dollar
UYU	Uruguayan Peso
ZMW	Zambian Kwacha
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Emerging Markets Debt Fund
Portfolio of Investments, December 31, 2025 (all dollar amounts in thousands)
As of December 31, 2025, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$45,657	$—	$45,657
Foreign Corporate Bonds	—	19,919	—	19,919
U.S. Government	—	2,415	—	2,415
Repurchase Agreements	—	2,264	—	2,264
Foreign Municipal Bonds	—	251	—	251
Purchased Options	—	74	—	74
Total Investments in Securities	$—	$70,580	$—	$70,580

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Contracts	$—	$5	$—	$5
Swaps	—	561	—	561
Liabilities
Forward Foreign Currency Contracts	—	(56)	—	(56)
Swaps	—	(389)	—	(389)
Total Other Financial Instruments	$—	$121	$—	$121
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Statements of Assets and Liabilities
As of December 31, 2025 (dollar amounts in thousands)

	Growth Fund	Large Cap Growth Fund	Mid Cap Value Fund	Small-Mid Cap Core Fund
Assets
Investments in securities, at cost	$162,463	$1,850,430	$1,060	$111,381
Investments in securities, at value	$228,421	$2,630,794	$1,310	$122,968
Cash	—	—	77	—
Receivable for securities sold	176	—	—	—
Receivable for fund shares sold	3	1,790	—	24,835
Receivable from Adviser	2	228	14	15
Dividends and interest receivable	34	1	3	71
Total assets	228,636	2,632,813	1,404	147,889
Liabilities
Payable for fund shares redeemed	41	1,194	—	24,589
Management fee payable	151	1,361	1	96
Distribution fee payable	6	29	—	—
Other payables and accrued expenses	73	500	50	75
Total liabilities	271	3,084	51	24,760
Net assets	$228,365	$2,629,729	$1,353	$123,129
Capital
Composition of net assets
Paid in capital	$157,087	$1,822,802	$1,108	$111,790
Total distributable earnings (loss)	71,278	806,927	245	11,339
Net assets	$228,365	$2,629,729	$1,353	$123,129
Class N shares
Net assets	$28,449	$132,535	—	—
Shares outstanding	4,243,138	4,799,832	—	—
Net asset value per share	$6.70	$27.61	—	—
Class I shares
Net assets	$162,350	$1,905,753	$70	$18,138
Shares outstanding	14,862,067	63,252,485	5,853	1,090,575
Net asset value per share	$10.92	$30.13	$11.86	$16.63
Class R6 shares
Net assets	$37,566	$591,441	$1,283	$104,991
Shares outstanding	3,409,017	19,624,665	108,217	6,306,323
Net asset value per share	$11.02	$30.14	$11.86	$16.65
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Statements of Operations
For the Year Ended December 31, 2025 (dollar amounts in thousands)

	Growth Fund	Large Cap Growth Fund	Mid Cap Value Fund	Small-Mid Cap Core Fund
Investment income
Dividends	$1,055	$12,394	$29	$1,337
Less foreign tax withheld	(3)	—	—	(11)
Interest	49	161	—	44
Total income	1,101	12,555	29	1,370
Expenses
Management fees	1,763	16,282	11	1,146
Distribution fees	74	379	—	—
Custodian fees	60	85	57	70
Transfer agent fees	84	181	1	10
Sub-transfer agent fees
Class N	38	197	—	—
Class I	66	2,129	—	77
Professional fees	48	243	31	38
Registration fees	48	77	35	35
Shareholder reporting fees	19	93	9	11
Trustee fees	22	254	—	12
Other expenses	12	87	4	8
Total expenses before expense limitation	2,234	20,007	148	1,407
Expenses waived or reimbursed by the Adviser
Class N	(15)	(178)	—	—
Class I	—	(1,888)	(7)	(127)
Class R6	—	(231)	(130)	(108)
Total expenses waived or reimbursed by the Adviser	(15)	(2,297)	(137)	(235)
Net expenses	2,219	17,710	11	1,172
Net investment income (loss)	(1,118)	(5,155)	18	198
Realized and unrealized gain (loss)
Net realized gain (loss) on transactions from:
Investments in securities	56,339	207,500	14	1,181
Total net realized gain	56,339	207,500	14	1,181
Change in net unrealized appreciation (depreciation) of:
Investments in securities	(32,212)	96,681	76	802
Change in net unrealized appreciation (depreciation)	(32,212)	96,681	76	802
Net increase (decrease) in net assets resulting from operations	$23,009	$299,026	$108	$2,181
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Statements of Changes in Net Assets
For the Years Ended December 31, 2025 and 2024 (dollar amounts in thousands)

	Growth Fund		Large Cap Growth Fund		Mid Cap Value Fund		Small-Mid Cap Core Fund
	2025	2024	2025	2024	2025	2024	2025	2024
Operations
Net investment income (loss)	$(1,118)	$(974)	$(5,155)	$(3,065)	$18	$22	$198	$302
Net realized gain (loss) on investments, and other assets and liabilities	56,339	64,672	207,500	319,531	14	48	1,181	28,376
Change in net unrealized appreciation (depreciation) on investments, and other assets and liabilities	(32,212)	(12,938)	96,681	193,373	76	100	802	(6,005)
Net increase (decrease) in net assets resulting from operations	23,009	50,760	299,026	509,839	108	170	2,181	22,673
Distributions to shareholders
Class N	(8,871)	(8,100)	(11,487)	(10,648)	—	—	—	—
Class I	(35,654)	(34,685)	(151,139)	(114,762)	(1)	(1)	(1,279)	(1,373)
Class R6	(8,348)	(9,050)	(48,128)	(35,091)	(19)	(21)	(2,352)	(1,043)
Total distributions	(52,873)	(51,835)	(210,754)	(160,501)	(20)	(22)	(3,631)	(2,416)
Capital stock transactions
Proceeds from sales of shares	8,569	12,776	405,349	1,325,216	1	132	68,856	40,728
Shares issued in reinvestment of income dividends and capital gain distributions	50,826	49,121	188,267	144,462	20	22	3,478	2,288
Less cost of shares redeemed	(51,082)	(50,298)	(855,382)	(649,895)	(513)	(3)	(72,406)	(134,802)
Net increase (decrease) in net assets resulting from capital share transactions	8,313	11,599	(261,766)	819,783	(492)	151	(72)	(91,786)
Net increase (decrease) in net assets	(21,551)	10,524	(173,494)	1,169,121	(404)	299	(1,522)	(71,529)
Net Assets
Beginning of period	249,916	239,392	2,803,223	1,634,102	1,757	1,458	124,651	196,180
End of period	$228,365	$249,916	$2,629,729	$2,803,223	$1,353	$1,757	$123,129	$124,651
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Statements of Assets and Liabilities
As of December 31, 2025 (dollar amounts in thousands)

	Small-Mid Cap Growth Fund	Small-Mid Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund
Assets
Investments in securities, at cost	$1,050,248	$3,193	$873,571	$781,924
Investments in securities, at value	$1,235,029	$3,494	$987,407	$919,455
Receivable for securities sold	19,412	—	112	—
Receivable for fund shares sold	186	—	2,804	307
Receivable from Adviser	100	13	116	11
Dividends and interest receivable	316	2	410	1,251
Total assets	1,255,043	3,509	990,849	921,024
Liabilities
Payable for securities purchased	—	—	2,001	514
Payable for fund shares redeemed	716	—	683	262
Management fee payable	1,041	2	806	597
Distribution fee payable	14	—	24	—
Other payables and accrued expenses	321	50	235	195
Total liabilities	2,092	52	3,749	1,568
Net assets	$1,252,951	$3,457	$987,100	$919,456
Capital
Composition of net assets
Paid in capital	$1,059,765	$3,302	$887,360	$858,242
Total distributable earnings (loss)	193,186	155	99,740	61,214
Net assets	$1,252,951	$3,457	$987,100	$919,456
Class N shares
Net assets	$62,475	—	$110,716	$1,978
Shares outstanding	2,536,603	—	4,068,603	66,271
Net asset value per share	$24.63	—	$27.21	$29.85
Class I shares
Net assets	$788,511	$124	$546,225	$547,178
Shares outstanding	28,746,835	11,141	16,133,955	18,363,136
Net asset value per share	$27.43	$11.15	$33.86	$29.80
Class R6 shares
Net assets	$401,965	$3,333	$330,159	$370,300
Shares outstanding	14,579,375	299,127	9,699,642	12,432,379
Net asset value per share	$27.57	$11.14	$34.04	$29.79
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Statements of Operations
For the Year Ended December 31, 2025 (dollar amounts in thousands)

	Small-Mid Cap Growth Fund	Small-Mid Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund
Investment income
Dividends	$7,337	$60	$5,414	$19,726
Less foreign tax withheld	(157)	—	(98)	(4)
Interest	460	1	430	405
Total income	7,640	61	5,746	20,127
Expenses
Management fees	13,759	26	8,711	8,292
Distribution fees	181	—	310	5
Custodian fees	151	59	74	83
Transfer agent fees	133	1	174	70
Sub-transfer agent fees
Class N	96	—	167	2
Class I	1,233	—	622	769
Professional fees	154	31	111	128
Registration fees	59	33	64	60
Shareholder reporting fees	40	10	64	45
Trustee fees	157	—	86	117
Other expenses	56	4	31	41
Total expenses before expense limitation	16,019	164	10,414	9,612
Expenses waived or reimbursed by the Adviser
Class N	(97)	—	(186)	—
Class I	(1,246)	(5)	(703)	(233)
Class R6	(219)	(132)	(176)	—
Total expenses waived or reimbursed by the Adviser	(1,562)	(137)	(1,065)	(233)
Net expenses	14,457	27	9,349	9,379
Net investment income (loss)	(6,817)	34	(3,603)	10,748
Realized and unrealized gain (loss)
Net realized gain (loss) on transactions from:
Investments in securities	52,454	(131)	54,744	(67,160)
Foreign currency transactions	5	—	2	—
Total net realized gain (loss)	52,459	(131)	54,746	(67,160)
Change in net unrealized appreciation (depreciation) of:
Investments in securities	(58,787)	204	(23,327)	65,055
Change in net unrealized appreciation (depreciation)	(58,787)	204	(23,327)	65,055
Net increase (decrease) in net assets resulting from operations	$(13,145)	$107	$27,816	$8,643
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Statements of Changes in Net Assets
For the Years Ended December 31, 2025 and 2024 (dollar amounts in thousands)

	Small-Mid Cap Growth Fund		Small-Mid Cap Value Fund		Small Cap Growth Fund		Small Cap Value Fund
	2025	2024	2025	2024	2025	2024	2025	2024
Operations
Net investment income (loss)	$(6,817)	$(8,266)	$34	$35	$(3,603)	$(3,917)	$10,748	$13,877
Net realized gain (loss) on investments, and other assets and liabilities	52,459	282,080	(131)	52	54,746	125,143	(67,160)	58,844
Change in net unrealized appreciation (depreciation) on investments, and other assets and liabilities	(58,787)	(68,324)	204	7	(23,327)	26,674	65,055	(32,001)
Net increase (decrease) in net assets resulting from operations	(13,145)	205,490	107	94	27,816	147,900	8,643	40,720
Distributions to shareholders
Class N	(1,923)	(11,388)	—	—	(9,662)	(15,272)	(40)	(78)
Class I	(21,738)	(139,167)	(2)	(2)	(39,085)	(48,903)	(12,270)	(28,020)
Class R6	(11,454)	(62,363)	(51)	(59)	(23,399)	(24,529)	(8,642)	(23,627)
Total distributions	(35,115)	(212,918)	(53)	(61)	(72,146)	(88,704)	(20,952)	(51,725)
Capital stock transactions
Proceeds from sales of shares	158,518	363,460	—	3,030	330,061	228,487	120,096	297,778
Shares issued in reinvestment of income dividends and capital gain distributions	34,300	206,117	54	62	70,789	86,482	20,619	43,987
Less cost of shares redeemed	(778,839)	(670,112)	(1)	(1,356)	(286,791)	(204,705)	(560,686)	(287,070)
Net increase (decrease) in net assets resulting from capital share transactions	(586,021)	(100,535)	53	1,736	114,059	110,264	(419,971)	54,695
Net increase (decrease) in net assets	(634,281)	(107,963)	107	1,769	69,729	169,460	(432,280)	43,690
Net Assets
Beginning of period	1,887,232	1,995,195	3,350	1,581	917,371	747,911	1,351,736	1,308,046
End of period	$1,252,951	$1,887,232	$3,457	$3,350	$987,100	$917,371	$919,456	$1,351,736
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Statements of Assets and Liabilities
As of December 31, 2025 (dollar amounts in thousands)

	Global Leaders Fund	International Leaders Fund	International Growth Fund	Institutional International Growth Fund
Assets
Investments in securities, at cost	$14,868	$852,702	$844,025	$629,433
Investments in securities, at value	$17,870	$1,110,778	$1,125,010	$834,120
Cash	—	99	—	—
Foreign currency, at value (cost —;$105;$622;$77)	—	104	622	77
Receivable for securities sold	206	—	1,170	968
Receivable for fund shares sold	8	1,554	1,369	21
Receivable from Adviser	119	118	174	65
Dividends and interest receivable	98	2,233	4,218	2,546
Total assets	18,301	1,114,886	1,132,563	837,797
Liabilities
Payable for securities purchased	—	—	7,844	1,342
Payable for fund shares redeemed	—	17,593	680	—
Payable to custodian	53	—	—	—
Management fee payable	15	811	840	654
Distribution fee payable	—	5	51	—
Foreign capital gains tax liability	—	803	1,424	1,044
Other payables and accrued expenses	172	353	499	217
Total liabilities	240	19,565	11,338	3,257
Net assets	$18,061	$1,095,321	$1,121,225	$834,540
Capital
Composition of net assets
Paid in capital	$15,262	$831,949	$813,105	$607,478
Total distributable earnings (loss)	2,799	263,372	308,120	227,062
Net assets	$18,061	$1,095,321	$1,121,225	$834,540
Class N shares
Net assets	$1,892	$24,666	$229,980	—
Shares outstanding	295,545	1,125,935	8,848,950	—
Net asset value per share	$6.40	$21.91	$25.99	—
Class I shares
Net assets	$13,894	$645,147	$802,959	—
Shares outstanding	2,099,492	29,229,448	29,604,974	—
Net asset value per share	$6.62	$22.07	$27.12	—
Class R6 shares
Net assets	$2,275	$425,508	$88,286	—
Shares outstanding	343,864	19,264,406	3,251,735	—
Net asset value per share	$6.62	$22.09	$27.15	—
Institutional shares
Net assets	—	—	—	$834,540
Shares outstanding	—	—	—	58,115,326
Net asset value per share	—	—	—	$14.36
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Statements of Operations
For the Year Ended December 31, 2025 (dollar amounts in thousands)

	Global Leaders Fund	International Leaders Fund	International Growth Fund	Institutional International Growth Fund
Investment income
Dividends	$483	$19,644	$24,279	$17,886
Less foreign tax withheld	(35)	(2,200)	(2,554)	(1,836)
Interest	13	294	255	239
Other income	—	568	170	115
Total income	461	18,306	22,150	16,404
Expenses
Management fees	365	9,768	11,472	8,234
Distribution fees	7	67	627	—
Custodian fees	108	198	327	247
Transfer agent fees	9	80	96	36
Sub-transfer agent fees
Class N	3	30	360	—
Class I	34	746	1,016	—
Professional fees	147	156	196	154
Registration fees	45	63	59	28
Shareholder reporting fees	15	54	57	12
Trustee fees	5	107	124	84
Other expenses	5	36	44	29
Total expenses before expense limitation	743	11,305	14,378	8,824
Expenses waived or reimbursed by the Adviser
Class N	(22)	(33)	(410)	—
Class I	(296)	(811)	(1,199)	—
Class R6	(35)	(309)	(74)	—
Institutional	—	—	—	(590)
Total expenses waived or reimbursed by the Adviser	(353)	(1,153)	(1,683)	(590)
Net expenses	390	10,152	12,695	8,234
Net investment income (loss)	71	8,154	9,455	8,170
Realized and unrealized gain (loss)
Net realized gain (loss) on transactions from:
Investments in securities (net of foreign capital gains tax paid $—; $793; $1,574; $1,099)	15,929	141,776	219,702	131,504
Foreign currency transactions	(6)	(832)	(670)	(449)
Total net realized gain	15,923	140,944	219,032	131,055
Change in net unrealized appreciation (depreciation) of:
Investments in securities (net of foreign capital gains tax accrual $—; $407; $(1,270); $(908))	(9,618)	93,425	(18,493)	16,291
Foreign currency translations	10	206	611	195
Change in net unrealized appreciation (depreciation)	(9,608)	93,631	(17,882)	16,486
Net increase (decrease) in net assets resulting from operations	$6,386	$242,729	$210,605	$155,711
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Statements of Changes in Net Assets
For the Years Ended December 31, 2025 and 2024 (dollar amounts in thousands)

	Global Leaders Fund		International Leaders Fund		International Growth Fund		Institutional International Growth Fund
	2025	2024	2025	2024	2025	2024	2025	2024
Operations
Net investment income (loss)	$71	$102	$8,154	$6,189	$9,455	$7,770	$8,170	$5,966
Net realized gain (loss) on investments, and other assets and liabilities	15,923	32,026	140,944	70,697	219,032	106,008	131,055	66,033
Change in net unrealized appreciation (depreciation) on investments, and other assets and liabilities	(9,608)	(24,292)	93,631	(86,495)	(17,882)	(78,893)	16,486	(48,704)
Net increase (decrease) in net assets resulting from operations	6,386	7,836	242,729	(9,609)	210,605	34,885	155,711	23,295
Distributions to shareholders
Class N	(1,255)	(1,439)	(1,777)	(75)	(40,226)	(18,465)	—	—
Class I	(7,676)	(16,809)	(49,020)	(3,154)	(134,347)	(70,112)	—	—
Class R6	(1,231)	(4,655)	(34,888)	(3,581)	(15,140)	(8,931)	—	—
Institutional	—	—	—	—	—	—	(103,491)	(62,543)
Total distributions	(10,162)	(22,903)	(85,685)	(6,810)	(189,713)	(97,508)	(103,491)	(62,543)
Capital stock transactions
Proceeds from sales of shares	4,069	2,729	190,239	317,659	129,576	148,876	57,536	66,691
Shares issued in reinvestment of income dividends and capital gain distributions	10,043	22,380	84,436	6,414	184,071	92,490	102,442	61,982
Less cost of shares redeemed	(46,452)	(56,320)	(497,064)	(230,924)	(576,446)	(246,715)	(274,702)	(121,855)
Net increase (decrease) in net assets resulting from capital share transactions	(32,340)	(31,211)	(222,389)	93,149	(262,799)	(5,349)	(114,724)	6,818
Net increase (decrease) in net assets	(36,116)	(46,278)	(65,345)	76,730	(241,907)	(67,972)	(62,504)	(32,430)
Net Assets
Beginning of period	54,177	100,455	1,160,666	1,083,936	1,363,132	1,431,104	897,044	929,474
End of period	$18,061	$54,177	$1,095,321	$1,160,666	$1,121,225	$1,363,132	$834,540	$897,044
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Statements of Assets and Liabilities
As of December 31, 2025 (dollar amounts in thousands)

	International Small Cap Growth Fund	Emerging Markets Leaders Fund	Emerging Markets Growth Fund	Emerging Markets ex China Growth Fund
Assets
Investments in securities, at cost	$103,932	$74,001	$714,667	$43,361
Investments in securities, at value	$130,048	$96,253	$1,019,670	$57,226
Foreign currency, at value (cost $38;$25;$2,412;$86)	38	25	2,420	86
Receivable for securities sold	35	1,301	—	38
Receivable for fund shares sold	6	2	1,379	515
Receivable from Adviser	42	19	120	44
Dividends and interest receivable	536	147	1,841	89
Total assets	130,705	97,747	1,025,430	57,998
Liabilities
Payable for securities purchased	86	1,148	456	—
Payable for fund shares redeemed	—	5	4,236	—
Management fee payable	110	75	794	45
Distribution fee payable	—	—	3	—
Foreign capital gains tax liability	133	628	4,943	199
Other payables and accrued expenses	124	128	512	165
Total liabilities	453	1,984	10,944	409
Net assets	$130,252	$95,763	$1,014,486	$57,589
Capital
Composition of net assets
Paid in capital	$125,984	$133,217	$701,012	$43,694
Total distributable earnings (loss)	4,268	(37,454)	313,474	13,895
Net assets	$130,252	$95,763	$1,014,486	$57,589
Class N shares
Net assets	$1,264	$1,082	$14,900	—
Shares outstanding	91,213	93,847	954,197	—
Net asset value per share	$13.85	$11.53	$15.62	—
Class I shares
Net assets	$73,624	$9,061	$317,344	$14,860
Shares outstanding	5,234,640	781,948	19,862,517	928,780
Net asset value per share	$14.06	$11.59	$15.98	$16.00
Class R6 shares
Net assets	$55,364	$85,620	$682,242	$42,729
Shares outstanding	3,910,916	7,399,960	42,168,361	2,665,600
Net asset value per share	$14.16	$11.57	$16.18	$16.03
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Statements of Operations
For the Year Ended December 31, 2025 (dollar amounts in thousands)

	International Small Cap Growth Fund	Emerging Markets Leaders Fund	Emerging Markets Growth Fund	Emerging Markets ex China Growth Fund
Investment income
Dividends	$2,759	$3,078	$16,283	$782
Less foreign tax withheld	(271)	(359)	(1,868)	(94)
Interest	38	21	99	7
Other income	117	—	—	—
Total income	2,643	2,740	14,514	695
Expenses
Management fees	1,581	1,336	8,724	392
Distribution fees	3	3	36	—
Custodian fees	153	161	504	173
Transfer agent fees	20	16	112	3
Sub-transfer agent fees
Class N	2	1	18	—
Class I	80	8	348	11
Professional fees	104	83	197	112
Registration fees	48	49	63	33
Shareholder reporting fees	15	12	51	11
Trustee fees	15	14	81	3
Other expenses	7	7	30	5
Total expenses before expense limitation	2,028	1,690	10,164	743
Expenses waived or reimbursed by the Adviser
Class N	(3)	(3)	(27)	—
Class I	(181)	(27)	(513)	(93)
Class R6	(141)	(316)	(723)	(252)
Total expenses waived or reimbursed by the Adviser	(325)	(346)	(1,263)	(345)
Net expenses	1,703	1,344	8,901	398
Net investment income (loss)	940	1,396	5,613	297
Realized and unrealized gain (loss)
Net realized gain (loss) on transactions from:
Investments in securities (net of foreign capital gains tax paid $294; $796; $2,616; $68)	30,716	37,047	96,952	3,285
Foreign currency transactions	(17)	(194)	(916)	(57)
Total net realized gain	30,699	36,853	96,036	3,228
Change in net unrealized appreciation (depreciation) of:
Investments in securities (net of foreign capital gains tax accrual $(576); $(203); $(4,855); $(230))	(7,463)	(5,691)	117,558	7,731
Foreign currency translations	41	(2)	(29)	—
Change in net unrealized appreciation (depreciation)	(7,422)	(5,693)	117,529	7,731
Net increase (decrease) in net assets resulting from operations	$24,217	$32,556	$219,178	$11,256
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Statements of Changes in Net Assets
For the Years Ended December 31, 2025 and 2024 (dollar amounts in thousands)

	International Small Cap Growth Fund		Emerging Markets Leaders Fund		Emerging Markets Growth Fund		Emerging Markets ex China Growth Fund
	2025	2024	2025	2024	2025	2024	2025	2024
Operations
Net investment income (loss)	$940	$1,893	$1,396	$1,705	$5,613	$3,348	$297	$124
Net realized gain (loss) on investments, and other assets and liabilities	30,699	10,008	36,853	27,692	96,036	46,477	3,228	869
Change in net unrealized appreciation (depreciation) on investments, and other assets and liabilities	(7,422)	(9,856)	(5,693)	(15,373)	117,529	28,651	7,731	1,764
Net increase (decrease) in net assets resulting from operations	24,217	2,045	32,556	14,024	219,178	78,476	11,256	2,757
Distributions to shareholders
Class N	(5)	(20)	(7)	(1)	(19)	—	—	—
Class I	(448)	(1,322)	(79)	(27)	(1,265)	(243)	(797)	—
Class R6	(362)	(1,462)	(794)	(476)	(3,030)	(825)	(2,223)	—
Total distributions	(815)	(2,804)	(880)	(504)	(4,314)	(1,068)	(3,020)	—
Capital stock transactions
Proceeds from sales of shares	6,559	16,744	17,506	17,651	303,095	254,801	15,475	14,405
Shares issued in reinvestment of income dividends and capital gain distributions	803	2,557	879	504	4,079	1,009	2,720	—
Less cost of shares redeemed	(61,212)	(98,588)	(118,999)	(120,559)	(387,586)	(276,025)	(4,314)	(3,700)
Net increase (decrease) in net assets resulting from capital share transactions	(53,850)	(79,287)	(100,614)	(102,404)	(80,412)	(20,215)	13,881	10,705
Net increase (decrease) in net assets	(30,448)	(80,046)	(68,938)	(88,884)	134,452	57,193	22,117	13,462
Net Assets
Beginning of period	160,700	240,746	164,701	253,585	880,034	822,841	35,472	22,010
End of period	$130,252	$160,700	$95,763	$164,701	$1,014,486	$880,034	$57,589	$35,472
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Statements of Assets and Liabilities
As of December 31, 2025 (dollar amounts in thousands)

	Emerging Markets Small Cap Growth Fund	China Growth Fund	Emerging Markets Debt Fund
Assets
Investments in securities, at cost	$302,677	$1,525	$66,231
Investments in securities, at value	$361,967	$2,048	$70,580
Cash	—	74	30
Foreign currency, at value (cost $927;—;—)	927	—	—
Receivable for securities sold	7,484	—	142
Receivable for fund shares sold	159	—	1,262
Receivable from Adviser	62	13	28
Dividends and interest receivable	1,145	3	1,300
Unrealized appreciation on forward foreign currency contracts	—	—	5
Total assets	371,744	2,138	73,347
Liabilities
Payable for variation margin on centrally cleared swaps	—	—	27
Unrealized depreciation on forward foreign currency contracts	—	—	56
Payable for securities purchased	2,923	—	—
Payable for fund shares redeemed	254	—	33
Management fee payable	346	2	39
Distribution fee payable	1	—	—
Foreign capital gains tax liability	140	—	—
Distributions payable to shareholders	—	—	95
Other payables and accrued expenses	297	58	99
Total liabilities	3,961	60	349
Net assets	$367,783	$2,078	$72,998
Capital
Composition of net assets
Paid in capital	$302,082	$4,593	$77,738
Total distributable earnings (loss)	65,701	(2,515)	(4,740)
Net assets	$367,783	$2,078	$72,998
Class N shares
Net assets	$3,705	—	—
Shares outstanding	168,518	—	—
Net asset value per share	$21.99	—	—
Class I shares
Net assets	$135,573	$89	$40,984
Shares outstanding	6,046,423	13,607	4,677,618
Net asset value per share	$22.42	$6.53	$8.76
Class R6 shares
Net assets	$228,505	$1,989	$32,014
Shares outstanding	10,155,307	306,096	3,658,241
Net asset value per share	$22.50	$6.50	$8.75
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Statements of Operations
For the Year Ended December 31, 2025 (dollar amounts in thousands)

	Emerging Markets Small Cap Growth Fund	China Growth Fund	Emerging Markets Debt Fund
Investment income
Dividends	$10,500	$36	$—
Less foreign tax withheld	(800)	(3)	—
Interest	45	—	4,173
Less foreign tax withheld	—	—	(14)
Total income	9,745	33	4,159
Expenses
Management fees	3,976	19	373
Distribution fees	9	—	—
Custodian fees	435	67	125
Transfer agent fees	46	1	5
Sub-transfer agent fees
Class N	5	—	—
Class I	145	—	33
Professional fees	195	36	46
Registration fees	49	34	41
Shareholder reporting fees	30	8	13
Trustee fees	35	—	5
Other expenses	15	4	10
Total expenses before expense limitation	4,940	169	651
Expenses waived or reimbursed by the Adviser
Class N	(11)	—	—
Class I	(380)	(6)	(136)
Class R6	(496)	(144)	(123)
Total expenses waived or reimbursed by the Adviser	(887)	(150)	(259)
Net expenses	4,053	19	392
Net investment income (loss)	5,692	14	3,767
Realized and unrealized gain (loss)
Net realized gain (loss) on transactions from:
Investments in securities (net of foreign capital gains tax paid $116; $—; $3)	36,785	95	651
Written options	—	—	30
Swaps	—	—	(282)
Forward foreign currency contracts	—	—	(173)
Foreign currency transactions	(1,743)	—	(13)
Total net realized gain	35,042	95	213
Change in net unrealized appreciation (depreciation) of:
Investments in securities (net of foreign capital gains tax accrual $(6,280); $—; $—)	1,282	317	4,686
Swaps	—	—	418
Forward foreign currency transactions	—	—	(111)
Foreign currency translations	(35)	—	16
Change in net unrealized appreciation	1,247	317	5,009
Net increase (decrease) in net assets resulting from operations	$41,981	$426	$8,989
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Statements of Changes in Net Assets
For the Years Ended December 31, 2025 and 2024 (dollar amounts in thousands)

	Emerging Markets Small Cap Growth Fund		China Growth Fund		Emerging Markets Debt Fund
	2025	2024	2025	2024	2025	2024
Operations
Net investment income (loss)	$5,692	$2,106	$14	$23	$3,767	$4,186
Net realized gain (loss) on investments, and other assets and liabilities	35,042	55,831	95	(273)	213	910
Change in net unrealized appreciation (depreciation) on investments, and other assets and liabilities	1,247	(25,571)	317	429	5,009	(265)
Net increase (decrease) in net assets resulting from operations	41,981	32,366	426	179	8,989	4,831
Distributions to shareholders
Class N	(331)	—	—	—	—	—
Class I	(12,059)	—	(1)	(1)	(1,843)(a)	(341)
Class R6	(20,843)	—	(18)	(24)	(1,950)(a)	(3,500)
Total distributions	(33,233)	—	(19)	(25)	(3,793)	(3,841)
Capital stock transactions
Proceeds from sales of shares	42,110	73,248	41	230	38,614	19,638
Shares issued in reinvestment of income dividends and capital gain distributions	32,793	—	18	25	2,960	3,839
Less cost of shares redeemed	(113,961)	(97,233)	(116)	(528)	(39,863)	(11,812)
Net increase (decrease) in net assets resulting from capital share transactions	(39,058)	(23,985)	(57)	(273)	1,711	11,665
Net increase (decrease) in net assets	(30,310)	8,381	350	(119)	6,907	12,655
Net Assets
Beginning of period	398,093	389,712	1,728	1,847	66,091	53,436
End of period	$367,783	$398,093	$2,078	$1,728	$72,998	$66,091

(a)	Included in the distribution is a tax return of capital in the amount of $68 and $73 (in thousands) for Class I and Class R6, respectively.
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Notes to Financial Statements
(1)
Organization
(a)
Description of the Trust
William Blair Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of the date of this report, the Trust has the following nineteen funds (the “Funds”) available for sale, each with its own investment objective and policies. For each Fund, the number of shares authorized is unlimited.
U.S. Equity
Growth Fund
Large Cap Growth Fund
Mid Cap Value Fund
Small-Mid Cap Core Fund
Small-Mid Cap Growth Fund
Small-Mid Cap Value Fund
Small Cap Growth Fund
Small Cap Value Fund
Global Equity
Global Leaders Fund
International Equity
International Leaders Fund
International Growth Fund
Institutional International Growth Fund
International Small Cap Growth Fund
Emerging Markets Leaders Fund
Emerging Markets Growth Fund
Emerging Markets ex China Growth Fund
Emerging Markets Small Cap Growth Fund
China Growth Fund
Emerging Markets Debt
Emerging Markets Debt Fund
William Blair Investment Management, LLC (the “Adviser”) serves as the Trust’s investment adviser. William Blair & Company, L.L.C. (“WBC” or the “Distributor”), an affiliate of the Adviser, serves as the Trust’s principal underwriter and distributor. The Adviser and WBC are referred to herein collectively as “William Blair.”
(b)
Share Classes
Each Fund is comprised of Class N, Class I and Class R6 shares, except the Mid Cap Value, Small-Mid Cap Core, Small-Mid Cap Value, Emerging Markets ex China Growth, China Growth and Emerging Markets Debt Funds, which are comprised of Class I and Class R6 shares. Institutional International Growth Fund does not offer multiple classes of shares.
Class N shares are available to the general public, either directly through the Trust’s distributor or through a select number of financial intermediaries. Class N shares are sold without any sales load and carry an annual 12b-1 distribution fee at a fixed rate (0.25% for all Funds as discussed in Note 4(b) – Transactions with Affiliates – Underwriting and Distribution Services Agreements) and a sub-transfer agent fee that is not a fixed rate and varies by Fund and class, as discussed below.
Class I shares are available to certain retirement and deferred compensation plans, clients of certain financial intermediaries, and asset-based fee advisory clients of William Blair. The minimum initial investment for a Class I account is $500,000, subject to certain exceptions. Class I shares do not carry any sales load or distribution fees and generally have lower ongoing expenses than Class N shares. Class I shares have a sub-transfer agent fee that is not a fixed rate and varies by Fund and class, as discussed below.
Class R6 shares are available to certain retirement and deferred compensation plans, clients of certain financial intermediaries, asset-based fee advisory clients of William Blair, and additional types of investors, provided that neither the investor nor the financial intermediary requires the Funds to make any type of servicing or administrative payment. The minimum initial investment for a Class R6 account is $1 million, subject to certain exceptions.
Institutional shares are available only to investors of Institutional International Growth Fund and comprise all of the outstanding shares of this Fund. Institutional shares require a minimum initial investment of $5 million, subject to certain exceptions.
Class R6 shares and Institutional shares of the Institutional International Growth Fund do not carry any sales load, distribution fees or sub-transfer agent fees. Class R6 shares of a Fund generally have lower ongoing expenses than the Fund’s Class N and Class I shares.
Sub-transfer agent fees:  For Class N and Class I shares, the Funds may reimburse WBC for fees paid to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub-administration, sub-transfer agency and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees may vary based on, for example, the nature of services
December 31, 2025

William Blair Funds

Notes to Financial Statements
provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $15 per sub-account maintained by the intermediary, depending on the method by which the intermediary charges for the services.
(c)
Fund Objectives
The investment objectives of the Funds are as follows:
U.S. Equity Funds	Long-term capital appreciation.
Global Equity Fund	Long-term capital appreciation.
International Equity Funds	Long-term capital appreciation.
Emerging Markets Debt Fund	Provide attractive risk-adjusted returns relative to the Fund’s benchmark.
(2)
Significant Accounting Policies
The following is a summary of the Trust’s significant accounting policies in effect during the periods covered by the financial statements, which are in accordance with U.S. generally accepted accounting principles (“US GAAP”), which includes the accounting and reporting guidelines under Accounting Standards Topic 946, Financial Services—Investment Companies.
Each Fund represents a single operating segment and therefore, a single reportable segment. The Adviser serves as the chief operating decision maker.
(a)
Investment income and transactions
Investment income, realized and unrealized gains and losses, and certain Fund level expenses and expense reductions, if any, are allocated based on the relative net assets of each class, except for certain class-specific expenses, which are charged directly to the appropriate class. Differences in class expenses may result in the payment of different per share dividends by class. All share classes of the Funds have equal rights with respect to voting, subject to class specific arrangements.
Dividend income and expenses are recorded on the ex-dividend date, except for those dividends from certain foreign securities that are recorded when the information is available.
Interest income is recorded on an accrual basis, adjusted for amortization of premium or accretion of discount. Variable rate bonds and floating rate notes earn interest at coupon rates that fluctuate at specific time intervals. The interest rates shown in the Portfolio of Investments for the Emerging Markets Debt Fund were the rates in effect on December 31, 2025. Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity.
Premiums and discounts are amortized and accreted, respectively, on a straight-line basis for short-term investments and on an effective interest method for long-term investments.
The Funds do not isolate the portion of operations resulting from fluctuations in foreign currency exchange rates on investments from the fluctuations arising from changes in the value of securities held. Such currency fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign currency gains or losses arise from disposition of foreign currency, the difference in the foreign exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the ex-date or accrual date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.
For financial reporting purposes, security and shareholder transactions are recorded on trade date in accordance with US GAAP. Realized gains and losses from securities transactions are recognized on a specifically identified cost basis.
Awards from class action litigation may be recorded as a reduction of cost. If the Funds no longer own the applicable securities, the proceeds are recorded as realized gains.
For the year ended December 31, 2025, the International Leaders Fund, International Growth Fund, Institutional International Growth Fund, and International Small Cap Growth Fund received tax reclaim payments from certain member countries of the European Union, including interest, of $568, $170, $115, and $117, respectively (in thousands), relating to amounts withheld on dividends received by the Funds during the fiscal years ended December 31, 2018 through 2022. The amounts withheld on
December 31, 2025

Annual

Notes to Financial Statements
dividends were not previously passed through to the Funds’ shareholders in the years the dividends were received by the Funds. The payments received are included within Other Income in the Statement of Operations.
(b)
Share Valuation and Distributions to Shareholders
Shares are sold and redeemed on a continuous basis at net asset value. The net asset value per share is determined separately for each class by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding as of the close of regular trading on the New York Stock Exchange (the “NYSE”), which is generally 4:00 p.m. Eastern time, on each day the NYSE is open.
Distributions from net investment income, if any, for all Equity Funds are declared and paid at least annually. Distributions from net investment income for Emerging Markets Debt Fund are declared daily and paid monthly. Capital gain distributions, if any, for all Funds, are declared and paid at least annually in December and/or January. Distributions payable to shareholders are recorded on the ex-dividend date.
(c)
Foreign Currency Translation
The Funds may invest in securities denominated in foreign currencies. As such, assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate on the date of valuation. The values of foreign investments, open forward foreign currency contracts, and cash denominated in foreign currencies are translated into U.S. dollars using a spot market rate of exchange as of the time of the determination of each Fund’s net asset value, typically 4:00 p.m. Eastern time on days when there is regular trading on the NYSE. Receivables and payables for securities transactions, dividends, interest income and tax reclaims are translated into U.S. dollars using a spot market rate of exchange as of 4:00 p.m. Eastern time. Settlement of purchases and sales and dividend and interest receipts are translated into U.S. dollars using a spot market rate of exchange as of 11:00 a.m. Eastern time.
(d)
Income Taxes
Each Fund intends to comply with the provisions of Subchapter M of the Code, in order to qualify as regulated investment companies. Each Fund intends to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all, or substantially all, federal income and excise taxes. No provision for federal income and excise taxes has been made.
Certain Funds may be subject to foreign income taxes imposed on realized gains on securities of issuers from certain foreign countries. Such taxes, if applicable, are accrued and included within change in net unrealized appreciation (depreciation) and net realized gain (loss) on transactions from investments in securities in the Statement of Operations.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the positions. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year. Management has evaluated all of the uncertain tax positions of the Funds and has determined that no liability is required to be recorded in the financial statements.
The statute of limitations on the Funds’ U.S. federal and state tax returns for the prior three years remains open and the returns are subject to examination.
December 31, 2025

William Blair Funds

Notes to Financial Statements
Adjustments to the cost of investments for tax purposes may be due to the deferred loss associated with current and prior year wash sales, income recognition from investments in real estate investment trusts, and the Funds’ election to mark-to-market their investments in Passive Foreign Investment Companies (“PFICs”). The cost of investments, including derivatives, for federal income tax purposes and related gross unrealized appreciation (depreciation) and net unrealized appreciation/(depreciation) at December 31, 2025, were as follows (in thousands):
Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Growth Fund	$163,574	$72,048	$7,201	$64,847
Large Cap Growth Fund	1,879,115	821,599	69,920	751,679
Mid Cap Value Fund	1,065	285	40	245
Small-Mid Cap Core Fund	113,420	18,922	9,374	9,548
Small-Mid Cap Growth Fund	1,069,756	267,940	102,667	165,273
Small-Mid Cap Value Fund	3,191	482	179	303
Small Cap Growth Fund	888,752	168,606	69,951	98,655
Small Cap Value Fund	787,548	169,555	37,648	131,907
Global Leaders Fund	15,125	3,188	443	2,745
International Leaders Fund	857,569	263,176	9,967	253,209
International Growth Fund	854,480	293,138	22,608	270,530
Institutional International Growth Fund	636,964	213,821	16,665	197,156
International Small Cap Growth Fund	105,375	29,188	4,515	24,673
Emerging Markets Leaders Fund	75,595	23,478	2,820	20,658
Emerging Markets Growth Fund	723,094	316,595	20,019	296,576
Emerging Markets ex China Growth Fund	43,880	14,243	897	13,346
Emerging Markets Small Cap Growth Fund	305,286	63,051	6,370	56,681
China Growth Fund	1,550	558	60	498
Emerging Markets Debt Fund	66,258	4,962	640	4,322
In addition, the Funds may periodically record reclassifications among certain capital accounts to reflect differences between financial reporting and income tax basis distributions. The reclassifications were reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and US GAAP. The reclassifications generally relate to the tax treatment of net operating losses and utilization of earnings and profits distributed to shareholders on redemption of shares. These reclassifications have no impact on the net asset values or the net assets of the Funds. Accordingly, at December 31, 2025, the following reclassifications were recorded (in thousands):
Fund	Paid in Capital	Total Distributable Earnings (Loss)
Growth Fund	$4,892	$(4,892)
Large Cap Growth Fund	36,282	(36,282)
Mid Cap Value Fund	—	—
Small-Mid Cap Core Fund	638	(638)
Small-Mid Cap Growth Fund	(2,409)	2,409
Small-Mid Cap Value Fund	1	(1)
Small Cap Growth Fund	8,033	(8,033)
Small Cap Value Fund	8	(8)
Global Leaders Fund	8,300	(8,300)
International Leaders Fund	7,072	(7,072)
International Growth Fund	33,623	(33,623)
Institutional International Growth Fund	8,918	(8,918)
International Small Cap Growth Fund	1	(1)
Emerging Markets Leaders Fund	(1)	1
Emerging Markets Growth Fund	347	(347)
Emerging Markets ex China Growth Fund	109	(109)
Emerging Markets Small Cap Growth Fund	659	(659)
China Growth Fund	1	(1)
Emerging Markets Debt Fund	(148)	148
December 31, 2025

Annual

Notes to Financial Statements
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal income tax regulations that may differ from US GAAP. As a result, net investment income or loss and net realized gain or loss for a reporting period may differ from the amount distributed during such period.
Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 was as follows (in thousands):
	Distributions Paid in 2025
	Ordinary Income				Long-Term Capital Gains
Fund	Class N	Class I	Class R6	Institutional Class	Class N	Class I	Class R6	Institutional Class
Growth Fund	$77	$310	$72	$N/A	$8,794	$35,345	$8,275	$N/A
Large Cap Growth Fund	—	—	—	N/A	11,487	151,139	48,128	N/A
Mid Cap Value Fund	N/A	—	16	N/A	N/A	—	4	N/A
Small-Mid Cap Core Fund	N/A	—	—	N/A	N/A	1,279	2,352	N/A
Small-Mid Cap Growth Fund	615	6,956	3,665	N/A	1,308	14,783	7,788	N/A
Small-Mid Cap Value Fund	N/A	1	31	N/A	N/A	1	20	N/A
Small Cap Growth Fund	2,461	9,954	5,959	N/A	7,201	29,131	17,440	N/A
Small Cap Value Fund	15	5,544	4,105	N/A	24	6,727	4,537	N/A
Global Leaders Fund	25	185	33	N/A	1,230	7,491	1,198	N/A
International Leaders Fund	237	8,145	5,976	N/A	1,540	40,875	28,912	N/A
International Growth Fund	2,758	11,072	1,295	N/A	37,468	123,275	13,845	N/A
Institutional International Growth Fund	N/A	N/A	N/A	11,902	N/A	N/A	N/A	91,589
International Small Cap Growth Fund	5	448	362	N/A	—	—	—	N/A
Emerging Markets Leaders Fund	7	79	794	N/A	—	—	—	N/A
Emerging Markets Growth Fund	19	1,265	3,030	N/A	—	—	—	N/A
Emerging Markets ex China Growth Fund	N/A	73	216	N/A	N/A	724	2,007	N/A
Emerging Markets Small Cap Growth Fund	30	1,395	2,513	N/A	301	10,664	18,330	N/A
China Growth Fund	N/A	1	18	N/A	N/A	—	—	N/A
Emerging Markets Debt Fund(a)	N/A	1,843	1,950	N/A	N/A	—	—	N/A

(a)	Included in the distribution is a tax return of capital in the amount of $68 and $73 (in thousands) for Class I and Class R6, respectively.
December 31, 2025

William Blair Funds

Notes to Financial Statements

	Distributions Paid in 2024
	Ordinary Income				Long-Term Capital Gains
Fund	Class N	Class I	Class R6	Institutional Class	Class N	Class I	Class R6	Institutional Class
Growth Fund	$—	$—	$—	$N/A	$8,100	$34,685	$9,050	$N/A
Large Cap Growth Fund	—	1,226	633	N/A	10,648	113,536	34,458	N/A
Mid Cap Value Fund	N/A	1	21	N/A	N/A	—	—	N/A
Small-Mid Cap Core Fund	N/A	91	105	N/A	N/A	1,282	938	N/A
Small-Mid Cap Growth Fund	1,777	21,719	9,733	N/A	9,611	117,448	52,630	N/A
Small-Mid Cap Value Fund	N/A	2	59	N/A	N/A	—	—	N/A
Small Cap Growth Fund	3,926	12,571	6,305	N/A	11,346	36,332	18,224	N/A
Small Cap Value Fund	34	13,640	11,844	N/A	44	14,380	11,783	N/A
Global Leaders Fund	61	821	237	N/A	1,378	15,988	4,418	N/A
International Leaders Fund	75	3,154	3,581	N/A	—	—	—	N/A
International Growth Fund	3,414	15,146	1,981	N/A	15,051	54,966	6,950	N/A
Institutional International Growth Fund	N/A	N/A	N/A	12,274	N/A	N/A	N/A	50,269
International Small Cap Growth Fund	20	1,322	1,462	N/A	—	—	—	N/A
Emerging Markets Leaders Fund	1	27	476	N/A	—	—	—	N/A
Emerging Markets Growth Fund	—	243	825	N/A	—	—	—	N/A
Emerging Markets ex China Growth Fund	N/A	—	—	N/A	N/A	—	—	N/A
Emerging Markets Small Cap Growth Fund	—	—	—	N/A	—	—	—	N/A
China Growth Fund	N/A	1	24	N/A	N/A	—	—	N/A
Emerging Markets Debt Fund	N/A	342	3,499	N/A	N/A	—	—	N/A
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows (in thousands):
Fund	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)	Total
Growth Fund	$—	$—	$6,431	$64,847	$71,278
Large Cap Growth Fund	—	—	55,248	751,679	806,927
Mid Cap Value Fund	—	(1)	1	245	245
Small-Mid Cap Core Fund	95	—	1,696	9,548	11,339
Small-Mid Cap Growth Fund	—	—	27,913	165,273	193,186
Small-Mid Cap Value Fund	—	(148)	—	303	155
Small Cap Growth Fund	—	—	1,085	98,655	99,740
Small Cap Value Fund	1,688	(72,381)	—	131,907	61,214
Global Leaders Fund	—	(77)	124	2,752	2,799
International Leaders Fund	—	(5,473)	16,271	252,574	263,372
International Growth Fund	—	(5,843)	44,893	269,070	308,120
Institutional International Growth Fund	—	(4,380)	35,275	196,167	227,062
International Small Cap Growth Fund	238	(20,526)	—	24,556	4,268
Emerging Markets Leaders Fund	—	(57,480)	—	20,026	(37,454)
Emerging Markets Growth Fund	601	—	21,358	291,515	313,474
Emerging Markets ex China Growth Fund	198	—	552	13,145	13,895
Emerging Markets Small Cap Growth Fund	7,431	—	1,771	56,499	65,701
China Growth Fund	—	(3,013)	—	498	(2,515)
Emerging Markets Debt Fund	—	(9,066)	—	4,326	(4,740)
December 31, 2025

Annual

Notes to Financial Statements
As of December 31, 2025, the Funds may have unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. Under current law, the Funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. The following table details the Funds’ available capital loss carryforwards as of December 31, 2025, and the capital loss carryforwards utilized by the Funds in 2025 (in thousands):
	Available Capital Loss Carryforwards			Capital Loss Carryforwards Utilized in 2025
Fund	Short Term	Long Term	Total
Mid Cap Value Fund	$—	$—	$—	$10
Small-Mid Cap Value Fund	86	62	148	—
Small Cap Value Fund	14,835	57,546	72,381	—
International Leaders Fund	—	—	—	40,183
International Small Cap Growth Fund	20,526	—	20,526	29,031
Emerging Markets Leaders Fund	42,258	15,108	57,366	34,924
Emerging Markets Growth Fund	—	—	—	76,195
Emerging Markets ex China Growth Fund	—	—	—	23
China Growth Fund	2,086	924	3,010	36
Emerging Markets Debt Fund	4,633	4,384	9,017	423
In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year capital losses are any short term or long term capital losses incurred between November 1 and the end of their fiscal year, December 31. Qualified late year ordinary losses are comprised of losses related to swaps, foreign currency and PFICs incurred between November 1 and the end of their fiscal year, December 31.
As of December 31, 2025, the following Funds deferred, on a tax basis, qualified late year losses of (in thousands):
	Qualified Late Year Losses
Fund	Ordinary Income	Net Capital
Mid Cap Value Fund	$—	$1
Global Leaders Fund	77	—
International Leaders Fund	5,473	—
International Growth Fund	5,843	—
Institutional International Growth Fund	4,380	—
Emerging Markets Leaders Fund	114	—
China Growth Fund	3	—
Emerging Markets Debt Fund	49	—
(e)
Repurchase Agreements
In a repurchase agreement, a Fund buys a security at one price and at the time of sale, the seller agrees to repurchase the security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying collateral. The Adviser monitors, on an ongoing basis, the value of the underlying collateral to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements may involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying collateral. The risk to a Fund is limited to the ability of the seller to pay the agreed upon sum on the delivery date. In the event of default, a repurchase agreement provides that a Fund is entitled to sell the underlying collateral. The loss, if any, to a Fund will be the difference between the proceeds from the sale and the repurchase price. However, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the collateral by the Fund may be delayed or limited. The Funds have master repurchase agreements which allow the Funds to offset amounts owed to a counterparty with amounts owed from the same counterparty, including any collateral, in the event the counterparty defaults. Each Fund’s outstanding repurchase agreements, if any, and related collateral, are shown on the Fund’s Portfolio of Investments. Although no definitive creditworthiness criteria are used, the Adviser reviews the creditworthiness of the banks and non-bank dealers with which a Fund enters into repurchase agreements to evaluate those risks. A Fund may, for tax purposes, deem repurchase agreements collateralized by U.S. Government securities to be investments in U.S. Government securities.
December 31, 2025

William Blair Funds

Notes to Financial Statements
(f)
Trustees & Officers
The Trustees and Officers affiliated with the Adviser receive no compensation from the Trust. Trustees who are not affiliated with the Adviser receive compensation from the Trust in the form of an annual retainer plus fees for attendance at Board and Committee meetings. The Lead Independent Trustee and the Chairs of the Audit Committee, Compliance Committee and Nominating and Governance Committee each receive an additional retainer for serving in such positions. Additionally, each independent trustee is entitled to reimbursement of expenses related to his or her duties as a Trustee of the Trust. For the year ended December 31, 2025, Trustee Fees were $1,121 (in thousands) in aggregate for the Trust.
(g)
Use of Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results may differ from those estimates.
(h)
Indemnification
In the normal course of business, the Funds have entered into contracts in which the Funds agree to indemnify the other party or parties against various potential costs or liabilities. The Funds’ maximum exposure under these arrangements is unknown. No claim has been made for indemnification pursuant to any such agreement of the Funds.
(3)
Valuation
(a)
Investment Valuation
The value of U.S. equity securities, including exchange-traded funds, is determined by valuing securities traded on national securities markets or in the over-the-counter ("OTC") markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the mean between the last reported bid and ask prices.
The value of foreign equity securities is generally determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the mean between the last reported bid and ask prices. The Adviser has determined that the passage of time between when the foreign exchanges or markets close and when the Funds compute their net asset values could cause the value of foreign equity securities to no longer be representative or accurate and, as a result, may necessitate that such securities be fair valued. Accordingly, for foreign equity securities, the Funds may use an independent pricing service to fair value price the security as of the close of regular trading on the NYSE. As a result, a Fund’s value for a foreign security may be different from the last sale price (or the mean between the last reported bid and ask prices). As of December 31, 2025, fair valuation estimates for foreign equity securities were not obtained.
Fixed income securities are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the market value of a security at a particular point in time. The pricing service determines evaluated prices for fixed income securities using inputs including, but not limited to, recent transaction prices for such securities, dealer quotes, transaction prices for other securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions.
Repurchase agreements are valued at cost, which approximates fair value.
Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate as supplied by an independent pricing service.
Swaps that are centrally cleared through an exchange are valued at the most recent settlement price provided by the exchange on which they are cleared. Total return swaps on equities, equity baskets, indices and other financial instruments are valued by an independent pricing service, or if unavailable, based on the security’s or instrument’s underlying reference asset.
Option contracts on securities, currencies and other financial instruments traded on one or more exchanges are valued at their most recent sale price on the exchange on which they are traded most extensively. Option contracts on foreign indices are valued at the settlement price. If there were no sales that day or if no settlement price is available, such option contracts are valued at the mean between the last reported bid and ask prices. Option contracts traded in the OTC market shall be valued by an independent pricing service.
Securities, and other assets, for which a market quotation is not available or is deemed unreliable (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as
December 31, 2025

Annual

Notes to Financial Statements
bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated the Adviser as the valuation designee to perform fair value determinations for the Funds. The value of these fair valued securities may be different from the last sale price (or the mean between the last reported bid and ask prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.
(b)
Fair Value Measurements
Fair value is defined as the price that a Fund would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. A three-tier hierarchy of inputs is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
•  Level 1—Quoted prices (unadjusted) in active markets for an identical security.
•  Level 2—Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. In addition, other observable inputs such as foreign exchange rates, benchmark securities indices and foreign futures contracts may be utilized in the valuation of certain foreign securities when significant events occur between the last sale on the foreign securities exchange and the time at which the net asset value of the Fund is calculated.
•  Level 3—Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and are based on the best information available.
The value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown at the end of each Fund's Portfolio of Investments.
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
A description of the valuation methodologies applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Exchange-Traded Securities
Securities traded on a national securities exchange (or reported on the NASDAQ national market), including exchange-traded funds, are stated at the last reported sales price on the day of valuation. Other securities traded in the OTC market and listed securities for which no sale was reported on that date are stated at the mean between the last reported bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.
Fixed Income Securities
Fixed income securities are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the fair value of a security at a particular point in time. The pricing service determines evaluated prices for fixed income securities using inputs including, but not limited to, recent transaction prices for such securities, dealer quotes, transaction prices for other securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions. Securities that use similar valuation techniques and observable inputs as described above are categorized as Level 2 of the fair value hierarchy.
Repurchase Agreements
Repurchase agreements are valued at cost, which approximates fair value. Repurchase agreements are categorized as Level 2 of the fair value hierarchy.
December 31, 2025

William Blair Funds

Notes to Financial Statements
Derivative Instruments
Listed derivatives, such as certain options and futures contracts, that are actively traded are valued based on quoted prices from the exchange on which they are traded most extensively and are categorized as Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap and certain option contracts related to interest rates, foreign currencies, the credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of OTC derivative products can be modeled by independent pricing services taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of forward foreign currency contracts and interest rate swaps. A substantial majority of OTC derivative products held by a Fund are valued using such models and are categorized as Level 2 of the fair value hierarchy.
Level 3 Securities
The fair value estimates for the Level 3 securities in the Small-Mid Cap Growth Fund and Small Cap Growth Fund were determined in good faith by the Adviser pursuant to the Trust's Valuation Procedures. There were various factors considered in reaching the fair value determination, including, but not limited to, the following:  the type of security, the extent of public trading of the security, information obtained for the security, and analysis of the company’s performance and market trends that influence its performance. The Level 3 securities represented 0.00% and 0.00% as a percentage of net assets in the Small-Mid Cap Growth Fund and Small Cap Growth Fund, respectively.
December 31, 2025

Annual

Notes to Financial Statements
(4)
Transactions with Affiliates
(a)
Management and Expense Limitation Agreements
Each Fund has a management agreement with the Adviser for investment management, clerical, bookkeeping and administrative services. Each Fund pays the Adviser an annual management fee, which is accrued daily and paid monthly, based on a specified percentage of the Fund’s average daily net assets. Each Fund’s annual management fee rate is as follows:

U.S. Equity Funds
Growth Fund	0.75%
Large Cap Growth Fund	0.60%
Mid Cap Value Fund	0.70%
Small-Mid Cap Core Fund	0.90%
Small-Mid Cap Growth Fund	0.94%
Small-Mid Cap Value Fund	0.80%
Small Cap Growth Fund	0.94%
Small Cap Value Fund	0.75%

Emerging Markets Debt Fund
Emerging Markets Debt Fund	0.65%

Global Equity Fund
Global Leaders Fund	0.85%

International Equity Funds
International Leaders Fund	0.85%
International Growth Fund[1]:
First $10 billion	0.85%
Next $5 billion	0.825%
In excess of $15 billion	0.80%
Institutional International Growth Fund[2]:
First $10 billion	0.85%
Next $5 billion	0.825%
In excess of $15 billion	0.80%
International Small Cap Growth Fund	1.00%
Emerging Markets Leaders Fund	0.94%
Emerging Markets Growth Fund	0.94%
Emerging Markets ex China Growth Fund	0.94%
Emerging Markets Small Cap Growth Fund	1.10%
China Growth Fund	0.94%

[1]
Effective May 1, 2025. Prior to May 1, 2025, the International Growth Fund paid the Adviser a contractual management fee equal to 0.94% of the first
$3 billion of the Fund’s average daily net assets; 0.90% of the next $2 billion of the Fund’s average daily net assets; 0.85% of the next $5 billion of the Fund’s average daily net assets; 0.825% of the next $5 billion of the Fund’s average daily net assets; plus 0.80% of the Fund’s average daily net assets over $15 billion.

[2]
Effective May 1, 2025. Prior to May 1, 2025, the Institutional International Growth Fund paid the Adviser a contractual management fee equal to
0.94% of the first $1.875 billion of the Fund’s average daily net assets; 0.90% of the next $625 million of the Fund’s average daily net assets; 0.875%
of the next $2.5 billion of average daily net assets; 0.85% of the next $5 billion of average daily net assets; 0.825% of the next $5 billion of average daily net assets; plus 0.80% of average daily net assets over $15 billion.

December 31, 2025

William Blair Funds

Notes to Financial Statements
The Funds have also entered into an Amended and Restated Expense Limitation Agreement with the Adviser. Under the terms of the agreement, the Adviser will waive its management fee and/or reimburse a Fund for certain operating expenses, subject to certain excluded expenses, in excess of the agreed upon rate through April 30, 2026. Excluded expenses include interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales, other investment related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business. The amount the Adviser owes a Fund as of the reporting date is recorded as Receivable from Adviser in the Statements of Assets and Liabilities. The Adviser reimburses the Funds on a monthly basis. The Adviser will waive fees and/or reimburse expenses to the extent that the total operating expenses for the stated class of the Funds, subject to certain excluded expenses, exceed the following rates (as a percentage of average daily net assets):
	Class N		Class I		Institutional/Class R6
Fund	Effective May 1, 2025 through April 30, 2026	Effective May 1, 2024 through April 30, 2025	Effective May 1, 2025 through April 30, 2026	Effective May 1, 2024 through April 30, 2025	Effective May 1, 2025 through April 30, 2026	Effective May 1, 2024 through April 30, 2025
Growth Fund	1.20%	1.20%	0.95%	0.95%	0.90%	0.90%
Large Cap Growth Fund	0.90%	0.90%	0.65%	0.65%	0.60%	0.60%
Mid Cap Value Fund	N/A	N/A	0.75%	0.75%	0.70%	0.70%
Small-Mid Cap Core Fund	N/A	N/A	0.95%	0.95%	0.90%	0.90%
Small-Mid Cap Growth Fund	1.24%	1.24%	0.99%	0.99%	0.94%	0.94%
Small-Mid Cap Value Fund	N/A	N/A	0.85%	0.85%	0.80%	0.80%
Small Cap Growth Fund	1.24%	1.24%	0.99%	0.99%	0.94%	0.94%
Small Cap Value Fund	1.15%	1.15%	0.89%	0.89%	0.85%	0.85%
Global Leaders Fund	1.15%	1.15%	0.90%	0.90%	0.85%	0.85%
International Leaders Fund	1.15%	1.15%	0.90%	0.90%	0.85%	0.85%
International Growth Fund	1.15%	1.24%	0.90%	0.99%	0.85%	0.94%
Institutional International Growth Fund	N/A	N/A	N/A	N/A	0.85%	0.94%
International Small Cap Growth Fund	1.35%	1.35%	1.10%	1.10%	1.05%	1.05%
Emerging Markets Leaders Fund	1.24%	1.24%	0.99%	0.99%	0.94%	0.94%
Emerging Markets Growth Fund	1.24%	1.24%	0.99%	0.99%	0.94%	0.94%
Emerging Markets ex China Growth Fund	N/A	N/A	0.99%	0.99%	0.94%	0.94%
Emerging Markets Small Cap Growth Fund	1.40%	1.40%	1.15%	1.15%	1.10%	1.10%
China Growth Fund	N/A	N/A	0.99%	0.99%	0.94%	0.94%
Emerging Markets Debt Fund	N/A	N/A	0.70%	0.70%	0.65%	0.65%
The fee waivers and/or expense reimbursements received by each class are reported in the Statements of Operations.
The Adviser is entitled to recoupment of previously waived fees and reimbursed expenses for a period of three years subsequent to a Fund's commencement of operations to the extent that such recoupment does not cause the Fund’s annual operating expenses (after the recoupment is taken into account) to exceed both (1) the expense limit in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation. The total amounts available for recoupment as of December 31, 2025 were as follows (in thousands):
Fund	Available for Recoupment	Expiration of Recoupment
Small-Mid Cap Value Fund	$337	August 17, 2026
December 31, 2025

Annual

Notes to Financial Statements
(b)
Underwriting and Distribution Services Agreements
Pursuant to separate Underwriting and Distribution Agreements, WBC is the principal underwriter and distributor for the continuous offering of shares of the Trust and acts as agent of the Trust in the sale of its shares. The Underwriting Agreement provides that the Distributor will use its best efforts to distribute the Trust’s shares. The Distributor is not compensated under the Underwriting Agreement.
Each Fund, except the Mid Cap Value, Small-Mid Cap Core, Small-Mid Cap Value, Emerging Markets ex China Growth, China Growth, Emerging Markets Debt and Institutional International Growth Funds, has a Distribution Agreement with WBC for distribution services to the Funds’ Class N shares. Each Fund pays WBC an annual fee, payable monthly, based on a specified percentage of its average daily net assets of Class N shares. The annual rate expressed as a percentage of average daily net assets for Class N is 0.25% for all Funds. Pursuant to the Distribution Agreement, WBC enters into related selling group agreements with various firms at various rates for sales of the Funds’ Class N shares.
(5)
Investment Transactions
Investment transactions, excluding U.S. government securities and short-term securities, for the year ended December 31, 2025, were as follows (in thousands):
Fund	Purchases	Sales
Growth Fund	$145,271	$192,490
Large Cap Growth Fund	1,105,425	1,595,228
Mid Cap Value Fund	441	916
Small-Mid Cap Core Fund	103,946	106,386
Small-Mid Cap Growth Fund	829,627	1,465,814
Small-Mid Cap Value Fund	1,290	1,272
Small Cap Growth Fund	884,442	847,013
Small Cap Value Fund	401,608	841,267
Global Leaders Fund	33,717	76,065
International Leaders Fund	1,024,621	1,298,788
International Growth Fund	984,530	1,407,319
Institutional International Growth Fund	728,347	928,320
International Small Cap Growth Fund	106,123	158,370
Emerging Markets Leaders Fund	112,817	214,309
Emerging Markets Growth Fund	777,445	867,434
Emerging Markets ex China Growth Fund	46,007	35,144
Emerging Markets Small Cap Growth Fund	938,057	1,009,377
China Growth Fund	1,406	1,491
Emerging Markets Debt Fund	63,299	63,248
(6)
Financial Derivative Instruments
Each Fund may use derivative instruments to maintain liquidity, to provide hedging, or in anticipation of changes in the composition of its portfolio holdings or as otherwise provided in each Fund’s prospectus. The derivative instruments held as of December 31, 2025 as disclosed in each Fund’s Portfolio of Investments, are representative of each Fund’s derivative instrument trading activity during the year ended December 31, 2025.
Derivative transactions carry counterparty risk as they are based on contracts between a Fund and the applicable counterparty. For exchange-traded or cleared derivative contracts, such counterparty risk is limited due to the role of the exchange or clearinghouse. OTC derivative contracts, however, are exposed to counterparty risk in the amount of unrealized gains, net of collateral held, for the duration of the contract.
The Emerging Markets Debt Fund is subject to certain netting arrangements through International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDAs”). The ISDAs maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. The ISDAs cover certain OTC derivative securities entered into by the Emerging Markets Debt Fund with various counterparties and allow the Emerging Markets Debt Fund to close out and net its total exposure to a counterparty in the event of a default.
December 31, 2025

William Blair Funds

Notes to Financial Statements
Forward Foreign Currency Contracts
The Global Equity, International Equity and Emerging Markets Debt Funds may enter into forward foreign currency contracts. When entering into a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. A Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk, credit risk, or both kinds of risks in excess of the amount recognized in the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from the price movements in currencies.
Options
The purchase or sale of an option by a Fund involves the payment or receipt of a premium by the Fund and the corresponding right or obligation, as the case may be, either to purchase or sell the underlying security, commodity, or other instrument for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so the Fund loses its premium. Writing options involves potentially greater risk because the Fund is exposed to the extent of the actual price movement in the underlying security rather than only the amount of the premium paid (which could result in a potentially unlimited loss). OTC options also involve counterparty credit risk.
Swap Contracts
Swap agreements may include total return, interest rate, securities index, commodity, security, currency exchange rate, credit default index, volatility and variance swaps. Cleared swaps are transacted through futures commission merchants that are members of central clearing houses with the clearing house serving as a central counterparty similar to transactions in futures contracts. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the change in the value of a particular dollar amount invested, for example, at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay a Fund and the risk that a Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may cause a Fund to lose money. To the extent permitted by its investment policies and restrictions, a Fund may invest in the following types of swaps:
Credit Default Swaps—A Fund may invest in credit default swaps as a means of “buying” credit protection (i.e., attempting to mitigate the risk of default or credit quality deterioration in some portion of a Fund’s holdings) or “selling” credit protection (i.e., attempting to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer). A credit default swap is a contract between a buyer and a seller of protection against a pre-defined credit event (e.g., a ratings downgrade or default) on an underlying reference obligation, which may be a single debt instrument or baskets or indices of securities. Under current regulatory requirements, a Fund may be a buyer or seller of a credit default swap. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. A Fund adds leverage to its portfolio because the Fund is subject to investment exposure on the notional amount of the swap. The maximum potential amount of future payments that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of the period end for which a Fund is the seller of protection are disclosed in the Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the same Fund for the same referenced entity or entities. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as an indicator of the payment performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, typically represent deterioration of the referenced entities’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap.
Interest Rate Swap—A Fund may invest in interest rate swaps to gain or mitigate exposure to changes in interest rates. Interest rate swap agreements involve a commitment between parties to pay either a fixed interest rate or a floating interest rate based on a notional amount of principal. The parties make payments at predetermined intervals throughout the life of the swap. As a payer, a Fund would make the fixed payment and receive the floating payment. As a receiver, a Fund would make the floating payment and receive the fixed payment.
December 31, 2025

Annual

Notes to Financial Statements
Total Return Swap—A Fund may invest in total return swaps to gain or mitigate exposure to an underlying security, or securities. Total return swap agreements may involve commitments to pay interest in exchange for the return on the underlying security, or securities. At maturity, a net cash flow is exchanged between the parties based on the total return of the underlying security, or securities, less a financing rate. As a receiver in the transaction, a Fund would receive a payment for a positive return and would make a payment for a negative return. As a payer in the transaction, a Fund would make a payment for a positive return and would receive a payment for a negative return.
The following table presents the value of financial derivative instruments, by Fund and primary risk exposure, as of December 31, 2025, and their respective location in the Statements of Assets and Liabilities (in thousands):
	Assets		Liabilities
Fund and Primary Risk Exposure	Statements of Assets and Liabilities	Value	Statements of Assets and Liabilities	Value
Emerging Markets Debt Fund
Credit	Receivable for variation margin on centrally cleared swaps[1]	$192	Payable for variation margin on centrally cleared swaps[1]	$272
Currency	Unrealized appreciation on forward foreign currency contracts	5	Unrealized depreciation on forward foreign currency contracts	56
Currency	Investments in securities, at value	74	Options written, at value	—
Interest Rate	Receivable for variation margin on centrally cleared swaps[1]	369	Payable for variation margin on centrally cleared swaps[1]	117

1
The table above includes cumulative appreciation/(depreciation) on centrally cleared swaps as reported in the Fund’s Portfolio of Investments.
Receivable/payable for variation margin on centrally cleared swaps as reported in the Fund’s Statement of Assets and Liabilities represents the current day’s variation margin.

The following table indicates the effect of derivatives, by Fund and primary risk exposure, in the Statements of Operations for the year ended December 31, 2025 (in thousands):
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Fund and Primary Risk Exposure	Statements of Operations	Value	Statements of Operations	Value
Emerging Markets Debt Fund
Credit	Swaps	$34	Swaps	$(106)
Currency	Forward foreign currency contracts	(173)	Forward foreign currency contracts	(111)
Currency	Investments in securities	(42)	Investments in securities	(23)
Interest Rate	Investments in securities	(154)	Investments in securities	—
Interest Rate	Written Options	30	Written Options	—
Interest Rate	Swaps	(316)	Swaps	524
The following table is a summary by counterparty of the derivative instruments and collateral pledged/(received) included in the Fund’s Statement of Assets and Liabilities at December 31, 2025 (in thousands):
	Financial Derivative Assets			Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Total	Forward Foreign Currency Contracts	Total	Net Market Value	Collateral Pledged (Received)	Net Exposure
Emerging Markets Debt Fund
Citibank N.A.	$5	$74	$79	$(56)	$(56)	$23	$—	$23
	$5	$74	$79	$(56)	$(56)
The net exposure represents the amount due from/(due to) the counterparty in the event of default. Any net exposure is generally due to changes in market value of the underlying derivative instruments on the last day of the period as timing of collateral movement occurs the following day.
December 31, 2025

William Blair Funds

Notes to Financial Statements
(7)
Fund Share Transactions
The following tables summarize the activity in capital shares of each Fund for the year ended December 31, 2025 (in thousands):
	Class N
	Dollars				Shares
Fund	Sales	Reinvest	Redemptions	Total	Sales	Reinvest	Redemptions	Total
Growth Fund	$708	$8,754	$6,279	$3,183	84	1,324	729	679
Large Cap Growth Fund	8,543	11,205	67,919	(48,171)	315	413	2,413	(1,685)
Small-Mid Cap Growth Fund	3,301	1,893	28,873	(23,679)	140	77	1,199	(982)
Small Cap Growth Fund	13,071	9,412	42,642	(20,159)	480	348	1,507	(679)
Small Cap Value Fund	91	38	405	(276)	3	1	14	(10)
Global Leaders Fund	606	1,150	2,455	(699)	52	183	272	(37)
International Leaders Fund	4,777	1,776	12,584	(6,031)	227	83	579	(269)
International Growth Fund	6,350	39,730	71,833	(25,753)	224	1,561	2,618	(833)
International Small Cap Growth Fund	64	4	299	(231)	5	—	23	(18)
Emerging Markets Leaders Fund	9,506	7	9,568	(55)	882	1	884	(1)
Emerging Markets Growth Fund	5,986	15	9,665	(3,664)	451	1	716	(264)
Emerging Markets Small Cap Growth Fund	1,378	332	2,122	(412)	65	16	101	(20)

	Class I
	Dollars				Shares
Fund	Sales	Reinvest	Redemptions	Total	Sales	Reinvest	Redemptions	Total
Growth Fund	$3,819	$33,724	$29,778	$7,765	295	3,135	2,389	$1,041
Large Cap Growth Fund	308,287	144,712	628,170	(175,171)	10,373	4,886	20,887	(5,628)
Mid Cap Value Fund	1	1	31	(29)	1	—	3	(2)
Small-Mid Cap Core Fund	15,325	1,137	48,800	(32,338)	976	68	2,922	(1,878)
Small-Mid Cap Growth Fund	83,589	21,078	516,476	(411,809)	3,208	772	19,471	(15,491)
Small-Mid Cap Value Fund	—	3	1	2	—	—	—	—
Small Cap Growth Fund	197,999	38,443	181,510	54,932	5,825	1,144	5,393	1,576
Small Cap Value Fund	88,757	12,106	285,054	(184,191)	3,123	401	10,232	(6,708)
Global Leaders Fund	1,718	7,662	38,201	(28,821)	160	1,181	3,412	(2,071)
International Leaders Fund	170,554	48,562	204,883	14,233	8,015	2,264	9,602	677
International Growth Fund	118,422	130,989	450,885	(201,474)	4,137	4,932	15,519	(6,450)
International Small Cap Growth Fund	3,608	444	15,452	(11,400)	270	32	1,168	(866)
Emerging Markets Leaders Fund	3,414	78	7,334	(3,842)	325	7	700	(368)
Emerging Markets Growth Fund	106,513	1,249	102,970	4,792	7,624	81	7,536	169
Emerging Markets ex China Growth Fund	4,807	782	2,234	3,355	328	52	167	213
Emerging Markets Small Cap Growth Fund	22,341	11,627	54,362	(20,394)	1,074	540	2,642	(1,028)
China Growth Fund	6	1	2	5	1	—	—	1
Emerging Markets Debt Fund	30,740	1,016	7,229	24,527	3,713	121	866	2,968
December 31, 2025

Annual

Notes to Financial Statements

	Class R6
	Dollars				Shares
Fund	Sales	Reinvest	Redemptions	Total	Sales	Reinvest	Redemptions	Total
Growth Fund	$4,042	$8,348	$15,025	$(2,635)	308	769	1,202	$(125)
Large Cap Growth Fund	88,519	32,350	159,293	(38,424)	3,009	1,092	5,162	(1,061)
Mid Cap Value Fund	0	19	482	(463)	—	2	42	(40)
Small-Mid Cap Core Fund	53,531	2,341	23,606	32,266	3,237	140	1,471	1,906
Small-Mid Cap Growth Fund	71,628	11,329	233,490	(150,533)	2,796	413	8,466	(5,257)
Small-Mid Cap Value Fund	0	51	—	51	(1)	5	—	4
Small Cap Growth Fund	118,991	22,934	62,639	79,286	3,404	679	1,851	2,232
Small Cap Value Fund	31,248	8,475	275,227	(235,504)	1,101	281	9,457	(8,075)
Global Leaders Fund	1,745	1,231	5,796	(2,820)	152	190	533	(191)
International Leaders Fund	14,908	34,098	279,597	(230,591)	694	1,589	12,917	(10,634)
International Growth Fund	4,804	13,352	53,728	(35,572)	170	502	1,927	(1,255)
International Small Cap Growth Fund	2,887	355	45,461	(42,219)	208	26	3,166	(2,932)
Emerging Markets Leaders Fund	4,586	794	102,097	(96,717)	467	71	9,715	(9,177)
Emerging Markets Growth Fund	190,596	2,815	274,951	(81,540)	13,541	181	18,712	(4,990)
Emerging Markets ex China Growth Fund	10,668	1,938	2,080	10,526	736	128	165	699
Emerging Markets Small Cap Growth Fund	18,391	20,834	57,477	(18,252)	857	964	2,772	(951)
China Growth Fund	35	17	114	(62)	5	3	17	(9)
Emerging Markets Debt Fund	7,874	1,944	32,634	(22,816)	953	232	4,023	(2,838)

	Institutional Class
	Dollars				Shares
Fund	Sales	Reinvest	Redemptions	Total	Sales	Reinvest	Redemptions	Total
Institutional International Growth Fund	$57,536	$102,442	$274,702	$(114,724)	$3,965	$7,281	$18,503	$(7,257)

	Net Change in Net Assets Relating to Fund Share Activity
	Dollars				Shares
Fund	Sales	Reinvest	Redemptions	Total	Sales	Reinvest	Redemptions	Total
Growth Fund	$8,569	$50,826	$51,082	$8,313	687	5,228	4,320	$1,595
Large Cap Growth Fund	405,349	188,267	855,382	(261,766)	13,697	6,391	28,462	(8,374)
Mid Cap Value Fund	1	20	513	(492)	1	2	45	(42)
Small-Mid Cap Core Fund	68,856	3,478	72,406	(72)	4,213	208	4,393	28
Small-Mid Cap Growth Fund	158,518	34,300	778,839	(586,021)	6,144	1,262	29,136	(21,730)
Small-Mid Cap Value Fund	—	54	1	53	(1)	5	—	4
Small Cap Growth Fund	330,061	70,789	286,791	114,059	9,709	2,171	8,751	3,129
Small Cap Value Fund	120,096	20,619	560,686	(419,971)	4,227	683	19,703	(14,793)
Global Leaders Fund	4,069	10,043	46,452	(32,340)	364	1,554	4,217	(2,299)
International Leaders Fund	190,239	84,436	497,064	(222,389)	8,936	3,936	23,098	(10,226)
International Growth Fund	129,576	184,071	576,446	(262,799)	4,531	6,995	20,064	(8,538)
Institutional International Growth Fund	57,536	102,442	274,702	(114,724)	3,965	7,281	18,503	(7,257)
International Small Cap Growth Fund	6,559	803	61,212	(53,850)	483	58	4,357	(3,816)
Emerging Markets Leaders Fund	17,506	879	118,999	(100,614)	1,674	79	11,299	(9,546)
Emerging Markets Growth Fund	303,095	4,079	387,586	(80,412)	21,616	263	26,964	(5,085)
Emerging Markets ex China Growth Fund	15,475	2,720	4,314	13,881	1,064	180	332	912
Emerging Markets Small Cap Growth Fund	42,110	32,793	113,961	(39,058)	1,996	1,520	5,515	(1,999)
China Growth Fund	41	18	116	(57)	6	3	17	(8)
Emerging Markets Debt Fund	38,614	2,960	39,863	1,711	4,666	353	4,889	130
December 31, 2025

William Blair Funds

Notes to Financial Statements
The following tables summarize the activity in capital shares of each Fund for the year ended December 31, 2024 (in thousands):
	Class N
	Dollars				Shares
Fund	Sales	Reinvest	Redemptions	Total	Sales	Reinvest	Redemptions	Total
Growth Fund	$1,692	$7,988	$7,179	$2,501	158	906	675	$389
Large Cap Growth Fund	22,102	10,393	42,859	(10,364)	838	380	1,632	(414)
Small-Mid Cap Growth Fund	6,291	11,193	35,096	(17,612)	231	446	1,316	(639)
Small Cap Growth Fund	13,407	14,930	20,606	7,731	461	522	707	276
Small Cap Value Fund	224	76	639	(339)	7	3	21	(11)
Global Leaders Fund	997	1,045	6,069	(4,027)	61	98	368	(209)
International Leaders Fund	3,525	75	10,894	(7,294)	175	4	540	(361)
International Growth Fund	5,456	18,262	49,293	(25,575)	188	692	1,738	(858)
International Small Cap Growth Fund	11	19	240	(210)	—	2	20	(18)
Emerging Markets Leaders Fund	8,438	1	8,620	(181)	935	—	955	(20)
Emerging Markets Growth Fund	13,082	—	12,981	101	1,075	—	1,068	7
Emerging Markets Small Cap Growth Fund	2,752	—	2,926	(174)	134	—	141	(7)

	Class I
	Dollars				Shares
Fund	Sales	Reinvest	Redemptions	Total	Sales	Reinvest	Redemptions	Total
Growth Fund	$6,473	$32,153	$29,029	$9,597	451	2,548	2,030	$969
Large Cap Growth Fund	1,016,607	110,088	460,951	665,744	36,237	3,724	15,997	23,964
Mid Cap Value Fund	1	1	1	1	—	—	—	—
Small-Mid Cap Core Fund	29,987	1,252	94,439	(63,200)	1,900	75	5,677	(3,702)
Small-Mid Cap Growth Fund	163,796	133,580	499,996	(202,620)	5,494	4,802	16,869	(6,573)
Small-Mid Cap Value Fund	1,281	2	1,239	44	117	—	114	3
Small Cap Growth Fund	118,867	48,140	133,559	33,448	3,368	1,380	3,840	908
Small Cap Value Fund	120,285	26,992	219,859	(72,582)	4,026	918	7,241	(2,297)
Global Leaders Fund	1,465	16,680	39,204	(21,059)	101	1,542	2,474	(831)
International Leaders Fund	275,559	3,114	127,247	151,426	13,568	161	6,263	7,466
International Growth Fund	137,229	66,274	165,255	38,248	4,642	2,422	5,631	1,433
International Small Cap Growth Fund	8,766	1,285	38,332	(28,281)	719	105	3,075	(2,251)
Emerging Markets Leaders Fund	1,830	27	5,735	(3,878)	206	3	632	(423)
Emerging Markets Growth Fund	120,053	237	58,591	61,699	9,502	18	4,771	4,749
Emerging Markets ex China Growth Fund	6,436	—	243	6,193	491	—	19	472
Emerging Markets Small Cap Growth Fund	48,503	—	41,980	6,523	2,336	—	1,989	347
China Growth Fund	191	1	289	(97)	36	—	56	(20)
Emerging Markets Debt Fund	19,094	342	8,748	10,688	2,362	42	1,100	1,304
December 31, 2025

Annual

Notes to Financial Statements

	Class R6
	Dollars				Shares
Fund	Sales	Reinvest	Redemptions	Total	Sales	Reinvest	Redemptions	Total
Growth Fund	$4,611	$8,980	$14,090	$(499)	324	707	959	$72
Large Cap Growth Fund	286,507	23,981	146,085	164,403	9,906	812	5,006	5,712
Mid Cap Value Fund	131	21	2	150	12	2	—	14
Small-Mid Cap Core Fund	10,741	1,036	40,363	(28,586)	671	62	2,489	(1,756)
Small-Mid Cap Growth Fund	193,373	61,344	135,020	119,697	6,373	2,196	4,574	3,995
Small-Mid Cap Value Fund	1,749	60	117	1,692	159	6	11	154
Small Cap Growth Fund	96,213	23,412	50,540	69,085	2,711	668	1,408	1,971
Small Cap Value Fund	177,269	16,919	66,572	127,616	5,594	576	2,201	3,969
Global Leaders Fund	267	4,655	11,047	(6,125)	16	430	905	(459)
International Leaders Fund	38,575	3,225	92,783	(50,983)	1,898	166	4,609	(2,545)
International Growth Fund	6,191	7,954	32,167	(18,022)	212	291	1,086	(583)
International Small Cap Growth Fund	7,967	1,253	60,016	(50,796)	645	102	4,781	(4,034)
Emerging Markets Leaders Fund	7,383	476	106,204	(98,345)	824	51	11,596	(10,721)
Emerging Markets Growth Fund	121,666	772	204,453	(82,015)	9,390	59	16,419	(6,970)
Emerging Markets ex China Growth Fund	7,969	—	3,457	4,512	601	—	279	322
Emerging Markets Small Cap Growth Fund	21,993	—	52,327	(30,334)	1,045	—	2,505	(1,460)
China Growth Fund	39	24	239	(176)	8	5	46	(33)
Emerging Markets Debt Fund	544	3,497	3,064	977	69	436	381	124

	Institutional Class
	Dollars				Shares
Fund	Sales	Reinvest	Redemptions	Total	Sales	Reinvest	Redemptions	Total
Institutional International Growth Fund	$66,691	$61,982	$121,855	$6,818	$4,505	$4,511	$8,176	$840

	Net Change in Net Assets Relating to Fund Share Activity
	Dollars				Shares
Fund	Sales	Reinvest	Redemptions	Total	Sales	Reinvest	Redemptions	Total
Growth Fund	$12,776	$49,121	$50,298	$11,599	933	4,161	3,664	$1,430
Large Cap Growth Fund	1,325,216	144,462	649,895	819,783	46,981	4,916	22,635	29,262
Mid Cap Value Fund	132	22	3	151	12	2	—	14
Small-Mid Cap Core Fund	40,728	2,288	134,802	(91,786)	2,571	137	8,166	(5,458)
Small-Mid Cap Growth Fund	363,460	206,117	670,112	(100,535)	12,098	7,444	22,759	(3,217)
Small-Mid Cap Value Fund	3,030	62	1,356	1,736	276	6	125	157
Small Cap Growth Fund	228,487	86,482	204,705	110,264	6,540	2,570	5,955	3,155
Small Cap Value Fund	297,778	43,987	287,070	54,695	9,627	1,497	9,463	1,661
Global Leaders Fund	2,729	22,380	56,320	(31,211)	178	2,070	3,747	(1,499)
International Leaders Fund	317,659	6,414	230,924	93,149	15,641	331	11,412	4,560
International Growth Fund	148,876	92,490	246,715	(5,349)	5,042	3,405	8,455	(8)
Institutional International Growth Fund	66,691	61,982	121,855	6,818	4,505	4,511	8,176	840
International Small Cap Growth Fund	16,744	2,557	98,588	(79,287)	1,364	209	7,876	(6,303)
Emerging Markets Leaders Fund	17,651	504	120,559	(102,404)	1,965	54	13,183	(11,164)
Emerging Markets Growth Fund	254,801	1,009	276,025	(20,215)	19,967	77	22,258	(2,214)
Emerging Markets ex China Growth Fund	14,405	—	3,700	10,705	1,092	—	298	794
Emerging Markets Small Cap Growth Fund	73,248	—	97,233	(23,985)	3,515	—	4,635	(1,120)
China Growth Fund	230	25	528	(273)	44	5	102	(53)
Emerging Markets Debt Fund	19,638	3,839	11,812	11,665	2,431	478	1,481	1,428
December 31, 2025

William Blair Funds

Notes to Financial Statements
(8)
Recent Accounting Pronouncement
In this reporting period, the Funds adopted the Financial Accounting Standards Board’s Accounting Standards Update No. 2023-09, "Income Taxes (Topic 740):  Improvements to Income Tax Disclosures" ("ASU 2023-09"). ASU 2023-09 establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in ASU 2023-09 are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 is effective for public entities for annual periods beginning after December 15, 2024, with early adoption permitted. The adoption of ASU 2023-09 only impacts financial statement disclosures and does not impact each Fund’s financial position or the results of its operations. For the year ended December 31, 2025, the Adviser has analyzed each Fund’s income taxes paid and has determined no additional disclosures are required.
(9)
Subsequent Events
The Funds have evaluated subsequent events through the date of issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.
December 31, 2025

Annual

Financial Highlights — For a share outstanding throughout each period
Growth Fund

	Class N
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.79	$9.70	$7.95	$11.81	$11.15
Income (loss) from investment operations:
Net investment income (loss)	(0.06)	(0.07)	(0.04)	(0.05)	(0.08)
Net realized and unrealized gain (loss) on investments	0.92	2.20	3.03	(3.44)	2.49
Total from investment operations	0.86	2.13	2.99	(3.49)	2.41
Less distributions from:
Net realized gain	2.95	3.04	1.24	0.37	1.75
Total distributions	2.95	3.04	1.24	0.37	1.75
Net asset value, end of period	$6.70	$8.79	$9.70	$7.95	$11.81
Total return (%)	10.19	21.81	37.76	(29.65)	22.09
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.25	1.23	1.26	1.24	1.21
Expenses, net of waivers and reimbursements	1.20	1.20	1.20	1.20	1.20
Net investment income (loss), before waivers and reimbursements	(0.78)	(0.69)	(0.49)	(0.60)	(0.67)
Net investment income (loss), net of waivers and reimbursements	(0.73)	(0.66)	(0.43)	(0.56)	(0.66)
Class N net assets at the end of the year (in thousands)	$28,449	$31,317	$30,789	$23,829	$36,807
Portfolio turnover rate (%)	62	49	37	41	30

	Class I
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$12.58	$12.77	$10.15	$14.91	$13.64
Income (loss) from investment operations:
Net investment income (loss)	(0.06)	(0.05)	(0.02)	(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments	1.35	2.90	3.88	(4.35)	3.07
Total from investment operations	1.29	2.85	3.86	(4.39)	3.02
Less distributions from:
Net realized gain	2.95	3.04	1.24	0.37	1.75
Total distributions	2.95	3.04	1.24	0.37	1.75
Net asset value, end of period	$10.92	$12.58	$12.77	$10.15	$14.91
Total return (%)	10.57	22.21	38.15	(29.52)	22.54
Ratios to average daily net assets (%):
Expenses	0.91	0.89	0.91	0.92	0.89
Net investment income (loss)	(0.45)	(0.35)	(0.14)	(0.29)	(0.35)
Class I net assets at the end of the year (in thousands)	$162,350	$173,863	$164,166	$136,051	$293,900
Portfolio turnover rate (%)	62	49	37	41	30
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
Growth Fund (continued)

	Class R6
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$12.66	$12.84	$10.19	$14.95	$13.67
Income (loss) from investment operations:
Net investment income (loss)	(0.05)	(0.05)	(0.01)	(0.02)	(0.04)
Net realized and unrealized gain (loss) on investments	1.36	2.91	3.90	(4.37)	3.07
Total from investment operations	1.31	2.86	3.89	(4.39)	3.03
Less distributions from:
Net realized gain	2.95	3.04	1.24	0.37	1.75
Total distributions	2.95	3.04	1.24	0.37	1.75
Net asset value, end of period	$11.02	$12.66	$12.84	$10.19	$14.95
Total return (%)	10.66	22.26	38.19	(29.44)	22.55
Ratios to average daily net assets (%):
Expenses	0.87	0.85	0.87	0.87	0.84
Net investment income (loss)	(0.41)	(0.32)	(0.10)	(0.18)	(0.29)
Class R6 net assets at the end of the year (in thousands)	$37,566	$44,736	$44,437	$29,128	$14,993
Portfolio turnover rate (%)	62	49	37	41	30
Note:  Net investment income (loss) per share is based on the average shares outstanding during the year.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at https://im.williamblair.com/investments/mutual-funds#performance-tab.
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Financial Highlights — For a share outstanding throughout each period
Large Cap Growth Fund

	Class N
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$27.15	$22.95	$16.38	$24.49	$20.03
Income (loss) from investment operations:
Net investment income (loss)	(0.12)	(0.10)	(0.02)	(0.03)	(0.07)
Net realized and unrealized gain (loss) on investments	3.16	6.03	6.59	(7.96)	5.65
Total from investment operations	3.04	5.93	6.57	(7.99)	5.58
Less distributions from:
Net investment income	—	—	—	—	—
Net realized gain	2.58	1.73	—	0.12	1.12
Total distributions	2.58	1.73	—	0.12	1.12
Net asset value, end of period	$27.61	$27.15	$22.95	$16.38	$24.49
Total return (%)	11.36	25.79	40.11	(32.61)	28.03
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.02	1.03	1.04	1.03	1.05
Expenses, net of waivers and reimbursements	0.90	0.90	0.90	0.90	0.90
Net investment income (loss), before waivers and reimbursements	(0.56)	(0.50)	(0.24)	(0.28)	(0.46)
Net investment income (loss), net of waivers and reimbursements	(0.44)	(0.37)	(0.10)	(0.15)	(0.31)
Class N net assets at the end of the year (in thousands)	$132,535	$176,066	$158,351	$132,225	$203,014
Portfolio turnover rate (%)	41	50	43	29	26

	Class I
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$29.33	$24.64	$17.54	$26.18	$21.29
Income (loss) from investment operations:
Net investment income (loss)	(0.06)	(0.03)	0.03	0.03	(0.02)
Net realized and unrealized gain (loss) on investments	3.44	6.47	7.07	(8.53)	6.03
Total from investment operations	3.38	6.44	7.10	(8.50)	6.01
Less distributions from:
Net investment income	—	0.02	—	0.02	—
Net realized gain	2.58	1.73	—	0.12	1.12
Total distributions	2.58	1.75	—	0.14	1.12
Net asset value, end of period	$30.13	$29.33	$24.64	$17.54	$26.18
Total return (%)	11.68	26.08	40.48	(32.46)	28.39
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	0.75	0.75	0.78	0.79	0.75
Expenses, net of waivers and reimbursements	0.65	0.65	0.65	0.65	0.65
Net investment income (loss), before waivers and reimbursements	(0.29)	(0.22)	0.02	(0.01)	(0.17)
Net investment income (loss), net of waivers and reimbursements	(0.19)	(0.12)	0.15	0.13	(0.07)
Class I net assets at the end of the year (in thousands)	$1,905,753	$2,020,494	$1,106,857	$702,441	$669,060
Portfolio turnover rate (%)	41	50	43	29	26
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
Large Cap Growth Fund (continued)

	Class R6
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$29.33	$24.64	$17.53	$26.16	$21.27
Income (loss) from investment operations:
Net investment income (loss)	(0.04)	(0.02)	0.04	0.04	(0.00)^
Net realized and unrealized gain (loss) on investments	3.43	6.47	7.07	(8.52)	6.01
Total from investment operations	3.39	6.45	7.11	(8.48)	6.01
Less distributions from:
Net investment income	—	0.03	—	0.03	0.00 ^
Net realized gain	2.58	1.73	—	0.12	1.12
Total distributions	2.58	1.76	—	0.15	1.12
Net asset value, end of period	$30.14	$29.33	$24.64	$17.53	$26.16
Total return (%)	11.71	26.14	40.56	(32.41)	28.42
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	0.64	0.65	0.65	0.66	0.67
Expenses, net of waivers and reimbursements	0.60	0.60	0.60	0.60	0.60
Net investment income (loss), before waivers and reimbursements	(0.18)	(0.12)	0.14	0.13	(0.08)
Net investment income (loss), net of waivers and reimbursements	(0.14)	(0.07)	0.19	0.19	(0.01)
Class R6 net assets at the end of the year (in thousands)	$591,441	$606,663	$368,894	$238,354	$233,946
Portfolio turnover rate (%)	41	50	43	29	26

^	Amount is less than $0.005 per share.
Note:  Net investment income (loss) per share is based on the average shares outstanding during the year.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at https://im.williamblair.com/investments/mutual-funds#performance-tab.
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Financial Highlights — For a share outstanding throughout each period
Mid Cap Value Fund

	Class I
	Years Ended December 31,			Period Ended December 31,
	2025	2024	2023	2022(a)
Net asset value, beginning of year	$11.21	$10.25	$9.19	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.11	0.14	0.14	0.12
Net realized and unrealized gain (loss) on investments	0.71	0.96	1.07	(0.83)
Total from investment operations	0.82	1.10	1.21	(0.71)
Less distributions from:
Net investment income	0.14	0.14	0.15	0.10
Net realized gain	0.03	—	—	—
Total distributions	0.17	0.14	0.15	0.10
Net asset value, end of period	$11.86	$11.21	$10.25	$9.19
Total return (%)*	7.33	10.71	13.21	(7.13)
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	9.25	8.77	9.08	8.52
Expenses, net of waivers and reimbursements	0.75	0.75	0.75	0.75
Net investment income (loss), before waivers and reimbursements	(7.50)	(6.75)	(6.85)	(6.14)
Net investment income (loss), net of waivers and reimbursements	1.00	1.27	1.48	1.63
Class I net assets at the end of the year (in thousands)	$70	$95	$85	$76
Portfolio turnover rate (%)*	28	39	32	21

(a)	For the period from March 16, 2022 (Commencement of Operations) to December 31, 2022.
*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.

	Class R6
	Years Ended December 31,			Period Ended December 31,
	2025	2024	2023	2022(a)
Net asset value, beginning of year	$11.21	$10.25	$9.19	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.12	0.14	0.14	0.11
Net realized and unrealized gain (loss) on investments	0.71	0.96	1.08	(0.82)
Total from investment operations	0.83	1.10	1.22	(0.71)
Less distributions from:
Net investment income	0.15	0.14	0.16	0.10
Net realized gain	0.03	—	—	—
Total distributions	0.18	0.14	0.16	0.10
Net asset value, end of period	$11.86	$11.21	$10.25	$9.19
Total return (%)*	7.39	10.77	13.14	(7.01)
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	9.22	8.72	9.02	8.52
Expenses, net of waivers and reimbursements	0.70	0.70	0.70	0.70
Net investment income (loss), before waivers and reimbursements	(7.43)	(6.69)	(6.82)	(6.35)
Net investment income (loss), net of waivers and reimbursements	1.09	1.33	1.50	1.47
Class R6 net assets at the end of the year (in thousands)	$1,283	$1,662	$1,373	$1,431
Portfolio turnover rate (%)*	28	39	32	21

(a)	For the period from March 16, 2022 (Commencement of Operations) to December 31, 2022.
*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
Mid Cap Value Fund (continued)
Note:  Net investment income (loss) per share is based on the average shares outstanding during the year.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at https://im.williamblair.com/investments/mutual-funds#performance-tab.
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Financial Highlights — For a share outstanding throughout each period
Small-Mid Cap Core Fund

	Class I
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$16.91	$15.29	$13.52	$16.31	$12.88
Income (loss) from investment operations:
Net investment income (loss)	0.02	0.02	0.04	(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments	0.20	1.83	1.75	(2.78)	3.46
Total from investment operations	0.22	1.85	1.79	(2.79)	3.43
Less distributions from:
Net investment income	—	0.02	0.02	—	—
Net realized gain	0.50	0.21	—	—	—
Total distributions	0.50	0.23	0.02	—	—
Net asset value, end of period	$16.63	$16.91	$15.29	$13.52	$16.31
Total return (%)	1.27	12.04	13.26	(17.11)	26.63
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.19	1.15	1.16	1.21	1.25
Expenses, net of waivers and reimbursements	0.95	0.95	0.95	0.95	0.95
Net investment income (loss), before waivers and reimbursements	(0.11)	(0.06)	0.09	(0.32)	(0.47)
Net investment income (loss), net of waivers and reimbursements	0.13	0.14	0.30	(0.06)	(0.17)
Class I net assets at the end of the year (in thousands)	$18,138	$50,188	$101,972	$87,540	$61,433
Portfolio turnover rate (%)	81	59	41	50	45

	Class R6
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$16.92	$15.30	$13.53	$16.32	$12.88
Income (loss) from investment operations:
Net investment income (loss)	0.03	0.03	0.05	0.00 ^	(0.02)
Net realized and unrealized gain (loss) on investments	0.20	1.83	1.75	(2.79)	3.46
Total from investment operations	0.23	1.86	1.80	(2.79)	3.44
Less distributions from:
Net investment income	—	0.03	0.03	—	—
Net realized gain	0.50	0.21	—	—	—
Total distributions	0.50	0.24	0.03	—	—
Net asset value, end of period	$16.65	$16.92	$15.30	$13.53	$16.32
Total return (%)	1.33	12.16	13.30	(17.10)	26.71
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.04	1.01	1.01	1.05	1.16
Expenses, net of waivers and reimbursements	0.90	0.90	0.90	0.90	0.90
Net investment income (loss), before waivers and reimbursements	0.03	0.07	0.24	(0.14)	(0.37)
Net investment income (loss), net of waivers and reimbursements	0.17	0.18	0.35	0.01	(0.11)
Class R6 net assets at the end of the year (in thousands)	$104,991	$74,463	$94,208	$56,681	$31,347
Portfolio turnover rate (%)	81	59	41	50	45

^	Amount is less than $0.005 per share.
Note:  Net investment income (loss) per share is based on the average shares outstanding during the year.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at https://im.williamblair.com/investments/mutual-funds#performance-tab.
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
Small-Mid Cap Growth Fund

	Class N
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$25.31	$25.92	$23.96	$32.27	$32.96
Income (loss) from investment operations:
Net investment income (loss)	(0.17)	(0.19)	(0.16)	(0.23)	(0.36)
Net realized and unrealized gain (loss) on investments	0.26	3.07	4.35	(7.22)	2.90
Total from investment operations	0.09	2.88	4.19	(7.45)	2.54
Less distributions from:
Net realized gain	0.77	3.49	2.23	0.86	3.23
Total distributions	0.77	3.49	2.23	0.86	3.23
Net asset value, end of period	$24.63	$25.31	$25.92	$23.96	$32.27
Total return (%)	0.37	11.21	17.64	(23.11)	8.27
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.37	1.36	1.39	1.43	1.43
Expenses, net of waivers and reimbursements	1.24	1.24	1.28	1.35	1.35
Net investment income (loss), before waivers and reimbursements	(0.85)	(0.80)	(0.72)	(0.96)	(1.10)
Net investment income (loss), net of waivers and reimbursements	(0.72)	(0.68)	(0.61)	(0.88)	(1.02)
Class N net assets at the end of the year (in thousands)	$62,475	$89,046	$107,791	$110,241	$232,166
Portfolio turnover rate (%)	57	63	49	49	38

	Class I
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$28.03	$28.29	$25.91	$34.72	$35.13
Income (loss) from investment operations:
Net investment income (loss)	(0.13)	(0.13)	(0.10)	(0.18)	(0.29)
Net realized and unrealized gain (loss) on investments	0.30	3.36	4.71	(7.77)	3.11
Total from investment operations	0.17	3.23	4.61	(7.95)	2.82
Less distributions from:
Net realized gain	0.77	3.49	2.23	0.86	3.23
Total distributions	0.77	3.49	2.23	0.86	3.23
Net asset value, end of period	$27.43	$28.03	$28.29	$25.91	$34.72
Total return (%)	0.62	11.51	17.93	(22.92)	8.56
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.12	1.11	1.14	1.17	1.16
Expenses, net of waivers and reimbursements	0.99	0.99	1.03	1.10	1.10
Net investment income (loss), before waivers and reimbursements	(0.60)	(0.55)	(0.47)	(0.70)	(0.83)
Net investment income (loss), net of waivers and reimbursements	(0.47)	(0.43)	(0.36)	(0.63)	(0.77)
Class I net assets at the end of the year (in thousands)	$788,511	$1,239,788	$1,437,622	$1,509,931	$2,487,862
Portfolio turnover rate (%)	57	63	49	49	38
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Financial Highlights — For a share outstanding throughout each period
Small-Mid Cap Growth Fund (continued)

	Class R6
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$28.15	$28.39	$25.99	$34.79	$35.18
Income (loss) from investment operations:
Net investment income (loss)	(0.11)	(0.11)	(0.09)	(0.15)	(0.26)
Net realized and unrealized gain (loss) on investments	0.30	3.36	4.72	(7.79)	3.10
Total from investment operations	0.19	3.25	4.63	(7.94)	2.84
Less distributions from:
Net realized gain	0.77	3.49	2.23	0.86	3.23
Total distributions	0.77	3.49	2.23	0.86	3.23
Net asset value, end of period	$27.57	$28.15	$28.39	$25.99	$34.79
Total return (%)	0.69	11.54	17.95	(22.84)	8.60
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	0.99	0.98	1.01	1.05	1.03
Expenses, net of waivers and reimbursements	0.94	0.94	0.97	1.05	1.03
Net investment income (loss), before waivers and reimbursements	(0.47)	(0.41)	(0.36)	(0.55)	(0.69)
Net investment income (loss), net of waivers and reimbursements	(0.42)	(0.37)	(0.32)	(0.55)	(0.69)
Class R6 net assets at the end of the year (in thousands)	$401,965	$558,398	$449,782	$392,153	$328,034
Portfolio turnover rate (%)	57	63	49	49	38
Note:  Net investment income (loss) per share is based on the average shares outstanding during the year.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at https://im.williamblair.com/investments/mutual-funds#performance-tab.
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
Small-Mid Cap Value Fund

	Class I
	Years Ended December 31,		Period Ended December 31,
	2025	2024	2023(a)
Net asset value, beginning of year	$10.97	$10.60	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.11	0.16	0.05
Net realized and unrealized gain (loss) on investments	0.24	0.41	0.60
Total from investment operations	0.35	0.57	0.65
Less distributions from:
Net investment income	0.10	0.10	0.05
Net realized gain	0.07	0.10	—
Total distributions	0.17	0.20	0.05
Net asset value, end of period	$11.15	$10.97	$10.60
Total return (%)*	3.16	5.39	6.45
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	5.04	5.98	10.69
Expenses, net of waivers and reimbursements	0.85	0.85	0.85
Net investment income (loss), before waivers and reimbursements	(3.18)	(3.67)	(8.48)
Net investment income (loss), net of waivers and reimbursements	1.01	1.46	1.36
Class I net assets at the end of the year (in thousands)	$124	$121	$84
Portfolio turnover rate (%)*	40	44	33

(a)	For the period from August 17, 2023 (Commencement of Operations) to December 31, 2023.
*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.

	Class R6
	Years Ended December 31,		Period Ended December 31,
	2025	2024	2023(a)
Net asset value, beginning of year	$10.96	$10.60	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.11	0.14	0.05
Net realized and unrealized gain (loss) on investments	0.25	0.43	0.60
Total from investment operations	0.36	0.57	0.65
Less distributions from:
Net investment income	0.11	0.11	0.05
Net realized gain	0.07	0.10	—
Total distributions	0.18	0.21	0.05
Net asset value, end of period	$11.14	$10.96	$10.60
Total return (%)*	3.21	5.37	6.50
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	4.99	5.95	10.66
Expenses, net of waivers and reimbursements	0.80	0.80	0.80
Net investment income (loss), before waivers and reimbursements	(3.13)	(3.90)	(8.49)
Net investment income (loss), net of waivers and reimbursements	1.06	1.25	1.37
Class R6 net assets at the end of the year (in thousands)	$3,333	$3,229	$1,497
Portfolio turnover rate (%)*	40	44	33

(a)	For the period from August 17, 2023 (Commencement of Operations) to December 31, 2023.
*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Financial Highlights — For a share outstanding throughout each period
Small-Mid Cap Value Fund (continued)
Note:  Net investment income (loss) per share is based on the average shares outstanding during the year.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at https://im.williamblair.com/investments/mutual-funds#performance-tab.
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
Small Cap Growth Fund

	Class N
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$28.97	$27.36	$24.01	$31.90	$34.49
Income (loss) from investment operations:
Net investment income (loss)	(0.17)	(0.21)	(0.18)	(0.27)	(0.45)
Net realized and unrealized gain (loss) on investments	0.95	5.38	4.03	(6.61)	4.56
Total from investment operations	0.78	5.17	3.85	(6.88)	4.11
Less distributions from:
Net realized gain	2.54	3.56	0.50	1.01	6.70
Total distributions	2.54	3.56	0.50	1.01	6.70
Net asset value, end of period	$27.21	$28.97	$27.36	$24.01	$31.90
Total return (%)	2.74	19.07	16.06	(21.59)	12.91
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.39	1.39	1.46	1.55	1.56
Expenses, net of waivers and reimbursements	1.24	1.24	1.33	1.50	1.50
Net investment income (loss), before waivers and reimbursements	(0.78)	(0.85)	(0.83)	(1.08)	(1.24)
Net investment income (loss), net of waivers and reimbursements	(0.63)	(0.70)	(0.70)	(1.03)	(1.18)
Class N net assets at the end of the year (in thousands)	$110,716	$137,552	$122,370	$114,324	$179,739
Portfolio turnover rate (%)	94	75	55	45	49

	Class I
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$35.35	$32.64	$28.49	$37.52	$39.36
Income (loss) from investment operations:
Net investment income (loss)	(0.13)	(0.16)	(0.13)	(0.24)	(0.41)
Net realized and unrealized gain (loss) on investments	1.18	6.43	4.78	(7.78)	5.27
Total from investment operations	1.05	6.27	4.65	(8.02)	4.86
Less distributions from:
Net realized gain	2.54	3.56	0.50	1.01	6.70
Total distributions	2.54	3.56	0.50	1.01	6.70
Net asset value, end of period	$33.86	$35.35	$32.64	$28.49	$37.52
Total return (%)	3.01	19.36	16.35	(21.39)	13.22
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.12	1.12	1.18	1.28	1.25
Expenses, net of waivers and reimbursements	0.99	0.99	1.07	1.25	1.25
Net investment income (loss), before waivers and reimbursements	(0.50)	(0.58)	(0.54)	(0.81)	(0.93)
Net investment income (loss), net of waivers and reimbursements	(0.37)	(0.45)	(0.43)	(0.78)	(0.93)
Class I net assets at the end of the year (in thousands)	$546,225	$514,625	$445,483	$303,016	$402,629
Portfolio turnover rate (%)	94	75	55	45	49
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Financial Highlights — For a share outstanding throughout each period
Small Cap Growth Fund (continued)

	Class R6
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$35.51	$32.76	$28.57	$37.60	$39.40
Income (loss) from investment operations:
Net investment income (loss)	(0.11)	(0.14)	(0.12)	(0.21)	(0.37)
Net realized and unrealized gain (loss) on investments	1.18	6.45	4.81	(7.81)	5.27
Total from investment operations	1.07	6.31	4.69	(8.02)	4.90
Less distributions from:
Net realized gain	2.54	3.56	0.50	1.01	6.70
Total distributions	2.54	3.56	0.50	1.01	6.70
Net asset value, end of period	$34.04	$35.51	$32.76	$28.57	$37.60
Total return (%)	3.05	19.41	16.44	(21.35)	13.31
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.01	1.00	1.06	1.18	1.16
Expenses, net of waivers and reimbursements	0.94	0.94	1.02	1.18	1.16
Net investment income (loss), before waivers and reimbursements	(0.39)	(0.46)	(0.42)	(0.70)	(0.84)
Net investment income (loss), net of waivers and reimbursements	(0.32)	(0.40)	(0.38)	(0.70)	(0.84)
Class R6 net assets at the end of the year (in thousands)	$330,159	$265,194	$180,058	$112,497	$127,710
Portfolio turnover rate (%)	94	75	55	45	49
Note:  Net investment income (loss) per share is based on the average shares outstanding during the year.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at https://im.williamblair.com/investments/mutual-funds#performance-tab.
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
Small Cap Value Fund

	Class N
	Years Ended December 31,				Period Ended December 31,	Period Ended October 31,
	2025	2024	2023	2022	2021(a)	2021(b)
Net Asset Value, beginning of year	$29.67	$29.78	$27.76	$33.63	$33.49	$32.15
Income (loss) from investment operations:
Net investment income (loss)	0.19	0.22	0.21	0.15	0.00 ^	0.05
Net realized and unrealized gain (loss) on investments	0.59	0.73	2.72	(3.98)	1.37	1.29
Total from investment operations	0.78	0.95	2.93	(3.83)	1.37	1.34
Less distributions from:
Net investment income	0.16	0.18	0.18	0.12	—	—
Net realized gain	0.44	0.88	0.73	1.92	1.23	—
Total distributions	0.60	1.06	0.91	2.04	1.23	—
Net asset value, end of period	$29.85	$29.67	$29.78	$27.76	$33.63	$33.49
Total return (%)*	2.61	3.21	10.59	(11.36)	4.24	4.17
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.16	1.15	1.11	1.15	1.26	1.17
Expenses, net of waivers and reimbursements	1.15	1.15	1.11	1.15	1.15	1.15
Net investment income (loss), before waivers and reimbursements	0.67	0.74	0.76	0.48	(0.05)	0.51
Net investment income (loss), net of waivers and reimbursements	0.68	0.74	0.76	0.48	0.06	0.53
Class N net assets at the end of the year (in thousands)	$1,978	$2,258	$2,591	$2,648	$3,313	$9,805
Portfolio turnover rate (%)*	37	35	27	25	7	35

(a)	For the period from November 1, 2021 to December 31, 2021.
(b)	For the period from July 17, 2021 (Commencement of Operations) to October 31, 2021.
^	Amount is less than $0.005 per share.
*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Financial Highlights — For a share outstanding throughout each period
Small Cap Value Fund (continued)

	Class I
	Years Ended December 31,				Period Ended December 31,	Years Ended October 31,
	2025	2024	2023	2022	2021(a)	2021
Net Asset Value, beginning of year	$29.61	$29.74	$27.72	$33.58	$33.52	$23.79
Income (loss) from investment operations:
Net investment income (loss)	0.27	0.30	0.28	0.22	0.03	0.18
Net realized and unrealized gain (loss) on investments	0.60	0.72	2.72	(3.96)	1.35	12.91
Total from investment operations	0.87	1.02	3.00	(3.74)	1.38	13.09
Less distributions from:
Net investment income	0.24	0.27	0.25	0.20	0.09	0.11
Net realized gain	0.44	0.88	0.73	1.92	1.23	3.25
Total distributions	0.68	1.15	0.98	2.12	1.32	3.36
Net asset value, end of period	$29.80	$29.61	$29.74	$27.72	$33.58	$33.52
Total return (%)*	2.91	3.44	10.86	(11.12)	4.31	55.32
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	0.93	0.92	0.92	0.94	0.82	0.86
Expenses, net of waivers and reimbursements	0.89	0.89	0.89	0.89	0.82	0.86
Net investment income (loss), before waivers and reimbursements	0.89	0.97	0.95	0.67	0.55	0.52
Net investment income (loss), net of waivers and reimbursements	0.93	1.00	0.98	0.72	0.55	0.52
Class I net assets at the end of the year (in thousands)	$547,178	$742,417	$813,809	$758,104	$1,059,157	$1,143,150
Portfolio turnover rate (%)*	37	35	27	25	7	35

(a)	For the period from November 1, 2021 to December 31, 2021.
*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.

	Class R6
	Years Ended December 31,				Period Ended December 31,	Period Ended October 31,
	2025	2024	2023	2022	2021(a)	2021(b)
Net Asset Value, beginning of year	$29.60	$29.73	$27.71	$33.58	$33.53	$32.15
Income (loss) from investment operations:
Net investment income (loss)	0.29	0.34	0.30	0.26	0.03	0.06
Net realized and unrealized gain (loss) on investments	0.61	0.71	2.73	(3.98)	1.35	1.32
Total from investment operations	0.90	1.05	3.03	(3.72)	1.38	1.38
Less distributions from:
Net investment income	0.27	0.30	0.28	0.23	0.10	—
Net realized gain	0.44	0.88	0.73	1.92	1.23	—
Total distributions	0.71	1.18	1.01	2.15	1.33	—
Net asset value, end of period	$29.79	$29.60	$29.73	$27.71	$33.58	$33.53
Total return (%)*	3.01	3.56	10.96	(11.06)	4.33	4.26
Ratios to average daily net assets (%):**
Expenses	0.80	0.79	0.79	0.81	0.78	0.78
Net investment income (loss)	1.02	1.12	1.08	0.85	0.59	0.64
Class R6 net assets at the end of the year (in thousands)	$370,300	$607,061	$491,646	$453,456	$1,006,928	$867,272
Portfolio turnover rate (%)*	37	35	27	25	7	35

(a)	For the period from November 1, 2021 to December 31, 2021.
(b)	For the period from July 17, 2021 (Commencement of Operations) to October 31, 2021.
*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
Small Cap Value Fund (continued)
On July 16, 2021, Small Cap Value Fund (the "Fund") acquired the assets and assumed the liabilities of the ICM Small Company Portfolio (the “Predecessor Fund”), a series of The Advisors’ Inner Circle Fund, in a reorganization (the “Reorganization”). In the Reorganization, former shareholders of the Predecessor Fund received Class I shares of the Fund. The Predecessor Fund was advised by Investment Counselors of Maryland, LLC, which was acquired by the Adviser. The Predecessor Fund’s (Institutional Class shares) performance and financial history have been adopted by Class I shares of the Fund following the Reorganization and are being used going forward from the date of the Reorganization. The performance of Class I shares of the Fund therefore reflects the performance of the Predecessor Fund prior to the Reorganization. The performance of the Predecessor Fund has not been restated to reflect the annual operating expenses of Class I shares of the Fund, which were different than those of the Predecessor Fund. Because the Fund had different fees and expenses than the Predecessor Fund, the Predecessor Fund would therefore have had different performance results if it was subject to the Fund’s fees and expenses.
Note:  Net investment income (loss) per share is based on the average shares outstanding during the year.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at https://im.williamblair.com/investments/mutual-funds#performance-tab.
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Financial Highlights — For a share outstanding throughout each period
Global Leaders Fund

	Class N
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.58	$15.21	$13.24	$19.17	$17.41
Income (loss) from investment operations:
Net investment income (loss)	(0.01)	(0.02)	(0.02)	(0.04)	(0.11)
Net realized and unrealized gain (loss) on investments	1.47	1.19	3.01	(5.61)	2.96
Total from investment operations	1.46	1.17	2.99	(5.65)	2.85
Less distributions from:
Net investment income	0.11	—	—	—	—
Net realized gain	5.53	5.80	1.02	0.28	1.09
Total distributions	5.64	5.80	1.02	0.28	1.09
Net asset value, end of period	$6.40	$10.58	$15.21	$13.24	$19.17
Total return (%)	14.82	7.47	22.67	(29.49)	16.55
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.98	1.53	1.42	1.45	1.38
Expenses, net of waivers and reimbursements	1.15	1.15	1.15	1.15	1.15
Net investment income (loss), before waivers and reimbursements	(0.91)	(0.51)	(0.43)	(0.60)	(0.79)
Net investment income (loss), net of waivers and reimbursements	(0.08)	(0.13)	(0.16)	(0.30)	(0.56)
Class N net assets at the end of the year (in thousands)	$1,892	$3,527	$8,253	$8,317	$13,709
Portfolio turnover rate (%)	81	57	36	15	18

	Class I
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.77	$15.38	$13.35	$19.28	$17.47
Income (loss) from investment operations:
Net investment income (loss)	0.02	0.02	0.01	(0.01)	(0.06)
Net realized and unrealized gain (loss) on investments	1.50	1.21	3.05	(5.63)	2.96
Total from investment operations	1.52	1.23	3.06	(5.64)	2.90
Less distributions from:
Net investment income	0.14	0.04	0.01	0.01	—
Net realized gain	5.53	5.80	1.02	0.28	1.09
Total distributions	5.67	5.84	1.03	0.29	1.09
Net asset value, end of period	$6.62	$10.77	$15.38	$13.35	$19.28
Total return (%)	15.20	7.71	22.99	(29.28)	16.78
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.72	1.22	1.14	1.12	1.07
Expenses, net of waivers and reimbursements	0.90	0.90	0.90	0.90	0.90
Net investment income (loss), before waivers and reimbursements	(0.65)	(0.19)	(0.17)	(0.27)	(0.49)
Net investment income (loss), net of waivers and reimbursements	0.17	0.13	0.07	(0.05)	(0.32)
Class I net assets at the end of the year (in thousands)	$13,894	$44,889	$76,915	$69,987	$124,488
Portfolio turnover rate (%)	81	57	36	15	18
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
Global Leaders Fund (continued)

	Class R6
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.77	$15.39	$13.35	$19.30	$17.47
Income (loss) from investment operations:
Net investment income (loss)	0.03	0.03	0.02	(0.01)	(0.05)
Net realized and unrealized gain (loss) on investments	1.50	1.20	3.05	(5.64)	2.97
Total from investment operations	1.53	1.23	3.07	(5.65)	2.92
Less distributions from:
Net investment income	0.15	0.05	0.01	0.02	—
Net realized gain	5.53	5.80	1.02	0.28	1.09
Total distributions	5.68	5.85	1.03	0.30	1.09
Net asset value, end of period	$6.62	$10.77	$15.39	$13.35	$19.30
Total return (%)	15.23	7.78	23.13	(29.30)	16.90
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.63	1.13	1.05	1.05	0.99
Expenses, net of waivers and reimbursements	0.85	0.85	0.85	0.85	0.85
Net investment income (loss), before waivers and reimbursements	(0.54)	(0.12)	(0.08)	(0.30)	(0.40)
Net investment income (loss), net of waivers and reimbursements	0.24	0.16	0.12	(0.10)	(0.26)
Class R6 net assets at the end of the year (in thousands)	$2,275	$5,761	$15,287	$13,255	$5,585
Portfolio turnover rate (%)	81	57	36	15	18
Note:  Net investment income (loss) per share is based on the average shares outstanding during the year.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at https://im.williamblair.com/investments/mutual-funds#performance-tab.
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Financial Highlights — For a share outstanding throughout each period
International Leaders Fund

	Class N
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$19.25	$19.45	$17.28	$24.28	$22.69
Income (loss) from investment operations:
Net investment income (loss)	0.10	0.06	0.05	0.04	(0.12)
Net realized and unrealized gain (loss) on investments	4.26	(0.21)	2.16	(7.01)	2.35
Total from investment operations	4.36	(0.15)	2.21	(6.97)	2.23
Less distributions from:
Net investment income	0.23	0.05	0.04	—	0.00 ^
Net realized gain	1.47	—	—	0.03	0.64
Total distributions	1.70	0.05	0.04	0.03	0.64
Net asset value, end of period	$21.91	$19.25	$19.45	$17.28	$24.28
Total return (%)	22.88	(0.76)	12.77	(28.70)	9.93
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.27	1.26	1.26	1.26	1.30
Expenses, net of waivers and reimbursements	1.15	1.15	1.15	1.15	1.15
Net investment income (loss), before waivers and reimbursements	0.34	0.19	0.17	0.09	(0.65)
Net investment income (loss), net of waivers and reimbursements	0.46	0.30	0.28	0.20	(0.50)
Class N net assets at the end of the year (in thousands)	$24,666	$26,853	$34,162	$35,966	$47,234
Portfolio turnover rate (%)	91	66	50	55	18

^	Amount is less than $0.005 per share.

	Class I
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$19.39	$19.60	$17.41	$24.41	$22.80
Income (loss) from investment operations:
Net investment income (loss)	0.14	0.10	0.10	0.08	(0.06)
Net realized and unrealized gain (loss) on investments	4.31	(0.20)	2.18	(7.05)	2.36
Total from investment operations	4.45	(0.10)	2.28	(6.97)	2.30
Less distributions from:
Net investment income	0.30	0.11	0.09	—	0.05
Net realized gain	1.47	—	—	0.03	0.64
Total distributions	1.77	0.11	0.09	0.03	0.69
Net asset value, end of period	$22.07	$19.39	$19.60	$17.41	$24.41
Total return (%)	23.17	(0.50)	13.09	(28.55)	10.17
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.03	1.03	1.04	1.04	0.99
Expenses, net of waivers and reimbursements	0.90	0.90	0.90	0.90	0.90
Net investment income (loss), before waivers and reimbursements	0.52	0.38	0.39	0.28	(0.33)
Net investment income (loss), net of waivers and reimbursements	0.65	0.51	0.53	0.42	(0.24)
Class I net assets at the end of the year (in thousands)	$645,147	$553,671	$413,373	$369,171	$591,500
Portfolio turnover rate (%)	91	66	50	55	18
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
International Leaders Fund (continued)

	Class R6
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$19.40	$19.62	$17.42	$24.41	$22.80
Income (loss) from investment operations:
Net investment income (loss)	0.17	0.12	0.11	0.09	(0.04)
Net realized and unrealized gain (loss) on investments	4.30	(0.22)	2.19	(7.05)	2.35
Total from investment operations	4.47	(0.10)	2.30	(6.96)	2.31
Less distributions from:
Net investment income	0.31	0.12	0.10	—	0.06
Net realized gain	1.47	—	—	0.03	0.64
Total distributions	1.78	0.12	0.10	0.03	0.70
Net asset value, end of period	$22.09	$19.40	$19.62	$17.42	$24.41
Total return (%)	23.27	(0.51)	13.20	(28.51)	10.22
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	0.91	0.91	0.91	0.92	0.91
Expenses, net of waivers and reimbursements	0.85	0.85	0.85	0.85	0.85
Net investment income (loss), before waivers and reimbursements	0.73	0.52	0.52	0.44	(0.24)
Net investment income (loss), net of waivers and reimbursements	0.79	0.58	0.58	0.51	(0.18)
Class R6 net assets at the end of the year (in thousands)	$425,508	$580,142	$636,401	$599,084	$667,996
Portfolio turnover rate (%)	91	66	50	55	18
Note:  Net investment income (loss) per share is based on the average shares outstanding during the year.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at https://im.williamblair.com/investments/mutual-funds#performance-tab.
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Financial Highlights — For a share outstanding throughout each period
International Growth Fund

	Class N
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$26.35	$27.73	$24.92	$37.57	$38.75
Income (loss) from investment operations:
Net investment income (loss)	0.15	0.09	0.14	0.11	(0.28)
Net realized and unrealized gain (loss) on investments	4.42	0.49	3.61	(10.78)	3.51
Total from investment operations	4.57	0.58	3.75	(10.67)	3.23
Less distributions from:
Net investment income	0.34	0.36	0.19	0.02	—
Net realized gain	4.59	1.60	0.75	1.96	4.41
Total distributions	4.93	1.96	0.94	1.98	4.41
Net asset value, end of period	$25.99	$26.35	$27.73	$24.92	$37.57
Total return (%)	17.74	2.11	15.12	(28.51)	8.68
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.34	1.40	1.39	1.40	1.46
Expenses, net of waivers and reimbursements	1.18	1.24	1.24	1.31	1.45
Net investment income (loss), before waivers and reimbursements	0.35	0.17	0.36	0.30	(0.68)
Net investment income (loss), net of waivers and reimbursements	0.51	0.33	0.51	0.39	(0.67)
Class N net assets at the end of the year (in thousands)	$229,980	$255,168	$292,273	$301,485	$293,481
Portfolio turnover rate (%)	77	48	42	50	19

	Class I
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$27.31	$28.67	$25.74	$38.68	$39.65
Income (loss) from investment operations:
Net investment income (loss)	0.23	0.17	0.21	0.24	(0.15)
Net realized and unrealized gain (loss) on investments	4.58	0.51	3.73	(11.16)	3.59
Total from investment operations	4.81	0.68	3.94	(10.92)	3.44
Less distributions from:
Net investment income	0.41	0.44	0.26	0.06	—
Net realized gain	4.59	1.60	0.75	1.96	4.41
Total distributions	5.00	2.04	1.01	2.02	4.41
Net asset value, end of period	$27.12	$27.31	$28.67	$25.74	$38.68
Total return (%)	18.01	2.38	15.38	(28.33)	9.01
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.06	1.10	1.10	1.12	1.14
Expenses, net of waivers and reimbursements	0.93	0.99	0.99	1.06	1.14
Net investment income (loss), before waivers and reimbursements	0.64	0.46	0.65	0.76	(0.36)
Net investment income (loss), net of waivers and reimbursements	0.77	0.57	0.76	0.82	(0.36)
Class I net assets at the end of the year (in thousands)	$802,959	$984,762	$992,759	$981,813	$1,702,775
Portfolio turnover rate (%)	77	48	42	50	19
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
International Growth Fund (continued)

	Class R6
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$27.34	$28.70	$25.76	$38.72	$39.66
Income (loss) from investment operations:
Net investment income (loss)	0.24	0.19	0.23	0.21	(0.11)
Net realized and unrealized gain (loss) on investments	4.59	0.51	3.73	(11.13)	3.58
Total from investment operations	4.83	0.70	3.96	(10.92)	3.47
Less distributions from:
Net investment income	0.43	0.46	0.27	0.08	—
Net realized gain	4.59	1.60	0.75	1.96	4.41
Total distributions	5.02	2.06	1.02	2.04	4.41
Net asset value, end of period	$27.15	$27.34	$28.70	$25.76	$38.72
Total return (%)	18.07	2.43	15.47	(28.30)	9.09
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	0.95	1.00	1.00	1.03	1.06
Expenses, net of waivers and reimbursements	0.88	0.94	0.94	1.01	1.06
Net investment income (loss), before waivers and reimbursements	0.74	0.56	0.76	0.69	(0.25)
Net investment income (loss), net of waivers and reimbursements	0.81	0.62	0.82	0.71	(0.25)
Class R6 net assets at the end of the year (in thousands)	$88,286	$123,202	$146,072	$151,338	$126,641
Portfolio turnover rate (%)	77	48	42	50	19
Note:  Net investment income (loss) per share is based on the average shares outstanding during the year.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at https://im.williamblair.com/investments/mutual-funds#performance-tab.
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Financial Highlights — For a share outstanding throughout each period
Institutional International Growth Fund

	Institutional
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$13.72	$14.40	$12.82	$19.03	$20.37
Income (loss) from investment operations:
Net investment income (loss)	0.13	0.09	0.09	0.11	(0.05)
Net realized and unrealized gain (loss) on investments	2.31	0.26	1.85	(5.47)	1.86
Total from investment operations	2.44	0.35	1.94	(5.36)	1.81
Less distributions from:
Net investment income	0.21	0.20	0.13	0.06	—
Net realized gain	1.59	0.83	0.23	0.79	3.15
Total distributions	1.80	1.03	0.36	0.85	3.15
Net asset value, end of period	$14.36	$13.72	$14.40	$12.82	$19.03
Total return (%)	18.05	2.41	15.20	(28.28)	9.39
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	0.94	1.00	1.00	1.01	1.01
Expenses, net of waivers and reimbursements	0.88	0.94	0.94	0.98	1.01
Net investment income (loss), before waivers and reimbursements	0.81	0.56	0.61	0.71	(0.22)
Net investment income (loss), net of waivers and reimbursements	0.87	0.62	0.67	0.74	(0.22)
Net assets at the end of the year (in thousands)	$834,540	$897,044	$929,474	$908,732	$1,281,843
Portfolio turnover rate (%)	79	50	44	55	19
Note:  Net investment income (loss) per share is based on the average shares outstanding during the year.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at https://im.williamblair.com/investments/mutual-funds#performance-tab.
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
International Small Cap Growth Fund

	Class N
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$12.09	$12.21	$10.74	$16.56	$17.45
Income (loss) from investment operations:
Net investment income (loss)	0.04	0.08	0.04	0.00 ^	(0.12)
Net realized and unrealized gain (loss) on investments	1.77	(0.01)	1.51	(5.82)	1.91
Total from investment operations	1.81	0.07	1.55	(5.82)	1.79
Less distributions from:
Net investment income	0.05	0.19	0.08	—	—
Net realized gain	—	—	—	—	2.68
Total distributions	0.05	0.19	0.08	—	2.68
Net asset value, end of period	$13.85	$12.09	$12.21	$10.74	$16.56
Total return (%)	14.98	0.55	14.42	(35.14)	10.87
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.61	1.55	1.53	1.49	1.46
Expenses, net of waivers and reimbursements	1.35	1.35	1.42	1.49	1.46
Net investment income (loss), before waivers and reimbursements	0.07	0.47	0.28	0.04	(0.67)
Net investment income (loss), net of waivers and reimbursements	0.33	0.67	0.39	0.04	(0.67)
Class N net assets at the end of the year (in thousands)	$1,264	$1,322	$1,547	$1,638	$3,540
Portfolio turnover rate (%)	69	49	37	51	52

^	Amount is less than $0.005 per share.

	Class I
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$12.27	$12.40	$10.90	$16.80	$17.66
Income (loss) from investment operations:
Net investment income (loss)	0.08	0.11	0.07	0.03	(0.07)
Net realized and unrealized gain (loss) on investments	1.80	(0.02)	1.54	(5.91)	1.93
Total from investment operations	1.88	0.09	1.61	(5.88)	1.86
Less distributions from:
Net investment income	0.09	0.22	0.11	0.02	0.04
Net realized gain	—	—	—	—	2.68
Total distributions	0.09	0.22	0.11	0.02	2.72
Net asset value, end of period	$14.06	$12.27	$12.40	$10.90	$16.80
Total return (%)	15.30	0.80	14.70	(34.99)	11.17
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.34	1.26	1.25	1.23	1.19
Expenses, net of waivers and reimbursements	1.10	1.10	1.17	1.23	1.19
Net investment income (loss), before waivers and reimbursements	0.34	0.76	0.54	0.28	(0.40)
Net investment income (loss), net of waivers and reimbursements	0.58	0.92	0.62	0.28	(0.40)
Class I net assets at the end of the year (in thousands)	$73,624	$74,867	$103,520	$98,330	$136,573
Portfolio turnover rate (%)	69	49	37	51	52
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Financial Highlights — For a share outstanding throughout each period
International Small Cap Growth Fund (continued)

	Class R6
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$12.35	$12.47	$10.97	$16.91	$17.76
Income (loss) from investment operations:
Net investment income (loss)	0.08	0.12	0.08	0.05	(0.06)
Net realized and unrealized gain (loss) on investments	1.82	(0.01)	1.54	(5.96)	1.95
Total from investment operations	1.90	0.11	1.62	(5.91)	1.89
Less distributions from:
Net investment income	0.09	0.23	0.12	0.03	0.06
Net realized gain	—	—	—	—	2.68
Total distributions	0.09	0.23	0.12	0.03	2.74
Net asset value, end of period	$14.16	$12.35	$12.47	$10.97	$16.91
Total return (%)	15.42	0.86	14.76	(34.94)	11.27
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.23	1.17	1.15	1.14	1.10
Expenses, net of waivers and reimbursements	1.05	1.05	1.12	1.14	1.10
Net investment income (loss), before waivers and reimbursements	0.44	0.83	0.64	0.38	(0.31)
Net investment income (loss), net of waivers and reimbursements	0.62	0.95	0.67	0.38	(0.31)
Class R6 net assets at the end of the year (in thousands)	$55,364	$84,511	$135,679	$134,982	$243,398
Portfolio turnover rate (%)	69	49	37	51	52
Note:  Net investment income (loss) per share is based on the average shares outstanding during the year.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at https://im.williamblair.com/investments/mutual-funds#performance-tab.
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
Emerging Markets Leaders Fund

	Class N
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.21	$8.72	$8.29	$11.33	$13.26
Income (loss) from investment operations:
Net investment income (loss)	0.07	0.04	0.05	0.02	(0.06)
Net realized and unrealized gain (loss) on investments	2.33	0.46	0.43	(2.98)	(0.98)
Total from investment operations	2.40	0.50	0.48	(2.96)	(1.04)
Less distributions from:
Net investment income	0.08	0.01	0.05	—	0.01
Net realized gain	—	—	—	0.08	0.88
Total distributions	0.08	0.01	0.05	0.08	0.89
Net asset value, end of period	$11.53	$9.21	$8.72	$8.29	$11.33
Total return (%)	26.05	5.69	5.85	(26.11)	(7.69)
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.54	1.50	1.46	1.48	1.56
Expenses, net of waivers and reimbursements	1.24	1.24	1.24	1.29	1.40
Net investment income (loss), before waivers and reimbursements	0.42	0.14	0.41	0.05	(0.64)
Net investment income (loss), net of waivers and reimbursements	0.72	0.40	0.63	0.24	(0.48)
Class N net assets at the end of the year (in thousands)	$1,082	$879	$1,007	$1,092	$2,096
Portfolio turnover rate (%)	79	67	44	42	40

	Class I
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.25	$8.76	$8.32	$11.33	$13.28
Income (loss) from investment operations:
Net investment income (loss)	0.08	0.06	0.09	0.06	(0.04)
Net realized and unrealized gain (loss) on investments	2.36	0.45	0.42	(2.99)	(0.98)
Total from investment operations	2.44	0.51	0.51	(2.93)	(1.02)
Less distributions from:
Net investment income	0.10	0.02	0.07	—	0.05
Net realized gain	—	—	—	0.08	0.88
Total distributions	0.10	0.02	0.07	0.08	0.93
Net asset value, end of period	$11.59	$9.25	$8.76	$8.32	$11.33
Total return (%)	26.43	5.86	6.13	(25.84)	(7.48)
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.27	1.23	1.18	1.19	1.28
Expenses, net of waivers and reimbursements	0.99	0.99	0.99	1.05	1.15
Net investment income (loss), before waivers and reimbursements	0.55	0.45	0.82	0.46	(0.40)
Net investment income (loss), net of waivers and reimbursements	0.83	0.69	1.01	0.60	(0.27)
Class I net assets at the end of the year (in thousands)	$9,061	$10,634	$13,772	$29,682	$42,750
Portfolio turnover rate (%)	79	67	44	42	40
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Financial Highlights — For a share outstanding throughout each period
Emerging Markets Leaders Fund (continued)

	Class R6
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.24	$8.75	$8.31	$11.32	$13.26
Income (loss) from investment operations:
Net investment income (loss)	0.10	0.07	0.09	0.06	(0.02)
Net realized and unrealized gain (loss) on investments	2.34	0.45	0.42	(2.99)	(0.98)
Total from investment operations	2.44	0.52	0.51	(2.93)	(1.00)
Less distributions from:
Net investment income	0.11	0.03	0.07	—	0.06
Net realized gain	—	—	—	0.08	0.88
Total distributions	0.11	0.03	0.07	0.08	0.94
Net asset value, end of period	$11.57	$9.24	$8.75	$8.31	$11.32
Total return (%)	26.42	5.92	6.22	(25.86)	(7.35)
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.18	1.13	1.08	1.11	1.20
Expenses, net of waivers and reimbursements	0.94	0.94	0.94	1.00	1.10
Net investment income (loss), before waivers and reimbursements	0.76	0.60	0.90	0.50	(0.26)
Net investment income (loss), net of waivers and reimbursements	1.00	0.79	1.04	0.61	(0.16)
Class R6 net assets at the end of the year (in thousands)	$85,620	$153,188	$238,806	$321,319	$428,839
Portfolio turnover rate (%)	79	67	44	42	40
Note:  Net investment income (loss) per share is based on the average shares outstanding during the year.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at https://im.williamblair.com/investments/mutual-funds#performance-tab.
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
Emerging Markets Growth Fund

	Class N
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$12.53	$11.35	$10.35	$15.55	$18.42
Income (loss) from investment operations:
Net investment income (loss)	0.05	0.02	0.06	0.02	(0.13)
Net realized and unrealized gain (loss) on investments	3.06	1.16	0.97	(5.20)	0.62
Total from investment operations	3.11	1.18	1.03	(5.18)	0.49
Less distributions from:
Net investment income	0.02	—	0.03	—	—
Net realized gain	—	—	—	0.02	3.36
Total distributions	0.02	—	0.03	0.02	3.36
Net asset value, end of period	$15.62	$12.53	$11.35	$10.35	$15.55
Total return (%)	24.84	10.40	9.99	(33.33)	2.97
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.43	1.43	1.46	1.50	1.55
Expenses, net of waivers and reimbursements	1.24	1.24	1.24	1.36	1.55
Net investment income (loss), before waivers and reimbursements	0.16	(0.06)	0.38	0.07	(0.65)
Net investment income (loss), net of waivers and reimbursements	0.35	0.13	0.60	0.21	(0.65)
Class N net assets at the end of the year (in thousands)	$14,900	$15,265	$13,748	$14,664	$28,565
Portfolio turnover rate (%)	84	81	58	92	52

	Class I
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$12.82	$11.60	$10.58	$15.85	$18.66
Income (loss) from investment operations:
Net investment income (loss)	0.08	0.04	0.09	0.05	(0.07)
Net realized and unrealized gain (loss) on investments	3.14	1.19	0.99	(5.30)	0.62
Total from investment operations	3.22	1.23	1.08	(5.25)	0.55
Less distributions from:
Net investment income	0.06	0.01	0.06	—	—
Net realized gain	—	—	—	0.02	3.36
Total distributions	0.06	0.01	0.06	0.02	3.36
Net asset value, end of period	$15.98	$12.82	$11.60	$10.58	$15.85
Total return (%)	25.18	10.62	10.23	(33.14)	3.25
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.18	1.18	1.20	1.24	1.27
Expenses, net of waivers and reimbursements	0.99	0.99	0.99	1.11	1.27
Net investment income (loss), before waivers and reimbursements	0.39	0.16	0.61	0.32	(0.37)
Net investment income (loss), net of waivers and reimbursements	0.58	0.35	0.82	0.45	(0.37)
Class I net assets at the end of the year (in thousands)	$317,344	$252,524	$173,377	$174,884	$190,985
Portfolio turnover rate (%)	84	81	58	92	52
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Financial Highlights — For a share outstanding throughout each period
Emerging Markets Growth Fund (continued)

	Class R6
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$12.98	$11.74	$10.71	$16.04	$18.84
Income (loss) from investment operations:
Net investment income (loss)	0.09	0.05	0.09	0.06	(0.05)
Net realized and unrealized gain (loss) on investments	3.18	1.21	1.01	(5.37)	0.63
Total from investment operations	3.27	1.26	1.10	(5.31)	0.58
Less distributions from:
Net investment income	0.07	0.02	0.07	—	0.02
Net realized gain	—	—	—	0.02	3.36
Total distributions	0.07	0.02	0.07	0.02	3.38
Net asset value, end of period	$16.18	$12.98	$11.74	$10.71	$16.04
Total return (%)	25.23	10.71	10.26	(33.13)	3.37
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.05	1.06	1.08	1.14	1.17
Expenses, net of waivers and reimbursements	0.94	0.94	0.94	1.06	1.17
Net investment income (loss), before waivers and reimbursements	0.51	0.31	0.68	0.41	(0.27)
Net investment income (loss), net of waivers and reimbursements	0.62	0.43	0.82	0.49	(0.27)
Class R6 net assets at the end of the year (in thousands)	$682,242	$612,245	$635,716	$480,586	$822,288
Portfolio turnover rate (%)	84	81	58	92	52
Note:  Net investment income (loss) per share is based on the average shares outstanding during the year.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at https://im.williamblair.com/investments/mutual-funds#performance-tab.
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
Emerging Markets ex China Growth Fund

	Class I
	Years Ended December 31,			Period Ended December 31,
	2025	2024	2023	2022(a)
Net asset value, beginning of year	$13.21	$11.64	$9.41	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.10	0.05	0.08	0.02
Net realized and unrealized gain (loss) on investments	3.57	1.52	2.25	(0.61)
Total from investment operations	3.67	1.57	2.33	(0.59)
Less distributions from:
Net investment income	0.08	—	0.10	—
Net realized gain	0.80	—	—	—
Total distributions	0.88	—	0.10	—
Net asset value, end of period	$16.00	$13.21	$11.64	$9.41
Total return (%)*	28.18	13.49	24.75	(5.90)
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.86	2.11	2.35	2.77
Expenses, net of waivers and reimbursements	0.99	0.99	0.99	0.99
Net investment income (loss), before waivers and reimbursements	(0.21)	(0.75)	(0.58)	(1.40)
Net investment income (loss), net of waivers and reimbursements	0.66	0.37	0.78	0.38
Class I net assets at the end of the year (in thousands)	$14,860	$9,452	$2,841	$9
Portfolio turnover rate (%)*	84	69	55	64

(a)	For the period from July 29, 2022 (Commencement of Operations) to December 31, 2022.
*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.

	Class R6
	Years Ended December 31,			Period Ended December 31,
	2025	2024	2023	2022(a)
Net asset value, beginning of year	$13.23	$11.65	$9.42	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.11	0.06	0.08	0.02
Net realized and unrealized gain (loss) on investments	3.58	1.52	2.25	(0.60)
Total from investment operations	3.69	1.58	2.33	(0.58)
Less distributions from:
Net investment income	0.09	—	0.10	—
Net realized gain	0.80	—	—	—
Total distributions	0.89	—	0.10	—
Net asset value, end of period	$16.03	$13.23	$11.65	$9.42
Total return (%)*	28.25	13.56	24.75	(5.80)
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.76	2.01	2.26	2.78
Expenses, net of waivers and reimbursements	0.94	0.94	0.94	0.94
Net investment income (loss), before waivers and reimbursements	(0.09)	(0.57)	(0.53)	(1.42)
Net investment income (loss), net of waivers and reimbursements	0.73	0.50	0.79	0.42
Class R6 net assets at the end of the year (in thousands)	$42,729	$26,020	$19,169	$13,024
Portfolio turnover rate (%)*	84	69	55	64

(a)	For the period from July 29, 2022 (Commencement of Operations) to December 31, 2022.
*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Financial Highlights — For a share outstanding throughout each period
Emerging Markets ex China Growth Fund (continued)
Note:  Net investment income (loss) per share is based on the average shares outstanding during the year.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at https://im.williamblair.com/investments/mutual-funds#performance-tab.
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
Emerging Markets Small Cap Growth Fund

	Class N
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$21.26	$19.66	$16.13	$23.52	$22.22
Income (loss) from investment operations:
Net investment income (loss)	0.28	0.06	0.03	(0.01)	(0.20)
Net realized and unrealized gain (loss) on investments	2.53	1.54	3.51	(6.59)	3.53
Total from investment operations	2.81	1.60	3.54	(6.60)	3.33
Less distributions from:
Net investment income	0.19	—	0.01	—	—
Net realized gain	1.89	—	—	0.79	2.03
Total distributions	2.08	—	0.01	0.79	2.03
Net asset value, end of period	$21.99	$21.26	$19.66	$16.13	$23.52
Total return (%)	13.68	8.09	21.93	(28.12)	15.23
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.70	1.70	1.70	1.69	1.60
Expenses, net of waivers and reimbursements	1.40	1.40	1.45	1.55	1.55
Net investment income (loss), before waivers and reimbursements	1.01	(0.01)	(0.07)	(0.18)	(0.88)
Net investment income (loss), net of waivers and reimbursements	1.31	0.29	0.18	(0.04)	(0.83)
Class N net assets at the end of the year (in thousands)	$3,705	$4,021	$3,857	$3,069	$4,262
Portfolio turnover rate (%)	261	188	117	101	76

	Class I
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$21.63	$19.96	$16.37	$23.79	$22.40
Income (loss) from investment operations:
Net investment income (loss)	0.34	0.11	0.07	0.04	(0.14)
Net realized and unrealized gain (loss) on investments	2.59	1.56	3.57	(6.67)	3.56
Total from investment operations	2.93	1.67	3.64	(6.63)	3.42
Less distributions from:
Net investment income	0.25	—	0.05	—	—
Net realized gain	1.89	—	—	0.79	2.03
Total distributions	2.14	—	0.05	0.79	2.03
Net asset value, end of period	$22.42	$21.63	$19.96	$16.37	$23.79
Total return (%)	13.94	8.37	22.25	(27.93)	15.51
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.43	1.42	1.43	1.40	1.31
Expenses, net of waivers and reimbursements	1.15	1.15	1.20	1.30	1.30
Net investment income (loss), before waivers and reimbursements	1.27	0.25	0.18	0.11	(0.59)
Net investment income (loss), net of waivers and reimbursements	1.55	0.52	0.41	0.21	(0.58)
Class I net assets at the end of the year (in thousands)	$135,573	$153,032	$134,297	$108,401	$171,994
Portfolio turnover rate (%)	261	188	117	101	76
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Financial Highlights — For a share outstanding throughout each period
Emerging Markets Small Cap Growth Fund (continued)

	Class R6
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$21.70	$20.02	$16.41	$23.84	$22.44
Income (loss) from investment operations:
Net investment income (loss)	0.35	0.11	0.08	0.05	(0.12)
Net realized and unrealized gain (loss) on investments	2.60	1.57	3.59	(6.69)	3.56
Total from investment operations	2.95	1.68	3.67	(6.64)	3.44
Less distributions from:
Net investment income	0.26	—	0.06	—	0.01
Net realized gain	1.89	—	—	0.79	2.03
Total distributions	2.15	—	0.06	0.79	2.04
Net asset value, end of period	$22.50	$21.70	$20.02	$16.41	$23.84
Total return (%)	13.99	8.39	22.37	(27.91)	15.58
Ratios to average daily net assets (%):
Expenses, before waivers and reimbursements	1.32	1.31	1.32	1.31	1.23
Expenses, net of waivers and reimbursements	1.10	1.10	1.15	1.25	1.23
Net investment income (loss), before waivers and reimbursements	1.38	0.33	0.29	0.18	(0.49)
Net investment income (loss), net of waivers and reimbursements	1.60	0.54	0.46	0.24	(0.49)
Class R6 net assets at the end of the year (in thousands)	$228,505	$241,040	$251,558	$211,203	$324,152
Portfolio turnover rate (%)	261	188	117	101	76
Note:  Net investment income (loss) per share is based on the average shares outstanding during the year.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at https://im.williamblair.com/investments/mutual-funds#performance-tab.
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
China Growth Fund

	Class I
	Years Ended December 31,				Period Ended December 31,
	2025	2024	2023	2022	2021(a)
Net asset value, beginning of year	$5.30	$4.87	$6.46	$9.54	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.04	0.06	0.05	0.03	(0.04)
Net realized and unrealized gain (loss) on investments	1.24	0.44	(1.62)	(3.11)	(0.42)
Total from investment operations	1.28	0.50	(1.57)	(3.08)	(0.46)
Less distributions from:
Net investment income	0.05	0.07	0.02	—	—
Total distributions	0.05	0.07	0.02	—	—
Net asset value, end of period	$6.53	$5.30	$4.87	$6.46	$9.54
Total return (%)*	24.25	10.34	(24.28)	(32.43)	(4.40)
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	8.54	9.46	9.78	5.31	4.74
Expenses, net of waivers and reimbursements	0.99	0.99	0.99	1.01	1.05
Net investment income (loss), before waivers and reimbursements	(6.85)	(7.33)	(7.93)	(3.90)	(4.69)
Net investment income (loss), net of waivers and reimbursements	0.70	1.14	0.86	0.40	(1.00)
Class I net assets at the end of the year (in thousands)	$89	$68	$160	$509	$5,538
Portfolio turnover rate (%)*	73	81	97	36	4

(a)	For the period from August 27, 2021 (Commencement of Operations) to December 31, 2021.
*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.

	Class R6
	Years Ended December 31,				Period Ended December 31,
	2025	2024	2023	2022	2021(a)
Net asset value, beginning of year	$5.28	$4.85	$6.45	$9.54	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.04	0.06	0.04	0.02	(0.03)
Net realized and unrealized gain (loss) on investments	1.24	0.45	(1.61)	(3.11)	(0.43)
Total from investment operations	1.28	0.51	(1.57)	(3.09)	(0.46)
Less distributions from:
Net investment income	0.06	0.08	0.03	0.00 ^	—
Total distributions	0.06	0.08	0.03	0.00 ^	—
Net asset value, end of period	$6.50	$5.28	$4.85	$6.45	$9.54
Total return (%)*	24.21	10.46	(24.38)	(32.49)	(4.40)
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	8.54	9.39	9.75	5.27	4.72
Expenses, net of waivers and reimbursements	0.94	0.94	0.94	0.96	1.00
Net investment income (loss), before waivers and reimbursements	(6.85)	(7.21)	(8.08)	(4.01)	(4.61)
Net investment income (loss), net of waivers and reimbursements	0.75	1.24	0.73	0.30	(0.89)
Class R6 net assets at the end of the year (in thousands)	$1,989	$1,660	$1,687	$1,438	$1,687
Portfolio turnover rate (%)*	73	81	97	36	4

(a)	For the period from August 27, 2021 (Commencement of Operations) to December 31, 2021.
^	Amount is less than $0.005 per share.
*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Financial Highlights — For a share outstanding throughout each period
China Growth Fund (continued)
Note:  Net investment income (loss) per share is based on the average shares outstanding during the year.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at https://im.williamblair.com/investments/mutual-funds#performance-tab.
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

Financial Highlights — For a share outstanding throughout each period
Emerging Markets Debt Fund

	Class I
	Years Ended December 31,				Period Ended December 31,
	2025	2024	2023	2022	2021(a)
Net asset value, beginning of year	$8.06	$7.89	$7.44	$9.59	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.54	0.59	0.52	0.48	0.27
Net realized and unrealized gain (loss) on investments	0.71	0.11	0.44	(2.10)	(0.40)
Total from investment operations	1.25	0.70	0.96	(1.62)	(0.13)
Less distributions from:
Net investment income	0.53	0.53	0.48	0.51	0.28
Return of capital	0.02	—	0.03	0.02	—
Total distributions	0.55	0.53	0.51	0.53	0.28
Net asset value, end of period	$8.76	$8.06	$7.89	$7.44	$9.59
Total return (%)*	16.09	9.06	13.41	(16.93)	(1.39)
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.18	1.12	1.26	1.28	1.24
Expenses, net of waivers and reimbursements	0.70	0.70	0.70	0.70	0.70
Net investment income (loss), before waivers and reimbursements	5.99	6.92	6.42	5.39	4.02
Net investment income (loss), net of waivers and reimbursements	6.47	7.34	6.98	5.97	4.56
Class I net assets at the end of the year (in thousands)	$40,984	$13,787	$3,205	$923	$1,484
Portfolio turnover rate (%)*	120	104	106	118	72

(a)	For the period from May 25, 2021 (Commencement of Operations) to December 31, 2021.
*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.

	Class R6
	Years Ended December 31,				Period Ended December 31,
	2025	2024	2023	2022	2021(a)
Net asset value, beginning of year	$8.05	$7.88	$7.44	$9.59	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.56	0.58	0.53	0.48	0.28
Net realized and unrealized gain (loss) on investments	0.70	0.12	0.42	(2.09)	(0.41)
Total from investment operations	1.26	0.70	0.95	(1.61)	(0.13)
Less distributions from:
Net investment income	0.54	0.53	0.48	0.52	0.28
Return of capital	0.02	—	0.03	0.02	—
Total distributions	0.56	0.53	0.51	0.54	0.28
Net asset value, end of period	$8.75	$8.05	$7.88	$7.44	$9.59
Total return (%)*	16.16	9.14	13.48	(16.95)	(1.32)
Ratios to average daily net assets (%):**
Expenses, before waivers and reimbursements	1.07	1.02	1.17	1.20	1.17
Expenses, net of waivers and reimbursements	0.65	0.65	0.65	0.65	0.65
Net investment income (loss), before waivers and reimbursements	6.25	6.83	6.52	5.50	4.10
Net investment income (loss), net of waivers and reimbursements	6.67	7.20	7.04	6.05	4.62
Class R6 net assets at the end of the year (in thousands)	$32,014	$52,304	$50,231	$44,903	$50,010
Portfolio turnover rate (%)*	120	104	106	118	72

(a)	For the period from May 25, 2021 (Commencement of Operations) to December 31, 2021.
*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.
See accompanying Notes to Financial Statements.
December 31, 2025

Annual

Financial Highlights — For a share outstanding throughout each period
Emerging Markets Debt Fund (continued)
Note:  Net investment income (loss) per share is based on the average shares outstanding during the year.
Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our website at https://im.williamblair.com/investments/mutual-funds#performance-tab.
See accompanying Notes to Financial Statements.
December 31, 2025

William Blair Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of William Blair Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of William Blair Funds (the “Trust”) (comprising Growth Fund, Large Cap Growth Fund, Mid Cap Value Fund, Small-Mid Cap Core Fund, Small-Mid Cap Growth Fund, Small-Mid Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Global Leaders Fund, International Leaders Fund, International Growth Fund, Institutional International Growth Fund, International Small Cap Growth Fund, Emerging Markets Leaders Fund, Emerging Markets Growth Fund, Emerging Markets ex China Growth Fund, Emerging Markets Small Cap Growth Fund, China Growth Fund, and Emerging Markets Debt Fund (collectively referred to as the “Funds”)), including the portfolios of investments, as of December 31, 2025, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising William Blair Funds at December 31, 2025, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Funds comprising the William Blair Funds	Statements of operations	Statements of changes in net assets	Financial Highlights
Growth Fund
Large Cap Growth Fund
Small-Mid Cap Core Fund
Small-Mid Cap Growth Fund
Small Cap Growth Fund
Global Leaders Fund
International Leaders Fund
International Growth Fund
Institutional International Growth Fund
International Small Cap Growth Fund
Emerging Markets Leaders Fund
Emerging Markets Growth Fund
Emerging Markets Small Cap Growth Fund
	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the five years in the period ended December 31, 2025
China Growth Fund	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the four years in the period ended December 31, 2025 and the period from August 27, 2021 (commencement of operations) through December 31, 2021
Emerging Markets Debt Fund	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the four years in the period ended December 31, 2025 and the period from May 25, 2021 (commencement of operations) through December 31, 2021
Small Cap Value Fund	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the four years in the period ended December 31, 2025 and the period from November 1, 2021 through December 31, 2021 and the year ended October 31, 2021
December 31, 2025

Annual

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Funds comprising the William Blair Funds	Statements of operations	Statements of changes in net assets	Financial Highlights
Mid Cap Value Fund	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the three years ended December 31, 2025 and the period from March 16, 2022 (commencement of operations) through December 31, 2022
Emerging Markets ex China Growth Fund	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the three years ended December 31, 2025 and the period from July 29, 2022 (commencement of operations) through December 31, 2022
Small-Mid Cap Value Fund	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For the each of two years ended December 31, 2025 and the period from August 17, 2023 (commencement of operations) through December 31, 2023
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers, when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more William Blair investment companies since 1989.
Chicago, Illinois
February 25, 2026
December 31, 2025

William Blair Funds

(Unaudited)
Additional Federal Income Tax Information:
Under Section 852(b)(3)(C) of the Code, the Funds hereby designate the following amounts as capital gain dividends for the fiscal year ended December 31, 2025 (in thousands):
Fund	Capital Gain Dividend
Growth Fund	$58,416
Large Cap Growth Fund	249,129
Mid Cap Value Fund	4
Small-Mid Cap Core Fund	4,279
Small-Mid Cap Growth Fund	28,301
Small-Mid Cap Value Fund	21
Small Cap Growth Fund	61,811
Small Cap Value Fund	11,316
Global Leaders Fund	18,219
International Leaders Fund	78,399
International Growth Fund	208,212
Institutional International Growth Fund	100,507
Emerging Markets Growth Fund	381
Emerging Markets ex China Growth Fund	2,840
Emerging Markets Small Cap Growth Fund	29,991
December 31, 2025

Annual

BOARD OF TRUSTEES
Vann Avedisian
Co-founder and Partner, Newbond Holdings
Kathleen Barr, Chair
Retired Senior Managing Director, PNC Capital Advisors, LLC
Michelle Borré
Retired Senior Portfolio Manager and Senior Vice President, OppenheimerFunds
Cissie Citardi
Partner, William Blair
Daniel Leib
Chief Executive Officer, Donnelley Financial Solutions, Inc.
Dorri McWhorter
President and Chief Executive Officer, The Executives’ Club of Chicago
Steven Zenz
Retired Partner, KPMG LLP

Officers

Lisa Rusch, President
Alaina Anderson, CFA, Senior Vice President
Marcelo Assalin, CFA, Senior Vice President
Paul Birchenough, Senior Vice President
Daniel Crowe, CFA, Senior Vice President
Robert J. Duwa, CFA, Senior Vice President
Simon Fennell, Senior Vice President
Matthew Fleming, CFA, Senior Vice President
James S.  Golan, CFA, Senior Vice President
William V. Heaphy, CFA, Senior Vice President
Todd M. McClone, CFA, Senior Vice President
Casey K. Preyss, CFA, Senior Vice President
David P. Ricci, CFA, Senior Vice President
Marco Ruijer, CFA, Senior Vice President
Hugo Scott-Gall, Senior Vice President
Ward D. Sexton, CFA, Senior Vice President
Andrew Siepker, CFA, Senior Vice President
Ian Smith, Senior Vice President
Mark C. Thompson, CFA, Senior Vice President
Vivian Lin Thurston, CFA, Senior Vice President
Dan Zelazny, Senior Vice President
Nicholas Zimmerman, CFA, Senior Vice President
Mark S.  Goodman, CFA, Vice President
Chandan Khanna, Vice President
Jared Lou, CFA, Vice President
Arun Sharma, Vice President
Daniel Carey, Chief Legal Officer and Assistant Secretary
E. Laura Simsic, Chief Compliance Officer
John M. Raczek, Treasurer
Andrew T.  Pfau, Secretary
David M. Cihak, Assistant Treasurer
Investment Adviser
William Blair Investment Management, LLC
Distributor
William Blair & Company, L.L.C.
Independent Registered Public Accounting Firm
Ernst & Young LLP
Transfer Agent
SS&C GIDS, Inc.
For customer assistance, call 1-800-635-2886
P.O. Box 219137
Kansas City, Missouri 64121-9137
December 31, 2025

William Blair Funds

William Blair Funds
U.S. EQUITY

Growth Fund

Large Cap Growth Fund

Mid Cap Value Fund

Small-Mid Cap Core Fund

Small-Mid Cap Growth Fund

Small-Mid Cap Value Fund

Small Cap Growth Fund

Small Cap Value Fund

GLOBAL EQUITY

Global Leaders Fund

INTERNATIONAL EQUITY

International Leaders Fund

International Growth Fund

Institutional International Growth Fund

International Small Cap Growth Fund

Emerging Markets Leaders Fund

Emerging Markets Growth Fund

Emerging Markets ex China Growth Fund

Emerging Markets Small Cap Growth Fund

China Growth Fund

EMERGING MARKETS DEBT

Emerging Markets Debt Fund

+1 800 742 7272
williamblairfunds.com
©William Blair & Company, L.L.C., distributor
150 North Riverside Plaza
Chicago, Illinois 60606
103188

Item 9.    Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.    Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Disclosure in response to this item is included under Item 7 of this Form N-CSR.

Item 11.    Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

Item 13.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

Item 14.    Purchase of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

Item 15.    Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the Registrant last provided disclosure in response to this item.

Item 16.    Controls and Procedures.

  The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3 (b) under the 1940 Act (17 CFR 270.30a-3(b) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended to date (17 CFR 240.13a-15(b) or 240.15d-15(b)).

  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

Item 18.    Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.    Exhibits.

19. (a) (1) The Registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit hereto.

19. (a) (2) Not applicable to this Registrant.

19. (a) (3) (1) Certification of Principal Executive Officer Required by Rule 30a-2(a) of the Investment Company Act of 1940 is filed as an exhibit hereto.

19. (a) (3) (2) Certification of Principal Financial Officer Required by Rule 30a-2(a) of the Investment Company Act of 1940 is filed as an exhibit hereto.

19. (a) (4) Not applicable.

19. (a) (5) Not applicable.

19. (b) Certifications of the Principal Executive Officer and Principal Financial Officer of the issuer as required by Rule 30a-2(b) of the Investment Company Act of 1940 are filed as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

William Blair Funds

/s/ Lisa Rusch
By:	Lisa Rusch President (Principal Executive Officer)

Date:	February 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Lisa Rusch
Lisa Rusch President (Principal Executive Officer)

Date:	February 25, 2026
/s/ John Raczek
By:	John Raczek Treasurer (Principal Financial Officer)

Date:	February 25, 2026